UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2020

Item 1.

Reports to Stockholders

Fidelity® 500 Index Fund

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Apple, Inc.	7.3
Microsoft Corp.	5.9
Amazon.com, Inc.	5.0
Facebook, Inc. Class A	2.4
Alphabet, Inc. Class A	1.7
Alphabet, Inc. Class C	1.7
Berkshire Hathaway, Inc. Class B	1.5
Johnson & Johnson	1.4
Visa, Inc. Class A	1.2
Procter & Gamble Co.	1.2
29.3

Top Market Sectors as of August 31, 2020

% of fund's net assets
Information Technology	28.7
Health Care	13.9
Consumer Discretionary	11.4
Communication Services	11.1
Financials	9.6
Industrials	8.0
Consumer Staples	6.9
Utilities	2.8
Real Estate	2.6
Materials	2.5

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	63,566,075	$1,894,905
CenturyLink, Inc. (a)	8,812,277	94,732
Verizon Communications, Inc.	36,917,358	2,188,092
		4,177,729
Entertainment - 2.1%
Activision Blizzard, Inc.	6,873,933	574,111
Electronic Arts, Inc. (b)	2,575,555	359,213
Live Nation Entertainment, Inc. (a)(b)	1,267,499	71,994
Netflix, Inc. (a)(b)	3,923,736	2,077,854
Take-Two Interactive Software, Inc. (b)	1,016,549	174,023
The Walt Disney Co.	16,114,711	2,125,047
		5,382,242
Interactive Media& Services - 5.9%
Alphabet, Inc.:
Class A (b)	2,676,906	4,362,099
Class C (b)	2,609,213	4,263,924
Facebook, Inc. Class A (b)	21,452,342	6,289,827
Twitter, Inc. (b)	7,000,113	284,065
		15,199,915
Media - 1.3%
Charter Communications, Inc. Class A (a)(b)	1,344,606	827,753
Comcast Corp. Class A	40,635,123	1,820,860
Discovery Communications, Inc.:
Class A (a)(b)	1,428,047	31,510
Class C (non-vtg.) (b)	2,821,880	56,353
DISH Network Corp. Class A (b)	2,294,174	81,489
Fox Corp.:
Class A	3,056,740	85,161
Class B	1,420,982	39,503
Interpublic Group of Companies, Inc. (a)	3,475,960	61,733
News Corp.:
Class A	3,468,816	52,448
Class B	1,086,812	16,378
Omnicom Group, Inc.	1,911,735	103,406
ViacomCBS, Inc. Class B (a)	4,822,831	134,316
		3,310,910
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	5,194,446	606,088

TOTAL COMMUNICATION SERVICES		28,676,884

CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.1%
Aptiv PLC	2,391,413	205,948
BorgWarner, Inc. (a)	1,849,527	75,072
		281,020
Automobiles - 0.2%
Ford Motor Co.	34,849,279	237,672
General Motors Co.	11,235,335	332,903
		570,575
Distributors - 0.1%
Genuine Parts Co.	1,287,023	121,546
LKQ Corp. (b)	2,711,866	86,075
		207,621
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,717,199	24,899
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. (a)	4,226,651	69,655
Chipotle Mexican Grill, Inc. (b)	228,925	299,956
Darden Restaurants, Inc.	1,158,722	100,426
Domino's Pizza, Inc.	348,993	142,724
Hilton Worldwide Holdings, Inc.	2,473,600	223,514
Las Vegas Sands Corp.	2,998,010	152,029
Marriott International, Inc. Class A	2,401,081	247,095
McDonald's Corp.	6,633,675	1,416,422
MGM Mirage, Inc. (a)	4,400,272	99,006
Norwegian Cruise Line Holdings Ltd. (a)(b)	2,435,708	41,675
Royal Caribbean Cruises Ltd. (a)	1,531,793	105,449
Starbucks Corp.	10,421,267	880,284
Wynn Resorts Ltd.	866,115	75,742
Yum! Brands, Inc.	2,685,263	257,382
		4,111,359
Household Durables - 0.4%
D.R. Horton, Inc. (a)	2,951,427	210,643
Garmin Ltd.	1,295,175	134,193
Leggett & Platt, Inc. (a)	1,180,321	48,393
Lennar Corp. Class A	2,450,021	183,311
Mohawk Industries, Inc. (b)	530,730	49,002
Newell Brands, Inc. (a)	3,405,266	54,416
NVR, Inc. (b)	30,870	128,677
PulteGroup, Inc.	2,248,767	100,273
Whirlpool Corp. (a)	554,590	98,562
		1,007,470
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (b)	3,737,880	12,899,274
eBay, Inc.	5,892,851	322,810
Expedia, Inc.	1,208,505	118,615
The Booking Holdings, Inc. (b)	365,168	697,635
		14,038,334
Leisure Products - 0.1%
Hasbro, Inc. (a)	1,136,786	89,738
Multiline Retail - 0.5%
Dollar General Corp.	2,245,752	453,372
Dollar Tree, Inc. (b)	2,116,478	203,753
Kohl's Corp. (a)	1,407,259	30,059
Target Corp.	4,460,911	674,534
		1,361,718
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	616,488	96,363
AutoZone, Inc. (b)	208,301	249,193
Best Buy Co., Inc.	2,027,976	224,923
CarMax, Inc. (a)(b)	1,451,938	155,256
Gap, Inc.	1,899,206	33,027
L Brands, Inc.	2,082,079	61,213
Lowe's Companies, Inc.	6,735,800	1,109,319
O'Reilly Automotive, Inc. (b)	662,211	308,345
Ross Stores, Inc.	3,170,605	288,779
The Home Depot, Inc.	9,595,338	2,735,055
Tiffany & Co., Inc.	974,343	119,357
TJX Companies, Inc.	10,686,924	585,537
Tractor Supply Co.	1,031,599	153,533
Ulta Beauty, Inc. (b)	502,391	116,645
		6,236,545
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	3,105,011	47,476
NIKE, Inc. Class B	11,062,880	1,237,826
PVH Corp.	632,868	35,289
Ralph Lauren Corp. (a)	426,245	29,338
Tapestry, Inc. (a)	2,463,221	36,283
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,681,622	16,497
Class C (non-vtg.) (a)(b)	1,752,845	15,513
VF Corp.	2,844,722	187,040
		1,605,262

TOTAL CONSUMER DISCRETIONARY		29,534,541

CONSUMER STAPLES - 6.9%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.) (a)	1,627,014	119,049
Constellation Brands, Inc. Class A (sub. vtg.)	1,498,411	276,427
Molson Coors Beverage Co. Class B	1,677,744	63,150
Monster Beverage Corp. (b)	3,335,309	279,699
PepsiCo, Inc.	12,378,666	1,733,756
The Coca-Cola Co.	34,485,393	1,708,062
		4,180,143
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	3,939,080	1,369,461
Kroger Co.	7,014,020	250,260
Sysco Corp.	4,528,742	272,359
Walgreens Boots Alliance, Inc.	6,573,981	249,943
Walmart, Inc.	12,632,712	1,754,052
		3,896,075
Food Products - 1.1%
Archer Daniels Midland Co.	4,955,888	221,826
Campbell Soup Co.	1,509,632	79,422
Conagra Brands, Inc.	4,345,475	166,692
General Mills, Inc.	5,407,704	345,823
Hormel Foods Corp. (a)	2,500,310	127,466
Kellogg Co.	2,231,718	158,251
Lamb Weston Holdings, Inc. (a)	1,302,894	81,887
McCormick & Co., Inc. (non-vtg.)	1,103,070	227,453
Mondelez International, Inc.	12,735,200	743,990
The Hershey Co.	1,315,001	195,462
The J.M. Smucker Co.	1,017,396	122,271
The Kraft Heinz Co.	5,559,330	194,799
Tyson Foods, Inc. Class A	2,625,703	164,894
		2,830,236
Household Products - 1.8%
Church & Dwight Co., Inc.	2,193,747	210,227
Clorox Co. (a)	1,116,086	249,445
Colgate-Palmolive Co.	7,641,563	605,670
Kimberly-Clark Corp.	3,038,210	479,308
Procter & Gamble Co.	22,086,583	3,055,237
		4,599,887
Personal Products - 0.2%
Coty, Inc. Class A (a)	2,655,184	9,506
Estee Lauder Companies, Inc. Class A	2,005,235	444,601
		454,107
Tobacco - 0.7%
Altria Group, Inc.	16,579,532	725,189
Philip Morris International, Inc.	13,892,020	1,108,444
		1,833,633

TOTAL CONSUMER STAPLES		17,794,081

ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A (a)	5,843,927	83,451
Halliburton Co. (a)	7,826,684	126,636
National Oilwell Varco, Inc.	3,463,552	41,563
Schlumberger Ltd.	12,381,456	235,371
TechnipFMC PLC	3,752,406	28,894
		515,915
Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.	3,367,225	49,835
Cabot Oil & Gas Corp.	3,555,916	67,456
Chevron Corp.	16,656,356	1,397,968
Concho Resources, Inc.	1,754,886	91,219
ConocoPhillips Co.	9,567,701	362,520
Devon Energy Corp.	3,414,278	37,113
Diamondback Energy, Inc.	1,407,963	54,854
EOG Resources, Inc.	5,192,757	235,440
Exxon Mobil Corp.	37,722,214	1,506,625
Hess Corp.	2,329,171	107,235
HollyFrontier Corp.	1,328,733	31,717
Kinder Morgan, Inc.	17,351,349	239,796
Marathon Oil Corp.	7,050,810	37,228
Marathon Petroleum Corp.	5,801,339	205,715
Noble Energy, Inc.	4,279,658	42,583
Occidental Petroleum Corp.	8,029,560	102,297
ONEOK, Inc.	3,924,655	107,850
Phillips 66 Co.	3,895,821	227,789
Pioneer Natural Resources Co.	1,470,834	152,864
The Williams Companies, Inc.	10,823,605	224,698
Valero Energy Corp. (a)	3,637,309	191,286
		5,474,088

TOTAL ENERGY		5,990,003

FINANCIALS - 9.6%
Banks - 3.3%
Bank of America Corp.	69,659,943	1,793,047
Citigroup, Inc.	18,572,962	949,450
Citizens Financial Group, Inc.	3,806,101	98,464
Comerica, Inc.	1,240,408	49,033
Fifth Third Bancorp	6,351,359	131,219
First Republic Bank (a)	1,529,770	172,726
Huntington Bancshares, Inc.	9,048,396	85,145
JPMorgan Chase & Co.	27,184,186	2,723,584
KeyCorp (a)	8,702,129	107,210
M&T Bank Corp.	1,144,394	118,170
Peoples United Financial, Inc.	3,788,607	40,083
PNC Financial Services Group, Inc.	3,785,062	420,899
Regions Financial Corp.	8,537,920	98,698
SVB Financial Group (b)	459,576	117,367
Truist Financial Corp.	12,021,513	466,555
U.S. Bancorp	12,228,988	445,135
Wells Fargo & Co.	33,286,303	803,864
Zions Bancorp NA	1,461,903	47,015
		8,667,664
Capital Markets - 2.6%
Ameriprise Financial, Inc.	1,091,436	171,137
Bank of New York Mellon Corp.	7,188,571	265,833
BlackRock, Inc. Class A	1,376,257	817,758
Cboe Global Markets, Inc.	978,872	89,851
Charles Schwab Corp. (a)	10,222,297	363,198
CME Group, Inc.	3,199,136	562,632
E*TRADE Financial Corp.	1,972,073	106,689
Franklin Resources, Inc. (a)	2,474,583	52,115
Goldman Sachs Group, Inc.	2,761,206	565,688
Intercontinental Exchange, Inc.	4,882,072	518,623
Invesco Ltd.	3,357,131	34,243
MarketAxess Holdings, Inc.	338,216	164,353
Moody's Corp.	1,438,601	423,869
Morgan Stanley	10,683,550	558,322
MSCI, Inc.	758,466	283,113
Northern Trust Corp.	1,856,146	152,000
Raymond James Financial, Inc.	1,088,051	82,387
S&P Global, Inc.	2,149,203	787,511
State Street Corp.	3,139,995	213,802
T. Rowe Price Group, Inc.	2,030,091	282,609
The NASDAQ OMX Group, Inc.	1,024,638	137,732
		6,633,465
Consumer Finance - 0.4%
American Express Co.	5,888,914	598,255
Capital One Financial Corp.	4,062,074	280,405
Discover Financial Services (a)	2,732,680	145,051
Synchrony Financial	4,790,974	118,864
		1,142,575
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (b)	17,343,753	3,781,632
Insurance - 1.8%
AFLAC, Inc.	6,401,288	232,495
Allstate Corp.	2,802,404	260,624
American International Group, Inc.	7,684,048	223,913
Aon PLC	2,061,655	412,310
Arthur J. Gallagher & Co.	1,691,714	178,137
Assurant, Inc.	532,188	64,693
Chubb Ltd.	4,026,806	503,351
Cincinnati Financial Corp. (a)	1,346,162	106,899
Everest Re Group Ltd.	356,746	78,513
Globe Life, Inc.	873,625	72,057
Hartford Financial Services Group, Inc.	3,194,584	129,221
Lincoln National Corp.	1,723,858	62,145
Loews Corp.	2,159,281	77,432
Marsh & McLennan Companies, Inc.	4,551,983	523,068
MetLife, Inc.	6,882,542	264,703
Principal Financial Group, Inc.	2,272,294	95,686
Progressive Corp.	5,221,768	496,277
Prudential Financial, Inc.	3,524,016	238,823
The Travelers Companies, Inc.	2,255,690	261,750
Unum Group	1,814,821	33,538
W.R. Berkley Corp.	1,259,652	78,161
Willis Towers Watson PLC	1,148,525	236,056
		4,629,852

TOTAL FINANCIALS		24,855,188

HEALTH CARE - 13.9%
Biotechnology - 2.1%
AbbVie, Inc.	15,722,831	1,505,776
Alexion Pharmaceuticals, Inc. (b)	1,970,120	225,027
Amgen, Inc.	5,248,078	1,329,443
Biogen, Inc. (a)(b)	1,455,882	418,770
Gilead Sciences, Inc.	11,187,630	746,774
Incyte Corp. (b)	1,609,623	155,087
Regeneron Pharmaceuticals, Inc. (a)(b)	899,890	557,869
Vertex Pharmaceuticals, Inc. (b)	2,313,154	645,648
		5,584,394
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	15,780,848	1,727,529
Abiomed, Inc. (b)	401,086	123,382
Align Technology, Inc. (b)	639,447	189,903
Baxter International, Inc.	4,539,609	395,264
Becton, Dickinson & Co.	2,630,761	638,670
Boston Scientific Corp. (a)(b)	12,746,165	522,848
Danaher Corp.	5,613,869	1,159,096
Dentsply Sirona, Inc.	1,954,533	87,700
DexCom, Inc. (b)	823,460	350,308
Edwards Lifesciences Corp. (b)	5,528,367	474,555
Hologic, Inc. (b)	2,303,598	137,571
IDEXX Laboratories, Inc. (b)	757,734	296,319
Intuitive Surgical, Inc. (b)	1,040,414	760,376
Medtronic PLC	11,964,474	1,285,822
ResMed, Inc.	1,290,664	233,326
STERIS PLC	757,895	120,990
Stryker Corp.	2,875,882	569,885
Teleflex, Inc.	414,183	162,753
The Cooper Companies, Inc.	438,343	137,806
Varian Medical Systems, Inc. (b)	810,211	140,709
West Pharmaceutical Services, Inc.	656,644	186,461
Zimmer Biomet Holdings, Inc.	1,844,996	259,923
		9,961,196
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	1,324,709	128,537
Anthem, Inc.	2,249,267	633,214
Cardinal Health, Inc.	2,604,968	132,228
Centene Corp. (b)	5,166,732	316,824
Cigna Corp.	3,291,884	583,881
CVS Health Corp.	11,661,284	724,399
DaVita HealthCare Partners, Inc. (b)	760,683	65,997
HCA Holdings, Inc.	2,349,428	318,864
Henry Schein, Inc. (b)	1,273,605	84,618
Humana, Inc.	1,179,483	489,686
Laboratory Corp. of America Holdings (b)	867,175	152,406
McKesson Corp.	1,443,981	221,564
Quest Diagnostics, Inc.	1,193,097	132,720
UnitedHealth Group, Inc.	8,461,024	2,644,493
Universal Health Services, Inc. Class B	692,928	76,465
		6,705,896
Health Care Technology - 0.1%
Cerner Corp.	2,715,265	199,219
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	2,754,771	276,634
Bio-Rad Laboratories, Inc. Class A (b)	190,683	96,979
Illumina, Inc. (b)	1,311,469	468,483
IQVIA Holdings, Inc. (b)	1,584,437	259,452
Mettler-Toledo International, Inc. (a)(b)	213,297	207,064
PerkinElmer, Inc.	993,736	116,983
Thermo Fisher Scientific, Inc.	3,523,577	1,511,544
Waters Corp. (a)(b)	552,324	119,446
		3,056,585
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	20,186,713	1,255,614
Eli Lilly & Co.	7,513,675	1,114,954
Johnson & Johnson	23,504,684	3,605,854
Merck & Co., Inc.	22,518,906	1,920,187
Mylan NV (b)	4,611,968	75,544
Perrigo Co. PLC	1,216,123	63,603
Pfizer, Inc.	49,557,757	1,872,788
Zoetis, Inc. Class A	4,237,212	678,378
		10,586,922

TOTAL HEALTH CARE		36,094,212

INDUSTRIALS - 8.0%
Aerospace & Defense - 1.6%
General Dynamics Corp.	2,073,018	309,605
Harris Corp.	1,925,896	348,086
Howmet Aerospace, Inc.	3,423,829	59,985
Huntington Ingalls Industries, Inc.	361,091	54,713
Lockheed Martin Corp.	2,201,686	859,230
Northrop Grumman Corp. (a)	1,383,143	473,879
Raytheon Technologies Corp.	13,121,652	800,421
Teledyne Technologies, Inc. (b)	327,100	102,582
Textron, Inc. (a)	2,030,946	80,080
The Boeing Co.	4,782,924	821,802
TransDigm Group, Inc.	448,638	224,171
		4,134,554
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (a)	1,200,930	118,051
Expeditors International of Washington, Inc.	1,484,778	131,240
FedEx Corp.	2,144,296	471,402
United Parcel Service, Inc. Class B	6,281,819	1,027,831
		1,748,524
Airlines - 0.2%
Alaska Air Group, Inc.	1,093,648	42,598
American Airlines Group, Inc. (a)	4,433,966	57,863
Delta Air Lines, Inc. (a)	5,064,455	156,238
Southwest Airlines Co.	4,784,998	179,820
United Airlines Holdings, Inc. (a)(b)	2,254,260	81,153
		517,672
Building Products - 0.4%
A.O. Smith Corp.	1,205,266	59,022
Allegion PLC (a)	822,745	85,064
Carrier Global Corp.	7,263,837	216,826
Fortune Brands Home & Security, Inc.	1,246,394	104,797
Johnson Controls International PLC	6,636,410	270,301
Masco Corp.	2,353,104	137,186
Trane Technologies PLC	2,134,108	252,657
		1,125,853
Commercial Services & Supplies - 0.4%
Cintas Corp. (a)	751,913	250,567
Copart, Inc. (b)	1,843,235	190,443
Republic Services, Inc.	1,874,292	173,784
Rollins, Inc.	1,257,402	69,333
Waste Management, Inc.	3,463,913	394,886
		1,079,013
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	1,160,721	104,778
Quanta Services, Inc.	1,228,025	62,936
		167,714
Electrical Equipment - 0.5%
AMETEK, Inc.	2,046,889	206,122
Eaton Corp. PLC	3,568,622	364,356
Emerson Electric Co. (a)	5,330,407	370,303
Rockwell Automation, Inc. (a)	1,033,330	238,214
		1,178,995
Industrial Conglomerates - 1.1%
3M Co.	5,131,643	836,560
General Electric Co.	78,037,656	494,759
Honeywell International, Inc.	6,261,574	1,036,604
Roper Technologies, Inc.	931,384	397,878
		2,765,801
Machinery - 1.5%
Caterpillar, Inc.	4,828,693	687,171
Cummins, Inc.	1,316,162	272,775
Deere & Co.	2,791,189	586,317
Dover Corp.	1,284,231	141,060
Flowserve Corp.	1,160,926	34,456
Fortive Corp.	2,644,645	190,705
IDEX Corp.	672,614	121,225
Illinois Tool Works, Inc.	2,564,930	506,702
Ingersoll Rand, Inc. (b)	3,084,824	108,154
Otis Worldwide Corp.	3,631,914	228,447
PACCAR, Inc.	3,084,422	264,767
Parker Hannifin Corp.	1,145,198	235,922
Pentair PLC	1,478,525	66,741
Snap-On, Inc. (a)	484,922	71,899
Stanley Black & Decker, Inc.	1,375,053	221,796
Westinghouse Air Brake Co.	1,612,789	107,331
Xylem, Inc.	1,605,121	128,699
		3,974,167
Professional Services - 0.3%
Equifax, Inc.	1,082,943	182,227
IHS Markit Ltd.	3,558,951	284,431
Nielsen Holdings PLC	3,180,319	48,595
Robert Half International, Inc.	1,022,428	54,393
Verisk Analytics, Inc.	1,447,602	270,224
		839,870
Road & Rail - 1.0%
CSX Corp.	6,829,149	522,157
J.B. Hunt Transport Services, Inc.	752,701	105,785
Kansas City Southern	847,726	154,320
Norfolk Southern Corp.	2,285,516	485,741
Old Dominion Freight Lines, Inc.	841,823	170,200
Union Pacific Corp.	6,053,881	1,165,009
		2,603,212
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	5,110,436	249,696
United Rentals, Inc. (a)(b)	642,789	113,806
W.W. Grainger, Inc.	386,384	141,196
		504,698

TOTAL INDUSTRIALS		20,640,073

INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	479,538	107,153
Cisco Systems, Inc.	37,835,244	1,597,404
F5 Networks, Inc. (b)	543,296	71,894
Juniper Networks, Inc.	2,956,174	73,904
Motorola Solutions, Inc.	1,517,263	234,796
		2,085,151
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	2,639,836	289,854
CDW Corp.	1,269,697	144,301
Corning, Inc.	6,771,462	219,802
FLIR Systems, Inc.	1,167,314	43,074
IPG Photonics Corp. (b)	316,972	51,264
Keysight Technologies, Inc. (b)	1,668,661	164,396
TE Connectivity Ltd. (a)	2,942,759	284,271
Zebra Technologies Corp. Class A (b)	473,663	135,719
		1,332,681
IT Services - 5.6%
Accenture PLC Class A	5,683,271	1,363,587
Akamai Technologies, Inc. (a)(b)	1,447,736	168,560
Automatic Data Processing, Inc.	3,834,253	533,306
Broadridge Financial Solutions, Inc.	1,024,346	140,745
Cognizant Technology Solutions Corp. Class A	4,822,815	322,453
DXC Technology Co.	2,263,861	45,232
Fidelity National Information Services, Inc.	5,512,040	831,491
Fiserv, Inc. (b)	5,017,184	499,611
FleetCor Technologies, Inc. (b)	747,644	187,995
Gartner, Inc. (a)(b)	795,579	103,282
Global Payments, Inc.	2,668,491	471,309
IBM Corp.	7,921,377	976,785
Jack Henry & Associates, Inc.	683,525	113,069
Leidos Holdings, Inc.	1,191,218	107,793
MasterCard, Inc. Class A	7,884,928	2,824,302
Paychex, Inc. (a)	2,848,263	217,807
PayPal Holdings, Inc. (b)	10,475,342	2,138,436
The Western Union Co.	3,665,910	86,479
VeriSign, Inc. (b)	907,093	194,844
Visa, Inc. Class A (a)	15,051,663	3,190,802
		14,517,888
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (b)	10,448,836	948,963
Analog Devices, Inc.	3,286,924	384,176
Applied Materials, Inc.	8,176,418	503,667
Broadcom, Inc.	3,566,757	1,238,200
Intel Corp.	37,773,864	1,924,578
KLA-Tencor Corp.	1,383,278	283,766
Lam Research Corp.	1,295,071	435,584
Maxim Integrated Products, Inc.	2,378,709	162,799
Microchip Technology, Inc. (a)	2,188,743	240,105
Micron Technology, Inc. (b)	9,922,428	451,570
NVIDIA Corp.	5,487,961	2,935,949
Qorvo, Inc. (b)	1,023,605	131,298
Qualcomm, Inc.	10,036,107	1,195,300
Skyworks Solutions, Inc.	1,488,436	215,600
Texas Instruments, Inc.	8,187,962	1,163,919
Xilinx, Inc.	2,169,374	225,962
		12,441,436
Software - 9.4%
Adobe, Inc. (b)	4,298,414	2,206,763
ANSYS, Inc. (a)(b)	766,487	259,847
Autodesk, Inc. (b)	1,955,578	480,486
Cadence Design Systems, Inc. (b)	2,490,783	276,253
Citrix Systems, Inc. (a)	1,035,292	150,324
Fortinet, Inc. (b)	1,196,993	158,009
Intuit, Inc. (a)	2,326,483	803,544
Microsoft Corp.	67,656,075	15,258,475
Nortonlifelock, Inc.	4,834,649	113,711
Oracle Corp.	18,569,016	1,062,519
Paycom Software, Inc. (b)	430,409	128,890
Salesforce.com, Inc. (b)	8,038,321	2,191,648
ServiceNow, Inc. (a)(b)	1,701,376	820,097
Synopsys, Inc. (b)	1,345,273	297,709
Tyler Technologies, Inc. (a)(b)	354,739	122,495
		24,330,770
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	145,395,468	18,761,832
Hewlett Packard Enterprise Co.	11,462,022	110,838
HP, Inc.	12,757,443	249,408
NetApp, Inc. (a)	1,973,242	93,512
Seagate Technology LLC (a)	2,014,754	96,688
Western Digital Corp.	2,673,799	102,727
Xerox Holdings Corp.	1,633,750	30,813
		19,445,818

TOTAL INFORMATION TECHNOLOGY		74,153,744

MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	1,970,370	575,860
Albemarle Corp. U.S. (a)	948,530	86,326
Celanese Corp. Class A	1,054,786	106,692
CF Industries Holdings, Inc.	1,907,401	62,238
Corteva, Inc.	6,676,616	190,617
Dow, Inc.	6,608,474	298,174
DuPont de Nemours, Inc.	6,546,611	365,039
Eastman Chemical Co. (a)	1,212,385	88,637
Ecolab, Inc.	2,206,247	434,807
FMC Corp.	1,154,868	123,409
International Flavors & Fragrances, Inc. (a)	953,277	118,006
Linde PLC	4,685,467	1,170,149
LyondellBasell Industries NV Class A	2,292,426	150,108
PPG Industries, Inc.	2,104,801	253,418
Sherwin-Williams Co. (a)	720,969	483,806
The Mosaic Co.	3,110,930	56,712
		4,563,998
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	555,286	112,651
Vulcan Materials Co.	1,181,517	141,782
		254,433
Containers & Packaging - 0.3%
Amcor PLC	14,046,425	155,353
Avery Dennison Corp.	743,130	85,750
Ball Corp.	2,908,445	233,752
International Paper Co. (a)	3,506,534	127,182
Packaging Corp. of America	846,147	85,664
Sealed Air Corp.	1,388,711	54,576
WestRock Co.	2,312,956	70,152
		812,429
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	12,953,841	202,209
Newmont Corp.	7,160,306	481,745
Nucor Corp.	2,686,591	122,132
		806,086

TOTAL MATERIALS		6,436,946

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	1,125,856	189,572
American Tower Corp.	3,954,979	985,383
Apartment Investment & Management Co. Class A	1,328,098	47,851
AvalonBay Communities, Inc.	1,255,540	198,451
Boston Properties, Inc.	1,289,103	111,984
Crown Castle International Corp.	3,718,067	606,974
Digital Realty Trust, Inc.	2,393,769	372,590
Duke Realty Corp.	3,286,539	126,696
Equinix, Inc.	789,691	623,682
Equity Residential (SBI)	3,120,746	176,166
Essex Property Trust, Inc.	583,621	126,360
Extra Space Storage, Inc.	1,151,656	122,709
Federal Realty Investment Trust (SBI)	627,530	49,725
Healthpeak Properties, Inc.	4,802,204	132,733
Host Hotels & Resorts, Inc.	6,289,326	70,629
Iron Mountain, Inc. (a)	2,568,363	77,282
Kimco Realty Corp.	3,858,795	46,267
Mid-America Apartment Communities, Inc.	1,020,188	119,484
Prologis (REIT), Inc.	6,589,299	671,186
Public Storage	1,341,106	284,851
Realty Income Corp.	3,063,806	190,048
Regency Centers Corp.	1,513,354	60,095
SBA Communications Corp. Class A	995,869	304,806
Simon Property Group, Inc.	2,727,740	185,077
SL Green Realty Corp.	682,846	31,930
UDR, Inc.	2,630,841	91,580
Ventas, Inc.	3,328,410	137,164
Vornado Realty Trust	1,415,104	50,703
Welltower, Inc.	3,724,563	214,237
Weyerhaeuser Co.	6,657,320	201,783
		6,607,998
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)(b)	2,990,209	140,630

TOTAL REAL ESTATE		6,748,628

UTILITIES - 2.8%
Electric Utilities - 1.8%
Alliant Energy Corp. (a)	2,225,963	120,536
American Electric Power Co., Inc. (a)	4,421,373	348,537
Duke Energy Corp.	6,556,037	526,712
Edison International	3,371,821	176,953
Entergy Corp.	1,785,755	177,040
Evergy, Inc.	2,022,872	107,657
Eversource Energy	3,001,594	257,267
Exelon Corp.	8,693,238	320,867
FirstEnergy Corp.	4,833,285	138,184
NextEra Energy, Inc.	4,366,655	1,219,039
NRG Energy, Inc.	2,177,635	74,932
Pinnacle West Capital Corp.	1,003,612	73,615
PPL Corp.	6,858,569	189,502
Southern Co.	9,420,775	491,576
Xcel Energy, Inc.	4,684,075	325,426
		4,547,843
Gas Utilities - 0.0%
Atmos Energy Corp.	1,091,213	108,925
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. (a)	5,932,010	105,293
Multi-Utilities - 0.9%
Ameren Corp.	2,202,650	174,252
CenterPoint Energy, Inc.	4,859,496	97,530
CMS Energy Corp.	2,553,535	154,463
Consolidated Edison, Inc. (a)	2,980,708	212,644
Dominion Energy, Inc.	7,487,424	587,314
DTE Energy Co.	1,718,398	203,922
NiSource, Inc.	3,415,161	75,680
Public Service Enterprise Group, Inc. (a)	4,510,960	235,653
Sempra Energy	2,609,850	322,708
WEC Energy Group, Inc. (a)	2,814,170	264,757
		2,328,923
Water Utilities - 0.1%
American Water Works Co., Inc.	1,615,006	228,265

TOTAL UTILITIES		7,319,249

TOTAL COMMON STOCKS
(Cost $137,058,108)		258,243,549
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.17% 11/5/20 (c)
(Cost $24,992)	25,000	24,996
	Shares	Value (000s)

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.12% (d)	496,778,479	$496,878
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	1,877,219,389	1,877,407
TOTAL MONEY MARKET FUNDS
(Cost $2,374,278)		2,374,285
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $139,457,378)		260,642,830
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,904,396)
NET ASSETS - 100%		$258,738,434

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3,008	Sept. 2020	$526,235	$51,201	$51,201

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,996,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,240
Fidelity Securities Lending Cash Central Fund	4,879
Total	$6,119

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$28,676,884	$28,676,884	$--	$--
Consumer Discretionary	29,534,541	29,534,541	--	--
Consumer Staples	17,794,081	17,794,081	--	--
Energy	5,990,003	5,990,003	--	--
Financials	24,855,188	24,855,188	--	--
Health Care	36,094,212	36,094,212	--	--
Industrials	20,640,073	20,640,073	--	--
Information Technology	74,153,744	74,153,744	--	--
Materials	6,436,946	6,436,946	--	--
Real Estate	6,748,628	6,748,628	--	--
Utilities	7,319,249	7,319,249	--	--
U.S. Government and Government Agency Obligations	24,996	--	24,996	--
Money Market Funds	2,374,285	2,374,285	--	--
Total Investments in Securities:	$260,642,830	$260,617,834	$24,996	$--
Derivative Instruments:
Assets
Futures Contracts	$51,201	$51,201	$--	$--
Total Assets	$51,201	$51,201	$--	$--
Total Derivative Instruments:	$51,201	$51,201	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$51,201	$0
Total Equity Risk	51,201	0
Total Value of Derivatives	$51,201	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,803,327) — See accompanying schedule: Unaffiliated issuers (cost $137,083,100)	$258,268,545
Fidelity Central Funds (cost $2,374,278)	2,374,285
Total Investment in Securities (cost $139,457,378)		$260,642,830
Segregated cash with brokers for derivative instruments		21,071
Receivable for investments sold		288,534
Receivable for fund shares sold		277,298
Dividends receivable		397,062
Distributions receivable from Fidelity Central Funds		538
Other receivables		4,339
Total assets		261,631,672
Liabilities
Payable for investments purchased	$251,685
Payable for fund shares redeemed	755,768
Accrued management fee	3,126
Payable for daily variation margin on futures contracts	1,079
Other payables and accrued expenses	4,378
Collateral on securities loaned	1,877,202
Total liabilities		2,893,238
Net Assets		$258,738,434
Net Assets consist of:
Paid in capital		$140,546,840
Total accumulated earnings (loss)		118,191,594
Net Assets		$258,738,434
Net Asset Value, offering price and redemption price per share ($258,738,434 ÷ 2,126,196 shares)		$121.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$2,078,661
Interest		81
Income from Fidelity Central Funds (including $4,879 from security lending)		6,119
Total income		2,084,861
Expenses
Management fee	$16,176
Independent trustees' fees and expenses	701
Interest	38
Commitment fees	148
Total expenses before reductions	17,063
Expense reductions	(1)
Total expenses after reductions		17,062
Net investment income (loss)		2,067,799
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,786,743)
Fidelity Central Funds	35
Futures contracts	(618,662)
Total net realized gain (loss)		(2,405,370)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	41,488,935
Fidelity Central Funds	(10)
Futures contracts	107,078
Total change in net unrealized appreciation (depreciation)		41,596,003
Net gain (loss)		39,190,633
Net increase (decrease) in net assets resulting from operations		$41,258,432

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,067,799	$4,078,099
Net realized gain (loss)	(2,405,370)	780,701
Change in net unrealized appreciation (depreciation)	41,596,003	9,488,867
Net increase (decrease) in net assets resulting from operations	41,258,432	14,347,667
Distributions to shareholders	(2,187,658)	(4,559,102)
Share transactions
Proceeds from sales of shares	42,453,053	67,830,497
Reinvestment of distributions	2,082,471	4,344,871
Cost of shares redeemed	(44,272,225)	(42,152,930)
Net increase (decrease) in net assets resulting from share transactions	263,299	30,022,438
Total increase (decrease) in net assets	39,334,073	39,811,003
Net Assets
Beginning of period	219,404,361	179,593,358
End of period	$258,738,434	$219,404,361
Other Information
Shares
Sold	420,854	645,007
Issued in reinvestment of distributions	20,398	41,509
Redeemed	(450,203)	(400,973)
Net increase (decrease)	(8,951)	285,543

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity 500 Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$102.76	$97.10	$95.15	$83.00	$68.15	$74.73
Income from Investment Operations
Net investment income (loss)B	.97	2.05	1.86	1.74	1.61	1.50
Net realized and unrealized gain (loss)	19.00	5.92	2.46	12.25	15.21	(6.05)
Total from investment operations	19.97	7.97	4.32	13.99	16.82	(4.55)
Distributions from net investment income	(1.04)	(2.19)	(1.81)	(1.69)	(1.58)	(1.57)
Distributions from net realized gain	–	(.12)	(.57)	(.15)	(.40)	(.46)
Total distributions	(1.04)	(2.31)	(2.37)C	(1.84)	(1.97)D	(2.03)
Net asset value, end of period	$121.69	$102.76	$97.10	$95.15	$83.00	$68.15
Total ReturnE,F	19.63%	8.18%	4.67%	17.08%	24.97%	(6.19)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.02%I	.02%	.02%	.02%	.02%	.03%
Expenses net of fee waivers, if any	.02%I	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%I	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.87%I	1.96%	1.99%	1.96%	2.11%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$258,738	$219,404	$179,593	$32,225	$14,824	$6,722
Portfolio turnover rate J	7%I,K	4%K	4%K	4%K	5%	5%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.37 per share is comprised of distributions from net investment income of $1.807 and distributions from net realized gain of $.565 per share.

 D Total distributions of $1.97 per share is comprised of distributions from net investment income of $1.576 and distributions from net realized gain of $.398 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $4,340 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, certain deemed distributions, redemptions in kind, short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$132,180,877
Gross unrealized depreciation	(12,380,764)
Net unrealized appreciation (depreciation)	$119,800,113
Tax cost	$140,893,918

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(116,319)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity 500 Index Fund	8,180,721	7,910,986

Unaffiliated Redemptions In-Kind. During the period, 351 shares of the Fund were redeemed in-kind for investments and cash with a value of $36,739. The net realized gain of $27,619 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 8,304 shares of the Fund were redeemed in-kind for investments and cash with a value of $850,431. The Fund had a net realized gain of $637,507 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $197,324 in exchange for 1,900 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective April 29, 2020, the Board approved to add an expense contract to the Fund. Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015% of average net assets. This expense contract will remain in place through April 30, 2021.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity 500 Index Fund	Borrower	$304,559.30%		$38

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity 500 Index Fund	$148

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $430. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds (and includes an amount less than five hundred dollars from securities loaned to NFS, as affiliated borrower).

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity 500 Index Fund	.02%
Actual		$1,000.00	$1,196.30	$.11
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 5

A shareholder proposal to institute procedures to avoid holding investments in companies that contribute to genocide or crimes against humanity.

	# of Votes	% of Votes
Affirmative	17,621,096,352.863	21.077
Against	56,638,734,904.910	67.748
Abstain	4,020,978,788.391	4.810
Broker Non-Vote	5,321,833,205.926	6.366
TOTAL	83,602,643,252.088	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 5 was not approved by shareholders.

U5I-U5A-SANN-1020
1.925892.109

Fidelity® Total Market Index Fund

Fidelity® Extended Market Index Fund

Fidelity® International Index Fund

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Total Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Extended Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Apple, Inc.	6.1
Microsoft Corp.	5.0
Amazon.com, Inc.	4.2
Facebook, Inc. Class A	2.1
Alphabet, Inc. Class A	1.4
Alphabet, Inc. Class C	1.4
Berkshire Hathaway, Inc. Class B	1.3
Johnson & Johnson	1.2
Tesla, Inc.	1.1
Visa, Inc. Class A	1.0
24.8

Top Market Sectors as of August 31, 2020

% of fund's net assets
Information Technology	27.5
Health Care	14.1
Consumer Discretionary	12.3
Financials	10.1
Communication Services	10.1
Industrials	8.6
Consumer Staples	6.2
Real Estate	3.3
Utilities	2.7
Materials	2.6

Fidelity® Total Market Index Fund

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 1.5%
Alaska Communication Systems Group, Inc.	95,774	$214,534
AT&T, Inc.	10,661,976	317,833,505
ATN International, Inc.	16,985	985,130
Bandwidth, Inc. (a)(b)	24,963	3,931,173
CenturyLink, Inc.	1,484,249	15,955,677
Cincinnati Bell, Inc. (a)	83,774	1,261,636
Cogent Communications Group, Inc.	62,747	4,220,363
Consolidated Communications Holdings, Inc. (a)	109,987	855,699
GCI Liberty, Inc. (a)	144,079	11,638,702
Globalstar, Inc. (a)(b)	1,067,098	356,944
IDT Corp. Class B (a)	31,569	205,830
Iridium Communications, Inc. (a)	149,882	4,198,195
Liberty Global PLC:
Class A (a)	260,485	6,087,534
Class C (a)	570,032	13,116,436
Liberty Latin America Ltd.:
Class A (a)	54,620	535,276
Class C (a)(b)	195,666	1,866,654
Ooma, Inc. (a)	26,417	360,328
ORBCOMM, Inc. (a)	115,630	463,676
PDVWireless, Inc. (a)	16,847	736,888
Verizon Communications, Inc.	6,202,438	367,618,500
Vonage Holdings Corp. (a)	341,900	3,914,755
		756,357,435
Entertainment - 1.9%
Activision Blizzard, Inc.	1,155,866	96,537,928
AMC Entertainment Holdings, Inc. Class A (b)	80,472	473,175
Ballantyne of Omaha, Inc. (a)	12,668	19,762
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	3,642	54,484
Cinedigm Corp. (a)	3,959	3,484
Cinemark Holdings, Inc.	154,781	2,267,542
Electronic Arts, Inc. (a)	431,406	60,168,195
Gaia, Inc. Class A (a)(b)	15,337	179,443
Glu Mobile, Inc. (a)	204,550	1,624,127
Lions Gate Entertainment Corp.:
Class A (a)(b)	132,862	1,294,076
Class B (a)	118,561	1,074,163
Live Nation Entertainment, Inc. (a)(b)	214,561	12,187,065
LiveXLive Media, Inc. (a)(b)	48,854	131,906
Madison Square Garden Entertainment Corp. (a)	25,589	1,923,525
Marcus Corp.	40,620	636,515
Netflix, Inc. (a)	659,547	349,269,709
Reading International, Inc. Class A (a)	16,881	69,212
Roku, Inc. Class A (a)	137,961	23,933,474
Rosetta Stone, Inc. (a)	37,554	1,140,891
Sciplay Corp. (A Shares) (a)	39,902	526,108
Take-Two Interactive Software, Inc. (a)	171,638	29,382,709
The Madison Square Garden Co. (a)	25,589	4,196,596
The Walt Disney Co.	2,705,792	356,812,791
Warner Music Group Corp. Class A	117,719	3,491,546
World Wrestling Entertainment, Inc. Class A (b)	68,370	3,013,066
Zynga, Inc. (a)	1,447,248	13,112,067
		963,523,559
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (a)	449,283	732,120,127
Class C (a)	438,642	716,819,984
ANGI Homeservices, Inc. Class A (a)(b)	92,944	1,289,598
Autoweb, Inc. (a)(b)	6,653	35,727
CarGurus, Inc. Class A (a)	110,133	2,685,043
Cars.com, Inc. (a)(b)	110,140	956,015
DHI Group, Inc. (a)	99,689	242,244
Eventbrite, Inc. (a)(b)	57,116	613,997
EverQuote, Inc. Class A (a)(b)	14,221	504,846
Facebook, Inc. Class A (a)	3,603,450	1,056,531,540
InterActiveCorp (a)	110,234	14,660,020
Liberty TripAdvisor Holdings, Inc. (a)	106,963	299,496
Match Group, Inc. (a)	321,995	35,960,402
MeetMe, Inc. (a)	94,988	598,424
Pinterest, Inc. Class A (a)	170,690	6,279,685
QuinStreet, Inc. (a)	76,178	1,001,741
Snap, Inc. Class A (a)	1,226,703	27,711,221
Travelzoo, Inc. (a)(b)	7,598	60,708
TripAdvisor, Inc.	151,228	3,534,198
TrueCar, Inc. (a)	152,594	721,770
Twitter, Inc. (a)	1,171,259	47,529,690
Yelp, Inc. (a)	100,059	2,313,364
Zedge, Inc. (a)	10,522	14,731
Zillow Group, Inc.:
Class A (a)	79,803	6,805,600
Class C (a)(b)	181,720	15,584,307
		2,674,874,478
Media - 1.3%
A.H. Belo Corp. Class A	15,639	24,084
Altice U.S.A., Inc. Class A (a)	409,551	11,295,417
AMC Networks, Inc. Class A (a)(b)	59,583	1,447,271
Boston Omaha Corp. (a)	12,351	201,445
Cable One, Inc.	7,965	14,658,228
Cardlytics, Inc. (a)(b)	31,649	2,400,577
Cbdmd, Inc. (a)(b)	50,529	124,807
Central European Media Enterprises Ltd. Class A (a)	134,373	556,976
Charter Communications, Inc. Class A (a)	225,865	139,044,753
Clear Channel Outdoor Holdings, Inc. (a)	593,161	693,998
Comcast Corp. Class A	6,822,116	305,699,018
comScore, Inc. (a)	77,792	204,593
Cumulus Media, Inc. (a)(b)	23,165	115,130
Daily Journal Corp. (a)(b)	2,118	582,874
Discovery Communications, Inc.:
Class A (a)(b)	257,297	5,677,258
Class C (non-vtg.) (a)	458,969	9,165,611
DISH Network Corp. Class A (a)	386,365	13,723,685
E.W. Scripps Co. Class A (b)	87,573	973,812
Emerald Expositions Events, Inc.	41,496	114,529
Entercom Communications Corp. Class A	190,652	285,978
Entravision Communication Corp. Class A	94,991	144,386
Fluent, Inc. (a)	73,907	229,112
Fox Corp.:
Class A	540,239	15,051,059
Class B	201,778	5,609,428
Gannett Co., Inc.	194,937	337,241
Gray Television, Inc. (a)	134,748	2,091,289
Hemisphere Media Group, Inc. (a)	19,748	175,757
iHeartMedia, Inc. (a)(b)	94,443	870,764
Insignia Systems, Inc. (a)	3,553	2,744
Interpublic Group of Companies, Inc.	578,128	10,267,553
John Wiley & Sons, Inc. Class A	69,800	2,209,170
Lee Enterprises, Inc. (a)(b)	84,524	74,601
Liberty Broadband Corp.:
Class A (a)	21,715	3,000,796
Class C (a)	242,911	34,029,402
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	10,065	197,173
Liberty Braves Class C (a)	62,524	1,214,841
Liberty Formula One Group Series C (a)	310,364	12,097,989
Liberty Media Class A (a)	32,828	1,187,717
Liberty SiriusXM Series A (a)	96,454	3,502,245
Liberty SiriusXM Series C (a)	276,239	9,943,223
Loral Space & Communications Ltd.	19,922	469,562
Marchex, Inc. Class B (a)	35,256	63,108
MDC Partners, Inc. Class A (a)	94,948	207,936
Mediaco Holding, Inc. (a)	178	648
Meredith Corp. (b)	61,632	862,848
MSG Network, Inc. Class A (a)(b)	64,838	631,522
National CineMedia, Inc.	107,573	388,339
News Corp.:
Class A	653,467	9,880,421
Class B	103,058	1,553,084
Nexstar Broadcasting Group, Inc. Class A (b)	68,701	6,595,983
Omnicom Group, Inc.	314,797	17,027,370
Saga Communications, Inc. Class A	7,361	165,623
Salem Communications Corp. Class A (b)	7,646	7,417
Scholastic Corp. (b)	42,501	956,273
Sinclair Broadcast Group, Inc. Class A (b)	77,097	1,604,389
Sirius XM Holdings, Inc.	2,026,267	11,894,187
Srax, Inc. (a)(b)	18,248	55,109
Srax, Inc. rights 12/31/20 (a)(c)	7,116	1,281
TechTarget, Inc. (a)	37,024	1,469,112
Tegna, Inc.	324,425	4,061,801
The New York Times Co. Class A	220,050	9,534,767
Townsquare Media, Inc.	906	4,213
Tribune Publishing Co.	36,517	414,468
Urban One, Inc.:
Class A (a)(b)	5,499	20,236
Class D (non-vtg.) (a)	22,803	24,855
ViacomCBS, Inc. Class B	830,242	23,122,240
WideOpenWest, Inc. (a)	48,779	280,479
		700,523,805
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	71,614	930,266
Gogo, Inc. (a)(b)	77,279	397,214
NII Holdings, Inc. (a)(c)	149,032	323,399
Shenandoah Telecommunications Co.	71,752	3,967,886
Spok Holdings, Inc.	30,428	329,840
T-Mobile U.S., Inc.	873,802	101,955,217
Telephone & Data Systems, Inc.	136,762	3,163,305
U.S. Cellular Corp. (a)	20,750	754,885
		111,822,012

TOTAL COMMUNICATION SERVICES		5,207,101,289

CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.2%
Adient PLC (a)	130,322	2,259,783
American Axle & Manufacturing Holdings, Inc. (a)	182,266	1,418,029
Aptiv PLC (b)	398,700	34,336,044
Autoliv, Inc. (b)	116,732	9,144,785
BorgWarner, Inc.	310,280	12,594,265
Cooper Tire & Rubber Co. (b)	72,908	2,520,430
Cooper-Standard Holding, Inc. (a)	28,729	520,569
Dana, Inc. (b)	221,089	3,084,192
Delphi Technologies PLC (a)	129,128	2,242,953
Dorman Products, Inc. (a)	42,444	3,594,582
Fox Factory Holding Corp. (a)(b)	62,348	6,285,302
Garrett Motion, Inc. (a)	116,114	319,314
Gentex Corp.	365,513	9,887,127
Gentherm, Inc. (a)	45,037	2,037,024
Horizon Global Corp. (a)(b)	37,011	222,066
LCI Industries	38,484	4,372,937
Lear Corp.	81,146	9,244,964
Modine Manufacturing Co. (a)	79,796	540,219
Motorcar Parts of America, Inc. (a)(b)	27,975	487,045
Shiloh Industries, Inc. (a)(b)	16,667	6,502
Standard Motor Products, Inc.	32,083	1,457,852
Stoneridge, Inc. (a)	42,435	857,187
Strattec Security Corp.	3,057	63,952
Superior Industries International, Inc. (a)	42,371	65,251
Sypris Solutions, Inc. (a)	11,882	13,308
Tenneco, Inc. (a)(b)	95,694	777,992
The Goodyear Tire & Rubber Co.	357,708	3,432,208
Veoneer, Inc. (a)(b)	156,282	2,169,194
Visteon Corp. (a)(b)	41,614	3,138,944
Workhorse Group, Inc. (a)(b)	80,566	1,459,050
XPEL, Inc. (a)	26,591	662,116
		119,215,186
Automobiles - 1.3%
Arcimoto, Inc. (a)(b)	19,951	120,903
Ford Motor Co.	5,865,029	39,999,498
General Motors Co.	1,879,342	55,684,903
Harley-Davidson, Inc. (b)	232,274	6,436,313
Tesla, Inc. (a)	1,097,364	546,838,428
Thor Industries, Inc.	82,842	7,822,770
Winnebago Industries, Inc. (b)	50,752	2,739,593
		659,642,408
Distributors - 0.1%
Core-Mark Holding Co., Inc.	66,544	2,223,900
Educational Development Corp.	4,042	61,923
Funko, Inc. (a)(b)	28,375	165,710
Genuine Parts Co.	215,796	20,379,774
LKQ Corp. (a)	456,909	14,502,292
Pool Corp.	60,144	19,717,609
Weyco Group, Inc.	9,583	172,494
		57,223,702
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	74,023	2,457,564
American Public Education, Inc. (a)	23,267	731,514
Aspen Group, Inc. (a)	21,363	273,019
Bright Horizons Family Solutions, Inc. (a)	88,328	11,748,507
Career Education Corp. (a)	101,596	1,459,935
Carriage Services, Inc.	23,866	528,393
Chegg, Inc. (a)(b)	178,984	13,198,280
Collectors Universe, Inc.	11,867	527,963
Franchise Group, Inc.	18,133	445,346
Frontdoor, Inc. (a)(b)	125,180	5,454,093
Graham Holdings Co.	6,796	2,908,348
Grand Canyon Education, Inc. (a)	71,017	6,678,439
H&R Block, Inc.	290,509	4,212,381
Houghton Mifflin Harcourt Co. (a)(b)	163,395	369,273
K12, Inc. (a)(b)	59,896	2,228,730
Laureate Education, Inc. Class A (a)	170,268	2,131,755
Lincoln Educational Services Corp. (a)	11,052	86,979
OneSpaWorld Holdings Ltd. (b)	59,208	410,311
Regis Corp. (a)(b)	39,677	293,213
Select Interior Concepts, Inc. (a)	30,016	185,499
Service Corp. International	265,510	12,120,532
ServiceMaster Global Holdings, Inc. (a)	197,369	7,875,023
Strategic Education, Inc.	35,698	3,661,544
Universal Technical Institute, Inc. (a)	20,747	146,266
Vivint Smart Home, Inc. Class A (a)	63,720	1,131,030
Weight Watchers International, Inc. (a)	71,605	1,681,285
Xpresspa Group, Inc. (a)(b)	35,777	82,645
Zovio, Inc. (a)	36,795	158,954
		83,186,821
Hotels, Restaurants & Leisure - 1.7%
Accel Entertainment, Inc. (a)(b)	55,820	662,025
ARAMARK Holdings Corp.	379,302	10,453,563
BBQ Holdings, Inc. (a)	5,376	23,224
BFC Financial Corp. Class A	22,171	341,433
Biglari Holdings, Inc. (a)	174	80,997
Biglari Holdings, Inc. (a)	1,745	172,930
BJ's Restaurants, Inc.	31,905	1,005,646
Bloomin' Brands, Inc. (b)	139,999	2,007,586
Bluegreen Vacations Corp.	15,559	86,508
Boyd Gaming Corp.	112,862	3,022,444
Brinker International, Inc.	68,341	3,078,079
Caesars Entertainment, Inc. (a)(b)	231,181	10,588,090
Carnival Corp. (b)	715,705	11,794,818
Carrols Restaurant Group, Inc. (a)	59,929	399,127
Century Casinos, Inc. (a)	39,038	240,084
Chipotle Mexican Grill, Inc. (a)	38,594	50,568,946
Choice Hotels International, Inc. (b)	47,586	4,724,814
Churchill Downs, Inc.	52,008	9,088,918
Chuy's Holdings, Inc. (a)	28,676	637,754
Cracker Barrel Old Country Store, Inc.	33,666	4,501,481
Darden Restaurants, Inc.	194,389	16,847,695
Dave & Buster's Entertainment, Inc. (b)	72,644	1,208,070
Del Taco Restaurants, Inc. (a)	62,726	527,526
Denny's Corp. (a)	93,142	1,067,407
Dine Brands Global, Inc. (b)	24,764	1,474,944
Domino's Pizza, Inc.	58,756	24,028,854
Dover Motorsports, Inc.	7,047	10,148
DraftKings, Inc. Class A (a)(b)	371,924	13,151,233
Drive Shack, Inc. (a)	83,508	116,076
Dunkin' Brands Group, Inc.	121,829	9,268,750
El Pollo Loco Holdings, Inc. (a)(b)	26,773	478,434
Everi Holdings, Inc. (a)(b)	136,909	1,062,414
Extended Stay America, Inc. unit	263,785	3,294,675
Fiesta Restaurant Group, Inc. (a)(b)	35,738	358,095
Golden Entertainment, Inc. (a)	31,284	401,687
Good Times Restaurants, Inc. (a)	5,599	8,622
Hilton Grand Vacations, Inc. (a)	132,498	2,903,031
Hilton Worldwide Holdings, Inc.	417,584	37,732,890
Hyatt Hotels Corp. Class A (b)	52,011	2,938,101
Inspired Entertainment, Inc. (a)	15,999	57,276
J. Alexanders Holdings, Inc. (a)	14,499	59,301
Jack in the Box, Inc. (b)	34,978	2,881,837
Kura Sushi U.S.A., Inc. Class A (a)(b)	5,622	68,701
Las Vegas Sands Corp.	499,448	25,327,008
Lindblad Expeditions Holdings (a)	44,800	443,744
Luby's, Inc. (a)	10,306	11,852
Marriott International, Inc. Class A	400,203	41,184,891
Marriott Vacations Worldwide Corp.	54,556	5,164,817
McDonald's Corp.	1,114,408	237,948,396
MGM Mirage, Inc. (b)	746,213	16,789,793
Monarch Casino & Resort, Inc. (a)	18,204	837,566
Nathan's Famous, Inc.	6,187	324,508
Noodles & Co. (a)	50,229	382,243
Norwegian Cruise Line Holdings Ltd. (a)(b)	413,069	7,067,611
Papa John's International, Inc. (b)	33,027	3,246,224
Penn National Gaming, Inc. (a)	193,557	9,890,763
Planet Fitness, Inc. (a)(b)	119,918	7,289,815
Playa Hotels & Resorts NV (a)(b)	99,336	419,198
PlayAGS, Inc. (a)	45,259	181,036
Potbelly Corp. (a)	36,935	158,082
Rave Restaurant Group, Inc. (a)(b)	6,403	3,011
RCI Hospitality Holdings, Inc. (b)	10,918	208,752
Red Lion Hotels Corp. (a)	31,607	71,748
Red Robin Gourmet Burgers, Inc. (a)(b)	21,184	235,142
Red Rock Resorts, Inc.	109,034	1,861,756
Royal Caribbean Cruises Ltd. (b)	254,209	17,499,748
Ruth's Hospitality Group, Inc. (b)	42,226	433,872
Scientific Games Corp. Class A (a)	80,683	1,668,928
SeaWorld Entertainment, Inc. (a)	61,434	1,253,254
Shake Shack, Inc. Class A (a)(b)	53,683	3,663,865
Six Flags Entertainment Corp. (b)	124,651	2,708,666
Starbucks Corp.	1,748,068	147,659,304
Target Hospitality Corp. (a)(b)	59,831	86,755
Texas Roadhouse, Inc. Class A	97,873	6,165,020
The Cheesecake Factory, Inc. (b)	64,593	1,907,431
Town Sports International Holdings, Inc. (a)(b)	29,114	17,180
Twin River Worldwide Holdings, Inc.	25,516	610,598
Vail Resorts, Inc.	60,736	13,220,405
Wendy's Co.	267,946	5,610,789
Wingstop, Inc.	44,861	7,330,287
Wyndham Destinations, Inc.	129,289	3,748,088
Wyndham Hotels & Resorts, Inc.	141,802	7,424,753
Wynn Resorts Ltd.	145,996	12,767,350
Yum! Brands, Inc.	449,061	43,042,497
		869,290,980
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	12,880	162,288
Beazer Homes U.S.A., Inc. (a)	48,130	589,111
Cavco Industries, Inc. (a)	12,891	2,461,021
Century Communities, Inc. (a)	42,977	1,533,419
Comstock Holding Companies, Inc. (a)	1,055	2,627
D.R. Horton, Inc.	496,387	35,427,140
Dixie Group, Inc. (a)	7,832	7,519
Emerson Radio Corp. (a)	16,730	12,297
Ethan Allen Interiors, Inc.	37,783	538,030
Flexsteel Industries, Inc.	18,067	299,551
Garmin Ltd.	218,475	22,636,195
GoPro, Inc. Class A (a)	211,717	971,781
Green Brick Partners, Inc. (a)	37,339	531,707
Hamilton Beach Brands Holding Co. Class A	10,452	228,376
Helen of Troy Ltd. (a)(b)	38,200	7,900,524
Hooker Furniture Corp.	18,554	457,356
Hovnanian Enterprises, Inc. Class A (a)	7,272	227,759
Installed Building Products, Inc. (a)	30,002	2,604,774
iRobot Corp. (a)(b)	42,357	3,135,689
KB Home	127,401	4,555,860
Koss Corp. (a)(b)	1,883	4,086
La-Z-Boy, Inc.	63,295	2,057,088
Legacy Housing Corp. (a)(b)	6,771	103,393
Leggett & Platt, Inc.	199,541	8,181,181
Lennar Corp.:
Class A	392,435	29,361,987
Class B	52,200	3,095,460
LGI Homes, Inc. (a)(b)	31,514	3,525,156
Lifetime Brands, Inc.	9,906	97,277
Lovesac (a)(b)	16,529	437,523
M.D.C. Holdings, Inc.	77,982	3,382,859
M/I Homes, Inc. (a)	44,331	1,886,727
Meritage Homes Corp. (a)	51,856	4,979,732
Mohawk Industries, Inc. (a)	87,235	8,054,408
New Home Co. LLC (a)(b)	12,535	54,277
Newell Brands, Inc.	579,569	9,261,513
Nova LifeStyle, Inc. (a)(b)	3,687	5,973
NVR, Inc. (a)	5,198	21,667,031
PulteGroup, Inc.	379,174	16,907,369
Purple Innovation, Inc. (a)	14,822	280,284
Skyline Champion Corp. (a)	78,366	2,236,566
Sonos, Inc. (a)	97,412	1,370,587
Taylor Morrison Home Corp. (a)	190,764	4,488,677
Tempur Sealy International, Inc. (a)	65,779	5,626,736
Toll Brothers, Inc. (b)	173,603	7,329,519
TopBuild Corp. (a)	51,028	7,848,106
TRI Pointe Homes, Inc. (a)	188,495	3,181,796
Tupperware Brands Corp. (b)	73,103	1,190,848
Turtle Beach Corp. (a)(b)	22,969	449,503
Universal Electronics, Inc. (a)(b)	23,004	945,004
VOXX International Corp. (a)	27,686	173,868
Vuzix Corp. (a)(b)	33,713	125,412
Whirlpool Corp.	92,075	16,363,569
Zagg, Inc. (a)(b)	43,858	139,468
		249,096,007
Internet & Direct Marketing Retail - 4.7%
1-800-FLOWERS.com, Inc. Class A (a)(b)	31,224	934,534
Amazon.com, Inc. (a)	627,925	2,166,944,058
Blue Apron Holdings, Inc. Class A (a)(b)	9,002	60,403
Chewy, Inc. (a)(b)	80,969	4,944,777
Duluth Holdings, Inc. (a)(b)	15,571	150,727
eBay, Inc.	988,546	54,152,550
Etsy, Inc. (a)	179,015	21,428,096
EVINE Live, Inc. (a)	5,035	35,849
Expedia, Inc.	203,554	19,978,825
Groupon, Inc. (a)(b)	35,206	1,120,607
GrubHub, Inc. (a)	138,163	9,996,093
Lands' End, Inc. (a)(b)	28,326	379,002
Leaf Group Ltd. (a)	15,179	73,770
Liquidity Services, Inc. (a)	40,558	292,423
Overstock.com, Inc. (a)(b)	52,996	4,637,150
PetMed Express, Inc. (b)	32,928	1,144,577
Quotient Technology, Inc. (a)(b)	128,888	1,122,614
Qurate Retail, Inc. Series A (a)	580,706	6,416,801
Remark Holdings, Inc. (a)(b)	23,962	26,837
Revolve Group, Inc. (a)(b)	22,002	441,800
RumbleON, Inc. Class B (a)(b)	753	28,012
Shutterstock, Inc.	29,690	1,494,001
Stamps.com, Inc. (a)	24,200	6,034,028
Stitch Fix, Inc. (a)(b)	37,044	894,613
The Booking Holdings, Inc. (a)	61,285	117,081,928
The RealReal, Inc. (a)(b)	25,701	412,758
The Rubicon Project, Inc. (a)(b)	94,771	696,567
U.S. Auto Parts Network, Inc. (a)	45,493	639,177
Waitr Holdings, Inc. (a)	87,062	350,860
Wayfair LLC Class A (a)(b)	101,339	30,053,094
		2,451,966,531
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	51,279	1,809,636
American Outdoor Brands, Inc. (a)	21,542	328,085
Brunswick Corp.	116,632	7,218,354
Callaway Golf Co.	141,515	2,952,003
Clarus Corp.	34,696	436,823
Escalade, Inc.	4,952	89,780
Genius Brands International, Inc. (a)(b)	58,133	62,202
Hasbro, Inc.	191,303	15,101,459
JAKKS Pacific, Inc. (a)(b)	2,570	10,177
Johnson Outdoors, Inc. Class A	9,788	838,929
Malibu Boats, Inc. Class A (a)	32,528	1,686,577
Marine Products Corp.	13,508	195,191
Mattel, Inc. (a)(b)	524,819	5,639,180
MCBC Holdings, Inc. (a)	30,360	634,828
Nautilus, Inc. (a)	42,641	505,296
Peloton Interactive, Inc. Class A (a)	37,866	2,903,186
Polaris, Inc.	86,558	8,745,820
Smith & Wesson Brands, Inc. (a)(b)	86,169	1,573,446
Sturm, Ruger & Co., Inc.	23,604	1,672,579
Vista Outdoor, Inc. (a)	90,022	1,747,327
YETI Holdings, Inc. (a)	102,177	5,249,854
		59,400,732
Multiline Retail - 0.5%
Big Lots, Inc.	60,678	2,860,968
Dillard's, Inc. Class A (b)	15,955	482,001
Dollar General Corp.	376,713	76,050,820
Dollar Tree, Inc. (a)	356,520	34,322,180
Kohl's Corp.	233,762	4,993,156
Macy's, Inc. (b)	481,280	3,354,522
Nordstrom, Inc. (b)	148,680	2,378,880
Ollie's Bargain Outlet Holdings, Inc. (a)	86,431	8,257,618
Target Corp.	748,709	113,212,288
		245,912,433
Specialty Retail - 2.3%
Aaron's, Inc. Class A	100,800	5,633,712
Abercrombie & Fitch Co. Class A (b)	102,754	1,336,830
Advance Auto Parts, Inc.	103,863	16,234,826
America's Car Mart, Inc. (a)	10,423	1,047,512
American Eagle Outfitters, Inc. (b)	244,077	3,077,811
Asbury Automotive Group, Inc. (a)(b)	28,942	3,061,774
At Home Group, Inc. (a)	73,497	1,404,528
AutoNation, Inc. (a)	87,141	4,954,837
AutoZone, Inc. (a)	34,846	41,686,618
Barnes & Noble Education, Inc. (a)(b)	70,687	161,166
Bed Bath & Beyond, Inc. (b)	186,797	2,275,187
Best Buy Co., Inc.	341,100	37,831,401
Big 5 Sporting Goods Corp. (b)	28,630	169,203
Blink Charging Co. (a)(b)	28,601	201,065
Boot Barn Holdings, Inc. (a)(b)	44,652	1,260,526
Build-A-Bear Workshop, Inc. (a)	23,020	59,392
Burlington Stores, Inc. (a)(b)	98,954	19,487,011
Caleres, Inc.	68,429	534,430
Camping World Holdings, Inc.	51,555	1,498,188
CarMax, Inc. (a)(b)	242,581	25,939,186
Carvana Co. Class A (a)(b)	83,382	18,007,177
Chico's FAS, Inc.	202,946	259,771
Citi Trends, Inc.	15,000	289,950
Conn's, Inc. (a)	29,724	379,873
Destination XL Group, Inc. (a)(b)	36,252	12,054
Dick's Sporting Goods, Inc.	99,653	5,393,220
DSW, Inc. Class A (b)	88,276	622,346
Express, Inc. (a)(b)	113,752	126,265
Five Below, Inc. (a)	84,143	9,209,451
Floor & Decor Holdings, Inc. Class A (a)(b)	115,454	8,455,851
Foot Locker, Inc.	149,863	4,545,345
Francesca's Holdings Corp. (a)(b)	3,389	19,995
GameStop Corp. Class A (a)(b)	97,456	651,006
Gap, Inc. (b)	324,540	5,643,751
Genesco, Inc. (a)(b)	26,046	507,897
Group 1 Automotive, Inc.	24,905	2,152,788
GrowGeneration Corp. (a)(b)	38,469	613,773
Guess?, Inc. (b)	66,115	760,323
Haverty Furniture Companies, Inc.	21,811	460,648
Hibbett Sports, Inc. (a)(b)	24,219	808,188
J.Jill, Inc. (a)(b)	17,318	6,659
Kirkland's, Inc. (a)(b)	25,171	218,233
L Brands, Inc.	348,662	10,250,663
Lithia Motors, Inc. Class A (sub. vtg.)	32,960	8,205,722
Lowe's Companies, Inc.	1,131,129	186,285,635
Lumber Liquidators Holdings, Inc. (a)	44,058	1,056,951
MarineMax, Inc. (a)	32,553	957,384
Michaels Companies, Inc. (a)(b)	115,487	1,299,229
Monro, Inc. (b)	46,793	2,156,689
Murphy U.S.A., Inc. (a)	40,768	5,497,972
National Vision Holdings, Inc. (a)(b)	117,306	4,407,186
O'Reilly Automotive, Inc. (a)	110,866	51,622,536
OneWater Marine, Inc. Class A (b)	2,414	68,992
Party City Holdco, Inc. (a)(b)	89,546	245,356
Penske Automotive Group, Inc. (b)	51,774	2,442,180
Rent-A-Center, Inc. (b)	71,734	2,202,234
RH (a)(b)	24,612	8,135,497
Ross Stores, Inc.	533,729	48,612,037
Sally Beauty Holdings, Inc. (a)(b)	173,432	1,935,501
Shoe Carnival, Inc. (b)	15,042	494,581
Signet Jewelers Ltd. (b)	81,950	1,415,277
Sleep Number Corp. (a)(b)	40,284	1,933,632
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	34,067	1,439,671
Sportsman's Warehouse Holdings, Inc. (a)(b)	60,019	941,998
The Buckle, Inc. (b)	46,350	868,599
The Cato Corp. Class A (sub. vtg.)	41,489	331,912
The Children's Place Retail Stores, Inc. (b)	24,891	496,949
The Container Store Group, Inc. (a)(b)	20,987	89,195
The Home Depot, Inc.	1,611,061	459,216,827
The ODP Corp.	76,381	1,785,788
Tiffany & Co., Inc.	164,629	20,167,053
Tilly's, Inc.	36,218	229,622
TJX Companies, Inc.	1,791,918	98,179,187
Tractor Supply Co.	173,965	25,891,211
Trans World Entertainment Corp. (a)	105	709
TravelCenters of America LLC (a)	14,987	320,122
Ulta Beauty, Inc. (a)	84,520	19,623,854
Urban Outfitters, Inc. (a)(b)	108,234	2,547,828
Williams-Sonoma, Inc.	115,530	10,138,913
Winmark Corp. (b)	2,318	358,015
Zumiez, Inc. (a)	31,295	803,656
		1,209,656,130
Textiles, Apparel & Luxury Goods - 0.7%
APEX Global Brands, Inc.	4,776	3,955
Capri Holdings Ltd. (a)	223,754	3,544,263
Carter's, Inc. (b)	64,660	5,148,229
Charles & Colvard Ltd. (a)	34,272	23,586
Columbia Sportswear Co.	42,188	3,610,027
Crocs, Inc. (a)	102,370	4,085,587
Culp, Inc.	14,133	169,596
Deckers Outdoor Corp. (a)	42,492	8,662,844
Delta Apparel, Inc. (a)	10,797	152,454
Fossil Group, Inc. (a)(b)	73,399	472,323
G-III Apparel Group Ltd. (a)(b)	70,148	775,837
Hanesbrands, Inc.	527,607	8,067,111
Iconix Brand Group, Inc. (a)	7,172	5,809
Kontoor Brands, Inc. (b)	68,760	1,519,596
Lakeland Industries, Inc. (a)(b)	10,402	212,513
Levi Strauss & Co. Class A (b)	58,355	718,934
lululemon athletica, Inc. (a)	171,101	64,277,513
Movado Group, Inc.	27,656	301,727
NIKE, Inc. Class B	1,856,041	207,672,427
Oxford Industries, Inc. (b)	27,762	1,375,052
PVH Corp.	107,552	5,997,100
Ralph Lauren Corp.	71,727	4,936,969
Rocky Brands, Inc.	10,160	244,653
Sequential Brands Group, Inc. (a)(b)	1,459	8,885
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	208,185	6,214,322
Steven Madden Ltd.	110,453	2,337,185
Superior Group of Companies, Inc.	16,493	381,648
Tapestry, Inc.	405,177	5,968,257
Under Armour, Inc.:
Class A (sub. vtg.) (a)	331,375	3,250,789
Class C (non-vtg.) (a)	231,496	2,048,740
Unifi, Inc. (a)	23,226	284,054
Vera Bradley, Inc. (a)	33,322	175,607
VF Corp.	478,172	31,439,809
Vince Holding Corp. (a)	3,162	15,905
Wolverine World Wide, Inc. (b)	122,377	3,056,977
		377,160,283

TOTAL CONSUMER DISCRETIONARY		6,381,751,213

CONSUMER STAPLES - 6.2%
Beverages - 1.4%
Alkaline Water Co., Inc. (a)	59,159	88,147
Boston Beer Co., Inc. Class A (a)(b)	14,537	12,821,343
Brown-Forman Corp.:
Class A	73,255	4,869,992
Class B (non-vtg.) (b)	281,501	20,597,428
Celsius Holdings, Inc. (a)(b)	43,826	851,101
Coca-Cola Bottling Co. Consolidated	6,854	1,873,198
Constellation Brands, Inc. Class A (sub. vtg.)	252,487	46,578,802
Craft Brew Alliance, Inc. (a)	16,113	251,685
Keurig Dr. Pepper, Inc.	698,023	20,822,026
MGP Ingredients, Inc. (b)	20,346	723,300
Molson Coors Beverage Co. Class B	274,329	10,325,744
Monster Beverage Corp. (a)	560,464	47,000,511
National Beverage Corp. (a)(b)	18,480	1,502,794
Newage, Inc. (a)(b)	115,625	250,906
PepsiCo, Inc.	2,079,670	291,278,580
REED'S, Inc. (a)(b)	35,577	36,289
The Coca-Cola Co.	5,788,150	286,687,070
		746,558,916
Food & Staples Retailing - 1.4%
Andersons, Inc.	49,299	874,071
BJ's Wholesale Club Holdings, Inc. (a)(b)	183,241	8,137,733
Casey's General Stores, Inc.	55,331	9,840,618
Chefs' Warehouse Holdings (a)	40,401	598,339
Costco Wholesale Corp.	661,779	230,074,087
Grocery Outlet Holding Corp. (a)	95,255	3,917,838
HF Foods Group, Inc. (a)(b)	50,669	402,312
Ingles Markets, Inc. Class A	22,054	890,982
Kroger Co.	1,175,181	41,930,458
Natural Grocers by Vitamin Cottage, Inc. (b)	14,440	169,237
Performance Food Group Co. (a)	200,686	7,327,046
PriceSmart, Inc.	35,547	2,337,215
Rite Aid Corp. (a)(b)	83,643	1,089,032
SpartanNash Co. (b)	56,220	1,123,276
Sprouts Farmers Market LLC (a)	171,205	3,997,637
Sysco Corp.	762,971	45,885,076
U.S. Foods Holding Corp. (a)	331,165	8,063,868
United Natural Foods, Inc. (a)(b)	78,778	1,421,943
Village Super Market, Inc. Class A	10,604	269,766
Walgreens Boots Alliance, Inc.	1,103,422	41,952,104
Walmart, Inc.	2,121,347	294,549,031
Weis Markets, Inc. (b)	28,201	1,388,335
		706,240,004
Food Products - 1.1%
Alico, Inc.	3,906	126,242
Arcadia Biosciences, Inc. (a)(b)	10,882	33,952
Archer Daniels Midland Co.	835,448	37,394,652
B&G Foods, Inc. Class A (b)	93,571	2,913,801
Beyond Meat, Inc. (a)(b)	15,954	2,167,351
Bunge Ltd.	214,342	9,778,282
Cal-Maine Foods, Inc. (a)(b)	51,814	1,999,502
Calavo Growers, Inc. (b)	25,796	1,637,272
Campbell Soup Co.	254,789	13,404,449
Coffee Holding Co., Inc. (a)	10,373	33,090
Conagra Brands, Inc.	733,117	28,122,368
Darling Ingredients, Inc. (a)	249,543	7,977,890
Farmer Brothers Co. (a)	19,225	120,925
Flowers Foods, Inc. (b)	287,134	7,023,298
Fresh Del Monte Produce, Inc.	41,440	960,994
Freshpet, Inc. (a)	53,016	6,022,618
General Mills, Inc.	907,953	58,063,594
Hormel Foods Corp. (b)	420,177	21,420,623
Hostess Brands, Inc. Class A (a)(b)	186,369	2,392,978
Ingredion, Inc.	101,039	8,127,577
J&J Snack Foods Corp.	23,415	3,183,269
John B. Sanfilippo & Son, Inc.	14,363	1,143,869
Kellogg Co.	376,364	26,687,971
Lamb Weston Holdings, Inc. (b)	218,735	13,747,495
Lancaster Colony Corp.	29,391	5,223,369
Landec Corp. (a)	46,292	474,030
Lifeway Foods, Inc. (a)	1,384	6,408
Limoneira Co. (b)	21,611	312,711
McCormick & Co., Inc. (non-vtg.)	185,109	38,169,476
Mondelez International, Inc.	2,136,838	124,834,076
Pilgrim's Pride Corp. (a)	73,174	1,170,784
Post Holdings, Inc. (a)	97,412	8,574,204
Sanderson Farms, Inc.	29,319	3,429,150
Seaboard Corp.	380	1,019,540
Seneca Foods Corp. Class A (a)	11,256	533,084
The Hain Celestial Group, Inc. (a)	119,496	3,918,274
The Hershey Co.	219,836	32,676,423
The J.M. Smucker Co.	171,362	20,594,285
The Kraft Heinz Co.	932,660	32,680,406
The Simply Good Foods Co. (a)	127,355	3,164,772
Tootsie Roll Industries, Inc. (b)	28,883	923,967
TreeHouse Foods, Inc. (a)	83,502	3,574,721
Tyson Foods, Inc. Class A	441,297	27,713,452
		563,477,194
Household Products - 1.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	73,449	2,729,365
Church & Dwight Co., Inc.	370,552	35,509,998
Clorox Co.	188,080	42,035,880
Colgate-Palmolive Co.	1,282,631	101,661,333
Energizer Holdings, Inc. (b)	95,974	4,442,636
Kimberly-Clark Corp.	509,627	80,398,756
Oil-Dri Corp. of America	9,041	316,616
Procter & Gamble Co.	3,710,321	513,248,704
Reynolds Consumer Products, Inc.	73,015	2,426,288
Spectrum Brands Holdings, Inc.	61,619	3,672,492
WD-40 Co. (b)	20,088	4,105,585
		790,547,653
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	61,761	1,200,634
Coty, Inc. Class A	463,443	1,659,126
Cyanotech Corp. (a)	1,622	3,698
Edgewell Personal Care Co. (a)(b)	81,853	2,350,000
elf Beauty, Inc. (a)	43,588	851,274
Estee Lauder Companies, Inc. Class A	336,368	74,579,513
Herbalife Nutrition Ltd. (a)	125,516	6,169,111
Inter Parfums, Inc.	28,357	1,266,707
LifeVantage Corp. (a)	21,148	317,643
Mannatech, Inc.	422	7,942
MediFast, Inc.	17,175	2,794,716
Natural Health Trends Corp.	15,505	80,781
Nature's Sunshine Products, Inc. (a)	4,926	54,383
Nu Skin Enterprises, Inc. Class A	77,231	3,650,709
Revlon, Inc. (a)(b)	16,265	119,060
Summer Infant, Inc. (a)	2,555	45,096
USANA Health Sciences, Inc. (a)	18,270	1,432,551
Veru, Inc. (a)(b)	75,080	207,972
Youngevity International, Inc. (a)(b)	12,762	9,827
		96,800,743
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	182,517	107,667
Altria Group, Inc.	2,780,739	121,629,524
Philip Morris International, Inc.	2,332,523	186,112,010
Turning Point Brands, Inc.	16,753	484,162
Universal Corp.	39,347	1,708,053
Vector Group Ltd.	183,655	1,849,406
		311,890,822

TOTAL CONSUMER STAPLES		3,215,515,332

ENERGY - 2.2%
Energy Equipment & Services - 0.2%
Archrock, Inc.	164,977	1,082,249
Aspen Aerogels, Inc. (a)	36,336	308,856
Baker Hughes Co. Class A (b)	984,058	14,052,348
Bristow Group, Inc. (a)	9,910	187,398
Cactus, Inc.	62,168	1,373,291
Championx Corp. (a)	282,691	2,894,756
Core Laboratories NV (b)	67,749	1,417,987
Dawson Geophysical Co. (a)	16,756	29,658
DMC Global, Inc.	22,652	802,560
Dril-Quip, Inc. (a)(b)	48,697	1,613,332
ENGlobal Corp. (a)	3,975	3,135
Enservco Corp. (a)(b)	14,482	2,009
Exterran Corp. (a)	49,663	228,450
Forum Energy Technologies, Inc. (a)	130,744	71,530
Frank's International NV (a)	162,418	375,186
Geospace Technologies Corp. (a)	18,281	119,741
Gulf Island Fabrication, Inc. (a)	16,117	45,128
Halliburton Co.	1,307,061	21,148,247
Helix Energy Solutions Group, Inc. (a)(b)	221,809	794,076
Helmerich & Payne, Inc. (b)	158,653	2,614,601
Independence Contract Drilling, Inc. (a)(b)	2,530	7,033
ION Geophysical Corp. (a)(b)	18,615	37,788
KLX Energy Services Holdings, Inc. (a)(b)	7,463	58,659
Liberty Oilfield Services, Inc. Class A (b)	78,407	505,725
Mammoth Energy Services, Inc. (a)(b)	20,002	27,203
Matrix Service Co.(a)	45,698	422,250
MIND Technology, Inc. (a)	16,422	41,055
Nabors Industries Ltd. (b)	11,069	442,539
National Oilwell Varco, Inc.	563,715	6,764,580
Natural Gas Services Group, Inc. (a)	16,673	136,385
NCS Multistage Holdings, Inc. (a)(b)	29,261	18,177
Newpark Resources, Inc. (a)	153,674	299,664
Nextier Oilfield Solutions, Inc. (a)	266,682	672,039
Nine Energy Service, Inc. (a)(b)	20,239	27,727
Oceaneering International, Inc. (a)	152,054	819,571
Oil States International, Inc. (a)	96,884	425,321
Patterson-UTI Energy, Inc.	272,799	1,050,276
Profire Energy, Inc. (a)(b)	29,334	21,628
ProPetro Holding Corp. (a)	121,229	761,318
Ranger Energy Services, Inc. Class A (a)	3,186	8,570
RigNet, Inc. (a)(b)	20,511	102,350
RPC, Inc. (a)(b)	97,557	305,353
Schlumberger Ltd.	2,086,006	39,654,974
SEACOR Holdings, Inc. (a)	28,458	899,557
SEACOR Marine Holdings, Inc. (a)	36,271	97,206
Select Energy Services, Inc. Class A (a)	103,115	491,859
Smart Sand, Inc. (a)(b)	29,122	40,188
Solaris Oilfield Infrastructure, Inc. Class A	51,752	402,631
Superior Drilling Products, Inc. (a)	18,281	7,148
TechnipFMC PLC	626,931	4,827,369
TETRA Technologies, Inc. (a)(b)	184,288	125,316
Tidewater, Inc. (a)(b)	62,562	429,801
Transocean Ltd. (United States) (a)(b)	884,263	1,078,801
U.S. Silica Holdings, Inc. (b)	117,609	524,536
U.S. Well Services, Inc. (a)(b)	24,436	6,771
		110,705,906
Oil, Gas & Consumable Fuels - 2.0%
Abraxas Petroleum Corp. (a)(b)	265,534	50,956
Adams Resources & Energy, Inc.	1,474	31,352
Aemetis, Inc. (a)(b)	7,091	11,771
Altus Midstream Co. (a)(b)	5,123	67,419
Amplify Energy Corp. New (b)	36,298	44,284
Antero Midstream GP LP (b)	420,458	2,846,501
Antero Resources Corp. (a)(b)	287,173	924,697
Apache Corp.	569,506	8,428,689
Arch Resources, Inc. (b)	22,414	844,335
Barnwell Industries, Inc. (a)(b)	2,008	1,733
Berry Petroleum Corp. (b)	62,893	247,798
Bonanza Creek Energy, Inc. (a)	23,842	477,794
Brigham Minerals, Inc. Class A	42,999	507,818
Cabot Oil & Gas Corp.	603,418	11,446,839
Callon Petroleum Co. (a)(b)	63,172	418,830
Centennial Resource Development, Inc. Class A (a)(b)	298,555	216,811
Centrus Energy Corp. Class A (a)(b)	3,400	37,604
Cheniere Energy, Inc. (a)(b)	343,331	17,870,379
Chevron Corp.	2,795,693	234,642,513
Cimarex Energy Co.	156,931	4,359,543
Clean Energy Fuels Corp. (a)	209,519	553,130
CNX Resources Corp. (a)	281,543	3,085,711
Comstock Resources, Inc. (a)	84,064	484,209
Concho Resources, Inc.	294,530	15,309,669
ConocoPhillips Co.	1,607,125	60,893,966
CONSOL Energy, Inc. (a)(b)	42,400	219,208
Contango Oil & Gas Co. (a)(b)	117,477	190,313
Continental Resources, Inc. (b)	125,602	2,157,842
CVR Energy, Inc. (b)	47,741	796,797
Delek U.S. Holdings, Inc. (b)	109,270	1,718,817
Devon Energy Corp.	577,374	6,276,055
Diamond S Shipping, Inc. (a)	39,114	320,344
Diamondback Energy, Inc.	238,036	9,273,883
Dorian LPG Ltd. (a)	31,234	263,615
Earthstone Energy, Inc. (a)	26,477	77,578
EOG Resources, Inc.	872,901	39,577,331
EQT Corp.	384,098	6,095,635
Equitrans Midstream Corp.	614,021	6,312,136
Evolution Petroleum Corp.	44,969	122,765
Exxon Mobil Corp.	6,329,564	252,802,786
Falcon Minerals Corp.	69,442	195,132
Gevo, Inc. (a)	276	345
Goodrich Petroleum Corp. (a)(b)	18,445	152,171
Green Plains, Inc. (a)(b)	46,753	625,555
Gulfport Energy Corp. (a)(b)	229,160	161,718
Hallador Energy Co.	21,030	16,235
Hess Corp.	392,830	18,085,893
Highpoint Resources, Inc. (a)(b)	167,127	52,561
HollyFrontier Corp.	224,444	5,357,478
Houston American Energy Corp. (a)(b)	2,058	2,840
International Seaways, Inc.	41,158	698,040
Kinder Morgan, Inc.	2,902,513	40,112,730
Kosmos Energy Ltd. (b)	559,712	822,777
Laredo Petroleum, Inc. (a)(b)	13,824	226,022
Lonestar Resources U.S., Inc. (a)(b)	24,365	7,236
Magnolia Oil & Gas Corp. Class A (a)	159,778	1,028,970
Marathon Oil Corp.	1,163,112	6,141,231
Marathon Petroleum Corp.	977,387	34,658,143
Matador Resources Co. (a)(b)	164,247	1,598,123
Montage Resources Corp. (a)	42,162	217,556
Murphy Oil Corp. (b)	216,574	2,975,727
NACCO Industries, Inc. Class A	5,538	113,529
Nextdecade Corp. (a)(b)	20,714	27,550
Noble Energy, Inc.	722,298	7,186,865
Northern Oil & Gas, Inc. (a)(b)	342,903	232,660
Oasis Petroleum, Inc. (a)(b)	446,034	247,727
Occidental Petroleum Corp.	1,349,879	17,197,458
ONEOK, Inc.	659,629	18,126,605
Overseas Shipholding Group, Inc. (a)	101,293	213,728
Ovintiv, Inc. (b)	385,582	4,272,249
Pacific Ethanol, Inc. (a)	70,032	277,327
Panhandle Royalty Co. Class A (b)	22,781	43,056
Par Pacific Holdings, Inc. (a)	57,186	496,374
Parsley Energy, Inc. Class A (b)	479,900	5,158,925
PBF Energy, Inc. Class A (b)	149,587	1,280,465
PDC Energy, Inc. (a)	143,052	2,165,807
Peabody Energy Corp. (b)	124,567	325,120
Penn Virginia Corp. (a)(b)	21,684	247,631
Phillips 66 Co.	652,209	38,134,660
Pioneer Natural Resources Co.	248,188	25,794,179
PrimeEnergy Corp. (a)	89	5,984
QEP Resources, Inc.	376,545	489,509
Range Resources Corp. (b)	308,328	2,300,127
Renewable Energy Group, Inc. (a)(b)	56,590	1,891,804
Rex American Resources Corp. (a)	8,946	552,684
Ring Energy, Inc. (a)(b)	91,164	62,466
SandRidge Energy, Inc. (a)	51,200	80,896
SilverBow Resources, Inc. (a)(b)	8,845	43,694
SM Energy Co. (b)	175,603	426,715
Southwestern Energy Co. (a)(b)	827,417	2,300,219
Talos Energy, Inc. (a)	36,205	271,900
Targa Resources Corp.	349,133	5,938,752
Tellurian, Inc. (a)(b)	144,246	133,976
Tengasco, Inc. (a)	889	925
The Williams Companies, Inc.	1,815,913	37,698,354
Torchlight Energy Resources, Inc. (a)(b)	65,282	20,113
TransAtlantic Petroleum Ltd. (a)(b)	12,963	3,250
U.S. Energy Corp. (a)(b)	159	890
Uranium Energy Corp. (a)(b)	262,731	302,141
VAALCO Energy, Inc. (a)	66,191	70,162
Valero Energy Corp.	612,923	32,233,621
Vertex Energy, Inc. (a)(b)	12,570	7,165
W&T Offshore, Inc. (a)(b)	145,172	323,734
World Fuel Services Corp.	88,764	2,343,370
WPX Energy, Inc. (a)	614,433	3,416,247
Zion Oil & Gas, Inc. (a)(b)	177,996	55,464
		1,015,662,016

TOTAL ENERGY		1,126,367,922

FINANCIALS - 10.1%
Banks - 3.5%
1st Constitution Bancorp	12,298	149,667
1st Source Corp.	26,578	915,612
ACNB Corp.	13,074	274,815
Allegiance Bancshares, Inc. (b)	31,797	808,280
Amalgamated Bank	27,901	328,395
American National Bankshares, Inc.	20,045	451,814
Ameris Bancorp	100,938	2,475,000
Ames National Corp.	10,393	207,340
Arrow Financial Corp.	20,756	594,659
Associated Banc-Corp.	244,732	3,289,198
Atlantic Capital Bancshares, Inc. (a)	42,615	491,564
Auburn National Bancorp., Inc.	4,890	199,414
Banc of California, Inc.	68,841	756,563
BancFirst Corp. (b)	30,737	1,352,428
Bancorp, Inc., Delaware (a)	88,961	845,130
BancorpSouth Bank	147,835	3,190,279
Bank First National Corp. (b)	9,513	593,611
Bank of America Corp.	11,681,399	300,679,210
Bank of Commerce Holdings	20,467	150,432
Bank of Hawaii Corp. (b)	62,404	3,434,716
Bank of Marin Bancorp	20,310	646,467
Bank OZK	181,232	4,175,585
BankFinancial Corp.	24,120	175,111
BankUnited, Inc.	122,699	2,868,703
Bankwell Financial Group, Inc.	14,320	223,392
Banner Corp.	50,809	1,835,221
Bar Harbor Bankshares	20,966	424,771
BayCom Corp. (a)	21,104	244,490
BCB Bancorp, Inc.	12,517	101,951
Berkshire Hills Bancorp, Inc.	70,707	649,090
BOK Financial Corp.	43,451	2,439,339
Boston Private Financial Holdings, Inc.	134,374	798,182
Bridge Bancorp, Inc.	35,132	702,991
Brookline Bancorp, Inc., Delaware	128,152	1,230,259
Bryn Mawr Bank Corp.	31,986	868,100
Business First Bancshares, Inc.	17,207	248,985
Byline Bancorp, Inc.	38,982	492,732
C & F Financial Corp.	3,911	125,035
Cadence Bancorp Class A	199,446	1,894,737
Cambridge Bancorp	8,776	481,276
Camden National Corp.	24,121	787,671
Capital Bancorp, Inc. (a)	18,695	194,615
Capital City Bank Group, Inc.	19,094	387,035
Capstar Financial Holdings, Inc.	23,862	243,154
Carter Bank & Trust	39,415	279,452
Cathay General Bancorp	118,126	2,916,531
CB Financial Services, Inc.	5,665	105,369
CBTX, Inc.	31,653	498,535
Central Pacific Financial Corp.	48,026	743,923
Central Valley Community Bancorp	22,607	271,962
Century Bancorp, Inc. Class A (non-vtg.)	5,679	400,086
Chemung Financial Corp.	5,246	150,613
CIT Group, Inc.	145,267	2,857,402
Citigroup, Inc.	3,119,153	159,451,101
Citizens & Northern Corp.	25,247	432,734
Citizens Financial Group, Inc.	629,949	16,296,781
City Holding Co.	27,137	1,736,225
Civista Bancshares, Inc.	27,243	363,694
CNB Financial Corp., Pennsylvania	25,443	405,816
Coastal Financial Corp. of Washington (a)	15,353	211,104
Codorus Valley Bancorp, Inc.	17,470	225,363
Colony Bankcorp, Inc.	9,980	109,780
Columbia Banking Systems, Inc.	105,338	2,939,984
Comerica, Inc.	200,855	7,939,798
Commerce Bancshares, Inc. (b)	151,617	9,031,825
Community Bank System, Inc. (b)	80,246	4,828,402
Community Bankers Trust Corp.	17,049	87,461
Community Financial Corp.	6,525	145,116
Community Trust Bancorp, Inc.	26,983	870,741
ConnectOne Bancorp, Inc.	47,609	719,848
County Bancorp, Inc.	7,793	150,405
CrossFirst Bankshares, Inc. (a)(b)	11,708	108,065
Cullen/Frost Bankers, Inc.	84,084	5,840,475
Customers Bancorp, Inc. (a)	49,238	628,769
CVB Financial Corp.	190,232	3,464,125
Eagle Bancorp, Inc.	46,969	1,351,768
East West Bancorp, Inc.	207,436	7,629,496
Enterprise Bancorp, Inc.	10,967	238,313
Enterprise Financial Services Corp.	44,300	1,325,013
Equity Bancshares, Inc. (a)	23,730	377,307
Esquire Financial Holdings, Inc. (a)	9,982	164,703
Evans Bancorp, Inc.	4,444	101,323
Farmers & Merchants Bancorp, Inc.	13,108	282,477
Farmers National Banc Corp.	47,695	556,124
FB Financial Corp. (b)	47,177	1,273,779
Fidelity D & D Bancorp, Inc.	5,673	256,533
Fifth Third Bancorp	1,062,040	21,941,746
Financial Institutions, Inc.	21,594	372,065
First Bancorp, North Carolina	47,869	978,921
First Bancorp, Puerto Rico	345,031	1,977,028
First Bancshares, Inc.	28,005	600,427
First Bank Hamilton New Jersey	17,697	115,384
First Busey Corp.	79,715	1,420,123
First Business Finance Services, Inc.	8,017	124,264
First Capital, Inc. (b)	5,994	366,054
First Choice Bancorp	11,465	162,230
First Citizens Bancshares, Inc.	12,043	4,734,705
First Commonwealth Financial Corp.	159,221	1,305,612
First Community Bankshares, In	21,841	420,221
First Community Corp.	13,413	170,077
First Financial Bancorp, Ohio	157,189	2,156,633
First Financial Bankshares, Inc.	211,129	6,391,930
First Financial Corp., Indiana	19,406	667,372
First Financial Northwest, Inc.	2,998	28,721
First Foundation, Inc.	63,218	960,281
First Hawaiian, Inc.	203,557	3,364,797
First Horizon National Corp.	765,700	7,312,435
First Internet Bancorp	13,430	196,212
First Interstate Bancsystem, Inc.	56,998	1,869,534
First Merchants Corp.	88,198	2,256,105
First Mid-Illinois Bancshares, Inc.	24,657	642,068
First Midwest Bancorp, Inc., Delaware	170,171	2,120,331
First Northwest Bancorp	20,578	228,416
First of Long Island Corp.	34,821	535,025
First Republic Bank	257,165	29,036,500
First Savings Financial Group, Inc.	2,434	105,879
First United Corp.	6,102	69,868
First Western Financial, Inc. (a)(b)	10,890	147,560
Flushing Financial Corp.	42,143	511,195
FNB Corp., Pennsylvania	500,022	3,750,165
FNCM Bancorp, Inc.	19,280	112,788
Franklin Financial Services Corp.	7,585	180,826
Fulton Financial Corp. (b)	258,587	2,528,981
FVCBankcorp, Inc. (a)	20,878	220,054
German American Bancorp, Inc.	38,595	1,094,168
Glacier Bancorp, Inc.	134,908	4,733,247
Great Southern Bancorp, Inc.	19,882	766,252
Great Western Bancorp, Inc.	87,930	1,224,865
Guaranty Bancshares, Inc. Texas	14,733	389,688
Hancock Whitney Corp. (b)	111,624	2,233,596
Hanmi Financial Corp.	51,858	494,207
HarborOne Bancorp, Inc.	87,218	754,436
Hawthorn Bancshares, Inc.	7,315	134,011
HBT Financial, Inc.	18,682	221,382
Heartland Financial U.S.A., Inc.	52,731	1,815,528
Heritage Commerce Corp.	91,990	637,491
Heritage Financial Corp., Washington	57,962	1,155,762
Hilltop Holdings, Inc.	111,396	2,294,758
Home Bancshares, Inc.	244,039	3,955,872
HomeTrust Bancshares, Inc.	25,814	362,170
Hope Bancorp, Inc.	166,102	1,405,223
Horizon Bancorp, Inc. Indiana	69,522	777,256
Howard Bancorp, Inc. (a)	24,716	242,464
Huntington Bancshares, Inc.	1,508,649	14,196,387
Independent Bank Corp.	39,569	589,974
Independent Bank Corp., Massachusetts	49,076	3,084,427
Independent Bank Group, Inc.	57,686	2,682,399
International Bancshares Corp. (b)	81,336	2,568,591
Investar Holding Corp.	17,521	238,286
Investors Bancorp, Inc.	296,654	2,299,069
JPMorgan Chase & Co.	4,562,421	457,108,960
KeyCorp	1,452,788	17,898,348
Lakeland Bancorp, Inc.	82,725	879,367
Lakeland Financial Corp.	41,964	1,917,335
LCNB Corp.	17,540	257,136
Level One Bancorp, Inc.	9,927	159,825
Live Oak Bancshares, Inc.	44,662	990,603
M&T Bank Corp.	190,567	19,677,948
Macatawa Bank Corp.	33,702	246,699
Mackinac Financial Corp.	9,259	92,775
Mainstreet Bancshares, Inc. (a)	12,877	165,083
Malvern Bancorp, Inc. (a)	4,294	53,031
Mercantil Bank Holding Corp. Class A (a)	38,468	505,854
Mercantile Bank Corp.	23,459	512,345
Metrocity Bankshares, Inc.	22,856	311,756
Metropolitan Bank Holding Corp. (a)	12,518	387,682
Mid Penn Bancorp, Inc.	10,648	204,868
Middlefield Banc Corp.	10,954	208,126
Midland States Bancorp, Inc.	31,097	454,327
MidWestOne Financial Group, Inc.	20,934	397,537
MVB Financial Corp.	16,558	235,124
National Bank Holdings Corp.	45,385	1,290,749
National Bankshares, Inc.	10,351	257,015
NBT Bancorp, Inc.	71,153	2,168,032
Nicolet Bankshares, Inc. (a)(b)	13,677	820,894
Northeast Bank	9,096	169,731
Northrim Bancorp, Inc.	11,189	301,096
Norwood Financial Corp.	5,360	132,660
OceanFirst Financial Corp.	93,902	1,465,810
OFG Bancorp	85,323	1,095,547
Ohio Valley Banc Corp.	2,970	67,716
Old National Bancorp, Indiana	235,154	3,287,453
Old Point Financial Corp.	1,327	20,768
Old Second Bancorp, Inc.	33,292	271,996
Origin Bancorp, Inc.	32,572	771,305
Orrstown Financial Services, Inc.	17,921	246,772
Pacific City Financial Corp.	21,803	208,219
Pacific Mercantile Bancorp (a)	23,933	88,791
Pacific Premier Bancorp, Inc.	127,947	2,890,323
PacWest Bancorp	173,455	3,309,521
Park National Corp.	22,600	2,031,966
Parke Bancorp, Inc.	12,173	149,728
Peapack-Gladstone Financial Corp.	24,512	416,704
Penns Woods Bancorp, Inc.	11,259	233,624
People's Utah Bancorp	24,792	511,211
Peoples Bancorp of North Carolina	2,990	50,830
Peoples Bancorp, Inc.	27,094	572,767
Peoples Financial Services Corp.	8,541	311,234
Peoples United Financial, Inc.	618,837	6,547,295
Pinnacle Financial Partners, Inc.	105,611	4,219,159
PNC Financial Services Group, Inc.	629,913	70,046,326
Popular, Inc.	131,168	4,858,463
Preferred Bank, Los Angeles	21,586	807,316
Premier Financial Bancorp, Inc.	22,021	282,309
Prosperity Bancshares, Inc.	137,817	7,513,783
QCR Holdings, Inc.	21,933	657,332
RBB Bancorp	15,932	206,638
Red River Bancshares, Inc.	5,419	235,835
Regions Financial Corp.	1,416,562	16,375,457
Reliant Bancorp, Inc.	16,054	232,783
Renasant Corp.	79,224	2,009,913
Republic Bancorp, Inc., Kentucky Class A	15,356	472,351
Republic First Bancorp, Inc. (a)	81,890	171,150
Richmond Mutual Bancorp., Inc.	20,485	231,890
S&T Bancorp, Inc. (b)	63,212	1,276,566
Sandy Spring Bancorp, Inc.	60,606	1,449,696
Seacoast Banking Corp., Florida (a)	80,780	1,634,987
Select Bancorp, Inc. New (a)	33,142	253,536
ServisFirst Bancshares, Inc. (b)	73,308	2,686,738
Shore Bancshares, Inc. (b)	14,735	143,666
Sierra Bancorp	20,538	367,014
Signature Bank	81,315	7,889,994
Silvergate Capital Corp. (a)	4,555	68,006
Simmons First National Corp. Class A	159,414	2,721,197
SmartFinancial, Inc.	23,618	325,220
South Plains Financial, Inc.	4,215	60,190
South State Corp.	105,859	5,894,229
Southern First Bancshares, Inc. (a)	13,815	357,809
Southern National Bancorp of Virginia, Inc.	27,408	234,338
Southside Bancshares, Inc.	52,500	1,446,638
Spirit of Texas Bancshares, Inc. (a)	21,188	264,850
Sterling Bancorp	267,237	3,118,656
Stock Yards Bancorp, Inc. (b)	33,969	1,458,289
Summit Financial Group, Inc.	14,847	218,993
SVB Financial Group (a)	77,275	19,734,490
Synovus Financial Corp.	213,802	4,675,850
TCF Financial Corp.	231,177	6,214,038
Texas Capital Bancshares, Inc. (a)	77,859	2,521,853
The Bank of Princeton	5,641	109,887
The First Bancorp, Inc.	12,524	266,511
Tompkins Financial Corp.	19,875	1,315,328
TowneBank	104,104	1,845,764
Trico Bancshares	43,601	1,207,312
TriState Capital Holdings, Inc. (a)	38,139	530,132
Triumph Bancorp, Inc. (a)(b)	38,167	1,090,050
Truist Financial Corp.	2,021,228	78,443,859
Trustmark Corp.	102,169	2,398,928
U.S. Bancorp	2,053,884	74,761,378
UMB Financial Corp.	67,514	3,626,852
Umpqua Holdings Corp.	337,848	3,810,925
Union Bankshares Corp.	120,149	2,794,666
Union Bankshares, Inc.	1,287	24,929
United Bankshares, Inc., West Virginia (b)	190,911	4,990,414
United Community Bank, Inc.	123,873	2,244,579
United Security Bancshares, California	17,486	106,490
Unity Bancorp, Inc.	4,170	55,378
Univest Corp. of Pennsylvania	49,412	795,039
Valley National Bancorp	576,049	4,326,128
Veritex Holdings, Inc.	76,727	1,379,551
Washington Trust Bancorp, Inc.	25,038	835,768
Webster Financial Corp.	121,207	3,333,193
Wells Fargo & Co.	5,587,703	134,943,027
WesBanco, Inc.	103,229	2,293,748
West Bancorp., Inc.	30,067	529,179
Westamerica Bancorp.	42,647	2,595,496
Western Alliance Bancorp.	134,263	4,739,484
Wintrust Financial Corp.	89,386	3,890,079
Zions Bancorp NA	245,694	7,901,519
		1,784,507,009
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	69,409	4,764,928
Ameriprise Financial, Inc.	182,259	28,578,211
Apollo Global Management LLC Class A	308,731	14,470,222
Ares Management Corp.	113,872	4,606,122
Artisan Partners Asset Management, Inc.	84,647	3,276,685
Ashford, Inc. (a)	2,235	15,274
Assetmark Financial Holdings, Inc. (a)	19,920	481,068
Associated Capital Group, Inc.	5,126	198,120
B. Riley Financial, Inc.	23,337	624,965
Bank of New York Mellon Corp.	1,204,433	44,539,932
BGC Partners, Inc. Class A	460,975	1,161,657
BlackRock, Inc. Class A	231,224	137,390,989
Blucora, Inc. (a)(b)	80,325	958,277
BrightSphere Investment Group, Inc.	93,432	1,294,968
Carlyle Group LP (b)	173,452	4,476,796
Cboe Global Markets, Inc.	165,185	15,162,331
Charles Schwab Corp.	1,715,731	60,959,922
CME Group, Inc.	537,108	94,461,184
Cohen & Co., Inc.(a)	486	8,763
Cohen & Steers, Inc.	33,197	2,008,419
Cowen Group, Inc. Class A (b)	43,911	794,350
Diamond Hill Investment Group, Inc.	5,519	683,859
Donnelley Financial Solutions, Inc. (a)	44,719	487,437
E*TRADE Financial Corp.	331,406	17,929,065
Eaton Vance Corp. (non-vtg.)	164,276	6,738,602
Evercore, Inc. Class A	61,585	3,810,880
FactSet Research Systems, Inc.	56,870	19,927,248
Federated Hermes, Inc. Class B (non-vtg.)	140,289	3,354,310
Focus Financial Partners, Inc. Class A (a)	47,365	1,676,247
Franklin Resources, Inc.	415,913	8,759,128
GAMCO Investors, Inc. Class A (b)	5,653	71,341
Goldman Sachs Group, Inc.	464,026	95,065,007
Great Elm Capital Group, Inc. (a)	40,893	102,641
Greenhill & Co., Inc.	26,271	294,761
Hamilton Lane, Inc. Class A	43,813	3,203,168
Houlihan Lokey	73,940	4,332,884
Interactive Brokers Group, Inc.	114,763	6,084,734
Intercontinental Exchange, Inc.	820,550	87,167,027
INTL FCStone, Inc. (a)	25,151	1,426,062
Invesco Ltd.	553,358	5,644,252
Janus Henderson Group PLC (b)	234,905	4,867,232
KKR & Co. LP	843,802	30,224,988
Lazard Ltd. Class A	172,137	5,451,579
LPL Financial	117,231	9,631,699
Manning & Napier, Inc. Class A	15,374	65,801
MarketAxess Holdings, Inc.	56,871	27,635,894
Moelis & Co. Class A (b)	81,227	2,591,954
Moody's Corp.	241,589	71,181,783
Morgan Stanley	1,791,366	93,616,787
Morningstar, Inc.	31,355	5,021,503
MSCI, Inc.	127,340	47,532,202
Northern Trust Corp.	311,673	25,522,902
Och-Ziff Capital Management Group LLC Class A	27,311	348,761
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,623	332,810
Piper Jaffray Companies	22,374	1,688,118
PJT Partners, Inc.	31,263	1,850,144
Pzena Investment Management, Inc.	24,334	120,453
Raymond James Financial, Inc.	181,694	13,757,870
S&P Global, Inc.	360,786	132,199,206
Safeguard Scientifics, Inc.	30,517	190,426
SEI Investments Co.	186,143	9,746,447
Silvercrest Asset Management Group Class A (b)	4,236	53,119
State Street Corp.	528,557	35,989,446
Stifel Financial Corp.	102,430	5,194,225
T. Rowe Price Group, Inc.	340,549	47,407,826
TD Ameritrade Holding Corp.	397,429	15,253,325
The Blackstone Group LP	1,002,742	53,095,189
The NASDAQ OMX Group, Inc.	173,253	23,288,668
Tradeweb Markets, Inc. Class A (b)	114,603	6,565,606
U.S. Global Investments, Inc. Class A	5,385	19,925
Victory Capital Holdings, Inc.	20,662	359,312
Virtu Financial, Inc. Class A	116,655	3,013,199
Virtus Investment Partners, Inc.	11,492	1,630,715
Waddell & Reed Financial, Inc. Class A (b)	100,931	1,589,663
Westwood Holdings Group, Inc.	11,777	134,022
WisdomTree Investments, Inc. (b)	197,212	737,573
		1,364,902,208
Consumer Finance - 0.5%
Ally Financial, Inc.	558,515	12,778,823
American Express Co.	990,133	100,587,611
Asta Funding, Inc. (a)	3,151	41,121
Atlanticus Holdings Corp. (a)	8,957	76,135
Capital One Financial Corp.	678,304	46,823,325
Consumer Portfolio Services, Inc. (a)	8,413	27,258
Credit Acceptance Corp. (a)(b)	19,622	7,589,790
CURO Group Holdings Corp.	22,480	173,096
Discover Financial Services	455,801	24,193,917
Elevate Credit, Inc. (a)(b)	23,656	46,602
Encore Capital Group, Inc. (a)(b)	43,356	1,991,775
Enova International, Inc. (a)	43,941	750,512
EZCORP, Inc. (non-vtg.) Class A (a)	87,514	470,825
First Cash Financial Services, Inc. (b)	64,236	3,838,101
Green Dot Corp. Class A (a)	73,212	3,811,417
LendingClub Corp. (a)	85,748	457,037
LendingTree, Inc. (a)(b)	11,578	3,576,907
Medallion Financial Corp. (a)(b)	35,405	95,948
Navient Corp.	256,705	2,333,448
Nelnet, Inc. Class A	29,958	1,961,949
Nicholas Financial, Inc. (a)	4,023	32,385
OneMain Holdings, Inc.	111,794	3,250,970
Oportun Financial Corp. (a)(b)	7,876	98,844
PRA Group, Inc. (a)	67,372	3,144,588
Regional Management Corp. (a)	14,951	273,454
Santander Consumer U.S.A. Holdings, Inc.	143,343	2,466,933
SLM Corp.	563,340	4,303,918
Synchrony Financial	801,945	19,896,255
World Acceptance Corp. (a)(b)	9,227	839,565
		245,932,509
Diversified Financial Services - 1.3%
Alerus Financial Corp. (b)	3,141	64,673
Berkshire Hathaway, Inc. Class B (a)	2,914,272	635,427,867
Cannae Holdings, Inc. (a)	128,650	4,853,965
Equitable Holdings, Inc.	603,742	12,793,293
Jefferies Financial Group, Inc.	334,621	5,869,252
Marlin Business Services Corp.	9,946	66,638
On Deck Capital, Inc. (a)	82,892	134,285
Rafael Holdings, Inc. (a)	15,784	274,957
Voya Financial, Inc. (b)	190,244	9,875,566
		669,360,496
Insurance - 2.0%
AFLAC, Inc.	1,077,584	39,137,851
Alleghany Corp.	21,164	11,736,708
Allstate Corp.	468,613	43,581,009
AMBAC Financial Group, Inc. (a)(b)	74,773	944,383
American Equity Investment Life Holding Co. (b)	140,016	3,347,783
American Financial Group, Inc.	110,774	7,405,242
American International Group, Inc.	1,280,871	37,324,581
American National Group, Inc.	13,385	1,004,009
Amerisafe, Inc.	30,908	2,062,491
Aon PLC	346,410	69,278,536
Arch Capital Group Ltd. (a)	608,818	19,202,120
Argo Group International Holdings, Ltd.	54,072	2,008,234
Arthur J. Gallagher & Co.	284,917	30,001,760
Assurant, Inc.	88,536	10,762,436
Assured Guaranty Ltd.	126,080	2,704,416
Athene Holding Ltd. (a)	177,102	6,474,849
Atlas Financial Holdings, Inc. (a)	6,598	2,562
Axis Capital Holdings Ltd.	123,322	5,889,859
Brighthouse Financial, Inc. (a)	139,062	4,221,922
Brown & Brown, Inc.	350,344	16,255,962
BRP Group, Inc. (a)(b)	47,875	1,317,041
Chubb Ltd.	675,419	84,427,375
Cincinnati Financial Corp.	226,793	18,009,632
Citizens, Inc. Class A (a)(b)	89,528	523,739
CNA Financial Corp.	38,205	1,229,055
CNO Financial Group, Inc. (b)	204,025	3,325,608
Crawford & Co.:
Class A	27,890	191,325
Class B	22,240	154,790
Donegal Group, Inc. Class A	13,169	190,029
eHealth, Inc. (a)(b)	38,888	2,454,611
Employers Holdings, Inc.	40,277	1,312,225
Enstar Group Ltd. (a)	22,349	4,000,248
Erie Indemnity Co. Class A (b)	27,659	5,903,537
Everest Re Group Ltd.	60,097	13,226,148
FBL Financial Group, Inc. Class A	18,247	676,051
Fednat Holding Co.	13,703	116,338
First American Financial Corp.	167,548	8,807,998
FNF Group	434,081	14,250,879
Genworth Financial, Inc. Class A (a)	751,339	2,269,044
Globe Life, Inc.	146,222	12,060,391
Goosehead Insurance (b)	19,457	1,999,401
Greenlight Capital Re, Ltd. (a)(b)	42,770	310,938
Hallmark Financial Services, Inc. (a)	25,240	84,302
Hanover Insurance Group, Inc.	56,773	5,818,665
Hartford Financial Services Group, Inc.	535,983	21,680,512
HCI Group, Inc.	12,250	670,320
Heritage Insurance Holdings, Inc.	42,440	553,842
Horace Mann Educators Corp.	58,468	2,283,760
Independence Holding Co.	11,293	395,255
Investors Title Co.	2,136	290,624
James River Group Holdings Ltd.	41,994	2,045,528
Kemper Corp.	92,262	7,165,067
Kingstone Companies, Inc.	8,338	49,778
Kinsale Capital Group, Inc.	31,576	6,543,494
Lincoln National Corp.	288,203	10,389,718
Loews Corp.	361,230	12,953,708
Maiden Holdings Ltd. (a)	88,227	112,048
Markel Corp. (a)	20,705	22,502,815
Marsh & McLennan Companies, Inc.	765,386	87,950,505
MBIA, Inc. (a)(b)	87,116	706,511
Mercury General Corp.	42,755	1,912,431
MetLife, Inc.	1,157,730	44,526,296
National General Holdings Corp.	103,198	3,513,892
National Western Life Group, Inc.	3,721	818,583
NI Holdings, Inc. (a)	9,696	158,239
Old Republic International Corp.	428,040	6,895,724
Palomar Holdings, Inc. (a)	27,298	3,066,930
Primerica, Inc.	61,568	7,686,765
Principal Financial Group, Inc.	380,592	16,026,729
ProAssurance Corp.	84,701	1,297,619
Progressive Corp.	877,925	83,437,992
ProSight Global, Inc. (a)	13,713	129,999
Protective Insurance Corp. Class B	10,441	149,933
Prudential Financial, Inc.	591,086	40,057,898
Reinsurance Group of America, Inc.	101,157	9,274,074
RenaissanceRe Holdings Ltd.	75,425	13,858,590
RLI Corp.	60,688	5,691,928
Safety Insurance Group, Inc.	23,858	1,727,319
Selective Insurance Group, Inc.	87,882	5,256,222
State Auto Financial Corp.	29,517	455,447
Stewart Information Services Corp.	32,513	1,387,330
The Travelers Companies, Inc.	378,837	43,960,245
Third Point Reinsurance Ltd. (a)	134,065	1,147,596
Tiptree, Inc.	23,381	131,869
Trupanion, Inc. (a)(b)	45,362	2,845,558
United Fire Group, Inc.	35,603	896,484
United Insurance Holdings Corp.	35,027	265,154
Universal Insurance Holdings, Inc.	51,189	949,556
Unum Group	301,963	5,580,276
W.R. Berkley Corp.	212,456	13,182,895
Watford Holdings Ltd. (a)	8,623	137,968
White Mountains Insurance Group Ltd.	4,541	4,047,847
Willis Towers Watson PLC	192,763	39,618,579
		1,032,393,535
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc. (b)	52,136	144,938
AGNC Investment Corp.	834,911	11,780,594
Annaly Capital Management, Inc.	2,136,218	15,701,202
Anworth Mortgage Asset Corp.	223,146	386,043
Apollo Commercial Real Estate Finance, Inc.	204,244	1,825,941
Arbor Realty Trust, Inc.	154,025	1,743,563
Ares Commercial Real Estate Corp.	43,548	433,738
Arlington Asset Investment Corp.	70,553	191,904
Armour Residential REIT, Inc.	103,020	998,264
Blackstone Mortgage Trust, Inc.	221,023	5,253,717
Broadmark Realty Capital, Inc. (b)	191,059	1,872,378
Capstead Mortgage Corp.	145,853	899,913
Cherry Hill Mortgage Investment Corp.	22,382	213,972
Chimera Investment Corp.	301,988	2,684,673
Colony NorthStar Credit Real Estate, Inc.	139,768	841,403
Dynex Capital, Inc.	34,158	541,063
Ellington Financial LLC (b)	62,011	772,657
Ellington Residential Mortgage REIT	10,958	124,483
Exantas Capital Corp.	44,506	103,699
Granite Point Mortgage Trust, Inc.	86,838	576,604
Great Ajax Corp.	33,703	307,371
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	103,015	4,374,017
Hunt Companies Finance Trust, Inc.	4,306	10,851
Invesco Mortgage Capital, Inc. (b)	277,012	831,036
KKR Real Estate Finance Trust, Inc. (b)	41,076	747,583
Ladder Capital Corp. Class A	149,130	1,111,019
MFA Financial, Inc.	697,011	1,867,989
New Residential Investment Corp.	649,619	5,028,051
New York Mortgage Trust, Inc.	574,195	1,515,875
Orchid Island Capital, Inc. (b)	79,824	407,901
PennyMac Mortgage Investment Trust	162,510	2,785,421
Redwood Trust, Inc.	177,667	1,231,232
Starwood Property Trust, Inc.	414,056	6,459,274
TPG RE Finance Trust, Inc.	88,580	781,276
Tremont Mortgage Trust	13,468	39,461
Two Harbors Investment Corp. (b)	384,801	2,097,165
Western Asset Mortgage Capital Corp. (b)	74,393	168,872
ZAIS Financial Corp.	56,185	574,773
		77,429,916
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	83,286	2,063,827
Bridgewater Bancshares, Inc. (a)	40,020	388,994
Capitol Federal Financial, Inc.	229,629	2,144,735
Columbia Financial, Inc. (a)	85,902	916,574
Dime Community Bancshares, Inc.	53,353	688,254
ESSA Bancorp, Inc.	14,301	183,053
Essent Group Ltd. (b)	167,818	5,991,103
Farmer Mac Class C (non-vtg.)	16,086	1,096,261
First Defiance Financial Corp.	64,010	1,169,783
Flagstar Bancorp, Inc.	61,471	1,931,419
FS Bancorp, Inc.	6,824	270,367
Hingham Institution for Savings (b)	2,406	441,164
Home Bancorp, Inc.	10,333	249,645
HomeStreet, Inc.	39,771	1,088,532
Impac Mortgage Holdings, Inc. (a)	16,166	24,572
Kearny Financial Corp.	132,541	1,028,518
Luther Burbank Corp.	21,747	202,030
Merchants Bancorp/IN	23,973	488,570
Meridian Bancorp, Inc. Maryland	90,786	1,056,749
Meta Financial Group, Inc.	55,244	1,065,104
MGIC Investment Corp.	506,320	4,642,954
MMA Capital Management, LLC (a)(b)	7,609	178,659
New York Community Bancorp, Inc.	679,292	6,147,593
NMI Holdings, Inc. (a)	124,340	2,132,431
Northfield Bancorp, Inc.	70,493	680,962
Northwest Bancshares, Inc.	196,549	1,987,110
Ocwen Financial Corp. (a)	10,663	202,810
OP Bancorp	28,065	171,197
PCSB Financial Corp.	32,661	414,141
PDL Community Bancorp (a)	12,371	100,329
Pennymac Financial Services, Inc.	63,826	3,364,907
Pioneer Bancorp, Inc. (a)	18,130	145,765
Provident Bancorp, Inc.	5,332	41,483
Provident Financial Holdings, Inc.	2,162	25,749
Provident Financial Services, Inc.	105,608	1,391,913
Radian Group, Inc.	297,265	4,589,772
Riverview Bancorp, Inc.	36,754	151,794
Rocket Cos., Inc. (a)(b)	150,900	4,225,200
Sachem Capital Corp.	9,633	34,197
Security National Financial Corp. Class A	9,836	62,164
Southern Missouri Bancorp, Inc.	9,211	218,116
Sterling Bancorp, Inc.	31,816	94,494
Territorial Bancorp, Inc.	9,340	197,634
TFS Financial Corp.	69,901	1,079,970
Timberland Bancorp, Inc.	9,834	171,997
Trustco Bank Corp., New York	156,982	935,613
Walker & Dunlop, Inc.	43,623	2,389,668
Washington Federal, Inc.	114,473	2,684,392
Waterstone Financial, Inc.	41,813	647,683
Westfield Financial, Inc. (b)	30,118	154,204
WMI Holdings Corp. (a)	114,129	2,091,414
WSFS Financial Corp.	81,255	2,380,772
		66,226,341

TOTAL FINANCIALS		5,240,752,014

HEALTH CARE - 14.1%
Biotechnology - 2.8%
89Bio, Inc. (a)	9,764	375,914
AbbVie, Inc.	2,642,167	253,040,334
Abeona Therapeutics, Inc. (a)(b)	99,135	232,967
ACADIA Pharmaceuticals, Inc. (a)(b)	174,824	6,921,282
Acceleron Pharma, Inc. (a)	77,474	7,551,391
Acorda Therapeutics, Inc. (a)(b)	62,376	34,700
Actinium Pharmaceuticals, Inc. (a)(b)	16,114	133,907
Adamas Pharmaceuticals, Inc. (a)	27,046	140,098
ADMA Biologics, Inc. (a)(b)	84,044	214,312
Aduro Biotech, Inc. (a)	72,901	225,993
Advaxis, Inc. (a)	79,002	39,177
Adverum Biotechnologies, Inc. (a)	120,853	1,474,407
Aeglea BioTherapeutics, Inc. (a)(b)	30,911	224,878
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	989
Agenus, Inc. (a)(b)	162,150	706,163
AgeX Therapeutics, Inc. (a)(b)	24,431	21,577
Agios Pharmaceuticals, Inc. (a)(b)	91,986	3,772,346
Aimmune Therapeutics, Inc. (a)(b)	65,956	2,257,014
Akebia Therapeutics, Inc. (a)	211,823	2,205,077
Akero Therapeutics, Inc. (a)	16,956	552,766
Albireo Pharma, Inc. (a)(b)	14,780	411,180
Aldeyra Therapeutics, Inc. (a)(b)	41,467	270,780
Alector, Inc. (a)(b)	58,179	751,673
Alexion Pharmaceuticals, Inc. (a)	330,131	37,707,563
Alkermes PLC (a)	242,861	4,016,921
Allakos, Inc. (a)(b)	35,943	3,219,774
Allena Pharmaceuticals, Inc. (a)(b)	13,108	17,696
Allogene Therapeutics, Inc. (a)(b)	95,462	3,403,220
Alnylam Pharmaceuticals, Inc. (a)	170,552	22,622,017
Alpine Immune Sciences, Inc. (a)	8,522	69,540
Altimmune, Inc. (a)(b)	18,490	311,926
Amgen, Inc.	881,783	223,373,270
Amicus Therapeutics, Inc. (a)(b)	381,678	5,572,499
AnaptysBio, Inc. (a)	40,696	705,262
Anavex Life Sciences Corp. (a)(b)	62,171	263,605
Anika Therapeutics, Inc. (a)(b)	21,663	830,343
Anixa Biosciences, Inc. (a)	17,792	35,228
Apellis Pharmaceuticals, Inc. (a)	80,063	2,468,342
Applied Genetic Technologies Corp. (a)	19,402	99,726
Applied Therapeutics, Inc. (a)(b)	12,680	305,588
Aprea Therapeutics, Inc. (b)	10,548	285,851
Aptevo Therapeutics, Inc. (a)	1,293	10,137
Aptinyx, Inc. (a)	40,709	134,747
AquaBounty Technologies, Inc. (a)	967	2,756
AquaMed Technologies, Inc. (a)(c)	439	0
Aravive, Inc. (a)(b)	19,699	112,284
Arbutus Biopharma Corp. (a)(b)	46,367	134,928
Arcturus Therapeutics Holdings, Inc. (a)	27,536	1,328,337
Arcus Biosciences, Inc. (a)(b)	62,238	1,481,264
Arcutis Biotherapeutics, Inc. (a)	20,047	502,578
Ardelyx, Inc. (a)	98,278	564,116
Arena Pharmaceuticals, Inc. (a)	82,493	5,759,661
Arrowhead Pharmaceuticals, Inc. (a)(b)	152,145	6,426,605
Assembly Biosciences, Inc. (a)(b)	45,323	991,214
Atara Biotherapeutics, Inc. (a)	88,228	1,189,313
Athenex, Inc. (a)(b)	77,296	888,131
Athersys, Inc. (a)(b)	234,097	510,331
Atossa Therapeutics, Inc. (a)(b)	24,498	62,470
Atreca, Inc. (a)(b)	14,410	204,910
aTyr Pharma, Inc. (a)	330	1,241
AVEO Pharmaceuticals, Inc. (a)	17,003	80,934
Avid Bioservices, Inc. (a)(b)	69,506	583,155
AVROBIO, Inc. (a)	33,104	573,361
Beam Therapeutics, Inc. (b)	14,668	368,313
Bellicum Pharmaceuticals, Inc. (a)(b)	5,352	31,844
Bio Path Holdings, Inc. (a)(b)	3,392	14,586
Biocept, Inc. (a)(b)	146,803	97,624
BioCryst Pharmaceuticals, Inc. (a)(b)	217,244	901,563
Biogen, Inc. (a)	244,361	70,287,998
Biohaven Pharmaceutical Holding Co. Ltd. (a)	69,046	4,376,826
BioMarin Pharmaceutical, Inc. (a)	272,023	21,225,955
Biospecifics Technologies Corp. (a)	9,250	596,625
BioTime, Inc. (a)(b)	256,547	234,741
BioXcel Therapeutics, Inc. (a)(b)	19,681	802,001
Black Diamond Therapeutics, Inc. (a)(b)	21,600	621,432
bluebird bio, Inc. (a)	98,161	5,820,947
Blueprint Medicines Corp. (a)	80,964	6,269,043
BrainStorm Cell Therpeutic, Inc. (a)(b)	47,537	599,442
Brickell Biotech, Inc. (a)	662	622
Bridgebio Pharma, Inc. (a)(b)	33,806	1,009,447
Cabaletta Bio, Inc. (a)(b)	14,463	152,585
Calithera Biosciences, Inc. (a)	84,055	338,742
Calyxt, Inc. (a)(b)	14,780	80,329
Cancer Genetics, Inc. (a)	228	1,224
Capricor Therapeutics, Inc. (a)(b)	14,626	88,195
Cardiff Oncology, Inc. (a)(b)	332	2,636
CareDx, Inc. (a)(b)	59,092	2,017,992
CASI Pharmaceuticals, Inc. (a)(b)	76,913	131,521
Castle Biosciences, Inc. (a)(b)	6,971	318,784
Catabasis Pharmaceuticals, Inc. (a)	17,858	117,863
Catalyst Biosciences, Inc. (a)(b)	16,360	85,399
Catalyst Pharmaceutical Partners, Inc. (a)	145,825	478,306
Cel-Sci Corp. (a)(b)	50,619	654,504
Celcuity, Inc. (a)	812	4,507
Celldex Therapeutics, Inc. (a)(b)	20,245	241,725
Cellular Biomedicine Group, Inc. (a)	16,128	299,658
Celsion Corp. (a)(b)	7,523	6,940
Checkpoint Therapeutics, Inc. (a)(b)	46,405	101,163
ChemoCentryx, Inc. (a)	73,411	3,927,489
Chimerix, Inc. (a)	68,012	191,114
Cidara Therapeutics, Inc. (a)	43,932	139,704
Cleveland Biolabs, Inc. (a)	1,253	2,331
Clovis Oncology, Inc. (a)(b)	126,526	659,200
CohBar, Inc. (a)(b)	61,277	57,171
Coherus BioSciences, Inc. (a)(b)	98,164	1,862,171
Concert Pharmaceuticals, Inc. (a)	23,551	226,561
Constellation Pharmaceuticals, Inc. (a)	34,551	727,299
ContraFect Corp. (a)	17,449	95,446
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	88,284	819,717
Cortexyme, Inc. (a)(b)	8,894	391,069
Corvus Pharmaceuticals, Inc. (a)(b)	14,116	53,500
Crinetics Pharmaceuticals, Inc. (a)	11,668	187,038
CTI BioPharma Corp. (a)	66,932	74,295
Cue Biopharma, Inc. (a)	32,463	580,114
Curis, Inc. (a)	56,844	62,528
Cyclacel Pharmaceuticals, Inc. (a)	33	126
Cyclerion Therapeutics, Inc. (a)	24,354	166,094
Cytokinetics, Inc. (a)(b)	101,011	2,420,224
CytomX Therapeutics, Inc. (a)	73,662	537,733
Deciphera Pharmaceuticals, Inc. (a)	28,425	1,279,409
Denali Therapeutics, Inc. (a)(b)	117,204	3,738,808
Dicerna Pharmaceuticals, Inc. (a)	84,331	1,561,810
Dyadic International, Inc. (a)(b)	37,918	301,448
Dynavax Technologies Corp. (a)(b)	147,541	882,295
Eagle Pharmaceuticals, Inc. (a)(b)	16,259	645,157
Edge Therapeutics, Inc. (a)	1,777	4,318
Editas Medicine, Inc. (a)(b)	92,841	3,270,788
Eidos Therapeutics, Inc. (a)(b)	8,851	383,071
Eiger Biopharmaceuticals, Inc. (a)	31,415	350,906
Emergent BioSolutions, Inc. (a)(b)	66,671	7,603,828
Enanta Pharmaceuticals, Inc. (a)	24,641	1,286,014
Enochian Biosciences, Inc. (a)(b)	27,857	113,657
Epizyme, Inc. (a)(b)	122,576	1,593,488
Esperion Therapeutics, Inc. (a)(b)	39,779	1,436,022
Evelo Biosciences, Inc. (a)(b)	9,900	43,956
Exact Sciences Corp. (a)	214,887	16,178,842
Exelixis, Inc. (a)	462,781	10,282,994
Exicure, Inc. (a)(b)	134,393	267,442
Fate Therapeutics, Inc. (a)	105,855	3,853,122
FibroGen, Inc. (a)(b)	123,011	5,514,583
Five Prime Therapeutics, Inc. (a)	54,292	231,827
Flexion Therapeutics, Inc. (a)(b)	49,493	577,088
Forte Biosciences, Inc. (a)	2,157	67,406
Fortress Biotech, Inc. (a)(b)	56,311	222,710
Frequency Therapeutics, Inc. (b)	8,177	158,143
G1 Therapeutics, Inc. (a)(b)	44,778	687,342
Galectin Therapeutics, Inc. (a)(b)	62,698	166,150
Galera Therapeutics, Inc. (a)(b)	4,354	34,005
Genocea Biosciences, Inc. (a)(b)	33,261	80,492
Genprex, Inc. (a)(b)	25,317	100,255
Geron Corp. (a)(b)	514,145	1,053,997
Gilead Sciences, Inc.	1,879,158	125,433,797
Global Blood Therapeutics, Inc. (a)(b)	92,706	5,820,083
GlycoMimetics, Inc. (a)	51,855	191,345
Gossamer Bio, Inc. (a)(b)	60,706	843,813
Gritstone Oncology, Inc. (a)(b)	27,989	92,644
Halozyme Therapeutics, Inc. (a)	169,266	4,907,868
Harpoon Therapeutics, Inc. (a)	6,512	89,605
Heat Biologics, Inc. (a)	109,202	137,595
Hemispherx Biopharma, Inc. (a)(b)	36,509	82,145
Heron Therapeutics, Inc. (a)(b)	125,748	1,798,196
Histogen, Inc. (a)	2,577	5,154
Homology Medicines, Inc. (a)	37,410	397,668
Hookipa Pharma, Inc. (a)(b)	8,657	77,394
iBio, Inc. (a)(b)	149,846	313,178
Idera Pharmaceuticals, Inc. (a)(b)	27,689	57,593
IGM Biosciences, Inc. (a)(b)	19,696	846,928
Immunic, Inc. (a)	971	15,585
ImmunoGen, Inc. (a)	270,119	999,440
Immunomedics, Inc. (a)(b)	317,173	14,133,229
Immunovant, Inc. (a)	38,561	1,309,532
Incyte Corp. (a)	269,433	25,959,870
Infinity Pharmaceuticals, Inc. (a)	58,399	64,823
Inovio Pharmaceuticals, Inc. (a)(b)	222,420	2,666,816
Insmed, Inc. (a)	151,266	4,264,189
Intellia Therapeutics, Inc. (a)(b)	62,446	1,347,585
Intercept Pharmaceuticals, Inc. (a)(b)	40,911	2,040,641
Invitae Corp. (a)(b)	170,533	5,961,834
Ionis Pharmaceuticals, Inc. (a)	192,096	10,469,232
Iovance Biotherapeutics, Inc. (a)	202,368	6,744,925
Ironwood Pharmaceuticals, Inc. Class A(a)(b)	243,544	2,459,794
IsoRay, Inc. (a)(b)	40,230	26,439
Iveric Bio, Inc. (a)(b)	54,438	244,427
Jounce Therapeutics, Inc. (a)(b)	25,391	122,892
Kadmon Holdings, Inc. (a)	212,838	1,064,190
Kalvista Pharmaceuticals, Inc. (a)	15,671	205,290
Karuna Therapeutics, Inc. (a)(b)	16,264	1,242,570
Karyopharm Therapeutics, Inc. (a)	90,353	1,374,269
Keros Therapeutics, Inc. (b)	10,745	575,287
Kezar Life Sciences, Inc. (a)	45,922	223,181
Kindred Biosciences, Inc. (a)	54,058	268,128
Kiniksa Pharmaceuticals Ltd. (a)(b)	16,055	283,692
Kodiak Sciences, Inc. (a)(b)	35,172	1,849,695
Krystal Biotech, Inc. (a)	16,753	800,961
Kura Oncology, Inc. (a)	64,690	1,610,134
La Jolla Pharmaceutical Co. (a)(b)	30,025	126,105
Larimar Therapeutics, Inc. (a)(b)	3,934	48,428
Leap Therapeutics, Inc. (a)	42,530	74,002
Lexicon Pharmaceuticals, Inc. (a)(b)	90,027	157,547
Ligand Pharmaceuticals, Inc. Class B (a)(b)	24,014	2,449,428
LogicBio Therapeutics, Inc. (a)	12,282	77,377
Macrogenics, Inc. (a)	77,289	2,236,744
Madrigal Pharmaceuticals, Inc. (a)(b)	12,649	1,362,297
Magenta Therapeutics, Inc. (a)	27,280	198,326
MannKind Corp. (a)(b)	293,583	510,834
Marker Therapeutics, Inc. (a)(b)	44,737	80,527
Matinas BioPharma Holdings, Inc. (a)(b)	194,366	152,014
MediciNova, Inc. (a)(b)	60,896	319,095
MEI Pharma, Inc. (a)	133,578	363,332
Merrimack Pharmaceuticals, Inc.	15,717	64,911
Mersana Therapeutics, Inc. (a)	79,918	1,531,229
Minerva Neurosciences, Inc. (a)(b)	45,867	145,857
Miragen Therapeutics, Inc. (a)(b)	27,850	25,786
Mirati Therapeutics, Inc. (a)	57,019	8,516,928
Mirum Pharmaceuticals, Inc. (a)(b)	12,900	334,884
Moderna, Inc. (a)(b)	442,890	28,739,132
Molecular Templates, Inc. (a)	41,328	479,818
Moleculin Biotech, Inc. (a)	26,434	23,177
Momenta Pharmaceuticals, Inc. (a)	172,203	8,983,831
Morphic Holding, Inc. (a)(b)	11,469	303,929
Mustang Bio, Inc. (a)	51,963	169,919
Myriad Genetics, Inc. (a)	116,550	1,558,274
NanoViricides, Inc. (a)	8,252	32,760
NantKwest, Inc. (a)(b)	53,596	391,251
Natera, Inc. (a)	95,888	6,109,024
Navidea Biopharmaceuticals, Inc. (a)	7,141	21,209
Neoleukin Therapeutics, Inc. (a)(b)	48,042	610,614
Neubase Therapeutics, Inc. (a)	1,139	9,146
Neurobo Pharmaceuticals, Inc. (a)(b)	380	2,310
Neurobo Pharmaceuticals, Inc. rights (a)(c)	9,504	0
Neurocrine Biosciences, Inc. (a)	141,119	16,429,074
Neurotrope, Inc. (a)	5,457	5,894
NewLink Genetics Corp. (a)(b)	3,251	49,578
NextCure, Inc. (a)(b)	17,599	158,215
Novavax, Inc. (a)(b)	87,442	9,648,350
Ocugen, Inc. (a)(b)	961	335
OncoCyte Corp. (a)	42,540	53,175
OncoSec Medical, Inc. (a)(b)	9,506	33,556
Oncternal Therapeutics, Inc. (a)	2,063	4,394
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
Opko Health, Inc. (a)(b)	641,657	2,078,969
Oragenics, Inc. (a)(b)	704	514
Organogenesis Holdings, Inc. Class A (a)	26,298	113,213
Organovo Holdings, Inc. (a)(b)	11,895	108,482
ORIC Pharmaceuticals, Inc. (a)(b)	15,734	394,137
Outlook Therapeutics, Inc. (a)(b)	7,165	4,729
OvaScience, Inc. (a)(b)	11,776	21,315
Ovid Therapeutics, Inc. (a)(b)	46,991	269,728
Oyster Point Pharma, Inc. (a)(b)	6,469	147,234
Palatin Technologies, Inc. (a)(b)	273,268	151,035
Passage Bio, Inc. (b)	22,599	374,239
PDL BioPharma, Inc. (a)	218,274	731,218
Pfenex, Inc. (a)	49,615	621,676
PhaseBio Pharmaceuticals, Inc. (a)(b)	26,632	102,800
Pieris Pharmaceuticals, Inc. (a)(b)	79,436	227,187
Polarityte, Inc. (a)(b)	26,836	32,472
Precigen, Inc. (a)(b)	109,166	660,454
Precision BioSciences, Inc. (a)	23,892	134,751
Prevail Therapeutics, Inc. (a)	11,879	145,518
Principia Biopharma, Inc. (a)	29,009	2,901,190
Protagonist Therapeutics, Inc. (a)	34,266	767,558
Protara Therapeutics, Inc. (a)	97	2,076
Proteostasis Therapeutics, Inc. (a)(b)	58,487	78,957
Prothena Corp. PLC (a)	66,285	859,054
PTC Therapeutics, Inc. (a)(b)	97,641	4,825,906
Puma Biotechnology, Inc. (a)(b)	56,522	581,611
Radius Health, Inc. (a)	68,394	846,718
RAPT Therapeutics, Inc. (a)	4,681	124,515
Recro Pharma, Inc. (a)	26,670	73,343
Regeneron Pharmaceuticals, Inc. (a)	151,264	93,773,092
REGENXBIO, Inc. (a)	50,153	1,530,670
Regulus Therapeutics, Inc. (a)(b)	5,043	2,673
Repligen Corp. (a)	71,645	11,098,527
Replimune Group, Inc. (a)	13,783	372,141
Retrophin, Inc. (a)	64,592	1,265,357
Revolution Medicines, Inc.	27,309	773,937
Rexahn Pharmaceuticals, Inc. (a)	2,486	5,668
Rhythm Pharmaceuticals, Inc. (a)(b)	45,703	1,348,696
Rigel Pharmaceuticals, Inc. (a)	264,536	658,695
Rocket Pharmaceuticals, Inc. (a)(b)	50,751	1,297,703
Rubius Therapeutics, Inc. (a)(b)	57,068	274,782
Sage Therapeutics, Inc. (a)	81,184	4,257,289
Salarius Pharmaceuticals, Inc. (a)(b)	287	270
Salarius Pharmaceuticals, Inc. rights (a)(c)	7,499	922
Sangamo Therapeutics, Inc. (a)(b)	179,540	1,981,224
Sarepta Therapeutics, Inc. (a)(b)	113,063	16,554,684
Savara, Inc. (a)	39,095	57,079
Scholar Rock Holding Corp. (a)	28,218	426,092
Seattle Genetics, Inc. (a)	174,727	27,666,273
Selecta Biosciences, Inc. (a)	48,675	126,555
Seneca Biopharma, Inc. (a)(b)	289	199
Seres Therapeutics, Inc. (a)	92,545	2,451,517
Sesen Bio, Inc. (a)	103,975	107,094
Soleno Therapeutics, Inc. (a)(b)	27,507	58,865
Solid Biosciences, Inc. (a)(b)	20,178	48,225
Soligenix, Inc. (a)(b)	23,654	46,598
Sorrento Therapeutics, Inc. (a)(b)	243,274	1,948,625
Spectrum Pharmaceuticals, Inc. (a)	167,060	703,323
Spero Therapeutics, Inc. (a)(b)	14,529	157,930
Spring Bank Pharmaceuticals, Inc. (a)	6,449	8,319
Springworks Therapeutics, Inc. (a)(b)	15,791	701,278
Stoke Therapeutics, Inc. (a)(b)	15,403	452,386
Sunesis Pharmaceuticals, Inc. (a)(b)	90,938	25,281
Surface Oncology, Inc. (a)	7,134	46,371
Sutro Biopharma, Inc. (a)	10,399	104,094
Syndax Pharmaceuticals, Inc. (a)	32,453	529,308
Synlogic, Inc. (a)	30,139	66,306
Synthetic Biologics, Inc. (a)	1,708	1,091
Syros Pharmaceuticals, Inc. (a)(b)	56,014	742,186
T2 Biosystems, Inc. (a)(b)	140,770	219,601
TCR2 Therapeutics, Inc. (a)	23,812	481,479
TG Therapeutics, Inc. (a)(b)	141,520	3,510,404
TRACON Pharmaceuticals, Inc. (a)(b)	290	548
Translate Bio, Inc. (a)(b)	89,694	1,263,788
Trevena, Inc. (a)(b)	127,215	225,171
Turning Point Therapeutics, Inc. (a)	30,182	2,359,629
Twist Bioscience Corp. (a)	45,667	3,193,493
Tyme, Inc. (a)(b)	58,665	59,252
Ultragenyx Pharmaceutical, Inc. (a)(b)	85,066	7,235,714
United Therapeutics Corp. (a)	67,843	7,256,487
UNITY Biotechnology, Inc. (a)(b)	45,725	143,577
Unum Therapeutics, Inc. (a)	11,491	32,864
Unum Therapeutics, Inc. rights (a)(c)	11,491	0
Vanda Pharmaceuticals, Inc. (a)(b)	81,321	836,793
Vaxart, Inc. (a)(b)	92,997	551,472
VBI Vaccines, Inc. (a)(b)	337,139	1,436,212
Veracyte, Inc. (a)	74,633	2,486,025
Verastem, Inc. (a)(b)	174,347	219,677
Vericel Corp. (a)	66,657	1,056,513
Vertex Pharmaceuticals, Inc. (a)	390,032	108,865,732
Viela Bio, Inc. (b)	14,193	478,162
Viking Therapeutics, Inc. (a)(b)	103,485	692,315
VistaGen Therapeutics, Inc. (a)(b)	15,774	11,042
Voyager Therapeutics, Inc. (a)(b)	41,094	484,498
vTv Therapeutics, Inc. Class A (a)(b)	39,197	81,530
X4 Pharmaceuticals, Inc. (a)	23,599	197,760
Xbiotech, Inc. (a)(b)	22,587	427,346
Xencor, Inc. (a)	79,324	2,835,833
XOMA Corp. (a)(b)	9,681	184,133
Y-mAbs Therapeutics, Inc. (a)	26,295	1,131,474
Yield10 Bioscience, Inc. (a)	12	61
Zentalis Pharmaceuticals, Inc. (b)	17,630	606,472
ZIOPHARM Oncology, Inc. (a)(b)	268,544	754,609
		1,464,331,010
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	2,651,159	290,222,376
Abiomed, Inc. (a)	67,760	20,844,331
Accelerate Diagnostics, Inc. (a)(b)	41,564	506,250
Accuray, Inc. (a)	142,466	331,946
Akers Biosciences, Inc. (a)	549	1,383
Align Technology, Inc. (a)	107,176	31,829,128
Alphatec Holdings, Inc. (a)	59,600	357,004
Angiodynamics, Inc. (a)	60,242	564,166
Antares Pharma, Inc. (a)	244,285	691,327
Apollo Endosurgery, Inc. (a)	72	102
Aspira Women's Health, Inc. (a)(b)	96,866	277,521
Atricure, Inc. (a)	66,323	2,966,628
Atrion Corp.	2,018	1,274,811
Avanos Medical, Inc. (a)(b)	70,008	2,268,259
Avinger, Inc. (a)(b)	3,961	1,920
AxoGen, Inc. (a)(b)	53,815	638,784
Axonics Modulation Technologies, Inc. (a)(b)	29,874	1,262,475
Baxter International, Inc.	762,533	66,393,748
Becton, Dickinson & Co.	442,236	107,361,634
Bellerophon Therapeutics, Inc. (a)	7,640	82,436
Beyond Air, Inc. (a)(b)	12,451	69,103
BioLase Technology, Inc. (a)	4,396	1,367
BioLife Solutions, Inc. (a)(b)	16,846	359,157
BioSig Technologies, Inc. (a)	30,625	226,931
Boston Scientific Corp. (a)	2,138,170	87,707,733
Bovie Medical Corp. (a)	40,988	188,135
Cantel Medical Corp.	56,410	2,960,397
Cardiovascular Systems, Inc. (a)	54,358	1,775,876
Cerus Corp. (a)	262,826	1,674,202
Chembio Diagnostics, Inc. (a)(b)	11,471	47,031
Co.-Diagnostics, Inc. (a)(b)	33,227	362,174
ConforMis, Inc. (a)(b)	98,971	70,269
CONMED Corp.	42,964	3,708,223
Cryolife, Inc. (a)(b)	50,383	1,018,744
CryoPort, Inc. (a)(b)	53,006	2,940,773
Cutera, Inc. (a)	20,410	334,112
CytoSorbents Corp. (a)(b)	35,335	298,227
Danaher Corp.	943,740	194,853,998
Dare Bioscience, Inc. (a)	12,167	13,140
Dentsply Sirona, Inc.	330,275	14,819,439
DexCom, Inc. (a)	138,327	58,845,689
Edwards Lifesciences Corp. (a)	927,898	79,650,764
Ekso Bionics Holdings, Inc. (a)	5,328	26,320
electroCore, Inc. (a)(b)	9,972	17,650
Electromed, Inc. (a)	6,101	75,530
ENDRA Life Sciences, Inc. (a)(b)	2,359	1,934
Envista Holdings Corp. (a)	237,856	5,706,165
Fonar Corp. (a)	12,634	320,525
Genmark Diagnostics, Inc. (a)	92,107	1,194,628
Glaukos Corp. (a)(b)	59,529	2,847,272
Globus Medical, Inc. (a)	113,278	6,402,473
Haemonetics Corp. (a)(b)	75,513	6,770,496
Helius Medical Technologies, Inc. (U.S.) (a)(b)	18,755	9,357
Heska Corp. (a)(b)	11,472	1,188,499
Hill-Rom Holdings, Inc. (b)	100,934	9,466,600
Hologic, Inc. (a)	389,401	23,255,028
ICU Medical, Inc. (a)	29,068	5,820,576
IDEXX Laboratories, Inc. (a)	127,378	49,812,441
Inogen, Inc. (a)	25,877	782,262
Insulet Corp. (a)	98,410	21,477,983
Integer Holdings Corp. (a)	48,108	3,331,960
Integra LifeSciences Holdings Corp. (a)	106,443	5,086,911
IntriCon Corp. (a)	10,604	128,733
Intuitive Surgical, Inc. (a)	174,756	127,718,675
Invacare Corp.	53,582	363,286
InVivo Therapeutics Holdings Corp. (a)	44	59
IRadimed Corp. (a)	7,211	152,873
iRhythm Technologies, Inc. (a)(b)	40,930	9,011,967
Iridex Corp. (a)	3,436	7,113
Kewaunee Scientific Corp.	970	9,021
Lantheus Holdings, Inc. (a)	99,753	1,338,685
LeMaitre Vascular, Inc. (b)	27,378	883,762
LivaNova PLC (a)	72,105	3,381,725
Masimo Corp. (a)	74,675	16,727,200
Medtronic PLC	2,008,365	215,838,987
Meridian Bioscience, Inc. (a)	68,037	962,043
Merit Medical Systems, Inc. (a)(b)	83,628	4,106,135
Mesa Laboratories, Inc. (b)	5,747	1,413,302
Microbot Medical, Inc. (a)(b)	10,061	67,610
Milestone Scientific, Inc. (a)(b)	20,141	30,212
Misonix, Inc. (a)	20,700	273,033
Motus GI Holdings, Inc. (a)	46,375	49,621
Myomo, Inc. (a)	259	982
Natus Medical, Inc. (a)	54,010	980,822
Neogen Corp. (a)	80,107	6,104,153
Neuronetics, Inc. (a)	9,442	55,425
Nevro Corp. (a)	50,975	7,011,102
NuVasive, Inc. (a)(b)	78,100	4,071,353
Obalon Therapeutics, Inc. (a)(b)	532	458
OraSure Technologies, Inc. (a)	102,455	1,200,773
Orthofix International NV (a)	29,409	892,269
OrthoPediatrics Corp. (a)(b)	17,000	856,800
Penumbra, Inc. (a)	49,270	10,304,821
Predictive Oncology, Inc. (a)(b)	1,361	1,470
Pulse Biosciences, Inc. (a)(b)	19,002	187,930
Pulse Biosciences, Inc. warrants 5/14/25 (a)(b)	483	2,474
Quidel Corp. (a)	57,202	10,065,264
Repro Medical Systems, Inc. (a)(b)	30,290	263,220
ResMed, Inc.	217,181	39,261,981
Retractable Technologies, Inc. (a)	11,105	70,184
Rockwell Medical Technologies, Inc. (a)(b)	82,108	107,561
RTI Biologics, Inc. (a)	96,883	215,080
Seaspine Holdings Corp. (a)	32,323	430,219
Second Sight Medical Products, Inc. (a)(b)	4,133	3,398
Senseonics Holdings, Inc. (a)(b)	165,924	77,901
Shockwave Medical, Inc. (a)(b)	15,640	993,766
SI-BONE, Inc. (a)	30,711	670,114
Sientra, Inc. (a)	75,805	291,091
Silk Road Medical, Inc. (a)	20,008	1,220,088
Sintx Technologies, Inc. (a)	136	241
SmileDirectClub, Inc. (a)(b)	93,643	760,381
Soliton, Inc. (a)(b)	12,391	84,631
Staar Surgical Co. (a)	43,282	2,075,372
Stereotaxis, Inc. (a)	52,987	186,514
STERIS PLC	127,360	20,331,750
STRATA Skin Sciences, Inc. (a)	566	872
Stryker Corp.	483,476	95,805,604
SurModics, Inc. (a)	20,822	942,196
Tactile Systems Technology, Inc. (a)	29,463	1,132,263
Tandem Diabetes Care, Inc. (a)	85,748	9,665,515
Tela Bio, Inc. (a)(b)	2,661	37,919
Teleflex, Inc.	70,058	27,529,291
The Cooper Companies, Inc.	73,576	23,130,823
Thermogenesis Holdings, Inc. (a)	57	226
TransEnterix, Inc. (a)(b)	22,550	9,081
TransMedics Group, Inc. (a)	12,096	215,672
Utah Medical Products, Inc.	6,131	503,662
Vapotherm, Inc. (a)	27,510	855,836
Varex Imaging Corp. (a)(b)	60,791	674,172
Varian Medical Systems, Inc. (a)	135,468	23,526,728
Venus Concept, Inc. (a)(b)	16,173	46,417
ViewRay, Inc. (a)	174,160	473,715
Viveve Medical, Inc. (a)	320	196
VolitionRx Ltd. (a)(b)	47,170	159,906
West Pharmaceutical Services, Inc.	110,461	31,366,506
Wright Medical Group NV (a)	196,947	5,953,708
Zimmer Biomet Holdings, Inc.	310,729	43,775,502
Zosano Pharma Corp. (a)(b)	15,746	25,666
Zynex, Inc. (a)(b)	27,750	410,700
		1,880,882,129
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)	44,110	1,286,689
Acadia Healthcare Co., Inc. (a)	130,864	4,045,006
Addus HomeCare Corp. (a)	20,640	1,933,142
Amedisys, Inc. (a)	48,592	11,754,405
American Renal Associates Holdings, Inc. (a)	26,470	178,408
AmerisourceBergen Corp.	221,845	21,525,620
AMN Healthcare Services, Inc. (a)	70,476	3,794,428
Anthem, Inc.	377,455	106,261,132
Apollo Medical Holdings, Inc. (a)(b)	38,534	727,907
BioScrip, Inc. (a)	56,986	662,177
BioTelemetry, Inc. (a)	46,475	1,839,481
Brookdale Senior Living, Inc. (a)	289,527	796,199
Caladrius Biosciences, Inc. (a)(b)	6,721	13,039
Capital Senior Living Corp. (a)(b)	37,902	26,535
Cardinal Health, Inc.	438,318	22,249,022
Centene Corp. (a)	867,057	53,167,935
Chemed Corp.	23,975	12,397,712
Cigna Corp.	551,993	97,906,998
Community Health Systems, Inc. (a)	183,182	947,051
Corvel Corp. (a)	11,507	955,311
Covetrus, Inc. (a)(b)	147,145	3,371,092
Cross Country Healthcare, Inc. (a)	52,702	336,766
CVS Health Corp.	1,957,931	121,626,674
DaVita HealthCare Partners, Inc. (a)	128,487	11,147,532
DFB Healthcare Acquisitions Co. (a)	6,174	131,074
Encompass Health Corp.	147,660	9,633,338
Enzo Biochem, Inc. (a)(b)	55,775	118,801
Exagen, Inc. (a)(b)	5,198	74,955
Five Star Senior Living, Inc. (a)(b)	29,657	153,327
Fulgent Genetics, Inc. (a)(b)	16,258	480,586
Genesis HealthCare, Inc. Class A (a)(b)	51,369	34,099
Guardant Health, Inc. (a)	78,684	7,514,322
Hanger, Inc. (a)	60,810	1,201,606
HCA Holdings, Inc.	393,447	53,398,627
HealthEquity, Inc. (a)	115,183	6,620,719
Henry Schein, Inc. (a)	215,563	14,322,006
Humana, Inc.	198,055	82,226,494
InfuSystems Holdings, Inc. (a)	19,452	283,027
Interpace Diagnostics Group, Inc. (a)(b)	5,524	19,334
Laboratory Corp. of America Holdings (a)	145,096	25,500,622
LHC Group, Inc. (a)	44,855	9,349,576
Magellan Health Services, Inc. (a)	34,113	2,574,167
McKesson Corp.	242,641	37,230,835
MEDNAX, Inc. (a)	133,341	2,477,476
Molina Healthcare, Inc. (a)	89,360	16,528,919
National Healthcare Corp.	15,296	974,355
National Research Corp. Class A	19,538	1,094,128
Ontrak, Inc. (a)(b)	7,445	543,113
Owens & Minor, Inc.	91,926	1,524,133
Patterson Companies, Inc. (b)	125,694	3,646,383
Pennant Group, Inc. (a)(b)	37,879	1,403,038
PetIQ, Inc. Class A (a)(b)	32,178	1,132,022
Precipio, Inc. (a)(b)	9,930	21,647
Premier, Inc. (b)	100,015	3,275,491
Progyny, Inc. (a)(b)	16,292	465,137
Providence Service Corp. (a)	17,298	1,601,622
Psychemedics Corp.	1,921	8,702
Quest Diagnostics, Inc.	199,519	22,194,494
R1 RCM, Inc. (a)	149,536	2,168,272
RadNet, Inc. (a)	64,454	929,427
Select Medical Holdings Corp. (a)	166,790	3,347,475
Sharps Compliance Corp. (a)(b)	8,947	68,310
Surgery Partners, Inc. (a)	30,711	586,273
Tenet Healthcare Corp. (a)	155,668	4,386,724
The Ensign Group, Inc.	75,923	4,444,532
The Joint Corp. (a)	16,388	292,690
Tivity Health, Inc. (a)	67,888	1,110,648
Triple-S Management Corp. (b)	40,675	756,555
U.S. Physical Therapy, Inc.	19,660	1,747,774
UnitedHealth Group, Inc.	1,421,372	444,249,819
Universal Health Services, Inc. Class B	117,235	12,936,882
		1,263,733,817
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)(b)	243,730	2,176,509
Castlight Health, Inc. Class B (a)	106,834	147,431
Cerner Corp.	456,659	33,505,071
Change Healthcare, Inc. (a)	327,317	4,631,536
Computer Programs & Systems, Inc.	19,541	534,642
Evolent Health, Inc. (a)(b)	117,656	1,686,010
Health Catalyst, Inc. (a)(b)	12,092	377,029
HealthStream, Inc. (a)	43,095	892,713
HMS Holdings Corp. (a)	135,625	3,782,581
HTG Molecular Diagnostics (a)(b)	45,075	16,678
iCAD, Inc. (a)	27,213	294,717
Inovalon Holdings, Inc. Class A (a)(b)	119,400	2,954,553
Inspire Medical Systems, Inc. (a)	23,173	2,768,015
Livongo Health, Inc. (a)	20,747	2,848,563
NantHealth, Inc. (a)(b)	40,006	127,219
Nextgen Healthcare, Inc. (a)	74,870	992,776
Omnicell, Inc. (a)	64,007	4,267,987
OptimizeRx Corp. (a)(b)	17,177	346,288
Phreesia, Inc. (a)	25,446	802,567
Schrodinger, Inc.	27,955	1,690,159
Simulations Plus, Inc.	17,387	1,035,917
Tabula Rasa HealthCare, Inc. (a)(b)	32,153	1,626,942
Teladoc Health, Inc. (a)(b)	111,647	24,081,141
Veeva Systems, Inc. Class A (a)	201,934	56,999,910
Vocera Communications, Inc. (a)	50,551	1,414,922
		150,001,876
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	17,458	2,001,036
Adaptive Biotechnologies Corp. (a)	35,105	1,460,719
Agilent Technologies, Inc.	460,548	46,248,230
Avantor, Inc. (a)	667,397	15,063,150
Bio-Rad Laboratories, Inc. Class A (a)	32,357	16,456,447
Bio-Techne Corp.	57,683	14,735,699
Bruker Corp.	154,545	6,493,981
Champions Oncology, Inc. (a)	6,812	56,403
Charles River Laboratories International, Inc. (a)	74,688	16,352,938
ChromaDex, Inc. (a)(b)	54,643	270,483
Codexis, Inc. (a)(b)	76,381	1,054,058
Fluidigm Corp. (a)(b)	109,331	858,248
Harvard Bioscience, Inc. (a)	37,493	125,602
Illumina, Inc. (a)	220,065	78,611,619
IQVIA Holdings, Inc. (a)	266,630	43,660,663
Luminex Corp.	63,609	1,697,724
Medpace Holdings, Inc. (a)	39,624	5,142,799
Mettler-Toledo International, Inc. (a)	35,839	34,791,784
Nanostring Technologies, Inc. (a)	54,490	2,205,755
NeoGenomics, Inc. (a)	165,111	6,431,073
Pacific Biosciences of California, Inc. (a)(b)	212,220	1,400,652
PerkinElmer, Inc.	166,984	19,657,356
Personalis, Inc. (a)	15,181	346,430
PPD, Inc.	91,966	3,158,112
PRA Health Sciences, Inc. (a)	96,328	10,298,426
Quanterix Corp. (a)	23,612	840,587
Syneos Health, Inc. (a)(b)	94,887	5,987,370
Thermo Fisher Scientific, Inc.	591,719	253,835,617
Waters Corp. (a)	92,736	20,055,087
		609,298,048
Pharmaceuticals - 3.7%
AcelRx Pharmaceuticals, Inc. (a)	108,373	135,466
Acer Therapeutics, Inc. (a)(b)	6,588	17,458
Aclaris Therapeutics, Inc. (a)(b)	70,209	172,714
Adamis Pharmaceuticals Corp. (a)(b)	67,561	44,590
Adial Pharmaceuticals, Inc. (a)(b)	12,772	17,625
Aerie Pharmaceuticals, Inc. (a)(b)	71,019	781,209
Aerpio Pharmaceuticals, Inc. (a)(b)	17,597	24,020
Agile Therapeutics, Inc. (a)(b)	75,791	242,531
Akcea Therapeutics, Inc. (a)(b)	24,494	447,750
Alimera Sciences, Inc. (a)	1,036	6,123
AMAG Pharmaceuticals, Inc. (a)(b)	58,146	602,393
Amneal Pharmaceuticals, Inc. (a)(b)	186,182	765,208
Amphastar Pharmaceuticals, Inc. (a)	53,532	1,090,982
Ampio Pharmaceuticals, Inc. (a)(b)	143,069	102,437
ANI Pharmaceuticals, Inc. (a)	13,713	430,040
ANI Pharmaceuticals, Inc. rights (a)(c)	21,445	0
Aquestive Therapeutics, Inc. (a)(b)	29,801	234,236
Arvinas Holding Co. LLC (a)	23,221	602,585
Assertio Holdings, Inc. (a)(b)	96,805	78,412
AstraZeneca PLC rights (a)(c)	7,692	0
Avenue Therapeutics, Inc. (a)	6,166	68,628
Axsome Therapeutics, Inc. (a)(b)	39,883	2,923,823
Aytu BioScience, Inc. (a)	10,458	11,085
Baudax Bio, Inc. (a)(b)	10,668	29,870
Biodelivery Sciences International, Inc. (a)	137,019	535,744
BioPharmX Corp. (a)(b)	207	255
Bristol-Myers Squibb Co.	3,394,148	211,116,006
Cara Therapeutics, Inc. (a)(b)	62,748	972,594
Cassava Sciences, Inc. (a)(b)	22,534	70,757
Catalent, Inc. (a)	244,600	22,625,500
Cerecor, Inc. (a)	25,208	62,012
Chiasma, Inc. (a)	54,386	298,579
Clearside Biomedical, Inc. (a)(b)	56,255	96,759
Cocrystal Pharma, Inc. (a)	40,430	42,856
Collegium Pharmaceutical, Inc. (a)	48,770	929,556
ContraVir Pharmaceuticals, Inc. (a)	188	622
Corcept Therapeutics, Inc. (a)(b)	162,181	2,059,699
CorMedix, Inc. (a)(b)	43,608	203,649
Cumberland Pharmaceuticals, Inc. (a)	5,048	16,255
CymaBay Therapeutics, Inc. (a)	111,411	720,829
Durect Corp. (a)(b)	299,599	519,804
Elanco Animal Health, Inc. (a)	601,329	17,474,621
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,262,983	187,414,047
Eloxx Pharmaceuticals, Inc. (a)	43,872	135,345
Endo International PLC (a)	316,530	952,755
Evofem Biosciences, Inc. (a)	60,892	202,161
Evolus, Inc. (a)(b)	37,906	146,317
Eyenovia, Inc. (a)	16,586	58,217
Eyepoint Pharmaceuticals, Inc. (a)(b)	76,339	40,849
Fulcrum Therapeutics, Inc. (a)(b)	5,023	36,517
Harrow Health, Inc. (a)	29,650	204,289
Horizon Therapeutics PLC (a)	290,066	21,789,758
IMARA, Inc. (b)	8,877	206,301
Innovate Biopharmaceuticals, Inc. (a)(b)	18,554	12,097
Innoviva, Inc. (a)	104,032	1,218,215
Intersect ENT, Inc. (a)	47,960	963,037
Intra-Cellular Therapies, Inc. (a)(b)	85,567	1,559,031
Jazz Pharmaceuticals PLC (a)	83,203	11,181,651
Johnson & Johnson	3,949,479	605,889,573
Kala Pharmaceuticals, Inc. (a)(b)	76,793	683,458
Kaleido Biosciences, Inc. (a)(b)	20,113	126,511
Lannett Co., Inc. (a)(b)	54,109	284,613
Lipocine, Inc. (a)	14,559	21,547
Liquidia Technologies, Inc. (a)	14,596	74,732
Mallinckrodt PLC (a)(b)	129,733	204,978
Marinus Pharmaceuticals, Inc. (a)(b)	125,697	243,852
Menlo Therapeutics, Inc. (a)(b)	237,052	362,690
Merck & Co., Inc.	3,782,452	322,529,682
Mylan NV (a)	774,950	12,693,681
MyoKardia, Inc. (a)	78,434	8,583,817
Nektar Therapeutics (a)(b)	264,646	5,118,254
Neos Therapeutics, Inc. (a)(b)	61,752	42,331
NGM Biopharmaceuticals, Inc. (a)(b)	16,179	301,738
NovaBay Pharmaceuticals, Inc. (a)	4,499	4,077
Novan, Inc. (a)(b)	19,707	8,996
Novus Therapeutics, Inc. (a)(b)	3,229	1,358
Ocular Therapeutix, Inc. (a)(b)	82,789	720,264
Odonate Therapeutics, Inc. (a)	21,403	345,658
Omeros Corp. (a)(b)	74,061	885,029
Onconova Therapeutics, Inc. (a)	128,177	30,852
OptiNose, Inc. (a)(b)	48,331	219,906
Osmotica Pharmaceuticals PLC (a)	15,165	90,080
Otonomy, Inc. (a)	27,001	103,144
Pacira Biosciences, Inc. (a)	64,018	4,002,405
Paratek Pharmaceuticals, Inc. (a)(b)	35,522	163,401
Perrigo Co. PLC	207,242	10,838,757
Pfizer, Inc.	8,324,124	314,568,646
Phathom Pharmaceuticals, Inc. (a)(b)	19,150	703,954
Phibro Animal Health Corp. Class A	34,216	734,275
Plx Pharma PLC/New (a)(b)	205	812
Prestige Brands Holdings, Inc. (a)(b)	71,557	2,606,822
Provention Bio, Inc. (a)(b)	55,250	720,460
Pulmatrix, Inc. (a)	13,881	14,853
Reata Pharmaceuticals, Inc. (a)(b)	39,763	4,173,127
Relmada Therapeutics, Inc. (a)(b)	23,025	821,532
resTORbio, Inc. (a)	22,391	51,051
Revance Therapeutics, Inc. (a)	69,611	2,034,730
Royalty Pharma PLC	120,000	4,965,600
Satsuma Pharmaceuticals, Inc. (a)	10,782	248,309
scPharmaceuticals, Inc. (a)	4,001	34,249
SCYNEXIS, Inc. (a)(b)	8,775	49,579
Seelos Therapeutics, Inc. (a)	32,617	29,688
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (a)	87,379	607,284
Strongbridge Biopharma PLC (a)	41,930	161,011
Supernus Pharmaceuticals, Inc. (a)	80,952	1,780,134
Teligent, Inc. (a)(b)	9,911	11,893
TherapeuticsMD, Inc. (a)(b)	340,709	497,435
Theravance Biopharma, Inc. (a)	70,286	1,288,342
Titan Pharmaceuticals, Inc. (a)	1,327	306
Tricida, Inc. (a)	43,247	457,121
Urovant Sciences Ltd. (a)(b)	13,986	125,315
Verrica Pharmaceuticals, Inc. (a)(b)	20,020	183,984
WAVE Life Sciences (a)(b)	28,382	355,626
Xeris Pharmaceuticals, Inc. (a)(b)	36,569	172,057
Zoetis, Inc. Class A	711,537	113,917,074
Zogenix, Inc. (a)	77,265	1,828,863
Zynerba Pharmaceuticals, Inc. (a)(b)	30,528	115,396
		1,920,530,782

TOTAL HEALTH CARE		7,288,777,662

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.5%
AAR Corp.	52,723	1,063,950
Aerojet Rocketdyne Holdings, Inc. (a)	109,919	4,547,349
AeroVironment, Inc. (a)	33,586	2,565,635
Air Industries Group, Inc. (a)	17,165	18,882
Astronics Corp. (a)	36,309	328,233
Astrotech Corp. (a)	1,228	2,689
Axon Enterprise, Inc. (a)	95,529	8,184,925
BWX Technologies, Inc.	143,263	7,966,855
CPI Aerostructures, Inc. (a)	4,217	11,723
Cubic Corp. (b)	47,125	2,218,645
Curtiss-Wright Corp.	61,293	6,271,500
Ducommun, Inc. (a)	17,333	647,734
General Dynamics Corp.	348,172	51,999,488
Harris Corp.	323,548	58,478,066
HEICO Corp.	76,622	8,422,290
HEICO Corp. Class A	89,374	7,988,248
Hexcel Corp.	126,641	4,988,389
Howmet Aerospace, Inc.	576,799	10,105,518
Huntington Ingalls Industries, Inc. (b)	61,320	9,291,206
Innovative Solutions & Support, Inc. (a)	15,429	109,700
Kaman Corp.	44,288	2,048,320
Kratos Defense & Security Solutions, Inc. (a)	159,379	3,115,859
Lockheed Martin Corp.	369,504	144,202,631
Maxar Technologies, Inc. (b)	90,646	2,098,455
Mercury Systems, Inc. (a)	84,825	6,424,646
Moog, Inc. Class A	44,990	2,712,447
National Presto Industries, Inc.	6,947	624,744
Northrop Grumman Corp.	232,249	79,570,830
PAE, Inc. (a)(b)	72,604	641,456
Park Aerospace Corp.	27,841	308,757
Parsons Corp. (a)	27,495	914,484
Raytheon Technologies Corp.	2,198,752	134,123,872
SIFCO Industries, Inc. (a)	628	2,506
Spirit AeroSystems Holdings, Inc. Class A	162,566	3,342,357
Teledyne Technologies, Inc. (a)	54,492	17,089,236
Textron, Inc.	340,473	13,424,850
The Boeing Co.	803,425	138,044,484
TransDigm Group, Inc.	75,501	37,725,585
Triumph Group, Inc.	81,304	587,828
Vectrus, Inc. (a)	17,816	773,393
Virgin Galactic Holdings, Inc. (a)(b)	163,990	2,935,421
		775,923,186
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	93,086	2,366,246
Atlas Air Worldwide Holdings, Inc. (a)(b)	40,197	2,266,709
C.H. Robinson Worldwide, Inc.	200,440	19,703,252
Echo Global Logistics, Inc. (a)(b)	43,365	1,184,732
Expeditors International of Washington, Inc.	248,184	21,936,984
FedEx Corp.	359,398	79,010,056
Forward Air Corp.	41,542	2,450,563
Hub Group, Inc. Class A (a)	49,707	2,676,225
Radiant Logistics, Inc. (a)	55,584	293,484
United Parcel Service, Inc. Class B	1,054,761	172,579,995
XPO Logistics, Inc. (a)	135,301	11,943,019
		316,411,265
Airlines - 0.2%
Alaska Air Group, Inc.	182,379	7,103,662
Allegiant Travel Co. (b)	19,125	2,459,475
American Airlines Group, Inc. (b)	734,537	9,585,708
Delta Air Lines, Inc.	852,335	26,294,535
Hawaiian Holdings, Inc. (b)	74,937	1,007,153
JetBlue Airways Corp. (a)(b)	398,791	4,594,072
Mesa Air Group, Inc. (a)	46,385	169,769
SkyWest, Inc.	74,017	2,490,672
Southwest Airlines Co. (b)	807,555	30,347,917
Spirit Airlines, Inc. (a)(b)	130,807	2,338,829
United Airlines Holdings, Inc. (a)	379,067	13,646,412
		100,038,204
Building Products - 0.6%
A.O. Smith Corp. (b)	201,610	9,872,842
AAON, Inc.	57,580	3,278,029
Advanced Drain Systems, Inc.	74,598	4,138,697
Allegion PLC	137,410	14,206,820
Alpha PRO Tech Ltd. (a)	10,147	142,362
American Woodmark Corp. (a)	23,880	2,089,500
Apogee Enterprises, Inc.	40,871	855,430
Armstrong Flooring, Inc. (a)	37,559	145,353
Armstrong World Industries, Inc.	72,407	5,339,292
Builders FirstSource, Inc. (a)	176,908	5,416,923
Carrier Global Corp.	1,215,147	36,272,138
CSW Industrials, Inc.	23,129	1,671,070
Fortune Brands Home & Security, Inc.	211,334	17,768,963
Gibraltar Industries, Inc. (a)	50,335	3,143,169
Griffon Corp.	76,748	1,667,734
Insteel Industries, Inc.	26,755	493,362
Jeld-Wen Holding, Inc. (a)	104,712	2,204,188
Johnson Controls International PLC	1,113,803	45,365,196
Lennox International, Inc.	52,014	14,581,085
Masco Corp.	395,924	23,082,369
Masonite International Corp. (a)	35,826	3,270,556
NCI Building Systems, Inc. (a)	74,828	595,631
Owens Corning	162,722	11,006,516
Patrick Industries, Inc.	32,490	1,826,263
PGT, Inc. (a)	97,375	1,765,409
Quanex Building Products Corp.	51,529	866,202
Resideo Technologies, Inc. (a)	183,881	2,456,650
Simpson Manufacturing Co. Ltd.	60,245	5,924,493
Trane Technologies PLC	358,873	42,486,974
Trex Co., Inc. (a)	87,054	13,013,702
Ufp Industries, Inc.	91,934	5,456,283
		280,403,201
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	97,943	3,735,546
ACCO Brands Corp.	137,043	888,039
Acme United Corp.	9,376	206,647
ADS Waste Holdings, Inc. (a)	108,142	3,258,318
ADT, Inc.	167,852	1,787,624
Aqua Metals, Inc. (a)(b)	89,321	88,508
ARC Document Solutions, Inc.	47,602	50,458
Brady Corp. Class A	69,639	3,265,373
BrightView Holdings, Inc. (a)(b)	49,547	608,437
Casella Waste Systems, Inc. Class A (a)	63,655	3,574,228
CECO Environmental Corp. (a)	48,247	408,893
Charah Solutions, Inc. (a)(b)	8,915	23,268
Cimpress PLC (a)(b)	35,941	3,331,731
Cintas Corp.	126,193	42,052,555
Clean Harbors, Inc. (a)	77,687	4,746,676
Copart, Inc. (a)	307,224	31,742,384
Covanta Holding Corp.	183,941	1,736,403
Deluxe Corp.	64,167	1,822,343
Document Security Systems, Inc. (a)(b)	117	748
Ennis, Inc.	41,340	757,762
Fuel Tech, Inc. (a)	36,624	29,065
Harsco Corp. (a)	123,086	1,741,667
Healthcare Services Group, Inc. (b)	107,557	2,237,186
Heritage-Crystal Clean, Inc. (a)	20,655	303,215
Herman Miller, Inc.	90,277	2,151,301
HNI Corp.	67,916	2,163,125
Hudson Technologies, Inc. (a)(b)	53,713	61,770
IAA Spinco, Inc. (a)	202,094	10,573,558
Industrial Services of America, Inc. (a)(c)	1,142	40
Interface, Inc.	99,616	753,097
KAR Auction Services, Inc.	188,278	3,264,741
Kimball International, Inc. Class B	60,232	675,201
Knoll, Inc.	77,008	991,093
Matthews International Corp. Class A	50,831	1,113,199
McGrath RentCorp.	33,997	2,256,041
MSA Safety, Inc.	53,327	6,716,536
NL Industries, Inc.	6,623	23,181
Odyssey Marine Exploration, Inc. (a)(b)	13,660	77,452
Performant Financial Corp. (a)	21,888	13,354
Perma-Fix Environmental Services, Inc. (a)	4,892	34,978
PICO Holdings, Inc. (a)	28,565	253,943
Pitney Bowes, Inc.	260,205	1,428,525
Quad/Graphics, Inc.	51,262	178,904
Quest Resource Holding Corp. (a)	2,099	4,072
R.R. Donnelley & Sons Co.	105,289	138,981
Republic Services, Inc.	313,228	29,042,500
Rollins, Inc.	212,845	11,736,273
SP Plus Corp. (a)	36,338	745,292
Steelcase, Inc. Class A	136,452	1,425,923
Stericycle, Inc. (a)	137,034	8,785,250
Team, Inc. (a)	49,846	317,519
Tetra Tech, Inc. (b)	81,509	7,524,096
The Brink's Co.	72,914	3,526,121
U.S. Ecology, Inc.	42,130	1,564,287
UniFirst Corp.	22,324	4,300,049
Viad Corp.	31,895	683,510
Virco Manufacturing Co. (a)	1,891	4,160
VSE Corp.	13,724	398,408
Waste Management, Inc. (b)	579,772	66,094,008
		277,417,562
Construction & Engineering - 0.2%
AECOM (a)	238,073	9,406,264
Aegion Corp. (a)	51,356	831,197
Ameresco, Inc. Class A (a)(b)	26,938	919,663
API Group Corp. (a)(d)	156,766	2,216,671
Arcosa, Inc. (b)	74,681	3,456,983
Argan, Inc.	22,412	948,700
Comfort Systems U.S.A., Inc.	57,179	2,897,260
Concrete Pumping Holdings, Inc. (a)	49,943	181,293
Construction Partners, Inc. Class A (a)(b)	52,855	987,860
Dycom Industries, Inc. (a)(b)	48,546	2,986,064
EMCOR Group, Inc.	79,574	5,968,846
Fluor Corp. (b)	214,120	2,038,422
Goldfield Corp. (a)	29,034	126,879
Granite Construction, Inc.	72,408	1,346,065
Great Lakes Dredge & Dock Corp. (a)	110,448	1,034,898
HC2 Holdings, Inc. (a)	69,904	174,760
IES Holdings, Inc. (a)	11,513	331,920
Jacobs Engineering Group, Inc.	194,534	17,560,584
Limbach Holdings, Inc. (a)	9,347	50,661
MasTec, Inc. (a)(b)	85,758	3,962,877
MYR Group, Inc. (a)	29,755	1,154,792
Northwest Pipe Co. (a)	13,993	396,422
NV5 Holdings, Inc. (a)(b)	18,196	942,007
Orion Group Holdings, Inc. (a)	65,396	170,684
Primoris Services Corp.	57,610	1,098,047
Quanta Services, Inc.	204,401	10,475,551
Sterling Construction Co., Inc. (a)(b)	40,894	578,241
Tutor Perini Corp. (a)(b)	63,345	794,980
Valmont Industries, Inc.	33,194	4,217,298
Willscot Mobile Mini Holdings (a)	249,932	4,473,783
		81,729,672
Electrical Equipment - 0.6%
Acuity Brands, Inc.	59,471	6,499,586
Allied Motion Technologies, Inc.	12,386	527,520
American Superconductor Corp. (a)	29,752	373,685
AMETEK, Inc.	342,658	34,505,661
Atkore International Group, Inc. (a)	73,935	1,976,283
AZZ, Inc. (b)	41,258	1,432,890
Babcock & Wilcox Enterprises, Inc. (a)(b)	32,899	79,287
Bloom Energy Corp. Class A (a)(b)	32,649	511,283
Broadwind, Inc. (a)	11,239	40,798
Capstone Turbine Corp. (a)(b)	8,218	33,858
Eaton Corp. PLC	597,678	61,022,924
Emerson Electric Co.	896,435	62,275,339
Encore Wire Corp.	33,581	1,733,115
Energous Corp. (a)(b)	26,573	96,726
Energy Focus, Inc. (a)(b)	1,128	10,107
EnerSys	60,300	4,340,394
Espey Manufacturing & Electronics Corp.	1,421	24,669
FuelCell Energy, Inc. (a)(b)	314,627	893,541
Generac Holdings, Inc. (a)	94,852	18,019,983
GrafTech International Ltd.	76,360	508,558
Hubbell, Inc. Class B	81,531	11,815,473
Ideal Power, Inc. (a)	2,687	15,934
LSI Industries, Inc. (b)	34,207	234,660
nVent Electric PLC	235,625	4,505,150
Orion Energy Systems, Inc. (a)	45,400	289,652
Plug Power, Inc. (a)(b)	496,813	6,448,633
Powell Industries, Inc.	13,069	352,732
Preformed Line Products Co.	4,117	224,006
Regal Beloit Corp.	61,529	6,082,757
Rockwell Automation, Inc.	173,114	39,907,970
Sensata Technologies, Inc. PLC (a)	233,317	9,715,320
Sunrun, Inc. (a)(b)	121,289	6,859,499
Sunworks, Inc. (a)(b)	1,282	929
Thermon Group Holdings, Inc. (a)	50,474	664,238
TPI Composites, Inc. (a)	49,750	1,527,823
Ultralife Corp. (a)	12,581	79,512
Vicor Corp. (a)	27,479	2,391,497
Vivint Solar, Inc. (a)	68,673	2,120,622
		288,142,614
Industrial Conglomerates - 0.9%
3M Co.	861,926	140,511,177
Carlisle Companies, Inc.	82,276	10,774,042
General Electric Co.	13,083,586	82,949,935
Honeywell International, Inc.	1,051,380	174,055,959
Raven Industries, Inc.	57,098	1,418,885
Roper Technologies, Inc.	156,390	66,808,244
		476,518,242
Machinery - 1.7%
AGCO Corp.	93,843	6,672,237
AgEagle Aerial Systems, Inc. (a)(b)	31,787	98,540
Alamo Group, Inc.	15,689	1,739,910
Albany International Corp. Class A	45,189	2,345,309
Allison Transmission Holdings, Inc.	168,855	6,056,829
Altra Industrial Motion Corp.	99,058	3,868,215
Astec Industries, Inc. (b)	33,520	1,767,174
Barnes Group, Inc. (b)	68,213	2,701,235
Blue Bird Corp. (a)	28,793	327,664
Caterpillar, Inc.	810,962	115,408,002
Chart Industries, Inc. (a)(b)	51,867	3,408,699
CIRCOR International, Inc. (a)	30,957	917,875
Colfax Corp. (a)(b)	128,118	4,263,767
Columbus McKinnon Corp. (NY Shares)	40,338	1,467,295
Commercial Vehicle Group, Inc. (a)	49,365	222,636
Crane Co.	75,129	4,247,794
Cummins, Inc.	220,357	45,668,988
Deere & Co.	467,869	98,280,562
Donaldson Co., Inc. (b)	187,352	9,435,047
Douglas Dynamics, Inc.	36,932	1,417,819
Dover Corp.	215,601	23,681,614
Eastern Co.	3,940	86,286
Energy Recovery, Inc. (a)(b)	52,282	444,920
Enerpac Tool Group Corp. Class A	85,207	1,772,306
EnPro Industries, Inc. (b)	27,987	1,637,799
ESCO Technologies, Inc.	37,749	3,394,390
Evoqua Water Technologies Corp. (a)	112,630	2,304,410
ExOne Co. (a)(b)	15,564	190,192
Federal Signal Corp.	90,761	2,915,243
Flowserve Corp.	195,698	5,808,317
Fortive Corp.	445,290	32,109,862
Franklin Electric Co., Inc.	56,443	3,350,456
FreightCar America, Inc. (a)(b)	13,689	20,397
Gates Industrial Corp. PLC (a)	69,210	781,381
Gencor Industries, Inc. (a)	10,152	128,017
Gorman-Rupp Co.	30,147	963,197
Graco, Inc.	249,965	14,502,969
Graham Corp.	19,661	258,149
Greenbrier Companies, Inc. (b)	49,729	1,352,132
Helios Technologies, Inc.	44,092	1,812,622
Hillenbrand, Inc.	115,572	3,664,788
Hurco Companies, Inc.	8,700	246,036
Hyster-Yale Materials Handling Class A	15,716	633,983
IDEX Corp.	111,517	20,098,709
Illinois Tool Works, Inc.	429,223	84,793,004
Ingersoll Rand, Inc. (a)	521,120	18,270,467
ITT, Inc.	126,801	7,964,371
John Bean Technologies Corp. (b)	45,595	4,673,943
Kadant, Inc.	18,348	2,136,441
Kennametal, Inc. (b)	121,066	3,513,335
L.B. Foster Co. Class A (a)	14,144	211,453
Lincoln Electric Holdings, Inc.	88,558	8,564,444
Lindsay Corp.	17,624	1,761,166
LiqTech International, Inc. (a)(b)	36,587	252,450
Lydall, Inc. (a)	28,433	533,972
Manitex International, Inc. (a)	15,946	71,916
Manitowoc Co., Inc. (a)	54,624	514,558
Mayville Engineering Co., Inc. (a)	16,490	140,990
Meritor, Inc. (a)	105,361	2,398,016
Middleby Corp. (a)	82,700	8,096,330
Miller Industries, Inc.	17,675	554,465
Mueller Industries, Inc.	90,632	2,691,770
Mueller Water Products, Inc. Class A	237,945	2,569,806
Navistar International Corp. (a)	97,565	3,120,129
NN, Inc.	69,869	317,904
Nordson Corp.	76,823	14,326,721
Omega Flex, Inc.	5,305	698,881
Oshkosh Corp.	101,151	7,789,639
Otis Worldwide Corp.	609,793	38,355,980
PACCAR, Inc.	516,586	44,343,742
Park-Ohio Holdings Corp.	15,706	248,469
Parker Hannifin Corp.	191,212	39,391,584
Pentair PLC	248,384	11,212,054
Proto Labs, Inc. (a)(b)	39,882	5,862,654
RBC Bearings, Inc. (a)	37,726	4,981,341
REV Group, Inc.	39,010	302,328
Rexnord Corp.	178,260	5,162,410
Snap-On, Inc.	81,033	12,014,763
SPX Corp. (a)	69,731	2,916,848
SPX Flow, Inc. (a)	64,409	2,800,503
Standex International Corp.	19,510	1,128,458
Stanley Black & Decker, Inc.	231,372	37,320,304
Tennant Co. (b)	29,693	1,973,694
Terex Corp.	99,683	1,950,796
The L.S. Starrett Co. Class A (a)	3,411	11,632
The Shyft Group, Inc.	46,504	928,685
Timken Co.	100,163	5,427,833
Titan International, Inc.	85,722	204,018
Toro Co.	161,091	12,126,930
TriMas Corp. (a)	70,659	1,786,260
Trinity Industries, Inc. (b)	141,030	2,886,884
Twin Disc, Inc. (a)	11,715	70,876
Wabash National Corp. (b)	87,724	1,071,110
Watts Water Technologies, Inc. Class A	39,387	3,771,305
Welbilt, Inc. (a)(b)	206,495	1,523,933
Westinghouse Air Brake Co.	270,598	18,008,297
Woodward, Inc.	85,155	7,296,932
Xylem, Inc.	269,832	21,635,130
		895,155,696
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	119,616	315,786
Genco Shipping & Trading Ltd.	28,176	200,331
Kirby Corp. (a)	89,552	3,800,587
Matson, Inc.	61,794	2,476,086
		6,792,790
Professional Services - 0.5%
Acacia Research Corp. (a)	60,512	229,643
ASGN, Inc. (a)	77,475	5,560,381
Barrett Business Services, Inc.	11,784	678,405
BG Staffing, Inc.	12,200	114,436
CBIZ, Inc. (a)	85,697	2,084,151
CoreLogic, Inc.	119,458	7,932,011
CoStar Group, Inc. (a)	58,966	50,038,548
CRA International, Inc.	12,251	520,790
Equifax, Inc.	181,485	30,538,481
Exponent, Inc.	77,201	6,211,206
Forrester Research, Inc. (a)(b)	15,406	546,297
Franklin Covey Co. (a)	17,657	348,549
FTI Consulting, Inc. (a)	55,511	6,370,442
GP Strategies Corp. (a)(b)	26,500	255,990
Heidrick & Struggles International, Inc.	31,157	673,926
Hill International, Inc. (a)	66,466	97,705
Hudson Global, Inc. (a)	984	9,466
Huron Consulting Group, Inc. (a)	34,357	1,490,407
ICF International, Inc.	28,824	1,968,967
IHS Markit Ltd.	597,603	47,760,432
InnerWorkings, Inc. (a)	65,879	187,096
Insperity, Inc.	53,591	3,610,426
Kelly Services, Inc. Class A (non-vtg.)	50,608	961,046
Kforce, Inc.	25,748	884,186
Korn Ferry	81,088	2,473,184
Manpower, Inc.	85,960	6,301,728
Mastech Digital, Inc. (a)	526	9,731
MISTRAS Group, Inc. (a)	27,338	130,129
Nielsen Holdings PLC	539,169	8,238,502
RCM Technologies, Inc. (a)	6,987	11,039
Red Violet, Inc. (a)(b)	6,964	144,782
Rekor Systems, Inc. (a)	11,158	72,527
Resources Connection, Inc.	44,803	550,629
Robert Half International, Inc.	171,078	9,101,350
TransUnion Holding Co., Inc.	285,643	24,770,961
TriNet Group, Inc. (a)	63,330	4,296,307
TrueBlue, Inc. (a)	49,527	837,997
Upwork, Inc. (a)	96,257	1,465,994
Verisk Analytics, Inc.	243,510	45,456,012
Volt Information Sciences, Inc. (a)	4,406	5,023
Willdan Group, Inc. (a)(b)	15,404	434,085
		273,372,967
Road & Rail - 1.0%
AMERCO	12,132	4,305,525
ArcBest Corp. (b)	38,280	1,294,630
Avis Budget Group, Inc. (a)(b)	80,870	2,758,476
Covenant Transport Group, Inc. Class A (a)	18,626	341,415
CSX Corp.	1,146,444	87,657,108
Daseke, Inc. (a)	95,990	590,339
Heartland Express, Inc.	75,406	1,559,773
HyreCar, Inc. (a)	7,702	28,805
J.B. Hunt Transport Services, Inc.	126,828	17,824,407
Kansas City Southern	143,341	26,093,796
Knight-Swift Transportation Holdings, Inc. Class A (b)	185,224	8,420,283
Landstar System, Inc.	57,304	7,626,589
Lyft, Inc. (a)(b)	319,570	9,481,642
Marten Transport Ltd.	89,350	1,622,596
Norfolk Southern Corp.	383,130	81,426,619
Old Dominion Freight Lines, Inc.	142,205	28,751,007
P.A.M. Transportation Services, Inc. (a)	2,677	97,711
Patriot Transportation Holding, Inc.	903	7,748
Ryder System, Inc.	75,719	3,096,907
Saia, Inc. (a)(b)	39,177	5,257,553
Schneider National, Inc. Class B	42,903	1,160,955
U.S. Xpress Enterprises, Inc. (a)	28,506	272,802
U.S.A. Truck, Inc. (a)	12,296	137,100
Uber Technologies, Inc. (a)	313,745	10,551,244
Union Pacific Corp.	1,017,307	195,770,559
Universal Logistics Holdings, Inc.	13,541	291,132
Werner Enterprises, Inc.	87,332	4,018,145
YRC Worldwide, Inc. (a)(b)	51,336	214,071
		500,658,937
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)(b)	486	1,147
Air Lease Corp. Class A	155,931	4,846,335
Alta Equipment Group, Inc. (a)(b)	29,650	247,578
Applied Industrial Technologies, Inc.	61,017	3,673,834
Beacon Roofing Supply, Inc. (a)	100,867	3,418,383
BlueLinx Corp. (a)(b)	14,536	296,970
BMC Stock Holdings, Inc. (a)	100,623	4,016,870
CAI International, Inc.	27,790	606,100
DXP Enterprises, Inc. (a)	24,899	479,057
EVI Industries, Inc. (a)(b)	6,377	156,619
Fastenal Co.	857,272	41,886,310
Foundation Building Materials, Inc. (a)	27,008	438,340
GATX Corp. (b)	51,554	3,447,932
General Finance Corp. (a)	25,366	164,372
GMS, Inc. (a)	64,086	1,697,638
H&E Equipment Services, Inc.	50,476	1,022,644
HD Supply Holdings, Inc. (a)	239,796	9,510,309
Herc Holdings, Inc. (a)	37,551	1,537,713
Houston Wire & Cable Co. (a)	12,686	32,857
Huttig Building Products, Inc. (a)	16,101	37,837
India Globalization Capital, Inc. (a)(b)	57,861	69,433
Lawson Products, Inc. (a)	14,687	527,263
MRC Global, Inc. (a)(b)	130,375	741,834
MSC Industrial Direct Co., Inc. Class A (b)	66,915	4,409,699
Nesco Holdings, Inc. Class A (a)	28,994	115,976
Now, Inc. (a)	168,839	1,227,460
Rush Enterprises, Inc. Class A	50,357	2,433,250
SiteOne Landscape Supply, Inc. (a)	65,841	8,233,417
Systemax, Inc.	24,087	534,491
Titan Machinery, Inc. (a)	27,527	371,615
Transcat, Inc. (a)	16,406	482,500
Triton International Ltd.	73,723	2,658,451
United Rentals, Inc. (a)	108,309	19,176,108
Univar, Inc. (a)	208,127	3,785,830
Veritiv Corp. (a)	19,348	336,268
W.W. Grainger, Inc.	64,388	23,529,307
Watsco, Inc.	49,214	12,056,938
WESCO International, Inc. (a)	71,460	3,347,901
Willis Lease Finance Corp. (a)	5,069	108,375
		161,664,961
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	115,008	3,222,524

TOTAL INDUSTRIALS		4,437,451,821

INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	59,012	3,982,130
ADTRAN, Inc.	80,299	890,516
Applied Optoelectronics, Inc. (a)(b)	32,169	374,125
Arista Networks, Inc. (a)	79,920	17,858,124
Aviat Networks, Inc. (a)	3,914	84,856
BK Technologies Corp.	6,655	20,298
Blonder Tongue Laboratories, Inc. (a)	2,363	2,229
CalAmp Corp. (a)	54,909	448,607
Calix Networks, Inc. (a)	78,011	1,517,314
Casa Systems, Inc. (a)	47,620	216,671
Ciena Corp. (a)	231,263	13,128,801
Cisco Systems, Inc.	6,350,606	268,122,585
Clearfield, Inc. (a)	14,083	247,861
ClearOne, Inc. (a)	23,778	62,536
CommScope Holding Co., Inc. (a)	294,198	3,030,239
Communications Systems, Inc.	3,040	14,197
Comtech Telecommunications Corp.	41,022	680,965
Digi International, Inc. (a)	42,545	579,463
Dzs, Inc. (a)	14,392	149,965
EchoStar Holding Corp. Class A (a)	71,526	2,101,434
EMCORE Corp. (a)	35,578	125,590
Extreme Networks, Inc. (a)(b)	197,545	863,272
F5 Networks, Inc. (a)	91,629	12,125,266
Harmonic, Inc. (a)	134,185	791,692
Infinera Corp. (a)(b)	252,547	1,841,068
Inseego Corp. (a)(b)	102,396	1,175,506
InterDigital, Inc.	49,100	3,002,465
Juniper Networks, Inc.	497,527	12,438,175
KVH Industries, Inc. (a)	16,672	149,881
Lantronix, Inc. (a)	10,284	55,225
LRAD Corp. (a)	39,901	199,505
Lumentum Holdings, Inc. (a)	113,271	9,741,306
Motorola Solutions, Inc.	255,808	39,586,288
NETGEAR, Inc. (a)	40,067	1,336,234
NetScout Systems, Inc. (a)	99,944	2,312,704
Network-1 Security Solutions, Inc.	15,146	33,321
Optical Cable Corp. (a)	398	963
PC-Tel, Inc.	20,520	130,097
Plantronics, Inc. (b)	49,920	617,011
Resonant, Inc. (a)(b)	37,406	99,874
Sonus Networks, Inc. (a)	90,413	386,968
Tessco Technologies, Inc.	10,550	65,094
Ubiquiti, Inc. (b)	17,942	3,260,959
ViaSat, Inc. (a)(b)	86,577	3,442,302
Viavi Solutions, Inc. (a)	322,541	4,301,084
Westell Technologies, Inc. Class A (a)	13,395	14,735
		411,609,501
Electronic Equipment & Components - 0.7%
Airgain, Inc. (a)	15,261	202,971
Akoustis Technologies, Inc. (a)(b)	39,811	315,701
Amphenol Corp. Class A	443,723	48,720,785
Applied DNA Sciences, Inc. (a)(b)	335	2,456
Arlo Technologies, Inc. (a)	118,302	677,870
Arrow Electronics, Inc. (a)	116,406	9,144,855
Avnet, Inc.	141,752	3,899,598
Badger Meter, Inc.	46,042	2,840,331
Bel Fuse, Inc. Class B (non-vtg.)	24,186	290,716
Belden, Inc. (b)	60,474	2,036,764
Benchmark Electronics, Inc.	58,507	1,147,322
CDW Corp.	212,844	24,189,721
ClearSign Combustion Corp. (a)(b)	26,685	61,109
Coda Octopus Group, Inc. (a)(b)	5,872	39,519
Cognex Corp.	254,528	17,610,792
Coherent, Inc. (a)	34,652	3,903,894
Corning, Inc.	1,140,210	37,011,217
CTS Corp.	54,448	1,137,963
CUI Global, Inc. (a)(b)	18,764	10,082
Daktronics, Inc. (b)	56,072	247,838
Digital Ally, Inc. (a)(b)	10,481	23,582
Dolby Laboratories, Inc. Class A	97,317	6,797,592
eMagin Corp. (a)(b)	3,586	4,769
ePlus, Inc. (a)	22,223	1,704,949
Fabrinet (a)	55,131	3,847,041
FARO Technologies, Inc. (a)	26,637	1,504,991
Fitbit, Inc. (a)	336,451	2,139,828
FLIR Systems, Inc.	199,099	7,346,753
Frequency Electronics, Inc. (a)	1,798	18,016
Identiv, Inc. (a)	9,604	59,257
IEC Electronics Corp. (a)	7,659	64,336
II-VI, Inc. (a)	146,461	6,517,515
Insight Enterprises, Inc. (a)	52,980	3,168,469
Intellicheck, Inc. (a)	13,967	87,992
IPG Photonics Corp. (a)	53,790	8,699,457
Iteris, Inc. (a)	71,414	326,362
Itron, Inc. (a)	51,730	3,081,556
Jabil, Inc.	208,964	7,136,121
KEY Tronic Corp. (a)	4,572	37,582
Keysight Technologies, Inc. (a)	281,201	27,703,923
Kimball Electronics, Inc. (a)	37,511	505,836
Knowles Corp. (a)	138,294	2,082,708
LightPath Technologies, Inc. Class A (a)	265	655
Littelfuse, Inc.	35,798	6,473,710
Luna Innovations, Inc. (a)(b)	30,274	193,754
Methode Electronics, Inc. Class A	57,891	1,638,894
Micronet Enertec Technologies, Inc. (a)(b)	2,902	13,523
MicroVision, Inc. (a)(b)	151,925	240,042
MTS Systems Corp.	31,016	756,790
Napco Security Technolgies, Inc. (a)	19,363	482,332
National Instruments Corp.	179,031	6,425,423
Neonode, Inc. (a)(b)	2,340	23,377
nLIGHT, Inc. (a)	52,270	1,221,027
Novanta, Inc. (a)	51,926	5,564,909
OSI Systems, Inc. (a)	24,003	1,890,236
Par Technology Corp. (a)(b)	17,371	648,633
PC Connection, Inc. (b)	18,605	824,015
Perceptron, Inc. (a)	9,277	38,871
Plexus Corp. (a)	44,698	3,400,177
Powerfleet, Inc. (a)	23,698	133,183
Research Frontiers, Inc. (a)(b)	30,905	71,700
RF Industries Ltd.	7,617	31,382
Richardson Electronics Ltd.	16,718	75,900
Rogers Corp. (a)(b)	28,983	3,284,064
Sanmina Corp. (a)	101,072	2,860,338
ScanSource, Inc. (a)	40,509	1,000,167
SYNNEX Corp.	61,631	7,836,382
TE Connectivity Ltd.	494,338	47,753,051
Trimble, Inc. (a)	375,753	19,693,215
TTM Technologies, Inc. (a)(b)	149,348	1,711,528
Vishay Intertechnology, Inc.	207,687	3,320,915
Vishay Precision Group, Inc. (a)	19,721	491,250
Wayside Technology Group, Inc.	869	21,595
Wireless Telecom Group, Inc. (a)	7,898	10,346
Wrap Technologies, Inc. (a)	15,197	132,214
Zebra Technologies Corp. Class A (a)	80,185	22,975,408
		377,589,145
IT Services - 5.5%
Accenture PLC Class A	954,341	228,975,036
Akamai Technologies, Inc. (a)	242,952	28,286,901
Alliance Data Systems Corp.	64,783	2,922,361
Automatic Data Processing, Inc.	642,974	89,431,254
Black Knight, Inc. (a)	225,257	18,944,114
Booz Allen Hamilton Holding Corp. Class A	206,360	18,172,062
Brightcove, Inc. (a)	48,431	538,553
Broadridge Financial Solutions, Inc.	172,682	23,726,507
CACI International, Inc. Class A (a)	37,992	8,897,346
Cardtronics PLC (a)(b)	51,599	1,120,214
Cass Information Systems, Inc.	20,398	798,786
Cognizant Technology Solutions Corp. Class A	807,811	54,010,243
Computer Task Group, Inc. (a)	8,213	39,422
Conduent, Inc. (a)	263,767	891,532
CSG Systems International, Inc.	51,146	2,177,285
CSP, Inc.	2,607	24,740
DXC Technology Co.	385,815	7,708,584
Endurance International Group Holdings, Inc. (a)	122,383	796,713
EPAM Systems, Inc. (a)(b)	83,334	27,258,551
Euronet Worldwide, Inc. (a)	79,341	8,202,273
EVERTEC, Inc.	89,782	3,144,166
EVO Payments, Inc. Class A (a)	65,593	1,884,487
Exela Technologies, Inc. (a)(b)	57,534	24,619
ExlService Holdings, Inc. (a)	53,768	3,424,484
Fastly, Inc. Class A (a)(b)	28,241	2,621,894
Fidelity National Information Services, Inc.	925,746	139,648,784
Fiserv, Inc. (a)	841,570	83,803,541
FleetCor Technologies, Inc. (a)	125,990	31,680,186
Gartner, Inc. (a)	134,288	17,433,268
Genpact Ltd.	231,637	9,770,449
Global Payments, Inc.	447,295	79,001,243
GoDaddy, Inc. (a)	248,580	20,801,174
GreenSky, Inc. Class A (a)(b)	73,868	321,326
Grid Dynamics Holdings, Inc. (a)(b)	37,191	275,957
GTT Communications, Inc. (a)(b)	51,146	254,707
Hackett Group, Inc.	43,100	543,491
i3 Verticals, Inc. Class A (a)(b)	23,601	658,232
IBM Corp.	1,330,112	164,016,111
Information Services Group, Inc. (a)	12,694	26,086
Innodata, Inc. (a)	9,880	20,748
International Money Express, Inc. (a)	39,089	661,386
Jack Henry & Associates, Inc.	115,266	19,067,302
KBR, Inc.	210,336	5,256,297
Leidos Holdings, Inc.	200,034	18,101,077
Limelight Networks, Inc. (a)	179,239	1,016,285
Liveramp Holdings, Inc. (a)	98,139	5,480,082
ManTech International Corp. Class A	39,722	2,973,192
Marathon Patent Group, Inc. (a)(b)	21,776	54,004
MasterCard, Inc. Class A	1,324,271	474,340,629
Maximus, Inc.	92,038	7,137,547
ModusLink Global Solutions, Inc. (a)	21,882	14,554
MoneyGram International, Inc. (a)(b)	47,205	137,839
MongoDB, Inc. Class A (a)(b)	54,197	12,671,259
NIC, Inc.	93,506	1,999,158
Okta, Inc. (a)	174,155	37,507,762
Paychex, Inc.	477,882	36,543,637
PayPal Holdings, Inc. (a)	1,760,181	359,323,349
Paysign, Inc. (a)(b)	43,478	279,998
Perficient, Inc. (a)	48,871	2,097,055
Perspecta, Inc.	201,001	4,174,791
PFSweb, Inc. (a)	18,388	155,379
PRG-Schultz International, Inc. (a)	25,789	142,355
Repay Holdings Corp. (a)	58,009	1,467,628
Sabre Corp.	467,833	3,270,153
Science Applications International Corp. (b)	74,750	6,238,635
ServiceSource International, Inc. (a)	82,053	123,490
Square, Inc. (a)	511,390	81,597,388
StarTek, Inc. (a)	19,120	95,600
Switch, Inc. Class A	85,026	1,462,447
Sykes Enterprises, Inc. (a)	60,496	2,002,720
The Western Union Co.	618,892	14,599,662
Ttec Holdings, Inc.	24,728	1,401,830
Twilio, Inc. Class A (a)	206,373	55,671,180
Unisys Corp. (a)	85,524	997,210
VeriSign, Inc. (a)	151,990	32,647,452
Verra Mobility Corp. (a)(b)	202,526	2,139,687
Virtusa Corp. (a)	46,572	1,841,457
Visa, Inc. Class A	2,528,589	536,035,582
WEX, Inc. (a)(b)	64,616	10,319,821
WidePoint Corp. (a)	50,531	26,023
		2,823,350,332
Semiconductors & Semiconductor Equipment - 4.6%
ACM Research, Inc. (a)	13,182	1,170,693
Advanced Energy Industries, Inc. (a)	58,715	4,351,956
Advanced Micro Devices, Inc. (a)	1,755,969	159,477,105
AEHR Test Systems (a)	13,351	23,765
Alpha & Omega Semiconductor Ltd. (a)	28,125	381,094
Ambarella, Inc. (a)	48,113	2,535,555
Amkor Technology, Inc. (a)(b)	167,561	2,043,406
Amtech Systems, Inc. (a)	9,675	54,954
Analog Devices, Inc.	551,916	64,507,942
Applied Materials, Inc.	1,374,323	84,658,297
Atomera, Inc. (a)(b)	19,089	242,621
Axcelis Technologies, Inc. (a)	42,601	1,006,662
AXT, Inc. (a)	69,742	393,345
Broadcom, Inc.	599,303	208,048,036
Brooks Automation, Inc.	112,418	5,804,141
Cabot Microelectronics Corp.	44,285	6,744,163
Ceva, Inc. (a)	34,774	1,469,202
Cirrus Logic, Inc. (a)	86,989	5,270,664
Cohu, Inc.	65,701	1,130,057
Cree, Inc. (a)(b)	163,394	10,310,161
CVD Equipment Corp. (a)	17,135	51,576
CyberOptics Corp. (a)	11,708	375,241
Diodes, Inc. (a)	62,532	3,055,314
DSP Group, Inc. (a)	34,781	498,760
Enphase Energy, Inc. (a)	121,600	9,391,168
Entegris, Inc.	200,708	13,425,358
Everspin Technologies, Inc. (a)	11,677	67,843
First Solar, Inc. (a)(b)	114,636	8,779,971
FormFactor, Inc. (a)	108,487	2,834,765
GSI Technology, Inc. (a)(b)	19,727	125,464
Ichor Holdings Ltd. (a)	36,115	908,653
Impinj, Inc. (a)(b)	23,986	586,458
Inphi Corp. (a)	74,010	8,435,660
Intel Corp.	6,342,184	323,134,275
Intest Corp. (a)	2,750	13,530
KLA-Tencor Corp.	232,551	47,705,512
Kopin Corp. (a)	79,855	120,581
Kulicke & Soffa Industries, Inc.	94,193	2,258,748
Lam Research Corp.	217,165	73,041,276
Lattice Semiconductor Corp. (a)	203,285	5,813,951
MACOM Technology Solutions Holdings, Inc. (a)	70,088	2,497,235
Marvell Technology Group Ltd.	991,401	38,446,531
Maxeon Solar Technologies Ltd. (a)(b)	1,581	32,853
Maxim Integrated Products, Inc.	400,574	27,415,285
MaxLinear, Inc. Class A (a)	94,245	2,294,866
Microchip Technology, Inc.	365,811	40,129,467
Micron Technology, Inc. (a)	1,663,697	75,714,850
MKS Instruments, Inc.	82,416	9,851,184
Monolithic Power Systems, Inc.	62,785	16,771,757
MoSys, Inc. (a)(b)	212	341
NeoPhotonics Corp. (a)	72,856	485,221
NVE Corp.	8,199	438,073
NVIDIA Corp.	922,066	493,286,869
NXP Semiconductors NV	416,800	52,416,768
ON Semiconductor Corp. (a)	608,233	12,997,939
Onto Innovation, Inc. (a)	71,985	2,248,811
PDF Solutions, Inc. (a)	44,435	919,805
Photronics, Inc. (a)	110,489	1,108,205
Pixelworks, Inc. (a)	47,729	108,822
Power Integrations, Inc.	89,082	4,985,920
Qorvo, Inc. (a)	173,369	22,238,042
Qualcomm, Inc.	1,686,140	200,819,274
QuickLogic Corp. (a)	13,181	42,179
Rambus, Inc. (a)	174,307	2,340,943
Rubicon Technology, Inc. (a)	1,766	14,622
Semtech Corp. (a)	99,441	5,832,215
Silicon Laboratories, Inc. (a)	65,592	6,717,277
SiTime Corp. (b)	7,924	522,033
Skyworks Solutions, Inc.	250,114	36,229,013
SMART Global Holdings, Inc. (a)(b)	19,784	498,557
SolarEdge Technologies, Inc. (a)	74,352	16,442,945
SunPower Corp. (a)(b)	127,854	1,430,686
Synaptics, Inc. (a)(b)	51,464	4,391,423
Teradyne, Inc.	249,922	21,235,872
Texas Instruments, Inc.	1,372,647	195,121,771
Ultra Clean Holdings, Inc. (a)	61,419	1,505,994
Universal Display Corp.	63,680	11,175,840
Veeco Instruments, Inc. (a)	76,114	904,995
Xilinx, Inc.	364,819	37,999,547
		2,407,861,953
Software - 9.5%
2U, Inc. (a)(b)	105,215	4,354,849
8x8, Inc. (a)	160,164	2,703,568
A10 Networks, Inc. (a)	96,596	825,896
ACI Worldwide, Inc. (a)	170,648	5,013,638
Adobe, Inc. (a)	721,871	370,601,353
Agilysys, Inc. (a)	25,278	641,303
Alarm.com Holdings, Inc. (a)	64,244	3,846,288
Altair Engineering, Inc. Class A (a)(b)	61,808	2,597,172
Alteryx, Inc. Class A (a)(b)	75,602	9,134,990
American Software, Inc. Class A	44,343	627,897
Anaplan, Inc. (a)	134,188	8,219,015
ANSYS, Inc. (a)	127,823	43,333,275
AppFolio, Inc. (a)	22,698	3,813,945
Appian Corp. Class A (a)(b)	52,614	3,222,081
Aspen Technology, Inc. (a)	101,927	12,947,787
Asure Software, Inc. (a)(b)	15,353	103,326
AudioEye, Inc. (a)	4,303	81,972
Autodesk, Inc. (a)	327,947	80,576,578
Avalara, Inc. (a)	108,394	14,352,450
Avaya Holdings Corp. (a)	129,804	2,014,558
Benefitfocus, Inc. (a)	47,187	487,914
Bill.Com Holdings, Inc. (a)	32,285	3,195,569
Blackbaud, Inc.	73,351	4,683,461
BlackLine, Inc. (a)(b)	66,638	5,822,162
Bottomline Technologies, Inc. (a)	55,734	2,654,610
Box, Inc. Class A (a)	226,506	4,446,313
BSQUARE Corp. (a)	7,885	12,379
Cadence Design Systems, Inc. (a)	418,549	46,421,270
CDK Global, Inc.	182,585	8,512,113
Cerence, Inc. (a)(b)	55,156	2,934,299
Ceridian HCM Holding, Inc. (a)	163,327	12,987,763
ChannelAdvisor Corp. (a)	43,568	732,814
Citrix Systems, Inc.	174,325	25,311,990
Cleanspark, Inc. (a)(b)	10,438	105,215
Cloudera, Inc. (a)(b)	392,202	5,180,988
Cloudflare, Inc. (a)	62,473	2,390,217
CommVault Systems, Inc. (a)	63,691	2,753,362
Cornerstone OnDemand, Inc. (a)	82,739	2,918,205
Coupa Software, Inc. (a)	99,849	32,724,511
Crowdstrike Holdings, Inc. (a)	30,998	3,897,379
Datadog, Inc. Class A (a)	43,293	3,617,130
Digimarc Corp. (a)(b)	18,025	288,040
Digital Turbine, Inc. (a)(b)	96,585	2,336,391
DocuSign, Inc. (a)	195,135	43,515,105
Domo, Inc. Class B (a)	32,769	1,334,354
Dropbox, Inc. Class A (a)	330,445	6,995,521
Dynatrace, Inc.	274,619	12,146,398
Ebix, Inc.	34,584	797,853
eGain Communications Corp. (a)	25,936	347,024
Elastic NV (a)	50,225	5,453,431
Envestnet, Inc. (a)	81,723	6,782,192
Everbridge, Inc. (a)(b)	51,963	7,722,221
Evolving Systems, Inc. (a)	3,507	3,717
Fair Isaac Corp. (a)	43,436	18,277,434
FireEye, Inc. (a)(b)	332,388	4,879,456
Five9, Inc. (a)	92,986	11,850,136
Fortinet, Inc. (a)	201,855	26,645,869
GlowPoint, Inc. (a)(b)	1,324	2,926
GSE Systems, Inc. (a)	274	255
GTY Govtech, Inc. (a)(b)	75,168	245,424
Guidewire Software, Inc. (a)	124,104	13,938,120
HubSpot, Inc. (a)	61,984	18,575,365
Intelligent Systems Corp. (a)(b)	8,512	319,966
Intuit, Inc.	390,774	134,969,432
Inuvo, Inc. (a)(b)	6,798	2,873
j2 Global, Inc. (a)(b)	67,867	4,750,011
LivePerson, Inc. (a)(b)	90,592	5,404,719
Manhattan Associates, Inc. (a)	94,692	9,208,797
Marin Software, Inc. (a)	1,005	1,367
Medallia, Inc. (a)(b)	41,461	1,500,474
Microsoft Corp.	11,365,712	2,563,309,027
MicroStrategy, Inc. Class A (a)	10,602	1,531,353
Mitek Systems, Inc. (a)	56,938	722,543
MobileIron, Inc. (a)	153,245	1,000,690
Model N, Inc. (a)	45,582	1,792,284
NetSol Technologies, Inc. (a)	11,760	34,692
New Relic, Inc. (a)	74,880	4,599,878
Nortonlifelock, Inc.	809,685	19,043,791
Nuance Communications, Inc. (a)	422,197	12,649,022
Nutanix, Inc. Class A (a)	222,643	6,392,081
NXT-ID, Inc. (a)	23,472	9,060
Onespan, Inc. (a)	49,452	1,065,691
Oracle Corp.	3,117,508	178,383,808
Pagerduty, Inc. (a)(b)	16,075	525,170
Palo Alto Networks, Inc. (a)(b)	145,377	37,421,494
Parametric Technology Corp. (a)	156,285	14,286,012
Pareteum Corp. (a)(b)	311,958	212,131
Park City Group, Inc. (a)	13,889	68,889
Paycom Software, Inc. (a)	72,422	21,687,492
Paylocity Holding Corp. (a)	52,878	7,786,286
Pegasystems, Inc.	56,570	7,267,548
Ping Identity Holding Corp. (a)(b)	46,115	1,589,584
Pluralsight, Inc. (a)(b)	147,901	2,830,825
Progress Software Corp.	64,236	2,433,902
Proofpoint, Inc. (a)	86,011	9,432,826
PROS Holdings, Inc. (a)	60,962	2,377,518
Q2 Holdings, Inc. (a)(b)	73,278	7,129,217
QAD, Inc.:
Class A	16,286	740,687
Class B	3,031	101,993
Qualys, Inc. (a)(b)	50,000	5,307,000
Qumu Corp. (a)	4,243	22,615
Rapid7, Inc. (a)	69,732	4,502,595
RealNetworks, Inc. (a)(b)	20,218	26,283
RealPage, Inc. (a)	129,418	8,104,155
Rimini Street, Inc. (a)	7,044	30,853
RingCentral, Inc. (a)	115,322	33,532,178
Riot Blockchain, Inc. (a)(b)	39,765	139,178
SailPoint Technologies Holding, Inc. (a)	131,427	5,155,881
Salesforce.com, Inc. (a)	1,350,334	368,168,565
SeaChange International, Inc. (a)	41,040	54,994
SecureWorks Corp. (a)(b)	18,591	240,382
ServiceNow, Inc. (a)	285,507	137,620,084
SharpSpring, Inc. (a)	10,006	109,866
ShotSpotter, Inc. (a)(b)	11,876	355,805
Slack Technologies, Inc. Class A (a)(b)	94,455	3,101,902
Smartsheet, Inc. (a)	136,968	7,468,865
Smith Micro Software, Inc. (a)(b)	36,133	138,751
SolarWinds, Inc. (a)(b)	98,428	2,069,941
Splunk, Inc. (a)	237,778	52,151,849
Sprout Social, Inc. (a)	14,894	577,143
SPS Commerce, Inc. (a)	51,978	4,152,003
SS&C Technologies Holdings, Inc.	334,134	21,291,018
Support.com, Inc.	27,657	54,208
SurveyMonkey (a)	140,209	3,489,802
Synacor, Inc. (a)	14,131	16,392
Synchronoss Technologies, Inc. (a)(b)	70,864	311,093
Synopsys, Inc. (a)	225,365	49,873,275
TeleNav, Inc. (a)	57,591	264,343
Tenable Holdings, Inc. (a)	76,687	2,886,499
Teradata Corp. (a)(b)	157,479	3,834,614
The Trade Desk, Inc. (a)(b)	61,130	29,421,869
Tyler Technologies, Inc. (a)	59,615	20,585,656
Upland Software, Inc. (a)	33,847	1,327,479
Varonis Systems, Inc. (a)	48,499	5,991,081
Verint Systems, Inc. (a)	94,609	4,499,604
Veritone, Inc. (a)(b)	28,882	238,854
VirnetX Holding Corp. (b)	93,064	462,528
VMware, Inc. Class A (a)(b)	119,444	17,252,491
Workday, Inc. Class A (a)	244,707	58,658,715
Workiva, Inc. (a)	58,320	3,440,880
Xperi Holding Corp. (b)	172,198	2,157,641
Yext, Inc. (a)(b)	147,012	2,919,658
Zendesk, Inc. (a)	170,926	16,473,848
Zix Corp. (a)	89,040	539,582
Zoom Video Communications, Inc. Class A (a)	43,054	13,996,855
Zscaler, Inc. (a)	98,561	14,127,734
Zuora, Inc. (a)(b)	107,129	1,455,883
		4,894,124,460
Technology Hardware, Storage & Peripherals - 6.4%
3D Systems Corp. (a)(b)	190,021	1,043,215
Apple, Inc.	24,424,616	3,151,752,410
Astro-Med, Inc.	8,893	60,917
Avid Technology, Inc. (a)	50,894	412,241
Boxlight Corp. (a)	8,184	13,913
Dell Technologies, Inc. (a)	232,566	15,367,961
Diebold Nixdorf, Inc. (a)(b)	122,489	1,021,558
Eastman Kodak Co. (a)(b)	38,298	229,022
Hewlett Packard Enterprise Co.	1,922,015	18,585,885
HP, Inc.	2,136,307	41,764,802
Immersion Corp. (a)(b)	49,590	471,601
Intevac, Inc. (a)	20,520	123,120
NCR Corp. (a)	190,187	3,887,422
NetApp, Inc.	326,052	15,451,604
One Stop Systems, Inc. (a)	15,326	38,928
Pure Storage, Inc. Class A (a)	341,085	5,204,957
Quantum Corp. (a)	10,399	56,779
Seagate Technology LLC	339,327	16,284,303
Super Micro Computer, Inc. (a)	64,684	1,771,695
Transact Technologies, Inc.	2,406	12,944
Western Digital Corp.	453,236	17,413,327
Xerox Holdings Corp.	273,993	5,167,508
		3,296,136,112

TOTAL INFORMATION TECHNOLOGY		14,210,671,503

MATERIALS - 2.6%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc.	27,740	107,354
AdvanSix, Inc. (a)	46,851	596,413
AgroFresh Solutions, Inc. (a)	31,343	77,731
Air Products & Chemicals, Inc.	330,736	96,660,903
Albemarle Corp. U.S.	159,974	14,559,234
American Vanguard Corp.	39,446	558,161
Amyris, Inc. (a)(b)	96,708	317,202
Ashland Global Holdings, Inc.	89,191	6,572,485
Axalta Coating Systems Ltd. (a)	317,145	7,563,908
Balchem Corp.	48,600	4,748,220
Cabot Corp.	80,720	2,987,447
Celanese Corp. Class A	177,352	17,939,155
CF Industries Holdings, Inc.	322,796	10,532,833
Chase Corp.	12,130	1,183,524
Core Molding Technologies, Inc. (a)	7,658	46,714
Corteva, Inc.	1,123,548	32,077,295
Dow, Inc.	1,103,688	49,798,403
DuPont de Nemours, Inc.	1,093,919	60,996,923
Eastman Chemical Co.	203,605	14,885,562
Ecolab, Inc.	370,795	73,076,279
Element Solutions, Inc. (a)	325,413	3,498,190
Ferro Corp. (a)	128,770	1,605,762
Flotek Industries, Inc. (a)(b)	92,584	212,017
FMC Corp.	194,577	20,792,498
FutureFuel Corp.	46,653	564,501
GCP Applied Technologies, Inc. (a)	83,062	2,164,596
H.B. Fuller Co.	74,147	3,571,661
Hawkins, Inc.	14,549	730,651
Huntsman Corp. (b)	292,314	6,319,829
Ingevity Corp. (a)	61,002	3,426,482
Innospec, Inc.	34,359	2,566,274
International Flavors & Fragrances, Inc. (b)	160,515	19,870,152
Intrepid Potash, Inc. (a)	16,217	151,467
Koppers Holdings, Inc. (a)	31,843	766,143
Kraton Performance Polymers, Inc. (a)	50,895	714,566
Kronos Worldwide, Inc.	40,122	501,124
Linde PLC	787,259	196,610,063
Livent Corp. (a)(b)	231,838	1,965,986
Loop Industries, Inc. (a)(b)	29,687	327,151
LSB Industries, Inc. (a)	30,831	67,212
LyondellBasell Industries NV Class A	384,812	25,197,490
Marrone Bio Innovations, Inc. (a)(b)	23,374	29,685
Minerals Technologies, Inc.	47,923	2,432,092
NewMarket Corp.	10,793	4,020,285
Olin Corp. (b)	240,435	2,704,894
PolyOne Corp.	136,725	3,489,222
PPG Industries, Inc.	351,617	42,334,687
PQ Group Holdings, Inc. (a)	65,765	766,162
Quaker Chemical Corp. (b)	19,871	3,775,490
Rayonier Advanced Materials, Inc. (a)	74,023	233,913
RPM International, Inc.	195,179	16,545,324
Sensient Technologies Corp.	60,827	3,358,867
Sherwin-Williams Co.	121,070	81,244,024
Stepan Co. (b)	29,299	3,377,882
The Chemours Co. LLC	246,695	5,096,719
The Mosaic Co.	526,489	9,597,894
The Scotts Miracle-Gro Co. Class A	59,657	10,053,994
Trecora Resources (a)	22,997	138,212
Tredegar Corp. (b)	40,390	683,803
Trinseo SA (b)	56,741	1,413,418
Tronox Holdings PLC	143,191	1,282,991
Valhi, Inc. (b)	4,257	59,428
Valvoline, Inc. (b)	279,459	5,700,964
Venator Materials PLC (a)	76,553	164,589
W.R. Grace & Co.	84,095	3,423,507
Westlake Chemical Corp.	51,280	3,041,930
		891,879,537
Construction Materials - 0.1%
Eagle Materials, Inc.	61,115	4,997,374
Forterra, Inc. (a)	30,729	407,159
Martin Marietta Materials, Inc.	93,580	18,984,575
Summit Materials, Inc. (a)	164,564	2,450,358
Tecnoglass, Inc.	26,251	144,643
U.S. Concrete, Inc. (a)(b)	24,753	660,658
United States Lime & Minerals, Inc.	2,834	261,096
Vulcan Materials Co.	199,474	23,936,880
		51,842,743
Containers & Packaging - 0.4%
Amcor PLC	2,346,119	25,948,076
Aptargroup, Inc. (b)	96,195	11,388,526
Avery Dennison Corp.	124,883	14,410,249
Ball Corp. (b)	488,026	39,222,650
Berry Global Group, Inc. (a)	198,279	10,219,300
Crown Holdings, Inc. (a)	202,567	15,567,274
Graphic Packaging Holding Co.	421,230	5,888,795
Greif, Inc.:
Class A	42,028	1,548,732
Class B	9,160	375,835
International Paper Co.	591,030	21,436,658
Myers Industries, Inc.	59,336	907,841
O-I Glass, Inc. (b)	236,094	2,568,703
Packaging Corp. of America	141,684	14,344,088
Ranpak Holdings Corp. (A Shares) (a)	40,279	360,094
Sealed Air Corp.	235,157	9,241,670
Silgan Holdings, Inc.	116,354	4,428,433
Sonoco Products Co.	148,378	7,868,485
UFP Technologies, Inc. (a)	10,975	452,280
WestRock Co.	386,724	11,729,339
		197,907,028
Metals & Mining - 0.4%
Alcoa Corp. (a)	286,479	4,188,323
Allegheny Technologies, Inc. (a)	189,756	1,580,667
Ampco-Pittsburgh Corp. (a)	7,344	25,410
Ampco-Pittsburgh Corp. rights 9/16/20 (a)(c)	7,344	514
Arconic Rolled Products Corp. (a)	138,936	3,091,326
Carpenter Technology Corp. (b)	63,660	1,338,770
Century Aluminum Co. (a)	77,541	765,330
Cleveland-Cliffs, Inc. (b)	570,890	3,756,456
Coeur d'Alene Mines Corp. (a)	367,686	3,110,624
Commercial Metals Co.	183,534	3,830,355
Compass Minerals International, Inc.	51,622	2,938,840
Comstock Mining, Inc. (a)	1,600	1,824
Contura Energy, Inc. (a)	29,324	121,401
Freeport-McMoRan, Inc.	2,171,159	33,891,792
Friedman Industries	1,412	8,557
General Moly, Inc. (a)	42,674	5,334
Gold Resource Corp.	117,167	466,325
Golden Minerals Co. (a)(b)	50,080	23,327
Haynes International, Inc. (b)	18,671	349,895
Hecla Mining Co.	809,550	4,873,491
Kaiser Aluminum Corp.	24,863	1,598,194
Materion Corp.	31,348	1,711,287
McEwen Mining, Inc. (a)(b)	552,224	695,802
Newmont Corp.	1,204,674	81,050,467
Nucor Corp.	452,090	20,552,011
Olympic Steel, Inc.	11,343	124,773
Paramount Gold Nevada Corp. (a)(b)	5,612	6,847
Ramaco Resources, Inc. (a)(b)	2,665	8,048
Reliance Steel & Aluminum Co.	94,705	9,931,713
Royal Gold, Inc.	98,239	13,391,940
Ryerson Holding Corp. (a)	24,848	136,912
Schnitzer Steel Industries, Inc. Class A	42,919	847,221
Solitario Exploration & Royalty Corp. (a)	12,775	4,464
Steel Dynamics, Inc.	312,263	9,218,004
SunCoke Energy, Inc.	131,669	471,375
Synalloy Corp. (a)(b)	10,355	65,340
TimkenSteel Corp. (a)	63,432	239,139
U.S. Antimony Corp. (a)(b)	17,604	8,788
United States Steel Corp. (b)	334,899	2,622,259
Universal Stainless & Alloy Products, Inc. (a)	11,782	79,175
Warrior Metropolitan Coal, Inc.	77,118	1,193,015
Worthington Industries, Inc.	52,892	2,196,605
		210,521,940
Paper & Forest Products - 0.0%
Boise Cascade Co.	56,267	2,577,029
Clearwater Paper Corp. (a)	25,261	850,285
Domtar Corp.	83,569	2,383,388
Louisiana-Pacific Corp.	168,259	5,542,451
Mercer International, Inc. (SBI)	69,747	584,480
Neenah, Inc.	27,409	1,213,671
P.H. Glatfelter Co.	67,953	1,018,615
Resolute Forest Products (a)	138,617	655,658
Schweitzer-Mauduit International, Inc.	47,271	1,433,729
Verso Corp. (b)	52,466	687,829
		16,947,135

TOTAL MATERIALS		1,369,098,383

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust (SBI)	132,953	1,507,687
Agree Realty Corp.	83,471	5,585,879
Alexander & Baldwin, Inc.	110,286	1,335,563
Alexanders, Inc.	3,381	862,392
Alexandria Real Estate Equities, Inc.	190,603	32,093,733
American Assets Trust, Inc.	74,358	1,899,847
American Campus Communities, Inc.	208,661	7,073,608
American Finance Trust, Inc.	170,711	1,166,810
American Homes 4 Rent Class A	385,680	11,045,875
American Tower Corp.	664,420	165,540,243
Americold Realty Trust	301,224	11,551,940
Apartment Investment & Management Co. Class A	227,227	8,186,989
Apple Hospitality (REIT), Inc.	313,257	3,185,824
Armada Hoffler Properties, Inc.	89,175	900,668
Ashford Hospitality Trust, Inc. (b)	15,307	47,146
AvalonBay Communities, Inc.	211,779	33,473,789
Bluerock Residential Growth (REIT), Inc.	42,696	316,377
Boston Properties, Inc.	210,353	18,273,365
Braemar Hotels & Resorts, Inc.	44,906	107,325
Brandywine Realty Trust (SBI)	266,847	2,970,007
Brixmor Property Group, Inc.	444,130	5,240,734
BRT Realty Trust	48,044	641,387
Camden Property Trust (SBI)	146,300	13,304,522
CareTrust (REIT), Inc.	146,118	2,830,306
CatchMark Timber Trust, Inc.	71,008	705,109
CBL & Associates Properties, Inc. (a)(b)	286,456	53,281
Cedar Realty Trust, Inc. (b)	136,442	114,639
Chatham Lodging Trust	71,979	498,095
CIM Commercial Trust Corp.	1,423	14,700
City Office REIT, Inc.	78,940	634,678
Clipper Realty, Inc.	13,163	87,797
Colony Capital, Inc.	757,088	2,051,708
Columbia Property Trust, Inc.	159,122	1,877,640
Community Healthcare Trust, Inc.	29,476	1,376,529
Condor Hospitality Trust, Inc.	76	350
CoreCivic, Inc.	183,416	1,707,603
CorEnergy Infrastructure Trust, Inc.	20,064	179,372
CorePoint Lodging, Inc.	63,243	359,220
CoreSite Realty Corp.	60,305	7,384,347
Corporate Office Properties Trust (SBI)	166,665	4,106,626
Cousins Properties, Inc.	223,346	6,666,878
Crown Castle International Corp.	625,324	102,084,143
CubeSmart	292,701	9,255,206
CyrusOne, Inc.	173,475	14,490,367
DiamondRock Hospitality Co.	300,148	1,590,784
Digital Realty Trust, Inc.	401,763	62,534,411
Diversified Healthcare Trust (SBI)	353,177	1,342,073
Douglas Emmett, Inc.	244,555	6,827,976
Duke Realty Corp.	553,071	21,320,887
Easterly Government Properties, Inc.	116,454	2,817,022
EastGroup Properties, Inc.	57,628	7,673,744
Empire State Realty Trust, Inc.	225,707	1,421,954
EPR Properties	115,588	3,734,648
Equinix, Inc.	132,851	104,923,063
Equity Commonwealth	181,227	5,688,716
Equity Lifestyle Properties, Inc.	273,597	18,136,745
Equity Residential (SBI)	522,631	29,502,520
Essential Properties Realty Trust, Inc. (b)	139,858	2,373,390
Essex Property Trust, Inc.	98,034	21,225,341
Extra Space Storage, Inc.	194,786	20,754,448
Farmland Partners, Inc.	62,918	420,921
Federal Realty Investment Trust (SBI)	106,898	8,470,598
First Industrial Realty Trust, Inc.	183,585	7,829,900
Four Corners Property Trust, Inc.	109,837	2,773,384
Franklin Street Properties Corp.	165,692	734,016
Front Yard Residential Corp. Class B	78,810	768,398
Gaming & Leisure Properties	308,698	11,221,172
Getty Realty Corp.	57,222	1,676,032
Gladstone Commercial Corp.	49,049	961,851
Gladstone Land Corp.	28,395	446,937
Global Medical REIT, Inc.	53,029	678,241
Global Net Lease, Inc.	142,152	2,487,660
Government Properties Income Trust	73,127	1,743,348
Healthcare Realty Trust, Inc.	200,132	5,773,808
Healthcare Trust of America, Inc.	333,233	8,794,019
Healthpeak Properties, Inc.	805,536	22,265,015
Hersha Hospitality Trust	63,621	409,083
Highwoods Properties, Inc. (SBI)	156,374	5,826,495
Hospitality Properties Trust (SBI)	243,536	1,999,431
Host Hotels & Resorts, Inc.	1,066,829	11,980,490
Hudson Pacific Properties, Inc.	235,625	5,532,475
Independence Realty Trust, Inc.	136,713	1,600,909
Industrial Logistics Properties Trust	106,221	2,291,187
Investors Real Estate Trust	19,266	1,369,813
Invitation Homes, Inc.	818,439	23,431,909
Iron Mountain, Inc. (b)	431,332	12,978,780
iStar Financial, Inc. (b)	117,443	1,453,944
JBG SMITH Properties	174,057	4,816,157
Jernigan Capital, Inc.	43,051	742,199
Kilroy Realty Corp.	160,211	9,375,548
Kimco Realty Corp.	652,006	7,817,552
Kite Realty Group Trust	138,380	1,555,391
Lamar Advertising Co. Class A	130,831	9,057,430
Lexington Corporate Properties Trust	414,405	4,711,785
Life Storage, Inc.	71,518	7,540,143
LTC Properties, Inc.	61,542	2,245,668
Mack-Cali Realty Corp.	127,587	1,611,424
Medical Properties Trust, Inc.	793,297	14,739,458
Mid-America Apartment Communities, Inc.	171,868	20,129,180
Monmouth Real Estate Investment Corp. Class A	146,435	2,124,772
National Health Investors, Inc.	68,902	4,289,150
National Retail Properties, Inc.	260,569	9,234,565
National Storage Affiliates Trust	92,717	3,181,120
New Senior Investment Group, Inc.	141,875	621,413
NexPoint Residential Trust, Inc.	35,854	1,484,356
Omega Healthcare Investors, Inc.	337,261	10,444,973
One Liberty Properties, Inc.	28,884	553,417
Outfront Media, Inc.	216,698	3,668,697
Paramount Group, Inc.	253,226	1,873,872
Park Hotels & Resorts, Inc.	350,892	3,329,965
Pebblebrook Hotel Trust	199,539	2,518,182
Pennsylvania Real Estate Investment Trust (SBI) (b)	96,951	106,646
Physicians Realty Trust	307,886	5,588,131
Piedmont Office Realty Trust, Inc. Class A	195,046	2,986,154
Plymouth Industrial REIT, Inc.	18,206	243,050
Postal Realty Trust, Inc.	11,996	182,339
Potlatch Corp.	101,255	4,661,780
Power (REIT) (a)	507	10,317
Preferred Apartment Communities, Inc. Class A	69,336	457,618
Prologis (REIT), Inc.	1,103,867	112,439,893
PS Business Parks, Inc.	30,035	3,790,417
Public Storage	224,190	47,617,956
QTS Realty Trust, Inc. Class A	90,774	6,156,293
Ramco-Gershenson Properties Trust (SBI)	128,598	753,584
Rayonier, Inc.	211,224	6,184,639
Realty Income Corp.	517,517	32,101,580
Regency Centers Corp.	255,796	10,157,659
Retail Opportunity Investments Corp.	175,181	1,949,765
Retail Properties America, Inc.	332,500	2,098,075
Retail Value, Inc.	25,639	325,872
Rexford Industrial Realty, Inc.	182,469	8,754,863
RLJ Lodging Trust	241,194	2,276,871
Ryman Hospitality Properties, Inc.	85,249	3,253,102
Sabra Health Care REIT, Inc.	298,179	4,421,995
Safety Income and Growth, Inc.	19,928	1,105,406
Saul Centers, Inc.	20,051	561,829
SBA Communications Corp. Class A	167,012	51,117,363
Seritage Growth Properties (a)(b)	53,499	750,591
Simon Property Group, Inc.	458,689	31,122,049
SITE Centers Corp.	234,882	1,763,964
SL Green Realty Corp.	113,847	5,323,486
Sotherly Hotels, Inc. (b)	1,919	3,876
Spirit Realty Capital, Inc.	155,297	5,514,596
Stag Industrial, Inc.	209,539	6,768,110
Store Capital Corp.	337,859	9,135,707
Summit Hotel Properties, Inc.	162,132	954,957
Sun Communities, Inc.	147,952	22,056,684
Sunstone Hotel Investors, Inc.	310,710	2,588,214
Tanger Factory Outlet Centers, Inc. (b)	143,732	817,835
Taubman Centers, Inc.	90,221	3,455,464
Terreno Realty Corp.	102,731	6,126,877
The GEO Group, Inc.	186,435	2,080,615
The Macerich Co. (b)	168,557	1,336,657
UDR, Inc.	442,094	15,389,292
UMH Properties, Inc.	56,337	819,140
Uniti Group, Inc.	283,735	2,786,278
Universal Health Realty Income Trust (SBI)	18,836	1,256,738
Urban Edge Properties	177,682	1,876,322
Urstadt Biddle Properties, Inc. Class A	52,305	486,437
Ventas, Inc.	553,211	22,797,825
VEREIT, Inc.	1,616,135	10,860,427
VICI Properties, Inc.	705,191	15,753,967
Vornado Realty Trust	240,846	8,629,512
Washington Prime Group, Inc. (b)	294,616	200,339
Washington REIT (SBI)	127,784	2,803,581
Weingarten Realty Investors (SBI)	188,269	3,289,059
Welltower, Inc.	626,799	36,053,478
Weyerhaeuser Co.	1,122,451	34,021,490
Wheeler REIT, Inc. (a)(b)	4,774	13,510
Whitestone REIT Class B	59,850	384,836
WP Carey, Inc.	258,194	17,910,918
Xenia Hotels & Resorts, Inc.	175,666	1,577,481
		1,654,257,768
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	15,310	172,544
CBRE Group, Inc. (a)	502,396	23,627,684
CTO Realty Growth, Inc.	7,853	331,161
eXp World Holdings, Inc. (a)	34,778	1,546,925
Forestar Group, Inc. (a)(b)	24,130	428,790
FRP Holdings, Inc. (a)	12,536	514,979
Griffin Industrial Realty, Inc.	4,288	228,036
Howard Hughes Corp. (a)	67,827	4,009,254
Jones Lang LaSalle, Inc.	76,736	7,906,877
Kennedy-Wilson Holdings, Inc.	178,714	2,553,823
Marcus & Millichap, Inc. (a)	36,003	1,015,645
Maui Land & Pineapple, Inc. (a)	22,080	257,453
Newmark Group, Inc.	248,993	1,103,039
RE/MAX Holdings, Inc. (b)	28,337	995,762
Realogy Holdings Corp.	170,524	1,889,406
Redfin Corp. (a)	131,699	6,264,921
Stratus Properties, Inc. (a)	9,028	176,949
Tejon Ranch Co. (a)	27,612	395,128
The RMR Group, Inc.	23,590	665,710
The St. Joe Co. (a)(b)	46,995	1,090,754
Transcontinental Realty Investors, Inc. (a)	14,596	335,708
Trinity Place Holdings, Inc. (a)	4,950	7,079
		55,517,627

TOTAL REAL ESTATE		1,709,775,395

UTILITIES - 2.7%
Electric Utilities - 1.6%
Allete, Inc.	77,108	4,160,748
Alliant Energy Corp.	371,075	20,093,711
American Electric Power Co., Inc.	741,783	58,474,754
Avangrid, Inc.	83,054	3,989,914
Duke Energy Corp.	1,099,661	88,346,765
Edison International	567,385	29,776,365
Entergy Corp.	300,839	29,825,178
Evergy, Inc.	342,242	18,214,119
Eversource Energy	502,199	43,043,476
Exelon Corp.	1,454,720	53,693,715
FirstEnergy Corp.	817,624	23,375,870
Genie Energy Ltd. Class B	34,755	307,234
Hawaiian Electric Industries, Inc. (b)	164,885	5,706,670
IDACORP, Inc.	75,900	6,823,410
MGE Energy, Inc.	54,877	3,566,456
NextEra Energy, Inc.	733,692	204,824,796
NRG Energy, Inc.	364,472	12,541,482
OGE Energy Corp.	297,860	9,489,820
Otter Tail Corp.	63,346	2,460,992
Pinnacle West Capital Corp.	169,218	12,412,140
PNM Resources, Inc.	119,821	5,233,781
Portland General Electric Co.	131,667	5,023,096
PPL Corp.	1,153,798	31,879,439
Southern Co.	1,583,256	82,614,298
Spark Energy, Inc. Class A, (b)	17,335	159,309
Xcel Energy, Inc.	787,927	54,741,228
		810,778,766
Gas Utilities - 0.1%
Atmos Energy Corp.	182,628	18,229,927
Chesapeake Utilities Corp.	26,373	2,157,311
National Fuel Gas Co. (b)	136,865	6,246,519
New Jersey Resources Corp. (b)	141,520	4,265,413
Northwest Natural Holding Co.	48,642	2,486,093
ONE Gas, Inc.	78,995	5,855,109
RGC Resources, Inc.	11,687	272,541
South Jersey Industries, Inc.	142,369	3,153,473
Southwest Gas Holdings, Inc.	82,530	5,188,661
Spire, Inc. (b)	76,804	4,470,761
UGI Corp.	307,683	10,624,294
		62,950,102
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	29,153	704,045
Class C	132,271	3,374,233
Ormat Technologies, Inc. (b)	77,425	4,712,860
Sunnova Energy International, Inc. (a)	35,269	836,581
The AES Corp.	999,691	17,744,515
Vistra Corp.	671,070	12,904,676
		40,276,910
Multi-Utilities - 0.8%
Ameren Corp.	370,429	29,304,638
Avista Corp. (b)	100,350	3,698,901
Black Hills Corp.	95,506	5,355,976
CenterPoint Energy, Inc.	821,935	16,496,235
CMS Energy Corp.	428,466	25,917,908
Consolidated Edison, Inc.	497,288	35,476,526
Dominion Energy, Inc.	1,257,524	98,640,183
DTE Energy Co.	287,050	34,064,224
MDU Resources Group, Inc.	298,209	7,043,697
NiSource, Inc.	575,278	12,748,160
NorthWestern Energy Corp.	80,440	4,153,922
Public Service Enterprise Group, Inc.	758,884	39,644,100
Sempra Energy	437,525	54,099,966
Unitil Corp.	25,866	1,091,545
WEC Energy Group, Inc.	470,884	44,300,767
		412,036,748
Water Utilities - 0.1%
American States Water Co.	57,037	4,339,375
American Water Works Co., Inc.	269,913	38,149,503
Artesian Resources Corp. Class A	10,684	375,970
Cadiz, Inc. (a)(b)	43,771	457,845
California Water Service Group	75,675	3,431,105
Essential Utilities, Inc.	333,390	14,169,075
Global Water Resources, Inc.	12,626	139,517
Middlesex Water Co.	27,005	1,731,831
Pure Cycle Corp. (a)	17,009	166,008
SJW Corp.	36,998	2,313,485
York Water Co.	23,393	1,066,955
		66,340,669

TOTAL UTILITIES		1,392,383,195

TOTAL COMMON STOCKS
(Cost $31,535,934,901)		51,579,645,729

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.12% (e)	16,024,438	16,027,643
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	887,493,271	887,582,020
TOTAL MONEY MARKET FUNDS
(Cost $903,579,078)		903,609,663
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $32,439,513,979)		52,483,255,392
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(767,278,379)
NET ASSETS - 100%		$51,715,977,013

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	199	Sept. 2020	$15,534,935	$423,645	$423,645
CME E-mini S&P 500 Index Contracts (United States)	606	Sept. 2020	106,016,670	4,543,685	4,543,686
CME E-mini S&P MidCap 400 Index Contracts (United States)	40	Sept. 2020	7,703,200	177,311	177,311
TOTAL FUTURES CONTRACTS					$5,144,642

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,216,671 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,248
Fidelity Securities Lending Cash Central Fund	4,436,466
Total	$4,453,714

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,207,101,289	$5,206,776,609	$--	$324,680
Consumer Discretionary	6,381,751,213	6,381,751,213	--	--
Consumer Staples	3,215,515,332	3,215,515,332	--	--
Energy	1,126,367,922	1,126,367,922	--	--
Financials	5,240,752,014	5,240,752,014	--	--
Health Care	7,288,777,662	7,288,773,276	2,474	1,912
Industrials	4,437,451,821	4,437,451,781	--	40
Information Technology	14,210,671,503	14,210,671,503	--	--
Materials	1,369,098,383	1,369,097,869	--	514
Real Estate	1,709,775,395	1,709,775,395	--	--
Utilities	1,392,383,195	1,392,383,195	--	--
Money Market Funds	903,609,663	903,609,663	--	--
Total Investments in Securities:	$52,483,255,392	$52,482,925,772	$2,474	$327,146
Derivative Instruments:
Assets
Futures Contracts	$5,144,642	$5,144,642	$--	$--
Total Assets	$5,144,642	$5,144,642	$--	$--
Total Derivative Instruments:	$5,144,642	$5,144,642	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,144,642	$0
Total Equity Risk	5,144,642	0
Total Value of Derivatives	$5,144,642	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $855,090,826) — See accompanying schedule: Unaffiliated issuers (cost $31,535,934,901)	$51,579,645,729
Fidelity Central Funds (cost $903,579,078)	903,609,663
Total Investment in Securities (cost $32,439,513,979)		$52,483,255,392
Segregated cash with brokers for derivative instruments		6,560,500
Cash		29,085
Receivable for investments sold		42,198,091
Receivable for fund shares sold		55,280,824
Dividends receivable		71,838,177
Distributions receivable from Fidelity Central Funds		1,032,530
Other receivables		1,157,307
Total assets		52,661,351,906
Liabilities
Payable for fund shares redeemed	$55,963,559
Accrued management fee	626,905
Payable for daily variation margin on futures contracts	235,571
Other payables and accrued expenses	1,207,906
Collateral on securities loaned	887,340,952
Total liabilities		945,374,893
Net Assets		$51,715,977,013
Net Assets consist of:
Paid in capital		$32,111,039,647
Total accumulated earnings (loss)		19,604,937,366
Net Assets		$51,715,977,013
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($51,715,977,013 ÷ 524,062,662 shares)		$98.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$402,287,515
Interest		7,863
Income from Fidelity Central Funds (including $4,436,466 from security lending)		4,453,714
Total income		406,749,092
Expenses
Management fee	$3,288,762
Independent trustees' fees and expenses	144,946
Legal	15
Interest	28,193
Commitment fees	31,046
Total expenses before reductions	3,492,962
Expense reductions	(2,408)
Total expenses after reductions		3,490,554
Net investment income (loss)		403,258,538
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(392,011,268)
Fidelity Central Funds	31,668
Foreign currency transactions	3
Futures contracts	(6,073,285)
Total net realized gain (loss)		(398,052,882)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	8,228,491,699
Fidelity Central Funds	(13,989)
Futures contracts	10,412,480
Total change in net unrealized appreciation (depreciation)		8,238,890,190
Net gain (loss)		7,840,837,308
Net increase (decrease) in net assets resulting from operations		$8,244,095,846

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$403,258,538	$927,392,110
Net realized gain (loss)	(398,052,882)	12,310,807,893
Change in net unrealized appreciation (depreciation)	8,238,890,190	(9,329,265,371)
Net increase (decrease) in net assets resulting from operations	8,244,095,846	3,908,934,632
Distributions to shareholders	(126,619,914)	(1,042,068,060)
Share transactions - net increase (decrease)	(2,387,495,424)	(16,484,258,670)
Total increase (decrease) in net assets	5,729,980,508	(13,617,392,098)
Net Assets
Beginning of period	45,985,996,505	59,603,388,603
End of period	$51,715,977,013	$45,985,996,505

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Market Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020A	2019	2018	2017	2016A
Selected Per–Share Data
Net asset value, beginning of period	$83.06	$79.36	$77.42	$68.19	$55.31	$61.58
Income from Investment Operations
Net investment income (loss)B	.75	1.57	1.45	1.36	1.28	1.17
Net realized and unrealized gain (loss)	15.10	3.88	2.28	9.65	13.17	(5.98)
Total from investment operations	15.85	5.45	3.73	11.01	14.45	(4.81)
Distributions from net investment income	(.23)	(1.63)	(1.46)	(1.27)	(1.17)	(1.15)
Distributions from net realized gain	–	(.13)	(.34)	(.51)	(.39)	(.31)
Total distributions	(.23)	(1.75)C	(1.79)D	(1.78)	(1.57)E	(1.46)
Redemption fees added to paid in capitalB	–	–	–	–	–F	–F
Net asset value, end of period	$98.68	$83.06	$79.36	$77.42	$68.19	$55.31
Total ReturnG,H	19.17%	6.77%	5.02%	16.25%	26.32%	(7.91)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.02%K	.02%	.02%	.02%	.02%	.05%
Expenses net of fee waivers, if any	.02%K	.02%	.02%	.02%	.02%	.04%
Expenses net of all reductions	.02%K	.02%	.02%	.02%	.02%	.04%
Net investment income (loss)	1.79%K	1.84%	1.90%	1.86%	2.02%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$51,715,923	$45,985,996	$43,922,333	$6,114,864	$4,684,669	$800,304
Portfolio turnover rateL	3%K	11%M	8%	2%	4%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.75 per share is comprised of distributions from net investment income of $1.627 and distributions from net realized gain of $.127 per share.

 D Total distributions of $1.79 per share is comprised of distributions from net investment income of $1.456 and distributions from net realized gain of $.338 per share.

 E Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Tesla, Inc.	6.7
Square, Inc.	1.0
lululemon athletica, Inc.	0.8
Workday, Inc. Class A	0.7
Veeva Systems, Inc. Class A	0.7
Twilio, Inc. Class A	0.7
The Blackstone Group LP	0.7
NXP Semiconductors NV	0.7
Splunk, Inc.	0.6
CoStar Group, Inc.	0.6
13.2

Top Market Sectors as of August 31, 2020

% of fund's net assets
Information Technology	21.4
Consumer Discretionary	17.3
Health Care	14.9
Financials	13.0
Industrials	11.8
Real Estate	7.0
Communication Services	4.7
Materials	3.5
Consumer Staples	2.7
Utilities	2.0

Fidelity® Extended Market Index Fund

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 0.7%
Alaska Communication Systems Group, Inc. (a)	193,163	$432,685
ATN International, Inc.	52,395	3,038,910
Bandwidth, Inc. (a)(b)	80,321	12,648,951
Cincinnati Bell, Inc. (b)	240,253	3,618,210
Cogent Communications Group, Inc. (a)	198,647	13,360,997
Consolidated Communications Holdings, Inc. (a)(b)	348,515	2,711,447
GCI Liberty, Inc. (b)	450,867	36,421,036
Globalstar, Inc. (a)(b)	3,208,461	1,073,230
IDT Corp. Class B (b)	105,714	689,255
Iridium Communications, Inc. (b)	461,430	12,924,654
Liberty Global PLC:
Class A (b)	745,260	17,416,726
Class B (b)	300	7,038
Class C (b)	1,851,353	42,599,633
Liberty Latin America Ltd.:
Class A (b)	161,607	1,583,749
Class C (b)	579,065	5,524,280
Ooma, Inc. (b)	102,087	1,392,467
ORBCOMM, Inc. (b)	393,191	1,576,696
Otelco, Inc. (b)	200	2,296
PDVWireless, Inc. (b)	57,021	2,494,099
Vonage Holdings Corp. (b)	1,089,456	12,474,271
		171,990,630
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (a)	262,501	1,543,506
Ballantyne of Omaha, Inc. (b)	46,879	73,131
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	544	8,138
Cinedigm Corp. (b)	172,847	152,105
Cinemark Holdings, Inc. (a)	501,418	7,345,774
Gaia, Inc. Class A (a)(b)	70,283	822,311
Glu Mobile, Inc. (b)	617,280	4,901,203
Lions Gate Entertainment Corp.:
Class A (a)(b)	299,542	2,917,539
Class B (b)	472,810	4,283,659
LiveXLive Media, Inc. (a)(b)	155,419	419,631
Madison Square Garden Entertainment Corp. (b)	80,467	6,048,704
Marcus Corp.	108,239	1,696,105
NTN Communications, Inc. (b)	20,786	37,623
Reading International, Inc. Class A (b)	94,967	389,365
Roku, Inc. Class A (b)	432,047	74,951,514
Rosetta Stone, Inc. (b)	118,480	3,599,422
Sciplay Corp. (A Shares) (b)	105,796	1,394,920
The Madison Square Garden Co. (b)	81,333	13,338,612
Warner Music Group Corp. Class A	365,904	10,852,713
World Wrestling Entertainment, Inc. Class A (a)	218,805	9,642,736
Zynga, Inc. (b)	4,523,930	40,986,806
		185,405,517
Interactive Media & Services - 1.5%
ANGI Homeservices, Inc. Class A (a)(b)	295,990	4,106,861
Autoweb, Inc. (a)(b)	46,143	247,788
CarGurus, Inc. Class A (b)	338,790	8,259,700
Cars.com, Inc. (a)(b)	302,182	2,622,940
DHI Group, Inc. (b)	262,377	637,576
Eventbrite, Inc. (a)(b)	156,609	1,683,547
EverQuote, Inc. Class A (b)	49,240	1,748,020
InterActiveCorp (b)	344,138	45,766,913
Izea Worldwide, Inc. (a)(b)	111,221	125,680
Liberty TripAdvisor Holdings, Inc. (b)	291,579	816,421
Match Group, Inc. (b)	1,011,320	112,944,218
MeetMe, Inc. (b)	309,033	1,946,908
Pinterest, Inc. Class A (b)	534,739	19,673,048
Professional Diversity Network, Inc. (a)(b)	5,685	6,339
QuinStreet, Inc. (b)	221,035	2,906,610
Snap, Inc. Class A (b)	3,869,643	87,415,235
Travelzoo, Inc. (b)	17,983	143,684
TripAdvisor, Inc.	480,177	11,221,736
TrueCar, Inc. (b)	424,994	2,010,222
Yelp, Inc. (a)(b)	303,042	7,006,331
Zedge, Inc. (a)(b)	22,584	31,618
Zillow Group, Inc.:
Class A (b)	166,153	14,169,528
Class C (a)(b)	655,539	56,219,025
		381,709,948
Media - 1.7%
A.H. Belo Corp. Class A	71,028	109,383
Altice U.S.A., Inc. Class A (b)	1,280,053	35,303,862
AMC Networks, Inc. Class A (a)(b)	188,050	4,567,735
Beasley Broadcast Group, Inc. Class A	15,847	24,087
Boston Omaha Corp. (a)(b)	59,646	972,826
Cable One, Inc.	24,757	45,561,050
Cardlytics, Inc. (a)(b)	97,494	7,394,920
Cbdmd, Inc. (a)(b)	199,426	492,582
Central European Media Enterprises Ltd. Class A (b)	450,905	1,869,001
Clear Channel Outdoor Holdings, Inc. (b)	1,714,029	2,005,414
comScore, Inc. (b)	245,403	645,410
Creative Realities, Inc. (a)(b)	27,236	37,586
Cumulus Media, Inc. (a)(b)	80,537	400,269
Daily Journal Corp. (a)(b)	4,533	1,247,482
E.W. Scripps Co. Class A	256,753	2,855,093
Emerald Expositions Events, Inc. (a)	131,779	363,710
Entercom Communications Corp. Class A	571,458	857,187
Entravision Communication Corp. Class A	291,837	443,592
Fluent, Inc. (b)	183,347	568,376
Gannett Co., Inc. (a)	592,584	1,025,170
Gray Television, Inc. (b)	405,341	6,290,892
Hemisphere Media Group, Inc. (b)	92,913	826,926
iHeartMedia, Inc. (a)(b)	285,657	2,633,758
Insignia Systems, Inc. (b)	22,471	17,352
John Wiley & Sons, Inc. Class A	212,986	6,741,007
Lee Enterprises, Inc. (a)(b)	318,371	280,994
Liberty Broadband Corp.:
Class A (b)	93,672	12,944,534
Class C (b)	740,131	103,684,952
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	58,281	1,141,725
Liberty Braves Class C (b)	156,959	3,049,713
Liberty Formula One Group Series C (b)	959,728	37,410,197
Liberty Media Class A (b)	120,484	4,359,111
Liberty SiriusXM Series A (a)(b)	367,014	13,326,278
Liberty SiriusXM Series C (b)	807,771	29,075,717
Loral Space & Communications Ltd.	63,646	1,500,136
Marchex, Inc. Class B (b)	161,827	289,670
MDC Partners, Inc. Class A (b)	246,611	540,078
Mediaco Holding, Inc. (a)(b)	3,719	13,537
Meredith Corp. (a)	196,165	2,746,310
MSG Network, Inc. Class A (a)(b)	212,812	2,072,789
National CineMedia, Inc.	299,105	1,079,769
Nexstar Broadcasting Group, Inc. Class A	213,930	20,539,419
Saga Communications, Inc. Class A	17,467	393,008
Salem Communications Corp. Class A (a)	38,194	37,048
Scholastic Corp.	144,686	3,255,435
Sinclair Broadcast Group, Inc. Class A (a)	254,282	5,291,608
Sirius XM Holdings, Inc.	6,393,070	37,527,321
SPAR Group, Inc. (b)	143,038	121,740
Srax, Inc. (a)(b)	55,736	168,323
Srax, Inc. rights 12/31/20 (b)(c)	34,667	6,240
TechTarget, Inc. (b)	111,643	4,429,994
Tegna, Inc.	1,031,098	12,909,347
The New York Times Co. Class A	682,559	29,575,281
Townsquare Media, Inc.	39,720	184,698
Tribune Publishing Co.	94,661	1,074,402
Urban One, Inc. Class D (non-vtg.) (b)	112,382	122,496
WideOpenWest, Inc. (b)	120,497	692,858
Xcel Brands, Inc. (a)(b)	41,881	33,593
		453,132,991
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (b)	214,050	2,780,510
Gogo, Inc. (a)(b)	250,490	1,287,519
NII Holdings, Inc. (b)(c)	489,197	1,061,557
Shenandoah Telecommunications Co.	220,020	12,167,106
Spok Holdings, Inc.	96,009	1,040,738
Telephone & Data Systems, Inc.	440,906	10,198,156
U.S. Cellular Corp. (b)	69,018	2,510,875
		31,046,461

TOTAL COMMUNICATION SERVICES		1,223,285,547

CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.9%
Adient PLC (b)	406,893	7,055,525
American Axle & Manufacturing Holdings, Inc. (b)	537,525	4,181,945
Autoliv, Inc.	368,723	28,885,760
Cooper Tire & Rubber Co. (a)	238,027	8,228,593
Cooper-Standard Holding, Inc. (b)	81,829	1,482,741
Dana, Inc.	683,533	9,535,285
Delphi Technologies PLC (b)	408,041	7,087,672
Dorman Products, Inc. (b)	135,797	11,500,648
Fox Factory Holding Corp. (a)(b)	192,610	19,417,014
Garrett Motion, Inc. (b)	353,298	971,570
Gentex Corp.	1,154,026	31,216,403
Gentherm, Inc. (b)	155,561	7,036,024
Horizon Global Corp. (b)	113,949	683,694
LCI Industries	118,040	13,412,885
Lear Corp.	256,189	29,187,613
Modine Manufacturing Co. (b)	250,078	1,693,028
Motorcar Parts of America, Inc. (a)(b)	93,916	1,635,078
Shiloh Industries, Inc. (a)(b)	59,119	23,062
Standard Motor Products, Inc.	92,866	4,219,831
Stoneridge, Inc. (b)	128,284	2,591,337
Strattec Security Corp.	16,077	336,331
Superior Industries International, Inc. (b)	124,446	191,647
Sypris Solutions, Inc. (b)	33,367	37,371
Tenneco, Inc. (a)(b)	280,096	2,277,180
The Goodyear Tire & Rubber Co.	1,083,750	10,398,581
Unique Fabricating, Inc. (b)	9,426	31,671
Veoneer, Inc. (a)(b)	468,182	6,498,366
Visteon Corp. (b)	130,403	9,836,298
Workhorse Group, Inc. (a)(b)	260,232	4,712,802
XPEL, Inc. (a)(b)	78,776	1,961,522
		226,327,477
Automobiles - 6.9%
Arcimoto, Inc. (a)(b)	68,241	413,540
DropCar, Inc. (a)(b)	328	1,125
Harley-Davidson, Inc.	723,306	20,042,809
Tesla, Inc. (b)	3,454,930	1,721,660,690
Thor Industries, Inc.	261,064	24,652,274
Winnebago Industries, Inc. (a)	160,719	8,675,612
		1,775,446,050
Distributors - 0.3%
Core-Mark Holding Co., Inc.	207,946	6,949,555
Educational Development Corp.	32,392	496,245
Funko, Inc. (a)(b)	87,402	510,428
Pool Corp.	188,454	61,782,759
Weyco Group, Inc.	33,001	594,018
		70,333,005
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (b)	239,430	7,949,076
American Public Education, Inc. (b)	72,111	2,267,170
Aspen Group, Inc. (b)	75,474	964,558
Bright Horizons Family Solutions, Inc. (b)	275,629	36,661,413
Career Education Corp. (b)	334,834	4,811,565
Carriage Services, Inc.	80,618	1,784,883
Chegg, Inc. (b)	556,549	41,039,923
Collectors Universe, Inc.	34,205	1,521,780
Franchise Group, Inc. (a)	52,988	1,301,385
Frontdoor, Inc. (b)	403,501	17,580,539
Graham Holdings Co.	19,205	8,218,780
Grand Canyon Education, Inc. (b)	223,350	21,003,834
Houghton Mifflin Harcourt Co. (b)	514,416	1,162,580
K12, Inc. (b)	185,842	6,915,181
Laureate Education, Inc. Class A (b)	518,642	6,493,398
Lincoln Educational Services Corp. (b)	82,611	650,149
OneSpaWorld Holdings Ltd. (a)	166,392	1,153,097
Regis Corp. (a)(b)	125,533	927,689
Select Interior Concepts, Inc. (b)	96,538	596,605
Service Corp. International	836,440	38,183,486
ServiceMaster Global Holdings, Inc. (b)	624,150	24,903,585
Strategic Education, Inc.	114,918	11,787,139
Universal Technical Institute, Inc. (b)	129,724	914,554
Vivint Smart Home, Inc. Class A (a)(b)	187,848	3,334,302
Weight Watchers International, Inc. (b)	220,229	5,170,977
Xpresspa Group, Inc. (a)(b)	130,547	301,564
Zovio, Inc. (a)(b)	125,853	543,685
		248,142,897
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)(b)	199,858	2,370,316
ARAMARK Holdings Corp.	1,193,357	32,888,919
Ark Restaurants Corp.	8,300	80,593
BBQ Holdings, Inc. (b)	20,922	90,383
BFC Financial Corp. Class A	64,600	994,840
Biglari Holdings, Inc. (b)	449	209,010
Biglari Holdings, Inc. (b)	4,931	488,662
BJ's Restaurants, Inc.	104,336	3,288,671
Bloomin' Brands, Inc. (a)	417,202	5,982,677
Bluegreen Vacations Corp. (a)	41,601	231,302
Boyd Gaming Corp.	382,002	10,230,014
Brinker International, Inc.	209,011	9,413,855
Caesars Entertainment, Inc. (b)	720,434	32,995,877
Carrols Restaurant Group, Inc. (a)(b)	198,974	1,325,167
Century Casinos, Inc. (b)	135,738	834,789
Choice Hotels International, Inc. (a)	148,443	14,738,905
Churchill Downs, Inc.	164,084	28,675,320
Chuy's Holdings, Inc. (b)	82,945	1,844,697
Cracker Barrel Old Country Store, Inc.	112,715	15,071,123
Dave & Buster's Entertainment, Inc. (a)	227,436	3,782,261
Del Taco Restaurants, Inc. (b)	155,797	1,310,253
Denny's Corp. (b)	265,353	3,040,945
Dine Brands Global, Inc. (a)	78,022	4,646,990
Dover Motorsports, Inc.	22,265	32,062
DraftKings, Inc. Class A (a)(b)	1,156,097	40,879,590
Drive Shack, Inc. (a)(b)	295,229	410,368
Dunkin' Brands Group, Inc.	386,439	29,400,279
El Pollo Loco Holdings, Inc. (a)(b)	99,399	1,776,260
Everi Holdings, Inc. (b)	397,717	3,086,284
Extended Stay America, Inc. unit	840,876	10,502,541
Fiesta Restaurant Group, Inc. (b)	104,849	1,050,587
Flanigans Enterprises, Inc. (b)	1,099	18,787
Full House Resorts, Inc. (b)	108,670	206,473
Golden Entertainment, Inc. (b)	97,885	1,256,843
Good Times Restaurants, Inc. (b)	40,245	61,977
Hilton Grand Vacations, Inc. (b)	408,930	8,959,656
Hyatt Hotels Corp. Class A	164,730	9,305,598
Inspired Entertainment, Inc. (a)(b)	65,633	234,966
J. Alexanders Holdings, Inc. (b)	68,394	279,731
Jack in the Box, Inc.	106,898	8,807,326
Kura Sushi U.S.A., Inc. Class A (a)(b)	15,421	188,445
Lindblad Expeditions Holdings (b)	126,946	1,257,400
Luby's, Inc. (b)	53,936	62,026
Marriott Vacations Worldwide Corp.	171,007	16,189,233
Monarch Casino & Resort, Inc. (a)(b)	59,786	2,750,754
Nathan's Famous, Inc. (a)	14,061	737,499
New Canterbury Park Holding Co.	400	4,768
Noodles & Co. (a)(b)	149,847	1,140,336
Papa John's International, Inc.	104,280	10,249,681
Penn National Gaming, Inc. (b)	609,429	31,141,822
Planet Fitness, Inc. (a)(b)	378,833	23,029,258
Playa Hotels & Resorts NV (a)(b)	259,648	1,095,715
PlayAGS, Inc. (b)	128,219	512,876
Potbelly Corp. (a)(b)	129,702	555,125
Rave Restaurant Group, Inc. (a)(b)	27,004	12,697
RCI Hospitality Holdings, Inc. (a)	43,450	830,764
Red Lion Hotels Corp. (b)	142,774	324,097
Red Robin Gourmet Burgers, Inc. (a)(b)	63,919	709,501
Red Rock Resorts, Inc.	332,752	5,681,740
Ruth's Hospitality Group, Inc.	138,050	1,418,464
Scientific Games Corp. Class A (a)(b)	259,101	5,359,504
SeaWorld Entertainment, Inc. (b)	186,162	3,797,705
Shake Shack, Inc. Class A (a)(b)	166,401	11,356,868
Six Flags Entertainment Corp.	365,821	7,949,290
Target Hospitality Corp. (b)	161,509	234,188
Texas Roadhouse, Inc. Class A	309,525	19,496,980
The Cheesecake Factory, Inc. (a)	202,196	5,970,848
The ONE Group Hospitality, Inc. (a)(b)	9,510	17,974
Town Sports International Holdings, Inc. (a)(b)	117,611	69,402
Twin River Worldwide Holdings, Inc.	97,475	2,332,577
Vail Resorts, Inc.	189,588	41,267,620
Wendy's Co.	833,099	17,445,093
Wingstop, Inc.	139,816	22,845,934
Wyndham Destinations, Inc.	394,472	11,435,743
Wyndham Hotels & Resorts, Inc.	441,765	23,130,815
		561,407,639
Household Durables - 0.9%
Bassett Furniture Industries, Inc.	44,549	561,317
Beazer Homes U.S.A., Inc. (b)	145,583	1,781,936
Casper Sleep, Inc. (a)	47,779	433,833
Cavco Industries, Inc. (b)	40,826	7,794,092
Century Communities, Inc. (b)	135,763	4,844,024
Comstock Holding Companies, Inc. (b)	5,255	13,085
Dixie Group, Inc. (b)	52,063	49,980
Emerson Radio Corp. (b)	23,944	17,599
Ethan Allen Interiors, Inc.	108,114	1,539,543
Flexsteel Industries, Inc.	27,568	457,077
GoPro, Inc. Class A (b)	611,497	2,806,771
Green Brick Partners, Inc. (b)	113,220	1,612,253
Hamilton Beach Brands Holding Co. Class A	28,396	620,453
Helen of Troy Ltd. (b)	119,454	24,705,476
Hooker Furniture Corp.	56,516	1,393,119
Hovnanian Enterprises, Inc. Class A (b)	22,827	714,942
Installed Building Products, Inc. (b)	100,986	8,767,605
iRobot Corp. (a)(b)	130,853	9,687,048
KB Home	411,860	14,728,114
Koss Corp. (b)	1,363	2,958
La-Z-Boy, Inc.	218,484	7,100,730
Legacy Housing Corp. (b)	19,089	291,489
LGI Homes, Inc. (b)	103,402	11,566,548
Lifetime Brands, Inc.	49,035	481,524
Live Ventures, Inc. (a)(b)	13,437	119,589
Lovesac (a)(b)	46,332	1,226,408
M.D.C. Holdings, Inc.	234,404	10,168,446
M/I Homes, Inc. (b)	138,390	5,889,878
Meritage Homes Corp. (b)	166,432	15,982,465
Mohawk Group Holdings, Inc. (a)(b)	11,556	93,372
New Home Co. LLC (b)	59,315	256,834
Nova LifeStyle, Inc. (a)(b)	18,912	30,637
Purple Innovation, Inc. (a)(b)	55,078	1,041,525
Skyline Champion Corp. (b)	237,191	6,769,431
Sonos, Inc. (b)	305,896	4,303,957
Taylor Morrison Home Corp. (b)	613,281	14,430,502
Tempur Sealy International, Inc. (b)	205,558	17,583,431
Toll Brothers, Inc. (a)	546,721	23,082,561
TopBuild Corp. (b)	157,798	24,269,332
TRI Pointe Homes, Inc. (b)	613,633	10,358,125
Tupperware Brands Corp. (a)	228,593	3,723,780
Turtle Beach Corp. (a)(b)	65,068	1,273,381
Universal Electronics, Inc. (b)	65,894	2,706,926
VOXX International Corp. (b)	94,307	592,248
Vuzix Corp. (a)(b)	144,813	538,704
Zagg, Inc. (a)(b)	138,785	441,336
		246,854,384
Internet & Direct Marketing Retail - 1.1%
1-800-FLOWERS.com, Inc. Class A (a)(b)	105,712	3,163,960
Blue Apron Holdings, Inc. Class A (a)(b)	36,001	241,567
Chewy, Inc. (a)(b)	253,985	15,510,864
Duluth Holdings, Inc. (a)(b)	67,388	652,316
Etsy, Inc. (b)	560,387	67,078,324
EVINE Live, Inc. (b)	24,283	172,895
Groupon, Inc. (a)(b)	104,339	3,321,110
GrubHub, Inc. (b)	433,890	31,391,942
Lands' End, Inc. (a)(b)	79,744	1,066,975
Leaf Group Ltd. (b)	70,824	344,205
Liquidity Services, Inc. (b)	133,758	964,395
Overstock.com, Inc. (a)(b)	166,148	14,537,950
PetMed Express, Inc. (a)	95,337	3,313,914
Quotient Technology, Inc. (b)	364,300	3,173,053
Qurate Retail, Inc. Series A (b)	1,831,546	20,238,583
Remark Holdings, Inc. (a)(b)	177,689	199,012
Revolve Group, Inc. (a)(b)	60,559	1,216,025
RumbleON, Inc. Class B (a)(b)	2,363	87,904
Shutterstock, Inc.	91,633	4,610,973
Stamps.com, Inc. (b)	76,735	19,133,105
Stitch Fix, Inc. (a)(b)	119,978	2,897,469
The RealReal, Inc. (a)(b)	77,961	1,252,054
The Rubicon Project, Inc. (a)(b)	418,487	3,075,879
U.S. Auto Parts Network, Inc. (b)	141,362	1,986,136
Waitr Holdings, Inc. (b)	296,052	1,193,090
Wayfair LLC Class A (a)(b)	319,275	94,684,194
		295,507,894
Leisure Products - 0.5%
Acushnet Holdings Corp.	163,429	5,767,409
American Outdoor Brands, Inc. (b)	65,853	1,002,941
Brunswick Corp.	371,115	22,968,307
Callaway Golf Co.	444,396	9,270,101
Clarus Corp.	112,447	1,415,708
Escalade, Inc. (a)	33,390	605,361
Genius Brands International, Inc. (a)(b)	221,075	236,550
JAKKS Pacific, Inc. (a)(b)	8,492	33,628
Johnson Outdoors, Inc. Class A	29,502	2,528,616
Malibu Boats, Inc. Class A (b)	98,790	5,122,262
Marine Products Corp.	37,881	547,380
Mattel, Inc. (a)(b)	1,638,842	17,609,357
MCBC Holdings, Inc. (b)	87,650	1,832,762
Nautilus, Inc. (b)	142,144	1,684,406
Peloton Interactive, Inc. Class A (b)	117,431	9,003,435
Polaris, Inc.	270,319	27,313,032
Smith & Wesson Brands, Inc. (b)	263,414	4,809,940
Sturm, Ruger & Co., Inc.	79,784	5,653,494
Vista Outdoor, Inc. (b)	277,492	5,386,120
YETI Holdings, Inc. (a)(b)	317,250	16,300,305
		139,091,114
Multiline Retail - 0.2%
Big Lots, Inc.	183,924	8,672,017
Dillard's, Inc. Class A (a)	42,112	1,272,204
Macy's, Inc. (a)	1,451,441	10,116,544
Nordstrom, Inc. (a)	511,928	8,190,848
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	267,524	25,559,243
		53,810,856
Specialty Retail - 2.0%
Aaron's, Inc. Class A	318,624	17,807,895
Abercrombie & Fitch Co. Class A (a)	264,531	3,441,548
America's Car Mart, Inc. (b)	31,068	3,122,334
American Eagle Outfitters, Inc. (a)	731,203	9,220,470
Asbury Automotive Group, Inc. (b)	89,614	9,480,265
At Home Group, Inc. (b)	226,207	4,322,816
AutoNation, Inc. (b)	270,146	15,360,502
Barnes & Noble Education, Inc. (a)(b)	185,417	422,751
Bed Bath & Beyond, Inc. (a)	595,168	7,249,146
Big 5 Sporting Goods Corp. (a)	96,400	569,724
Blink Charging Co. (a)(b)	69,510	488,655
Boot Barn Holdings, Inc. (a)(b)	134,002	3,782,876
Build-A-Bear Workshop, Inc. (a)(b)	60,976	157,318
Burlington Stores, Inc. (b)	309,650	60,979,375
Caleres, Inc.	202,458	1,581,197
Camping World Holdings, Inc.	158,035	4,592,497
Carvana Co. Class A (a)(b)	261,198	56,408,320
Chico's FAS, Inc.	597,745	765,114
Citi Trends, Inc.	50,091	968,259
Conn's, Inc. (a)(b)	94,253	1,204,553
Destination XL Group, Inc. (a)(b)	161,954	53,850
DGSE Companies, Inc. (b)	16,721	64,877
Dick's Sporting Goods, Inc.	307,124	16,621,551
DSW, Inc. Class A	234,192	1,651,054
Express, Inc. (a)(b)	350,263	388,792
Five Below, Inc. (b)	263,967	28,891,188
Floor & Decor Holdings, Inc. Class A (b)	364,562	26,700,521
Foot Locker, Inc.	493,217	14,959,272
Francesca's Holdings Corp. (a)(b)	13,421	79,184
GameStop Corp. Class A (a)(b)	321,410	2,147,019
Genesco, Inc. (b)	70,688	1,378,416
Group 1 Automotive, Inc.	80,976	6,999,565
GrowGeneration Corp. (a)(b)	132,374	2,112,027
Guess?, Inc. (a)	206,351	2,373,037
Haverty Furniture Companies, Inc.	82,670	1,745,990
Hibbett Sports, Inc. (a)(b)	75,861	2,531,482
J.Jill, Inc. (a)(b)	69,488	26,718
Kirkland's, Inc. (b)	66,801	579,165
Lazydays Holdings, Inc. (b)	12,289	133,704
Lithia Motors, Inc. Class A (sub. vtg.)	104,552	26,029,266
Lumber Liquidators Holdings, Inc. (a)(b)	136,990	3,286,390
MarineMax, Inc. (a)(b)	100,698	2,961,528
Michaels Companies, Inc. (a)(b)	367,524	4,134,645
Monro, Inc.	158,314	7,296,692
Murphy U.S.A., Inc. (b)	129,112	17,412,044
National Vision Holdings, Inc. (a)(b)	380,025	14,277,539
OneWater Marine, Inc. Class A (a)	23,205	663,199
Party City Holdco, Inc. (a)(b)	269,502	738,435
Penske Automotive Group, Inc. (a)	144,974	6,838,424
Rent-A-Center, Inc.	228,976	7,029,563
RH (a)(b)	78,657	26,000,071
Sally Beauty Holdings, Inc. (a)(b)	533,995	5,959,384
Shoe Carnival, Inc. (a)	46,365	1,524,481
Signet Jewelers Ltd. (a)	245,182	4,234,293
Sleep Number Corp. (a)(b)	130,829	6,279,792
Sonic Automotive, Inc. Class A (sub. vtg.) (a)	111,421	4,708,651
Sportsman's Warehouse Holdings, Inc. (b)	191,791	3,010,160
The Buckle, Inc. (a)	138,703	2,599,294
The Cato Corp. Class A (sub. vtg.)	113,369	906,952
The Children's Place Retail Stores, Inc. (a)	71,312	1,423,744
The Container Store Group, Inc. (a)(b)	73,884	314,007
The ODP Corp.	246,471	5,762,492
Tilly's, Inc.	126,614	802,733
Trans World Entertainment Corp. (a)(b)	1,429	9,646
TravelCenters of America LLC (b)	34,858	744,567
Urban Outfitters, Inc. (b)	317,764	7,480,165
Williams-Sonoma, Inc.	367,247	32,229,597
Winmark Corp.	10,492	1,620,489
Zumiez, Inc. (b)	100,041	2,569,053
		510,210,323
Textiles, Apparel & Luxury Goods - 1.3%
APEX Global Brands, Inc.	16,787	13,900
Capri Holdings Ltd. (b)	709,567	11,239,541
Carter's, Inc.	204,835	16,308,963
Charles & Colvard Ltd. (a)(b)	56,754	39,058
Columbia Sportswear Co. (a)	131,263	11,232,175
Crocs, Inc. (b)	319,651	12,757,271
Crown Crafts, Inc.	3,686	22,042
Culp, Inc.	47,215	566,580
Deckers Outdoor Corp. (b)	132,350	26,982,195
Delta Apparel, Inc. (b)	28,383	400,768
Forward Industries, Inc. (NY Shares) (a)(b)	18,474	29,928
Fossil Group, Inc. (a)(b)	227,920	1,466,665
G-III Apparel Group Ltd. (a)(b)	204,689	2,263,860
Iconix Brand Group, Inc. (a)(b)	26,935	21,817
Kontoor Brands, Inc. (a)	219,205	4,844,431
Lakeland Industries, Inc. (a)(b)	35,718	729,719
Levi Strauss & Co. Class A (a)	174,006	2,143,754
lululemon athletica, Inc. (b)	539,201	202,561,640
Movado Group, Inc.	84,900	926,259
Oxford Industries, Inc. (a)	77,335	3,830,403
Rocky Brands, Inc.	36,338	875,019
Sequential Brands Group, Inc. (a)(b)	4,538	27,636
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	646,280	19,291,458
Steven Madden Ltd.	366,213	7,749,067
Superior Group of Companies, Inc. (a)	31,084	719,284
Toughbuilt Industries, Inc. (a)(b)	41,831	28,382
Unifi, Inc. (b)	71,584	875,472
Vera Bradley, Inc. (b)	116,716	615,093
Vince Holding Corp. (b)	16,911	85,062
Wolverine World Wide, Inc.	382,132	9,545,657
		338,193,099

TOTAL CONSUMER DISCRETIONARY		4,465,324,738

CONSUMER STAPLES - 2.7%
Beverages - 0.5%
Alkaline Water Co., Inc. (b)	223,735	333,365
Boston Beer Co., Inc. Class A (b)	45,666	40,276,499
Celsius Holdings, Inc. (a)(b)	148,733	2,888,395
Coca-Cola Bottling Co. Consolidated	21,398	5,848,073
Craft Brew Alliance, Inc. (b)	59,681	932,217
Eastside Distilling, Inc. (a)(b)	8,987	11,953
Keurig Dr. Pepper, Inc.	2,188,899	65,294,857
MGP Ingredients, Inc.	64,598	2,296,459
National Beverage Corp. (a)(b)	55,183	4,487,482
Newage, Inc. (a)(b)	148,638	322,544
REED'S, Inc. (a)(b)	182,674	186,327
		122,878,171
Food & Staples Retailing - 0.6%
Andersons, Inc.	160,982	2,854,211
BJ's Wholesale Club Holdings, Inc. (b)	580,965	25,800,656
Casey's General Stores, Inc.	172,140	30,615,099
Chefs' Warehouse Holdings (b)	142,843	2,115,505
Grocery Outlet Holding Corp. (b)	302,151	12,427,471
HF Foods Group, Inc. (a)(b)	160,448	1,273,957
iFresh, Inc. (b)	19,708	18,494
Ingles Markets, Inc. Class A	67,873	2,742,069
Natural Grocers by Vitamin Cottage, Inc. (a)	42,028	492,568
Performance Food Group Co. (b)	626,572	22,876,144
PriceSmart, Inc.	106,038	6,971,999
Rite Aid Corp. (a)(b)	258,555	3,366,386
SpartanNash Co.	166,713	3,330,926
Sprouts Farmers Market LLC (b)	556,869	13,002,891
U.S. Foods Holding Corp. (b)	1,042,767	25,391,376
United Natural Foods, Inc. (a)(b)	252,299	4,553,997
Village Super Market, Inc. Class A	40,945	1,041,641
Weis Markets, Inc. (a)	77,276	3,804,297
		162,679,687
Food Products - 1.1%
Alico, Inc.	17,841	576,621
Arcadia Biosciences, Inc. (a)(b)	30,854	96,264
B&G Foods, Inc. Class A (a)	302,196	9,410,383
Beyond Meat, Inc. (a)(b)	50,421	6,849,693
Bridgford Foods Corp. (b)	700	11,613
Bunge Ltd.	669,172	30,527,627
Cal-Maine Foods, Inc. (b)	172,434	6,654,228
Calavo Growers, Inc. (a)	75,491	4,791,414
Coffee Holding Co., Inc. (b)	29,362	93,665
Darling Ingredients, Inc. (b)	772,661	24,701,972
Farmer Brothers Co. (b)	70,663	444,470
Flowers Foods, Inc. (a)	903,168	22,091,489
Fresh Del Monte Produce, Inc.	143,897	3,336,971
Freshpet, Inc. (b)	163,013	18,518,277
Hostess Brands, Inc. Class A (a)(b)	597,141	7,667,290
Ingredion, Inc.	315,688	25,393,943
J&J Snack Foods Corp.	69,198	9,407,468
John B. Sanfilippo & Son, Inc.	43,280	3,446,819
Lancaster Colony Corp.	93,313	16,583,586
Landec Corp. (b)	144,548	1,480,172
Lifeway Foods, Inc. (b)	26,937	124,718
Limoneira Co. (a)	78,053	1,129,427
Pilgrim's Pride Corp. (b)	246,781	3,948,496
Post Holdings, Inc. (b)	301,720	26,557,394
RiceBran Technologies (b)	102,744	54,454
Rocky Mountain Chocolate Factory, Inc.	4,045	13,187
S&W Seed Co. (b)	104,872	246,449
Sanderson Farms, Inc.	93,020	10,879,619
Seaboard Corp.	1,169	3,136,427
Seneca Foods Corp. Class A (b)	36,254	1,716,989
The Hain Celestial Group, Inc. (a)(b)	365,359	11,980,122
The Simply Good Foods Co. (b)	390,190	9,696,222
Tootsie Roll Industries, Inc. (a)	73,914	2,364,509
TreeHouse Foods, Inc. (b)	265,903	11,383,307
		275,315,285
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (b)	231,700	8,609,972
Energizer Holdings, Inc.	300,833	13,925,560
Ocean Bio-Chem, Inc.	18,431	258,034
Oil-Dri Corp. of America	23,820	834,176
Reynolds Consumer Products, Inc.	226,426	7,524,136
Spectrum Brands Holdings, Inc.	191,651	11,422,400
WD-40 Co.	64,786	13,240,963
		55,815,241
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)(b)	191,665	3,725,968
Cyanotech Corp. (b)	3,737	8,520
Edgewell Personal Care Co. (a)(b)	254,696	7,312,322
elf Beauty, Inc. (a)(b)	132,214	2,582,139
Guardion Health Sciences, Inc. (a)(b)	272,364	85,495
Herbalife Nutrition Ltd. (b)	392,089	19,271,174
Inter Parfums, Inc.	79,791	3,564,264
LifeVantage Corp. (a)(b)	62,133	933,238
Mannatech, Inc.	4,435	83,467
MediFast, Inc.	55,936	9,101,906
MYOS Corp. (b)	833	1,108
Natural Alternatives International, Inc. (b)	19,731	157,848
Natural Health Trends Corp.	34,344	178,932
Nature's Sunshine Products, Inc. (b)	31,350	346,104
Nu Skin Enterprises, Inc. Class A	241,219	11,402,422
Reliv International, Inc. (b)	1,499	4,797
Revlon, Inc. (a)(b)	36,264	265,452
Summer Infant, Inc. (a)(b)	4,081	72,030
United-Guardian, Inc.	6,104	89,729
USANA Health Sciences, Inc. (b)	57,067	4,474,623
Veru, Inc. (a)(b)	223,498	619,089
Youngevity International, Inc. (a)(b)	35,729	27,511
		64,308,138
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	644,299	380,072
Turning Point Brands, Inc. (a)	54,045	1,561,901
Universal Corp.	115,029	4,993,409
Vector Group Ltd.	561,027	5,649,542
		12,584,924

TOTAL CONSUMER STAPLES		693,581,446

ENERGY - 1.5%
Energy Equipment & Services - 0.3%
Archrock, Inc.	597,492	3,919,548
Aspen Aerogels, Inc. (b)	92,499	786,242
Bristow Group, Inc. (b)	32,628	616,995
Cactus, Inc.	218,166	4,819,287
Championx Corp. (b)	883,093	9,042,872
Core Laboratories NV (a)	212,364	4,444,779
Dawson Geophysical Co. (b)	86,896	153,806
DMC Global, Inc. (a)	72,085	2,553,972
Dril-Quip, Inc. (a)(b)	161,779	5,359,738
ENGlobal Corp. (b)	48,611	38,335
Enservco Corp. (a)(b)	76,307	10,584
Exterran Corp. (b)	137,454	632,288
Forum Energy Technologies, Inc. (a)(b)	400,780	219,267
Frank's International NV (b)	478,583	1,105,527
Geospace Technologies Corp. (b)	68,128	446,238
Gulf Island Fabrication, Inc. (b)	50,167	140,468
Helix Energy Solutions Group, Inc. (b)	685,737	2,454,938
Helmerich & Payne, Inc. (a)	502,064	8,274,015
Independence Contract Drilling, Inc. (a)(b)	22,877	63,598
ION Geophysical Corp. (a)(b)	52,303	106,175
KLX Energy Services Holdings, Inc. (a)(b)	23,610	185,575
Liberty Oilfield Services, Inc. Class A (a)	242,000	1,560,900
Mammoth Energy Services, Inc. (a)(b)	62,666	85,226
Matrix Service Co. (b)	134,805	1,245,598
MIND Technology, Inc. (b)	40,167	100,418
Nabors Industries Ltd. (a)	33,238	1,328,855
Natural Gas Services Group, Inc. (b)	51,774	423,511
NCS Multistage Holdings, Inc. (a)(b)	58,361	36,254
Newpark Resources, Inc. (b)	440,816	859,591
Nextier Oilfield Solutions, Inc. (b)	764,271	1,925,963
Nine Energy Service, Inc. (a)(b)	75,998	104,117
Oceaneering International, Inc. (b)	483,682	2,607,046
Oil States International, Inc. (a)(b)	301,433	1,323,291
Patterson-UTI Energy, Inc.	854,303	3,289,067
Profire Energy, Inc. (b)	143,347	105,690
ProPetro Holding Corp. (b)	398,218	2,500,809
Ranger Energy Services, Inc. Class A (a)(b)	20,663	55,583
RigNet, Inc. (b)	57,824	288,542
RPC, Inc. (a)(b)	275,755	863,113
SAExploration Holdings, Inc.:
Series A warrants 7/27/21 (b)(d)	42	0
Series B warrants 7/27/21 (b)(d)	42	0
SEACOR Holdings, Inc. (b)	83,095	2,626,633
SEACOR Marine Holdings, Inc. (b)	91,533	245,308
Select Energy Services, Inc. Class A (b)	319,356	1,523,328
Smart Sand, Inc. (a)(b)	100,045	138,062
Solaris Oilfield Infrastructure, Inc. Class A	153,664	1,195,506
Superior Drilling Products, Inc. (a)(b)	61,142	23,907
TETRA Technologies, Inc. (b)	568,895	386,849
Tidewater, Inc. (a)(b)	193,127	1,326,782
Transocean Ltd. (United States) (a)(b)	2,767,978	3,376,933
U.S. Silica Holdings, Inc. (a)	353,358	1,575,977
U.S. Well Services, Inc. (a)(b)	48,154	13,343
		76,510,449
Oil, Gas & Consumable Fuels - 1.2%
Abraxas Petroleum Corp. (a)(b)	751,149	144,145
Adams Resources & Energy, Inc.	9,725	206,851
Aemetis, Inc. (a)(b)	43,473	72,165
Altus Midstream Co. (a)(b)	14,634	192,583
Amplify Energy Corp. New (a)	113,995	139,074
Antero Midstream GP LP	1,327,255	8,985,516
Antero Resources Corp. (a)(b)	891,500	2,870,630
Arch Resources, Inc.	74,716	2,814,552
Barnwell Industries, Inc. (a)(b)	11,088	9,569
Berry Petroleum Corp.	195,333	769,612
Bonanza Creek Energy, Inc. (b)	88,263	1,768,791
Brigham Minerals, Inc. Class A	141,429	1,670,276
Callon Petroleum Co. (a)(b)	190,682	1,264,222
Centennial Resource Development, Inc. Class A (a)(b)	979,757	711,500
Centrus Energy Corp. Class A (a)(b)	21,753	240,588
Cheniere Energy, Inc. (a)(b)	1,079,637	56,195,106
Cimarex Energy Co.	483,355	13,427,602
Clean Energy Fuels Corp. (b)	637,421	1,682,791
CNX Resources Corp. (b)	885,879	9,709,234
Comstock Resources, Inc. (b)	271,500	1,563,840
CONSOL Energy, Inc. (a)(b)	124,617	644,270
Contango Oil & Gas Co. (a)(b)	386,658	626,386
Continental Resources, Inc. (a)	380,502	6,537,024
CVR Energy, Inc. (a)	130,697	2,181,333
Delek U.S. Holdings, Inc.	351,495	5,529,016
Diamond S Shipping, Inc. (b)	105,500	864,045
Dorian LPG Ltd. (b)	121,022	1,021,426
Earthstone Energy, Inc. (a)(b)	106,067	310,776
EQT Corp.	1,205,811	19,136,221
Equitrans Midstream Corp.	1,901,015	19,542,434
Evolution Petroleum Corp.	142,653	389,443
Falcon Minerals Corp.	182,062	511,594
Gevo, Inc. (a)(b)	58,507	73,134
Goodrich Petroleum Corp. (b)	27,152	224,004
Green Plains, Inc. (a)(b)	150,092	2,008,231
Gulfport Energy Corp. (a)(b)	704,078	496,868
Hallador Energy Co.	76,925	59,386
Highpoint Resources, Inc. (a)(b)	576,924	181,443
Houston American Energy Corp. (a)(b)	7,757	10,705
International Seaways, Inc.	116,092	1,968,920
Kosmos Energy Ltd.	1,784,506	2,623,224
Laredo Petroleum, Inc. (a)(b)	43,913	717,978
Lonestar Resources U.S., Inc. (a)(b)	94,981	28,209
Magnolia Oil & Gas Corp. Class A (b)	494,860	3,186,898
Matador Resources Co. (a)(b)	524,699	5,105,321
Mexco Energy Corp. (a)(b)	2,080	10,546
Montage Resources Corp. (b)	107,612	555,278
Murphy Oil Corp. (a)	685,438	9,417,918
NACCO Industries, Inc. Class A	20,158	413,239
Nextdecade Corp. (b)	57,546	76,536
Northern Oil & Gas, Inc. (a)(b)	1,082,100	734,205
Oasis Petroleum, Inc. (a)(b)	1,445,308	802,724
Overseas Shipholding Group, Inc. (b)	296,920	626,501
Ovintiv, Inc. (a)	1,225,219	13,575,427
Pacific Ethanol, Inc. (b)	223,039	883,234
Panhandle Royalty Co. Class A (a)	84,554	159,807
Par Pacific Holdings, Inc. (b)	186,083	1,615,200
Parsley Energy, Inc. Class A	1,458,940	15,683,605
PBF Energy, Inc. Class A	478,399	4,095,095
PDC Energy, Inc. (b)	457,191	6,921,872
Peabody Energy Corp. (a)	347,440	906,818
Pedevco Corp. (a)(b)	6,070	8,012
Penn Virginia Corp. (a)(b)	67,227	767,732
PrimeEnergy Corp. (b)	4,183	281,265
QEP Resources, Inc.	1,151,745	1,497,269
Range Resources Corp. (a)	1,006,728	7,510,191
Renewable Energy Group, Inc. (a)(b)	180,177	6,023,317
Rex American Resources Corp. (b)	27,194	1,680,045
Ring Energy, Inc. (a)(b)	300,992	206,240
SandRidge Energy, Inc. (b)	160,445	253,503
SilverBow Resources, Inc. (a)(b)	25,559	126,261
SM Energy Co.	523,067	1,271,053
Southwestern Energy Co. (a)(b)	2,572,391	7,151,247
Talos Energy, Inc. (a)(b)	99,929	750,467
Targa Resources Corp.	1,105,663	18,807,328
Tellurian, Inc. (a)(b)	462,521	429,590
Tengasco, Inc. (b)	71,660	74,526
Torchlight Energy Resources, Inc. (a)(b)	215,751	66,473
TransAtlantic Petroleum Ltd. (a)(b)	78,088	19,577
U.S. Energy Corp. (a)(b)	1,627	9,111
Uranium Energy Corp. (a)(b)	917,347	1,054,949
VAALCO Energy, Inc. (b)	270,263	286,479
Vertex Energy, Inc. (a)(b)	53,517	30,505
W&T Offshore, Inc. (a)(b)	443,687	989,422
Westwater Resources, Inc. (a)(b)	2,980	5,692
World Fuel Services Corp.	293,366	7,744,862
WPX Energy, Inc. (b)	1,949,052	10,836,729
Zion Oil & Gas, Inc. (a)(b)	592,002	184,468
		302,961,254

TOTAL ENERGY		379,471,703

FINANCIALS - 13.0%
Banks - 4.0%
1st Constitution Bancorp	41,322	502,889
1st Source Corp.	80,104	2,759,583
ACNB Corp.	42,632	896,125
Allegiance Bancshares, Inc.	98,492	2,503,667
Amalgamated Bank	76,605	901,641
American National Bankshares, Inc.	49,866	1,123,980
American River Bankshares	17,301	170,588
Ameris Bancorp	310,186	7,605,761
AmeriServ Financial, Inc.	14,455	40,329
Ames National Corp.	27,600	550,620
Arrow Financial Corp.	72,286	2,070,994
Associated Banc-Corp.	730,622	9,819,560
Atlantic Capital Bancshares, Inc. (b)	116,659	1,345,662
Auburn National Bancorp., Inc.	5,397	220,090
Banc of California, Inc.	212,849	2,339,211
BancFirst Corp. (a)	74,747	3,288,868
Bancorp, Inc., Delaware (b)	248,034	2,356,323
BancorpSouth Bank	453,944	9,796,112
Bank First National Corp. (a)	27,027	1,686,485
Bank of Commerce Holdings	96,497	709,253
Bank of Hawaii Corp.	186,705	10,276,243
Bank of Marin Bancorp	62,562	1,991,348
Bank of South Carolina Corp.	11,284	183,365
Bank of the James Financial Group, Inc.	200	2,044
Bank OZK	568,640	13,101,466
Bank7 Corp.	254	2,601
BankFinancial Corp.	79,534	577,417
BankUnited, Inc.	420,684	9,835,592
Bankwell Financial Group, Inc.	40,214	627,338
Banner Corp.	164,326	5,935,455
Bar Harbor Bankshares	74,348	1,506,290
BayCom Corp. (a)(b)	58,769	680,839
BCB Bancorp, Inc.	73,258	596,686
Berkshire Hills Bancorp, Inc.	217,909	2,000,405
BOK Financial Corp.	150,462	8,446,937
Boston Private Financial Holdings, Inc.	394,293	2,342,100
Bridge Bancorp, Inc.	93,687	1,874,677
Brookline Bancorp, Inc., Delaware	395,723	3,798,941
Bryn Mawr Bank Corp.	102,345	2,777,643
Business First Bancshares, Inc.	89,937	1,301,388
Byline Bancorp, Inc.	124,884	1,578,534
C & F Financial Corp.	12,095	386,677
Cadence Bancorp Class A	595,785	5,659,958
Cambridge Bancorp	30,349	1,664,339
Camden National Corp.	76,877	2,510,418
Capital City Bank Group, Inc.	61,468	1,245,956
Capstar Financial Holdings, Inc.	64,046	652,629
Carter Bank & Trust	113,445	804,325
Cathay General Bancorp	354,443	8,751,198
CB Financial Services, Inc.	33,968	631,805
CBTX, Inc.	92,471	1,456,418
Central Pacific Financial Corp.	143,053	2,215,891
Central Valley Community Bancorp	60,316	725,601
Century Bancorp, Inc. Class A (non-vtg.)	14,628	1,030,543
Chemung Financial Corp.	14,522	416,927
CIT Group, Inc.	464,925	9,145,075
Citizens & Northern Corp.	64,037	1,097,594
Citizens Community Bancorp, Inc.	15,344	106,027
Citizens Holding Co.	17,309	370,932
City Holding Co.	79,250	5,070,415
Civista Bancshares, Inc.	70,918	946,755
CNB Financial Corp., Pennsylvania	73,273	1,168,704
Coastal Financial Corp. of Washington (b)	36,180	497,475
Codorus Valley Bancorp, Inc.	37,804	487,672
Colony Bankcorp, Inc.	11,155	122,705
Columbia Banking Systems, Inc.	341,176	9,522,222
Commerce Bancshares, Inc. (a)	470,645	28,036,323
Community Bank System, Inc.	248,078	14,926,853
Community Bankers Trust Corp.	168,702	865,441
Community Financial Corp.	23,730	527,755
Community Trust Bancorp, Inc.	85,097	2,746,080
Community West Bancshares	400	3,280
ConnectOne Bancorp, Inc.	174,812	2,643,157
County Bancorp, Inc.	24,663	475,996
CrossFirst Bankshares, Inc. (a)(b)	38,343	353,906
Cullen/Frost Bankers, Inc.	268,140	18,625,004
Customers Bancorp, Inc. (b)	147,026	1,877,522
CVB Financial Corp.	609,528	11,099,505
Eagle Bancorp Montana, Inc.	27,441	483,785
Eagle Bancorp, Inc.	145,195	4,178,712
East West Bancorp, Inc.	666,074	24,498,202
Emclaire Financial Corp.	100	2,125
Enterprise Bancorp, Inc.	36,527	793,732
Enterprise Financial Services Corp.	131,386	3,929,755
Equity Bancshares, Inc. (b)	71,250	1,132,875
Esquire Financial Holdings, Inc. (b)	19,033	314,045
Evans Bancorp, Inc.	16,919	385,753
Farmers & Merchants Bancorp, Inc.	48,925	1,054,334
Farmers National Banc Corp.	139,671	1,628,564
FB Financial Corp.	142,253	3,840,831
Fidelity D & D Bancorp, Inc.	16,387	741,020
Financial Institutions, Inc.	88,335	1,522,012
First Bancorp, North Carolina	150,261	3,072,837
First Bancorp, Puerto Rico	1,050,366	6,018,597
First Bancshares, Inc.	106,130	2,275,427
First Bank Hamilton New Jersey	73,066	476,390
First Busey Corp.	255,594	4,553,407
First Business Finance Services, Inc.	36,856	571,268
First Capital, Inc. (a)	13,919	850,033
First Choice Bancorp	42,084	595,489
First Citizens Bancshares, Inc.	37,321	14,672,751
First Commonwealth Financial Corp.	492,638	4,039,632
First Community Bankshares, In	78,863	1,517,324
First Community Corp.	49,271	624,756
First Financial Bancorp, Ohio	471,547	6,469,625
First Financial Bankshares, Inc. (a)	659,491	19,966,090
First Financial Corp., Indiana	66,278	2,279,300
First Financial Northwest, Inc.	38,007	364,107
First Foundation, Inc.	197,807	3,004,688
First Guaranty Bancshares, Inc.	561	7,198
First Hawaiian, Inc.	614,594	10,159,239
First Horizon National Corp. (a)	2,614,879	24,972,094
First Internet Bancorp	42,622	622,707
First Interstate Bancsystem, Inc. (a)	163,643	5,367,490
First Merchants Corp.	243,469	6,227,937
First Mid-Illinois Bancshares, Inc.	62,927	1,638,619
First Midwest Bancorp, Inc., Delaware	549,055	6,841,225
First National Corp.	200	2,718
First Northwest Bancorp	28,933	321,156
First of Long Island Corp.	117,085	1,799,011
First Savings Financial Group, Inc.	1,305	56,768
First United Corp.	30,619	350,588
Flushing Financial Corp.	140,927	1,709,445
FNB Corp., Pennsylvania	1,521,560	11,411,700
FNCM Bancorp, Inc.	76,169	445,589
Franklin Financial Services Corp.	17,501	417,224
Fulton Financial Corp.	745,690	7,292,848
FVCBankcorp, Inc. (b)	46,750	492,745
German American Bancorp, Inc.	128,545	3,644,251
Glacier Bancorp, Inc.	413,407	14,504,385
Glen Burnie Bancorp (a)	18,315	184,066
Great Southern Bancorp, Inc.	58,083	2,238,519
Great Western Bancorp, Inc.	258,071	3,594,929
Guaranty Bancshares, Inc. Texas	47,148	1,247,065
Hancock Whitney Corp.	409,026	8,184,610
Hanmi Financial Corp.	161,158	1,535,836
HarborOne Bancorp, Inc.	293,534	2,539,069
Hawthorn Bancshares, Inc.	53,198	974,587
HBT Financial, Inc.	46,997	556,914
Heartland Financial U.S.A., Inc.	159,108	5,478,088
Heritage Commerce Corp.	295,362	2,046,859
Heritage Financial Corp., Washington (a)	173,323	3,456,061
Hilltop Holdings, Inc.	330,612	6,810,607
Home Bancshares, Inc.	717,819	11,635,846
HomeTrust Bancshares, Inc.	84,570	1,186,517
Hope Bancorp, Inc.	567,235	4,798,808
Horizon Bancorp, Inc. Indiana	191,135	2,136,889
Howard Bancorp, Inc. (a)(b)	42,944	421,281
Independent Bank Corp.	118,499	1,766,820
Independent Bank Corp., Massachusetts	156,028	9,806,360
Independent Bank Group, Inc.	171,751	7,986,422
International Bancshares Corp.	260,071	8,213,042
Investar Holding Corp.	40,668	553,085
Investors Bancorp, Inc.	908,274	7,039,124
Lakeland Bancorp, Inc.	245,474	2,609,389
Lakeland Financial Corp.	123,789	5,655,919
Landmark Bancorp, Inc.	355	7,459
LCNB Corp.	59,345	869,998
Level One Bancorp, Inc.	22,971	369,833
Limestone Bancorp, Inc. (b)	20,885	224,514
Live Oak Bancshares, Inc.	135,562	3,006,765
Macatawa Bank Corp.	119,957	878,085
Mackinac Financial Corp.	22,774	228,195
Mainstreet Bancshares, Inc. (b)	23,042	295,398
Malvern Bancorp, Inc. (b)	81,605	1,007,822
Mercantil Bank Holding Corp. Class A (a)(b)	113,833	1,496,904
Mercantile Bank Corp.	82,951	1,811,650
Meridian Bank/Malvern, PA	300	4,401
Metrocity Bankshares, Inc. (a)	34,625	472,285
Metropolitan Bank Holding Corp. (b)	34,732	1,075,650
Mid Penn Bancorp, Inc.	38,753	745,608
Middlefield Banc Corp.	26,166	497,154
Midland States Bancorp, Inc.	108,664	1,587,581
MidWestOne Financial Group, Inc.	59,556	1,130,968
MVB Financial Corp.	60,252	855,578
National Bank Holdings Corp.	154,533	4,394,919
National Bankshares, Inc.	30,379	754,311
NBT Bancorp, Inc.	209,369	6,379,473
Nicolet Bankshares, Inc. (b)	46,261	2,776,585
Northeast Bank	44,271	826,097
Northrim Bancorp, Inc.	32,146	865,049
Norwood Financial Corp.	25,663	635,159
Oak Valley Bancorp Oakdale California	988	13,338
OceanFirst Financial Corp.	288,792	4,508,043
OFG Bancorp (a)	246,657	3,167,076
Ohio Valley Banc Corp.	14,225	324,330
Old National Bancorp, Indiana (a)	758,299	10,601,020
Old Point Financial Corp.	8,643	135,263
Old Second Bancorp, Inc.	137,721	1,125,181
Origin Bancorp, Inc.	99,788	2,362,980
Orrstown Financial Services, Inc.	49,439	680,775
Pacific City Financial Corp.	58,618	559,802
Pacific Mercantile Bancorp (b)	74,732	277,256
Pacific Premier Bancorp, Inc.	374,686	8,464,157
PacWest Bancorp	540,615	10,314,934
Park National Corp.	61,119	5,495,209
Parke Bancorp, Inc.	46,200	568,260
Pathfinder Bancorp, Inc.	200	1,902
Patriot National Bancorp, Inc.	1,376	7,706
Peapack-Gladstone Financial Corp.	85,204	1,448,468
Penns Woods Bancorp, Inc.	27,874	578,386
People's Utah Bancorp	87,209	1,798,250
Peoples Bancorp of North Carolina	30,748	522,716
Peoples Bancorp, Inc.	96,806	2,046,479
Peoples Financial Services Corp.	30,443	1,109,343
Pinnacle Financial Partners, Inc.	327,834	13,096,968
Plumas Bancorp	200	3,952
Popular, Inc.	409,118	15,153,731
Preferred Bank, Los Angeles	69,718	2,607,453
Premier Financial Bancorp, Inc.	39,963	512,326
Prosperity Bancshares, Inc.	435,722	23,755,563
QCR Holdings, Inc.	78,151	2,342,185
RBB Bancorp	72,154	935,837
Red River Bancshares, Inc.	10,822	470,973
Reliant Bancorp, Inc.	67,458	978,141
Renasant Corp.	253,491	6,431,067
Republic Bancorp, Inc., Kentucky Class A	51,796	1,593,245
Republic First Bancorp, Inc. (b)	240,926	503,535
Richmond Mutual Bancorp., Inc.	59,898	678,045
S&T Bancorp, Inc.	190,026	3,837,575
Salisbury Bancorp, Inc.	200	7,142
Sandy Spring Bancorp, Inc.	218,907	5,236,255
SB Financial Group, Inc. (a)	31,466	435,489
Seacoast Banking Corp., Florida (b)	262,006	5,303,001
Select Bancorp, Inc. New (b)	79,828	610,684
ServisFirst Bancshares, Inc.	221,642	8,123,179
Shore Bancshares, Inc.	41,535	404,966
Sierra Bancorp	71,467	1,277,115
Signature Bank	252,028	24,454,277
Silvergate Capital Corp. (a)(b)	18,756	280,027
Simmons First National Corp. Class A (a)	504,108	8,605,124
SmartFinancial, Inc.	65,632	903,753
Sound Financial Bancorp, Inc.	300	8,550
South Plains Financial, Inc.	18,320	261,610
South State Corp.	336,656	18,745,006
Southern First Bancshares, Inc. (b)	40,709	1,054,363
Southern National Bancorp of Virginia, Inc.	92,116	787,592
Southside Bancshares, Inc.	140,742	3,878,146
Spirit of Texas Bancshares, Inc. (b)	84,372	1,054,650
Sterling Bancorp (a)	911,441	10,636,516
Stock Yards Bancorp, Inc.	107,186	4,601,495
Summit Financial Group, Inc.	29,303	432,219
Summit State Bank	200	1,980
Synovus Financial Corp.	689,112	15,070,879
TCF Financial Corp.	722,140	19,411,123
Texas Capital Bancshares, Inc. (b)	237,718	7,699,686
The Bank of Princeton	25,818	502,935
The Fauquier Bank	800	12,128
The First Bancorp, Inc.	39,635	843,433
Tompkins Financial Corp.	60,873	4,028,575
TowneBank	321,262	5,695,975
Trico Bancshares	128,447	3,556,697
TriState Capital Holdings, Inc. (b)	120,599	1,676,326
Triumph Bancorp, Inc. (b)	109,473	3,126,549
Trustmark Corp.	289,154	6,789,336
UMB Financial Corp.	194,584	10,453,052
Umpqua Holdings Corp.	1,029,694	11,614,948
Union Bankshares Corp.	366,730	8,530,140
Union Bankshares, Inc.	25,753	498,836
United Bancorp, Inc.	40,892	451,448
United Bancshares, Inc.	200	3,680
United Bankshares, Inc., West Virginia	589,988	15,422,286
United Community Bank, Inc.	365,939	6,630,815
United Security Bancshares, Inc.	8,386	61,637
United Security Bancshares, California	22,642	137,890
Unity Bancorp, Inc.	52,774	700,839
Univest Corp. of Pennsylvania	153,534	2,470,362
Valley National Bancorp	1,826,398	13,716,249
Veritex Holdings, Inc.	225,993	4,063,354
Village Bank & Trust Financial Corp. (a)(b)	8,718	258,663
Washington Trust Bancorp, Inc.	76,389	2,549,865
Webster Financial Corp.	423,842	11,655,655
WesBanco, Inc.	305,302	6,783,810
West Bancorp., Inc.	75,032	1,320,563
Westamerica Bancorp.	128,802	7,838,890
Western Alliance Bancorp.	440,424	15,546,967
Wintrust Financial Corp.	260,980	11,357,850
		1,035,586,739
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	222,645	15,284,579
Apollo Global Management LLC Class A (a)	971,391	45,529,096
Ares Management Corp.	351,371	14,212,957
Artisan Partners Asset Management, Inc.	266,240	10,306,150
Ashford, Inc. (a)(b)	7,062	48,260
Assetmark Financial Holdings, Inc. (b)	57,276	1,383,215
Associated Capital Group, Inc.	19,342	747,568
B. Riley Financial, Inc.	68,044	1,822,218
BGC Partners, Inc. Class A	1,348,186	3,397,429
Blucora, Inc. (b)	227,074	2,708,993
BrightSphere Investment Group, Inc.	290,596	4,027,661
Carlyle Group LP (a)	541,863	13,985,484
Cohen & Co., Inc. (a)(b)	1,650	29,750
Cohen & Steers, Inc.	100,865	6,102,333
Cowen Group, Inc. Class A (a)	135,783	2,456,314
Diamond Hill Investment Group, Inc.	15,779	1,955,176
Donnelley Financial Solutions, Inc. (b)	148,699	1,620,819
Eaton Vance Corp. (non-vtg.)	534,297	21,916,863
Evercore, Inc. Class A	191,826	11,870,193
FactSet Research Systems, Inc.	178,465	62,534,136
Federated Hermes, Inc. Class B (non-vtg.)	451,088	10,785,514
Focus Financial Partners, Inc. Class A (b)	144,115	5,100,230
GAMCO Investors, Inc. Class A	21,697	273,816
Great Elm Capital Group, Inc. (b)	109,690	275,322
Greenhill & Co., Inc. (a)	74,014	830,437
Hamilton Lane, Inc. Class A	136,654	9,990,774
Hennessy Advisors, Inc.	9,579	84,199
Houlihan Lokey	233,684	13,693,882
Interactive Brokers Group, Inc.	363,132	19,253,259
INTL FCStone, Inc. (b)	77,022	4,367,147
Janus Henderson Group PLC (a)	719,683	14,911,832
KKR & Co. LP	2,635,553	94,405,508
Lazard Ltd. Class A	530,354	16,796,311
LPL Financial	371,733	30,541,583
Manning & Napier, Inc. Class A	53,255	227,931
Medley Management, Inc. (a)(b)	32,101	25,678
Moelis & Co. Class A (a)	253,187	8,079,197
Morningstar, Inc.	96,743	15,493,391
National Holdings Corp. (b)	3,418	7,485
National Holdings Corp. warrants 1/18/22 (b)	3,483	331
Och-Ziff Capital Management Group LLC Class A	91,651	1,170,383
Oppenheimer Holdings, Inc. Class A (non-vtg.)	51,092	1,248,178
Piper Jaffray Companies	67,506	5,093,328
PJT Partners, Inc.	99,081	5,863,614
Pzena Investment Management, Inc.	60,039	297,193
Safeguard Scientifics, Inc.	95,305	594,703
SEI Investments Co.	579,981	30,367,805
Siebert Financial Corp. (a)(b)	17,943	67,825
Silvercrest Asset Management Group Class A	18,263	229,018
Stifel Financial Corp. (a)	323,532	16,406,308
TD Ameritrade Holding Corp.	1,246,654	47,846,581
The Blackstone Group LP	3,153,240	166,964,058
Tradeweb Markets, Inc. Class A	363,891	20,847,315
U.S. Global Investments, Inc. Class A	35,952	133,022
Value Line, Inc.	10,562	275,668
Victory Capital Holdings, Inc. (a)	75,968	1,321,084
Virtu Financial, Inc. Class A	361,036	9,325,560
Virtus Investment Partners, Inc.	34,345	4,873,556
Waddell & Reed Financial, Inc. Class A (a)	310,789	4,894,927
Westwood Holdings Group, Inc.	42,478	483,400
WisdomTree Investments, Inc.	584,077	2,184,448
		787,570,995
Consumer Finance - 0.7%
Ally Financial, Inc.	1,756,279	40,183,664
Asta Funding, Inc. (b)	34,340	448,137
Atlanticus Holdings Corp. (b)	29,980	254,830
Consumer Portfolio Services, Inc. (a)(b)	85,827	278,079
Credit Acceptance Corp. (a)(b)	61,720	23,873,296
CURO Group Holdings Corp.	62,754	483,206
Elevate Credit, Inc. (a)(b)	99,816	196,638
Encore Capital Group, Inc. (a)(b)	132,026	6,065,274
Enova International, Inc. (b)	133,519	2,280,505
EZCORP, Inc. (non-vtg.) Class A (a)(b)	258,475	1,390,596
First Cash Financial Services, Inc.	196,032	11,712,912
Green Dot Corp. Class A (b)	230,827	12,016,854
LendingClub Corp. (b)	318,200	1,696,006
LendingTree, Inc. (a)(b)	36,536	11,287,432
Medallion Financial Corp. (b)	77,873	211,036
Navient Corp.	790,725	7,187,690
Nelnet, Inc. Class A (a)	95,202	6,234,779
Nicholas Financial, Inc. (b)	72,274	581,806
OneMain Holdings, Inc.	351,747	10,228,803
Oportun Financial Corp. (b)	31,995	401,537
PRA Group, Inc. (b)	215,529	10,059,816
Regional Management Corp. (b)	44,863	820,544
Santander Consumer U.S.A. Holdings, Inc.	440,600	7,582,726
SLM Corp.	1,778,584	13,588,382
World Acceptance Corp. (a)(b)	25,344	2,306,051
		171,370,599
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc. (b)	15,255	364,900
Alerus Financial Corp. (a)	16,277	335,143
Cannae Holdings, Inc. (b)	401,937	15,165,083
Equitable Holdings, Inc.	1,912,614	40,528,291
FlexShopper, Inc. (b)	60,932	135,878
Jefferies Financial Group, Inc.	1,060,650	18,603,801
Marlin Business Services Corp.	41,479	277,909
On Deck Capital, Inc. (b)	229,975	372,560
Rafael Holdings, Inc. (b)	52,713	918,260
Voya Financial, Inc. (a)	588,396	30,543,636
		107,245,461
Insurance - 3.1%
1347 Property Insurance Holdings, Inc. (b)	6,863	28,138
Alleghany Corp.	67,615	37,496,574
AMBAC Financial Group, Inc. (a)(b)	221,048	2,791,836
American Equity Investment Life Holding Co.	429,854	10,277,809
American Financial Group, Inc.	350,898	23,457,531
American National Group, Inc.	40,640	3,048,406
Amerisafe, Inc.	90,597	6,045,538
Arch Capital Group Ltd. (b)	1,909,794	60,234,903
Argo Group International Holdings, Ltd.	157,838	5,862,103
Assured Guaranty Ltd.	402,479	8,633,175
Athene Holding Ltd. (b)	556,663	20,351,599
Atlas Financial Holdings, Inc. (b)	41,883	16,263
Axis Capital Holdings Ltd. (a)	396,979	18,959,717
Brighthouse Financial, Inc. (b)	440,248	13,365,929
Brown & Brown, Inc.	1,106,066	51,321,462
BRP Group, Inc. (b)	151,954	4,180,255
Citizens, Inc. Class A (a)(b)	231,810	1,356,089
CNA Financial Corp.	119,050	3,829,839
CNO Financial Group, Inc.	658,626	10,735,604
Conifer Holdings, Inc. (a)(b)	13,147	39,310
Crawford & Co.:
Class A	49,698	340,928
Class B	51,302	357,062
Donegal Group, Inc. Class A	93,713	1,352,279
eHealth, Inc. (a)(b)	122,506	7,732,579
Employers Holdings, Inc.	144,402	4,704,617
Enstar Group Ltd. (b)	71,519	12,801,186
Erie Indemnity Co. Class A	87,109	18,592,545
FBL Financial Group, Inc. Class A	49,164	1,821,526
Fednat Holding Co.	49,542	420,612
First American Financial Corp.	523,255	27,507,515
FNF Group	1,361,973	44,713,574
Genworth Financial, Inc. Class A (b)	2,330,609	7,038,439
Goosehead Insurance (a)	58,564	6,018,037
Greenlight Capital Re, Ltd. (a)(b)	148,790	1,081,703
Hallmark Financial Services, Inc. (b)	66,693	222,755
Hanover Insurance Group, Inc.	179,718	18,419,298
HCI Group, Inc.	33,078	1,810,028
Heritage Insurance Holdings, Inc.	126,472	1,650,460
Horace Mann Educators Corp.	195,695	7,643,847
Independence Holding Co. (a)	35,646	1,247,610
Investors Title Co.	6,973	948,746
James River Group Holdings Ltd.	144,589	7,042,930
Kemper Corp.	290,227	22,539,029
Kingstone Companies, Inc.	38,480	229,726
Kinsale Capital Group, Inc.	98,336	20,378,169
Maiden Holdings Ltd. (b)	310,745	394,646
Markel Corp. (b)	64,753	70,375,503
MBIA, Inc. (a)(b)	305,509	2,477,678
Mercury General Corp. (a)	125,151	5,598,004
National General Holdings Corp.	314,260	10,700,553
National Western Life Group, Inc.	10,946	2,408,011
NI Holdings, Inc. (b)	44,844	731,854
Old Republic International Corp.	1,341,598	21,613,144
Palomar Holdings, Inc. (b)	83,987	9,435,939
Primerica, Inc.	191,453	23,902,907
ProAssurance Corp.	244,865	3,751,332
ProSight Global, Inc. (b)	37,689	357,292
Protective Insurance Corp. Class B	41,959	602,531
Reinsurance Group of America, Inc.	319,274	29,271,040
RenaissanceRe Holdings Ltd.	237,456	43,630,165
RLI Corp.	189,944	17,814,848
Safety Insurance Group, Inc.	69,518	5,033,103
Selective Insurance Group, Inc.	282,524	16,897,760
State Auto Financial Corp.	85,309	1,316,318
Stewart Information Services Corp.	108,408	4,625,769
Third Point Reinsurance Ltd. (b)	400,875	3,431,490
Tiptree, Inc.	126,062	710,990
Trupanion, Inc. (a)(b)	141,947	8,904,335
United Fire Group, Inc.	103,869	2,615,421
United Insurance Holdings Corp.	118,183	894,645
Universal Insurance Holdings, Inc.	150,727	2,795,986
Watford Holdings Ltd. (b)	19,177	306,832
White Mountains Insurance Group Ltd.	13,852	12,347,673
		801,593,049
Mortgage Real Estate Investment Trusts - 0.9%
AG Mortgage Investment Trust, Inc. (a)	159,523	443,474
AGNC Investment Corp.	2,630,240	37,112,686
Annaly Capital Management, Inc.	6,747,098	49,591,170
Anworth Mortgage Asset Corp.	550,803	952,889
Apollo Commercial Real Estate Finance, Inc.	679,762	6,077,072
Arbor Realty Trust, Inc.	466,318	5,278,720
Ares Commercial Real Estate Corp.	159,371	1,587,335
Arlington Asset Investment Corp.	206,659	562,112
Armour Residential REIT, Inc.	295,642	2,864,771
Blackstone Mortgage Trust, Inc.	683,893	16,256,137
Broadmark Realty Capital, Inc.	486,261	4,765,358
Capstead Mortgage Corp.	474,950	2,930,442
Cherry Hill Mortgage Investment Corp.	87,984	841,127
Chimera Investment Corp.	878,283	7,807,936
Colony NorthStar Credit Real Estate, Inc.	388,603	2,339,390
Dynex Capital, Inc.	114,992	1,821,473
Ellington Financial LLC	206,398	2,571,719
Ellington Residential Mortgage REIT	44,257	502,760
Exantas Capital Corp. (a)	158,290	368,816
Granite Point Mortgage Trust, Inc. (a)	269,669	1,790,602
Great Ajax Corp.	97,103	885,579
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	349,226	14,828,136
Hunt Companies Finance Trust, Inc.	76,218	192,069
Invesco Mortgage Capital, Inc. (a)	805,429	2,416,287
KKR Real Estate Finance Trust, Inc.	117,096	2,131,147
Ladder Capital Corp. Class A	471,784	3,514,791
Manhattan Bridge Capital, Inc.	2,400	10,080
MFA Financial, Inc.	2,115,050	5,668,334
New Residential Investment Corp.	1,953,373	15,119,107
New York Mortgage Trust, Inc.	1,846,661	4,875,185
Nexpoint Real Estate Finance, Inc.	28,868	443,701
Orchid Island Capital, Inc. (a)	330,317	1,687,920
PennyMac Mortgage Investment Trust	478,927	8,208,809
Redwood Trust, Inc.	548,013	3,797,730
Starwood Property Trust, Inc.	1,329,701	20,743,336
TPG RE Finance Trust, Inc.	271,764	2,396,958
Tremont Mortgage Trust	25,608	75,031
Two Harbors Investment Corp.	1,274,040	6,943,518
Western Asset Mortgage Capital Corp.	269,396	611,529
ZAIS Financial Corp.	185,688	1,899,588
		242,914,824
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (b)	244,857	6,067,556
Bridgewater Bancshares, Inc. (b)	98,991	962,193
Capitol Federal Financial, Inc.	688,020	6,426,107
CBM Bancorp, Inc.	100	1,199
Cf Bankshares, Inc. (b)	1,700	18,700
Columbia Financial, Inc. (b)	246,970	2,635,170
Dime Community Bancshares, Inc.	147,360	1,900,944
Elmira Savings Bank	890	9,407
ESSA Bancorp, Inc.	31,879	408,051
Essent Group Ltd. (a)	521,705	18,624,869
Farmer Mac Class C (non-vtg.)	48,118	3,279,242
FFBW, Inc. (b)	6,052	48,719
First Defiance Financial Corp.	187,021	3,417,809
Flagstar Bancorp, Inc.	194,104	6,098,748
FS Bancorp, Inc.	23,583	934,358
Greene County Bancorp, Inc.	2,194	51,471
Guaranty Federal Bancshares, Inc.	200	2,720
Hingham Institution for Savings	8,302	1,522,255
HMN Financial, Inc. (b)	3,999	56,266
Home Bancorp, Inc.	30,230	730,357
Home Federal Bancorp, Inc.	666	15,611
HomeStreet, Inc.	116,033	3,175,823
IF Bancorp, Inc.	400	6,464
Impac Mortgage Holdings, Inc. (a)(b)	64,633	98,242
Kearny Financial Corp.	393,504	3,053,591
Luther Burbank Corp.	86,415	802,795
Merchants Bancorp/IN	86,889	1,770,798
Meridian Bancorp, Inc. Maryland	278,338	3,239,854
Meta Financial Group, Inc.	151,688	2,924,545
MGIC Investment Corp.	1,586,248	14,545,894
MMA Capital Management, LLC (b)	10,324	242,408
New York Community Bancorp, Inc.	2,198,971	19,900,688
NMI Holdings, Inc. (b)	402,287	6,899,222
Northfield Bancorp, Inc.	225,209	2,175,519
Northwest Bancshares, Inc.	564,775	5,709,875
Ocwen Financial Corp. (b)	36,792	699,784
OP Bancorp	50,814	309,965
PCSB Financial Corp.	86,979	1,102,894
PDL Community Bancorp (b)	2,100	17,031
Pennymac Financial Services, Inc.	200,485	10,569,569
Pioneer Bancorp, Inc. (a)(b)	48,545	390,302
Provident Bancorp, Inc.	71,933	559,639
Provident Financial Holdings, Inc.	23,856	284,125
Provident Financial Services, Inc.	345,178	4,549,446
Prudential Bancorp, Inc.	120,325	1,190,014
Radian Group, Inc.	922,038	14,236,267
Randolph Bancorp, Inc. (b)	16,502	179,872
Riverview Bancorp, Inc. (a)	143,960	594,555
Rocket Cos., Inc. (a)(b)	476,700	13,347,600
Sachem Capital Corp.	73,750	261,813
Security National Financial Corp. Class A	45,076	284,880
Severn Bancorp, Inc.	800	4,912
Southern Missouri Bancorp, Inc.	33,343	789,562
Standard AVB Financial Corp.	400	7,380
Sterling Bancorp, Inc.	84,010	249,510
Territorial Bancorp, Inc.	30,975	655,431
TFS Financial Corp.	233,279	3,604,161
Timberland Bancorp, Inc.	31,588	552,474
Trustco Bank Corp., New York	498,878	2,973,313
Walker & Dunlop, Inc.	132,066	7,234,575
Washington Federal, Inc.	353,735	8,295,086
Waterstone Financial, Inc.	130,703	2,024,589
Westfield Financial, Inc.	129,100	660,992
WMI Holdings Corp. (b)	349,146	6,398,100
WSFS Financial Corp.	237,462	6,957,637
		206,742,948

TOTAL FINANCIALS		3,353,024,615

HEALTH CARE - 14.9%
Biotechnology - 6.4%
89Bio, Inc. (a)(b)	27,845	1,072,033
Abeona Therapeutics, Inc. (b)	316,648	744,123
ACADIA Pharmaceuticals, Inc. (b)	538,298	21,311,218
Acceleron Pharma, Inc. (b)	240,999	23,490,173
Acorda Therapeutics, Inc. (a)(b)	223,771	124,484
Actinium Pharmaceuticals, Inc. (a)(b)	66,561	553,122
Adamas Pharmaceuticals, Inc. (b)	96,033	497,451
ADMA Biologics, Inc. (a)(b)	334,842	853,847
Aduro Biotech, Inc. (b)	258,844	802,416
Advaxis, Inc. (b)	275,344	136,543
Adverum Biotechnologies, Inc. (b)	381,597	4,655,483
Aeglea BioTherapeutics, Inc. (b)	194,744	1,416,763
Aevi Genomic Medicine, Inc. rights (b)(c)	123,543	4,156
Agenus, Inc. (a)(b)	656,971	2,861,109
AgeX Therapeutics, Inc. (a)(b)	61,626	54,428
Agios Pharmaceuticals, Inc. (b)	289,639	11,878,095
Aikido Pharma, Inc. (a)(b)	97,740	62,475
Aileron Therapeutics, Inc. (a)(b)	24,993	31,991
Aimmune Therapeutics, Inc. (a)(b)	204,985	7,014,587
Akebia Therapeutics, Inc. (b)	673,997	7,016,309
Akero Therapeutics, Inc. (b)	53,669	1,749,609
Albireo Pharma, Inc. (b)	62,359	1,734,827
Aldeyra Therapeutics, Inc. (a)(b)	114,810	749,709
Alector, Inc. (b)	182,197	2,353,985
Alkermes PLC (b)	745,736	12,334,473
Allakos, Inc. (a)(b)	114,830	10,286,471
Allena Pharmaceuticals, Inc. (a)(b)	34,443	46,498
Allogene Therapeutics, Inc. (a)(b)	304,580	10,858,277
Alnylam Pharmaceuticals, Inc. (b)	532,750	70,663,960
Alpine Immune Sciences, Inc. (b)	17,610	143,698
Altimmune, Inc. (b)	60,683	1,023,722
Amicus Therapeutics, Inc. (b)	1,221,409	17,832,571
AmpliPhi Biosciences Corp. (a)(b)	5,111	16,560
AnaptysBio, Inc. (b)	118,904	2,060,606
Anavex Life Sciences Corp. (a)(b)	245,272	1,039,953
Anika Therapeutics, Inc. (a)(b)	66,146	2,535,376
Anixa Biosciences, Inc. (b)	73,019	144,578
Apellis Pharmaceuticals, Inc. (b)	249,638	7,696,340
Applied Genetic Technologies Corp. (b)	87,754	451,056
Applied Therapeutics, Inc. (a)(b)	39,708	956,963
Aprea Therapeutics, Inc. (a)	31,224	846,170
Aptevo Therapeutics, Inc. (b)	4,670	36,613
Aptinyx, Inc. (b)	123,302	408,130
AquaBounty Technologies, Inc. (b)	43,622	124,323
AquaMed Technologies, Inc. (b)(c)	6,256	0
Aravive, Inc. (a)(b)	50,675	288,848
Arbutus Biopharma Corp. (a)(b)	183,569	534,186
ARCA Biopharma, Inc. (b)	2,654	14,544
Arcturus Therapeutics Holdings, Inc. (a)(b)	87,081	4,200,787
Arcus Biosciences, Inc. (b)	195,239	4,646,688
Arcutis Biotherapeutics, Inc. (a)(b)	40,506	1,015,485
Ardelyx, Inc. (a)(b)	306,928	1,761,767
Arena Pharmaceuticals, Inc. (b)	260,580	18,193,696
Arrowhead Pharmaceuticals, Inc. (b)	480,824	20,310,006
Assembly Biosciences, Inc. (b)	141,633	3,097,514
Atara Biotherapeutics, Inc. (b)	284,667	3,837,311
Athenex, Inc. (a)(b)	243,705	2,800,170
Athersys, Inc. (a)(b)	867,503	1,891,157
Atossa Therapeutics, Inc. (a)(b)	45,293	115,497
Atreca, Inc. (a)(b)	36,199	514,750
aTyr Pharma, Inc. (b)	38,891	146,230
AVEO Pharmaceuticals, Inc. (b)	69,277	329,759
Avid Bioservices, Inc. (a)(b)	218,965	1,837,116
AVROBIO, Inc. (b)	124,314	2,153,118
Axcella Health, Inc. (a)(b)	84,237	421,185
AzurRx BioPharma, Inc. (a)(b)	41,260	33,846
Beam Therapeutics, Inc. (a)	57,803	1,451,433
Bellicum Pharmaceuticals, Inc. (a)(b)	19,838	118,036
Bio Path Holdings, Inc. (a)(b)	14,635	62,931
Biocept, Inc. (a)(b)	465,261	309,399
BioCryst Pharmaceuticals, Inc. (a)(b)	642,002	2,664,308
Biohaven Pharmaceutical Holding Co. Ltd. (b)	209,715	13,293,834
BioMarin Pharmaceutical, Inc. (b)	852,364	66,509,963
Biospecifics Technologies Corp. (b)	29,132	1,879,014
BioTime, Inc. (a)(b)	632,706	578,926
BioXcel Therapeutics, Inc. (a)(b)	62,240	2,536,280
Black Diamond Therapeutics, Inc. (a)(b)	49,076	1,411,917
bluebird bio, Inc. (b)	306,017	18,146,808
Blueprint Medicines Corp. (b)	256,149	19,833,617
BrainStorm Cell Therpeutic, Inc. (a)(b)	114,739	1,446,859
Brickell Biotech, Inc. (b)	14,738	13,854
Bridgebio Pharma, Inc. (a)(b)	99,134	2,960,141
Cabaletta Bio, Inc. (b)	36,030	380,117
Calithera Biosciences, Inc. (b)	267,213	1,076,868
Calyxt, Inc. (b)	41,012	222,900
Cancer Genetics, Inc. (b)	2,231	11,980
Capricor Therapeutics, Inc. (a)(b)	53,771	324,239
Cardiff Oncology, Inc. (a)(b)	39,506	313,678
CareDx, Inc. (b)	185,504	6,334,962
CASI Pharmaceuticals, Inc. (b)	242,893	415,347
Castle Biosciences, Inc. (a)(b)	19,626	897,497
Catabasis Pharmaceuticals, Inc. (b)	71,200	469,920
Catalyst Biosciences, Inc. (a)(b)	78,458	409,551
Catalyst Pharmaceutical Partners, Inc. (b)	465,135	1,525,643
Cel-Sci Corp. (a)(b)	161,677	2,090,484
Celcuity, Inc. (a)(b)	14,316	79,454
Celldex Therapeutics, Inc. (a)(b)	75,745	904,395
Cellectar Biosciences, Inc. (a)(b)	7,104	8,454
Cellular Biomedicine Group, Inc. (b)	56,107	1,042,468
Celsion Corp. (a)(b)	149,766	138,159
Checkpoint Therapeutics, Inc. (a)(b)	104,918	228,721
ChemoCentryx, Inc. (b)	228,898	12,246,043
Chimerix, Inc. (b)	239,256	672,309
Cidara Therapeutics, Inc. (b)	130,297	414,344
Cleveland Biolabs, Inc. (a)(b)	9,814	18,254
Clovis Oncology, Inc. (a)(b)	429,866	2,239,602
CohBar, Inc. (a)(b)	98,160	91,583
Coherus BioSciences, Inc. (a)(b)	286,877	5,442,057
Concert Pharmaceuticals, Inc. (b)	101,129	972,861
Constellation Pharmaceuticals, Inc. (b)	109,663	2,308,406
ContraFect Corp. (b)	117,579	643,157
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	306,666	2,847,394
Cortexyme, Inc. (a)(b)	22,931	1,008,276
Corvus Pharmaceuticals, Inc. (a)(b)	62,848	238,194
Crinetics Pharmaceuticals, Inc. (b)	82,413	1,321,080
CTI BioPharma Corp. (b)	232,172	257,711
Cue Biopharma, Inc. (b)	105,512	1,885,499
Curis, Inc. (b)	112,824	124,106
Cyclacel Pharmaceuticals, Inc. (b)	870	3,323
Cyclerion Therapeutics, Inc. (b)	73,939	504,264
Cytokinetics, Inc. (a)(b)	309,518	7,416,051
CytomX Therapeutics, Inc. (b)	226,661	1,654,625
Deciphera Pharmaceuticals, Inc. (b)	95,946	4,318,529
Denali Therapeutics, Inc. (a)(b)	351,994	11,228,609
DiaMedica Therapeutics, Inc. (b)	49,472	234,992
Dicerna Pharmaceuticals, Inc. (b)	274,257	5,079,240
Diffusion Pharmaceuticals, Inc. (b)	188,991	185,117
Dyadic International, Inc. (a)(b)	94,880	754,296
Dynavax Technologies Corp. (a)(b)	493,178	2,949,204
Eagle Pharmaceuticals, Inc. (a)(b)	49,285	1,955,629
Edge Therapeutics, Inc. (a)(b)	70,256	170,722
Editas Medicine, Inc. (a)(b)	287,908	10,142,999
Eidos Therapeutics, Inc. (a)(b)	24,927	1,078,841
Eiger Biopharmaceuticals, Inc. (b)	109,342	1,221,350
Emergent BioSolutions, Inc. (b)	209,318	23,872,718
Enanta Pharmaceuticals, Inc. (b)	79,709	4,160,013
Enochian Biosciences, Inc. (a)(b)	117,314	478,641
Epizyme, Inc. (a)(b)	365,645	4,753,385
Esperion Therapeutics, Inc. (a)(b)	123,651	4,463,801
Evelo Biosciences, Inc. (a)(b)	35,269	156,594
Exact Sciences Corp. (a)(b)	670,293	50,466,360
Exelixis, Inc. (b)	1,439,018	31,974,980
Exicure, Inc. (b)	374,089	744,437
Fate Therapeutics, Inc. (b)	330,565	12,032,566
FibroGen, Inc. (b)	381,740	17,113,404
Five Prime Therapeutics, Inc. (b)	170,999	730,166
Flexion Therapeutics, Inc. (a)(b)	201,721	2,352,067
Forte Biosciences, Inc. (b)	6,750	210,938
Fortress Biotech, Inc. (a)(b)	212,668	841,102
Frequency Therapeutics, Inc. (a)	27,358	529,104
G1 Therapeutics, Inc. (a)(b)	130,741	2,006,874
Galectin Therapeutics, Inc. (a)(b)	215,428	570,884
Galera Therapeutics, Inc. (b)	29,036	226,771
Genocea Biosciences, Inc. (a)(b)	98,878	239,285
Genprex, Inc. (a)(b)	102,460	405,742
Geron Corp. (a)(b)	1,512,976	3,101,601
Global Blood Therapeutics, Inc. (a)(b)	285,321	17,912,452
GlycoMimetics, Inc. (b)	178,499	658,661
Gossamer Bio, Inc. (a)(b)	231,816	3,222,242
Gritstone Oncology, Inc. (a)(b)	95,140	314,913
Halozyme Therapeutics, Inc. (b)	538,742	15,620,824
Harpoon Therapeutics, Inc. (a)(b)	35,504	488,535
Heat Biologics, Inc. (a)(b)	364,236	458,937
Hemispherx Biopharma, Inc. (a)(b)	125,063	281,392
Heron Therapeutics, Inc. (a)(b)	379,283	5,423,747
Histogen, Inc. (a)(b)	12,059	24,118
Homology Medicines, Inc. (a)(b)	123,609	1,313,964
Hookipa Pharma, Inc. (b)	35,652	318,729
iBio, Inc. (a)(b)	472,515	987,556
Ideaya Biosciences, Inc. (b)	26,243	317,540
Idera Pharmaceuticals, Inc. (a)(b)	101,043	210,169
IGM Biosciences, Inc. (a)(b)	56,686	2,437,498
Immucell Corp. (b)	13,116	68,466
Immunic, Inc. (a)(b)	11,220	180,081
ImmunoGen, Inc. (b)	824,406	3,050,302
Immunomedics, Inc. (a)(b)	984,087	43,850,917
Immunovant, Inc. (b)	121,563	4,128,279
Infinity Pharmaceuticals, Inc. (b)	232,096	257,627
Inmune Bio, Inc. (a)(b)	9,600	100,800
Inovio Pharmaceuticals, Inc. (a)(b)	700,837	8,403,036
Insmed, Inc. (b)	481,023	13,560,038
Intellia Therapeutics, Inc. (a)(b)	214,355	4,625,781
Intercept Pharmaceuticals, Inc. (a)(b)	120,483	6,009,692
Invitae Corp. (a)(b)	544,058	19,020,268
Ionis Pharmaceuticals, Inc. (b)	600,093	32,705,069
Iovance Biotherapeutics, Inc. (a)(b)	629,770	20,990,234
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	745,273	7,527,257
IsoRay, Inc. (a)(b)	218,985	143,917
Iveric Bio, Inc. (b)	160,325	719,859
Jounce Therapeutics, Inc. (a)(b)	76,862	372,012
Kadmon Holdings, Inc. (b)	686,003	3,430,015
Kalvista Pharmaceuticals, Inc. (b)	58,573	767,306
Karuna Therapeutics, Inc. (a)(b)	49,968	3,817,555
Karyopharm Therapeutics, Inc. (b)	313,080	4,761,947
Keros Therapeutics, Inc. (a)	30,513	1,633,666
Kezar Life Sciences, Inc. (b)	152,617	741,719
Kindred Biosciences, Inc. (b)	179,235	889,006
Kiniksa Pharmaceuticals Ltd. (a)(b)	58,878	1,040,374
Kodiak Sciences, Inc. (a)(b)	118,756	6,245,378
Krystal Biotech, Inc. (b)	51,724	2,472,924
Kura Oncology, Inc. (a)(b)	225,718	5,618,121
La Jolla Pharmaceutical Co. (a)(b)	115,502	485,108
Larimar Therapeutics, Inc. (a)(b)	12,118	149,173
Leap Therapeutics, Inc. (b)	59,536	103,593
Lexicon Pharmaceuticals, Inc. (a)(b)	205,959	360,428
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	75,383	7,689,066
General CVR (b)	26,087	157
Glucagon CVR (b)	26,087	256
rights (b)	26,087	151
TR Beta CVR (b)	26,087	5,478
LogicBio Therapeutics, Inc. (b)	26,984	169,999
Macrogenics, Inc. (b)	232,551	6,730,026
Madrigal Pharmaceuticals, Inc. (a)(b)	43,967	4,735,246
Magenta Therapeutics, Inc. (b)	78,171	568,303
MannKind Corp. (a)(b)	909,470	1,582,478
Marker Therapeutics, Inc. (a)(b)	139,201	250,562
Matinas BioPharma Holdings, Inc. (a)(b)	729,652	570,661
MediciNova, Inc. (a)(b)	201,492	1,055,818
MEI Pharma, Inc. (b)	409,177	1,112,961
Merrimack Pharmaceuticals, Inc. (a)	57,524	237,574
Mersana Therapeutics, Inc. (b)	248,614	4,763,444
Minerva Neurosciences, Inc. (a)(b)	169,366	538,584
Miragen Therapeutics, Inc. (b)	167,699	155,273
Mirati Therapeutics, Inc. (b)	177,031	26,443,120
Mirum Pharmaceuticals, Inc. (a)(b)	35,699	926,746
Moderna, Inc. (a)(b)	1,393,494	90,423,826
Molecular Templates, Inc. (b)	113,821	1,321,462
Moleculin Biotech, Inc. (a)(b)	188,178	164,994
Momenta Pharmaceuticals, Inc. (b)	556,591	29,037,352
Morphic Holding, Inc. (b)	27,576	730,764
Mustang Bio, Inc. (a)(b)	144,129	471,302
Myriad Genetics, Inc. (b)	331,747	4,435,457
NanoViricides, Inc. (b)	27,517	109,242
NantKwest, Inc. (a)(b)	161,376	1,178,045
Natera, Inc. (b)	309,586	19,723,724
Navidea Biopharmaceuticals, Inc. (b)	48,231	143,246
Neoleukin Therapeutics, Inc. (a)(b)	142,442	1,810,438
Neubase Therapeutics, Inc. (a)(b)	24,031	192,969
Neurobo Pharmaceuticals, Inc. (a)(b)	3,300	20,064
Neurobo Pharmaceuticals, Inc. rights (b)(c)	33,731	0
Neurocrine Biosciences, Inc. (b)	438,808	51,086,027
Neurotrope, Inc. (b)	28,101	30,349
NewLink Genetics Corp. (a)(b)	13,119	200,065
NextCure, Inc. (a)(b)	45,256	406,851
Novavax, Inc. (a)(b)	273,544	30,182,845
Ocugen, Inc. (a)(b)	194,488	67,721
OncoCyte Corp. (a)(b)	130,915	163,644
OncoGenex Pharmaceuticals, Inc. (a)(b)	1,763	14,404
OncoSec Medical, Inc. (b)	22,317	78,779
Oncternal Therapeutics, Inc. (b)	6,762	14,403
Oncternal Therapeutics, Inc. rights (b)(c)	6,762	0
OpGen, Inc. (a)(b)	54,859	116,850
Opko Health, Inc. (a)(b)	1,977,470	6,407,003
Oragenics, Inc. (a)(b)	192,087	140,243
Organogenesis Holdings, Inc. Class A (b)	82,278	354,207
Organovo Holdings, Inc. (b)	24,438	222,875
Orgenesis, Inc. (b)	44,808	236,138
ORIC Pharmaceuticals, Inc. (a)(b)	37,880	948,894
Outlook Therapeutics, Inc. (a)(b)	34,757	22,940
OvaScience, Inc. (a)(b)	48,059	86,987
Ovid Therapeutics, Inc. (a)(b)	168,808	968,958
Oyster Point Pharma, Inc. (b)	42,840	975,038
Palatin Technologies, Inc. (a)(b)	1,049,809	580,229
Passage Bio, Inc. (a)	59,301	982,025
PDL BioPharma, Inc. (b)	562,926	1,885,802
Pfenex, Inc. (b)	155,714	1,951,096
PhaseBio Pharmaceuticals, Inc. (a)(b)	68,737	265,325
Pieris Pharmaceuticals, Inc. (a)(b)	241,212	689,866
Plus Therapeutics, Inc. (a)(b)	6,336	15,523
Polarityte, Inc. (a)(b)	96,620	116,910
Precigen, Inc. (a)(b)	357,665	2,163,873
Precision BioSciences, Inc. (a)(b)	41,265	232,735
Prevail Therapeutics, Inc. (b)	37,946	464,839
Principia Biopharma, Inc. (b)	89,547	8,955,595
Protagonist Therapeutics, Inc. (b)	132,005	2,956,912
Protara Therapeutics, Inc. (b)	595	12,733
Proteostasis Therapeutics, Inc. (a)(b)	198,769	268,338
Prothena Corp. PLC (b)	184,951	2,396,965
PTC Therapeutics, Inc. (a)(b)	296,779	14,668,302
Puma Biotechnology, Inc. (a)(b)	169,526	1,744,423
Qualigen Therapeutics, Inc. (a)(b)	116	558
Qualigen Therapeutics, Inc. rights (b)(c)	2,906	196
Radius Health, Inc. (b)	206,696	2,558,896
RAPT Therapeutics, Inc. (b)	29,990	797,734
Recro Pharma, Inc. (b)	82,926	228,047
REGENXBIO, Inc. (b)	154,707	4,721,658
Regulus Therapeutics, Inc. (a)(b)	30,166	15,988
Repligen Corp. (b)	221,962	34,384,133
Replimune Group, Inc. (b)	47,782	1,290,114
Retrophin, Inc. (b)	195,727	3,834,292
Revolution Medicines, Inc.	99,799	2,828,304
Rexahn Pharmaceuticals, Inc. (b)	22,895	52,201
Rhythm Pharmaceuticals, Inc. (a)(b)	143,395	4,231,586
Rigel Pharmaceuticals, Inc. (b)	838,915	2,088,898
Rocket Pharmaceuticals, Inc. (a)(b)	165,242	4,225,238
Rubius Therapeutics, Inc. (a)(b)	170,211	819,566
RXi Pharmaceuticals Corp. (b)	164	379
Sage Therapeutics, Inc. (a)(b)	241,918	12,686,180
Salarius Pharmaceuticals, Inc. (a)(b)	12,754	11,989
Salarius Pharmaceuticals, Inc. rights (b)(c)	42,326	5,206
Sangamo Therapeutics, Inc. (a)(b)	551,074	6,081,102
Sarepta Therapeutics, Inc. (b)	349,778	51,214,495
Savara, Inc. (b)	124,425	181,661
Scholar Rock Holding Corp. (b)	82,482	1,245,478
Seattle Genetics, Inc. (b)	546,237	86,491,167
Selecta Biosciences, Inc. (a)(b)	166,325	432,445
Sellas Life Sciences Group, Inc. (a)(b)	22,085	47,262
Seneca Biopharma, Inc. (a)(b)	3,323	2,292
Seres Therapeutics, Inc. (a)(b)	292,214	7,740,749
Sesen Bio, Inc. (b)	466,232	480,219
Soleno Therapeutics, Inc. (b)	83,233	178,119
Solid Biosciences, Inc. (a)(b)	69,813	166,853
Soligenix, Inc. (a)(b)	75,807	149,340
Sonnet Biotherapeutics Holding (a)(b)	347	909
Sorrento Therapeutics, Inc. (a)(b)	775,026	6,207,958
Spectrum Pharmaceuticals, Inc. (b)	560,811	2,361,014
Spero Therapeutics, Inc. (a)(b)	59,589	647,732
Spring Bank Pharmaceuticals, Inc. (b)	54,942	70,875
Springworks Therapeutics, Inc. (a)(b)	42,219	1,874,946
Stoke Therapeutics, Inc. (a)(b)	38,550	1,132,214
Sunesis Pharmaceuticals, Inc. (a)(b)	420,679	116,949
Surface Oncology, Inc. (b)	45,281	294,327
Sutro Biopharma, Inc. (b)	92,083	921,751
Syndax Pharmaceuticals, Inc. (b)	120,638	1,967,606
Synlogic, Inc. (b)	80,173	176,381
Synthetic Biologics, Inc. (a)(b)	14,928	9,532
Syros Pharmaceuticals, Inc. (b)	169,884	2,250,963
T2 Biosystems, Inc. (a)(b)	420,746	656,364
TCR2 Therapeutics, Inc. (b)	69,260	1,400,437
Tenax Therapeutics, Inc. (b)	1,474	2,108
TG Therapeutics, Inc. (a)(b)	461,179	11,439,545
TONIX Pharmaceuticals Holding (b)	204,568	181,084
TRACON Pharmaceuticals, Inc. (a)(b)	2,418	4,570
Translate Bio, Inc. (a)(b)	284,196	4,004,322
Trevena, Inc. (a)(b)	404,670	716,266
Turning Point Therapeutics, Inc. (b)	92,052	7,196,625
Twist Bioscience Corp. (a)(b)	138,624	9,693,976
Tyme, Inc. (a)(b)	276,137	278,898
Ultragenyx Pharmaceutical, Inc. (a)(b)	265,580	22,590,235
United Therapeutics Corp. (b)	206,607	22,098,685
UNITY Biotechnology, Inc. (a)(b)	127,109	399,122
Unum Therapeutics, Inc. (a)(b)	43,783	125,219
Unum Therapeutics, Inc. rights (b)(c)	43,783	0
Vanda Pharmaceuticals, Inc. (b)	264,067	2,717,249
Vaxart, Inc. (a)(b)	295,494	1,752,279
VBI Vaccines, Inc. (a)(b)	1,103,929	4,702,738
Veracyte, Inc. (a)(b)	245,742	8,185,666
Verastem, Inc. (a)(b)	656,375	827,033
Vericel Corp. (b)	212,933	3,374,988
Viela Bio, Inc. (a)	56,610	1,907,191
Viking Therapeutics, Inc. (a)(b)	279,333	1,868,738
VistaGen Therapeutics, Inc. (a)(b)	182,080	127,456
Voyager Therapeutics, Inc. (b)	126,993	1,497,247
vTv Therapeutics, Inc. Class A (a)(b)	24,729	51,436
X4 Pharmaceuticals, Inc. (b)	83,212	697,317
Xbiotech, Inc. (a)(b)	80,252	1,518,368
Xencor, Inc. (b)	228,070	8,153,503
Xenetic Biosciences, Inc. (a)(b)	312	324
XOMA Corp. (a)(b)	35,734	679,661
Y-mAbs Therapeutics, Inc. (b)	79,871	3,436,849
Yield10 Bioscience, Inc. (a)(b)	1,319	6,701
Zentalis Pharmaceuticals, Inc. (a)	46,912	1,613,773
ZIOPHARM Oncology, Inc. (a)(b)	924,816	2,598,733
		1,654,298,124
Health Care Equipment & Supplies - 2.5%
Accelerate Diagnostics, Inc. (a)(b)	128,811	1,568,918
Accuray, Inc. (b)	447,286	1,042,176
Aethlon Medical, Inc. (a)(b)	5,590	7,938
Akers Biosciences, Inc. (b)	2,510	6,325
Allied Healthcare Products, Inc. (a)(b)	17,178	119,215
Alphatec Holdings, Inc. (a)(b)	204,305	1,223,787
Angiodynamics, Inc. (b)	190,356	1,782,684
Antares Pharma, Inc. (a)(b)	764,398	2,163,246
Apollo Endosurgery, Inc. (a)(b)	58,883	83,025
Aspira Women's Health, Inc. (a)(b)	250,842	718,662
Atricure, Inc. (b)	210,474	9,414,502
Atrion Corp.	6,597	4,167,457
Avanos Medical, Inc. (a)(b)	226,612	7,342,229
Avinger, Inc. (a)(b)	17,548	8,506
AxoGen, Inc. (b)	176,225	2,091,791
Axonics Modulation Technologies, Inc. (a)(b)	97,916	4,137,930
Bellerophon Therapeutics, Inc. (b)	18,963	204,611
Beyond Air, Inc. (a)(b)	55,263	306,710
BioLase Technology, Inc. (a)(b)	34,145	10,616
BioLife Solutions, Inc. (a)(b)	65,441	1,395,202
Biomerica, Inc. (a)(b)	42,350	307,461
BioSig Technologies, Inc. (b)	101,912	755,168
Bovie Medical Corp. (b)	148,176	680,128
Cantel Medical Corp. (a)	176,156	9,244,667
Cardiovascular Systems, Inc. (b)	167,260	5,464,384
Cerus Corp. (b)	789,447	5,028,777
Chembio Diagnostics, Inc. (a)(b)	72,631	297,787
Chf Solutions, Inc. (a)(b)	130,043	47,752
Co.-Diagnostics, Inc. (a)(b)	99,897	1,088,877
ConforMis, Inc. (a)(b)	355,877	252,673
CONMED Corp.	133,140	11,491,313
Cryolife, Inc. (a)(b)	173,653	3,511,264
CryoPort, Inc. (a)(b)	180,247	10,000,104
Cutera, Inc. (b)	71,387	1,168,605
CytoSorbents Corp. (a)(b)	146,223	1,234,122
Dare Bioscience, Inc. (b)	40,212	43,429
DarioHealth Corp. (a)(b)	13,040	212,813
Dynatronics Corp. (a)(b)	3,361	2,360
Ekso Bionics Holdings, Inc. (a)(b)	14,813	73,176
electroCore, Inc. (a)(b)	92,088	162,996
Electromed, Inc. (a)(b)	34,919	432,297
ENDRA Life Sciences, Inc. (a)(b)	24,073	19,740
Envista Holdings Corp. (b)	743,766	17,842,946
Fonar Corp. (b)	28,130	713,658
Genmark Diagnostics, Inc. (b)	300,377	3,895,890
Glaukos Corp. (a)(b)	187,360	8,961,429
Globus Medical, Inc. (b)	356,614	20,155,823
Haemonetics Corp. (b)	239,054	21,433,582
Helius Medical Technologies, Inc. (U.S.) (a)(b)	100,184	49,982
Heska Corp. (a)(b)	39,399	4,081,736
Hill-Rom Holdings, Inc.	314,229	29,471,538
ICU Medical, Inc. (b)	90,782	18,178,188
Inogen, Inc. (b)	83,726	2,531,037
Insulet Corp. (b)	308,973	67,433,357
Integer Holdings Corp. (b)	155,973	10,802,690
Integra LifeSciences Holdings Corp. (b)	331,459	15,840,426
IntriCon Corp. (b)	36,727	445,866
Invacare Corp. (a)	160,080	1,085,342
InVivo Therapeutics Holdings Corp. (a)(b)	160	214
IRadimed Corp. (b)	25,824	547,469
iRhythm Technologies, Inc. (b)	127,689	28,114,564
Iridex Corp. (b)	27,462	56,846
Kewaunee Scientific Corp.	10,875	101,138
Lantheus Holdings, Inc. (b)	308,559	4,140,862
LeMaitre Vascular, Inc. (a)	77,684	2,507,640
LivaNova PLC (b)	229,251	10,751,872
Masimo Corp. (b)	235,112	52,665,088
Meridian Bioscience, Inc. (b)	206,537	2,920,433
Merit Medical Systems, Inc. (b)	261,630	12,846,033
Mesa Laboratories, Inc. (a)	18,514	4,552,963
Microbot Medical, Inc. (a)(b)	32,053	215,396
Milestone Scientific, Inc. (a)(b)	123,561	185,342
Misonix, Inc. (b)	72,790	960,100
Motus GI Holdings, Inc. (b)	121,781	130,306
Myomo, Inc. (b)	1,220	4,624
Natus Medical, Inc. (b)	159,569	2,897,773
Neogen Corp. (b)	249,487	19,010,909
NeuroMetrix, Inc. (b)	80	138
Neuronetics, Inc. (b)	44,579	261,679
Nevro Corp. (b)	160,601	22,089,062
NuVasive, Inc. (b)	241,825	12,606,337
Obalon Therapeutics, Inc. (b)	5,779	4,974
OraSure Technologies, Inc. (b)	339,852	3,983,065
Orthofix International NV (b)	95,887	2,909,212
OrthoPediatrics Corp. (a)(b)	47,164	2,377,066
PAVmed, Inc. (a)(b)	105,678	208,186
Penumbra, Inc. (b)	156,167	32,662,328
Predictive Oncology, Inc. (a)(b)	2,723	2,941
Pro-Dex, Inc. (b)	600	17,316
Pulse Biosciences, Inc. (a)(b)	61,890	612,092
Pulse Biosciences, Inc. warrants 5/14/25 (a)(b)	1,818	9,314
Quidel Corp. (b)	180,496	31,760,076
Repro Medical Systems, Inc. (b)	88,592	769,864
Retractable Technologies, Inc. (b)	54,530	344,630
Rockwell Medical Technologies, Inc. (a)(b)	293,370	384,315
RTI Biologics, Inc. (b)	350,662	778,470
Seaspine Holdings Corp. (b)	105,719	1,407,120
Second Sight Medical Products, Inc. (a)(b)	13,659	11,229
Senseonics Holdings, Inc. (a)(b)	673,976	316,432
Sensus Healthcare, Inc. (a)(b)	44,385	117,620
Shockwave Medical, Inc. (b)	44,362	2,818,761
SI-BONE, Inc. (b)	94,884	2,070,369
Sientra, Inc. (b)	209,133	803,071
Silk Road Medical, Inc. (b)	63,906	3,896,988
Sintx Technologies, Inc. (b)	123	218
SmileDirectClub, Inc. (a)(b)	285,440	2,317,773
Soliton, Inc. (a)(b)	32,038	218,820
Staar Surgical Co. (b)	140,150	6,720,193
Stereotaxis, Inc. (a)(b)	153,027	538,655
STRATA Skin Sciences, Inc. (a)(b)	18,623	28,679
SurModics, Inc. (b)	65,592	2,968,038
Tactile Systems Technology, Inc. (a)(b)	93,502	3,593,282
Tandem Diabetes Care, Inc. (b)	270,017	30,436,316
Tela Bio, Inc. (b)	23,429	333,863
Thermogenesis Holdings, Inc. (a)(b)	19,470	77,296
TransEnterix, Inc. (a)(b)	70,378	28,341
TransMedics Group, Inc. (b)	29,529	526,502
Utah Medical Products, Inc.	17,323	1,423,084
Vapotherm, Inc. (b)	88,506	2,753,422
Varex Imaging Corp. (b)	190,767	2,115,606
Venus Concept, Inc. (a)(b)	49,087	140,880
ViewRay, Inc. (b)	509,639	1,386,218
Viveve Medical, Inc. (a)(b)	1,298	795
VolitionRx Ltd. (a)(b)	129,302	438,334
Wright Medical Group NV (a)(b)	611,879	18,497,102
Zosano Pharma Corp. (a)(b)	200,497	326,810
Zynex, Inc. (a)(b)	71,572	1,059,266
		654,000,633
Health Care Providers & Services - 1.7%
1Life Healthcare, Inc. (a)(b)	134,249	3,916,043
Acadia Healthcare Co., Inc. (b)	419,493	12,966,529
Addus HomeCare Corp. (b)	63,084	5,908,447
Amedisys, Inc. (b)	152,975	37,004,653
American Renal Associates Holdings, Inc. (b)	75,260	507,252
American Shared Hospital Services (b)	113	237
AMN Healthcare Services, Inc. (b)	222,471	11,977,839
Apollo Medical Holdings, Inc. (b)	122,287	2,310,001
Avalon GloboCare Corp. (b)	20,092	28,531
BioScrip, Inc. (b)	158,720	1,844,326
BioTelemetry, Inc. (a)(b)	158,001	6,253,680
Brookdale Senior Living, Inc. (b)	877,284	2,412,531
Caladrius Biosciences, Inc. (a)(b)	36,321	70,463
Capital Senior Living Corp. (a)(b)	152,578	106,820
Chemed Corp.	74,879	38,720,680
Community Health Systems, Inc. (a)(b)	571,828	2,956,351
Corvel Corp. (b)	41,339	3,431,964
Covetrus, Inc. (a)(b)	462,653	10,599,380
Cross Country Healthcare, Inc. (b)	178,368	1,139,772
CynergisTek, Inc. (a)(b)	1,100	1,452
DFB Healthcare Acquisitions Co. (b)	18,938	402,054
Digirad Corp. (a)(b)	5,124	12,810
Encompass Health Corp.	467,214	30,481,041
Enzo Biochem, Inc. (a)(b)	197,450	420,569
Exagen, Inc. (b)	26,300	379,246
Five Star Senior Living, Inc. (b)	98,753	510,553
Fulgent Genetics, Inc. (a)(b)	50,151	1,482,464
Genesis HealthCare, Inc. Class A (b)	198,253	131,600
Guardant Health, Inc. (b)	245,520	23,447,160
Hanger, Inc. (b)	181,200	3,580,512
HealthEquity, Inc. (b)	359,214	20,647,621
InfuSystems Holdings, Inc. (b)	54,991	800,119
Interpace Diagnostics Group, Inc. (a)(b)	17,441	61,044
LHC Group, Inc. (b)	140,141	29,210,990
Magellan Health Services, Inc. (b)	102,175	7,710,126
MEDNAX, Inc. (b)	404,146	7,509,033
Molina Healthcare, Inc. (b)	278,961	51,599,416
National Healthcare Corp.	54,349	3,462,031
National Research Corp. Class A	57,442	3,216,752
Ontrak, Inc. (a)(b)	25,390	1,852,201
Owens & Minor, Inc.	297,798	4,937,491
Patterson Companies, Inc. (a)	407,126	11,810,725
Pennant Group, Inc. (b)	124,134	4,597,923
PetIQ, Inc. Class A (a)(b)	93,463	3,288,028
Precipio, Inc. (a)(b)	15,762	34,361
Premier, Inc. (a)	314,411	10,296,960
Progyny, Inc. (a)(b)	49,243	1,405,888
Providence Service Corp. (b)	53,858	4,986,712
Psychemedics Corp.	24,117	109,250
R1 RCM, Inc. (b)	483,039	7,004,066
RadNet, Inc. (b)	197,230	2,844,057
Regional Health Properties, Inc. (b)	3,317	4,710
Select Medical Holdings Corp. (a)(b)	510,995	10,255,670
Sharps Compliance Corp. (a)(b)	51,289	391,592
SunLink Health Systems, Inc. (b)	10,027	10,228
Surgery Partners, Inc. (a)(b)	98,965	1,889,242
Tenet Healthcare Corp. (b)	496,017	13,977,759
The Ensign Group, Inc.	238,095	13,938,081
The Joint Corp. (a)(b)	57,071	1,019,288
Tivity Health, Inc. (b)	198,068	3,240,392
Triple-S Management Corp. (a)	112,760	2,097,336
U.S. Physical Therapy, Inc.	59,107	5,254,612
		432,468,664
Health Care Technology - 1.4%
Allscripts Healthcare Solutions, Inc. (b)	762,179	6,806,258
Castlight Health, Inc. Class B (b)	369,928	510,501
Change Healthcare, Inc. (b)	1,036,201	14,662,244
Computer Programs & Systems, Inc.	61,140	1,672,790
Evolent Health, Inc. (a)(b)	368,891	5,286,208
Health Catalyst, Inc. (a)(b)	38,814	1,210,221
HealthStream, Inc. (b)	122,331	2,534,087
HMS Holdings Corp. (b)	420,684	11,732,877
HTG Molecular Diagnostics (a)(b)	259,764	96,113
iCAD, Inc. (a)(b)	102,580	1,110,941
Inovalon Holdings, Inc. Class A (a)(b)	358,764	8,877,615
Inspire Medical Systems, Inc. (a)(b)	76,828	9,177,105
Livongo Health, Inc. (a)(b)	65,344	8,971,731
Medical Transcription Billing Corp. (b)	30,125	288,296
NantHealth, Inc. (a)(b)	115,694	367,907
Nextgen Healthcare, Inc. (b)	226,020	2,997,025
Omnicell, Inc. (b)	201,793	13,455,557
OptimizeRx Corp. (a)(b)	59,831	1,206,193
Phreesia, Inc. (b)	77,913	2,457,376
Schrodinger, Inc.	88,267	5,336,623
SCWorx, Corp. (a)(b)	37,411	65,843
Simulations Plus, Inc.	58,147	3,464,398
Streamline Health Solutions, Inc. (b)	73,168	111,947
Tabula Rasa HealthCare, Inc. (a)(b)	97,231	4,919,889
Teladoc Health, Inc. (a)(b)	351,406	75,794,760
Veeva Systems, Inc. Class A (b)	635,454	179,369,601
Vocera Communications, Inc. (b)	155,689	4,357,735
		366,841,841
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)(b)	54,734	6,273,611
Adaptive Biotechnologies Corp. (b)	107,358	4,467,166
Avantor, Inc. (b)	2,097,001	47,329,313
Bio-Techne Corp.	180,361	46,075,021
Bioanalytical Systems, Inc. (b)	4,600	22,448
BioNano Genomics, Inc. (a)(b)	109,926	66,901
Bruker Corp.	475,574	19,983,619
Champions Oncology, Inc. (b)	19,987	165,492
Charles River Laboratories International, Inc. (b)	233,494	51,123,511
ChromaDex, Inc. (a)(b)	212,135	1,050,068
Codexis, Inc. (b)	241,468	3,332,258
Fluidigm Corp. (a)(b)	334,703	2,627,419
Harvard Bioscience, Inc. (b)	177,133	593,396
Luminex Corp.	200,229	5,344,112
Medpace Holdings, Inc. (b)	127,420	16,537,842
Nanostring Technologies, Inc. (b)	165,960	6,718,061
NeoGenomics, Inc. (b)	518,425	20,192,654
Pacific Biosciences of California, Inc. (b)	675,402	4,457,653
Personalis, Inc. (a)(b)	39,787	907,939
PPD, Inc.	296,568	10,184,145
PRA Health Sciences, Inc. (b)	299,335	32,001,905
Quanterix Corp. (b)	65,596	2,335,218
Syneos Health, Inc. (b)	295,908	18,671,795
		300,461,547
Pharmaceuticals - 1.7%
AcelRx Pharmaceuticals, Inc. (b)	410,734	513,418
Acer Therapeutics, Inc. (a)(b)	21,687	57,471
Aclaris Therapeutics, Inc. (b)	190,552	468,758
Adamis Pharmaceuticals Corp. (a)(b)	305,602	201,697
Adial Pharmaceuticals, Inc. (a)(b)	46,293	63,884
Aerie Pharmaceuticals, Inc. (a)(b)	205,703	2,262,733
Aerpio Pharmaceuticals, Inc. (b)	80,581	109,993
Agile Therapeutics, Inc. (a)(b)	375,728	1,202,330
Akcea Therapeutics, Inc. (a)(b)	91,315	1,669,238
Alimera Sciences, Inc. (a)(b)	6,701	39,603
AMAG Pharmaceuticals, Inc. (a)(b)	163,122	1,689,944
Amneal Pharmaceuticals, Inc. (b)	543,914	2,235,487
Amphastar Pharmaceuticals, Inc. (b)	171,053	3,486,060
Ampio Pharmaceuticals, Inc. (a)(b)	579,553	414,960
ANI Pharmaceuticals, Inc. (b)	46,272	1,451,090
ANI Pharmaceuticals, Inc. rights (b)(c)	58,183	1
Aquestive Therapeutics, Inc. (b)	83,465	656,035
Arvinas Holding Co. LLC (b)	74,724	1,939,088
Assertio Holdings, Inc. (a)(b)	322,688	261,377
AstraZeneca PLC rights (b)(c)	21,542	0
Avenue Therapeutics, Inc. (b)	52,950	589,334
Axsome Therapeutics, Inc. (b)	128,433	9,415,423
Aytu BioScience, Inc. (a)(b)	111,964	118,682
Baudax Bio, Inc. (a)(b)	33,170	92,876
Biodelivery Sciences International, Inc. (b)	396,726	1,551,199
BioPharmX Corp. (a)(b)	1,985	2,442
Cara Therapeutics, Inc. (a)(b)	212,885	3,299,718
Cassava Sciences, Inc. (a)(b)	58,321	183,128
Catalent, Inc. (b)	768,029	71,042,683
Cerecor, Inc. (b)	90,090	221,621
Chiasma, Inc. (b)	166,378	913,415
Citius Pharmaceuticals, Inc. (a)(b)	51,005	47,435
Clearside Biomedical, Inc. (a)(b)	197,183	339,155
Cocrystal Pharma, Inc. (b)	152,806	161,974
Collegium Pharmaceutical, Inc. (b)	148,930	2,838,606
ContraVir Pharmaceuticals, Inc. (a)(b)	620	2,052
Corcept Therapeutics, Inc. (a)(b)	492,083	6,249,454
CorMedix, Inc. (a)(b)	126,786	592,091
Cumberland Pharmaceuticals, Inc. (b)	33,008	106,286
CymaBay Therapeutics, Inc. (b)	301,165	1,948,538
Durect Corp. (a)(b)	960,021	1,665,636
Elanco Animal Health, Inc. (b)	1,875,977	54,515,892
Elanco Animal Health, Inc. rights (b)(c)	223,265	2
Eloxx Pharmaceuticals, Inc. (b)	118,827	366,581
Endo International PLC (b)	988,754	2,976,150
Evofem Biosciences, Inc. (a)(b)	97,028	322,133
Evoke Pharma, Inc. (a)(b)	107,887	482,255
Evolus, Inc. (a)(b)	102,958	397,418
EyeGate Pharmaceuticals, Inc. (b)	12,656	51,383
Eyenovia, Inc. (b)	36,875	129,431
Eyepoint Pharmaceuticals, Inc. (a)(b)	276,934	148,187
Fulcrum Therapeutics, Inc. (a)(b)	25,639	186,396
Harrow Health, Inc. (b)	104,639	720,963
Horizon Therapeutics PLC (b)	956,802	71,874,966
Hoth Therapeutics, Inc. (a)(b)	10,957	29,036
IMARA, Inc.	23,274	540,888
Innovate Biopharmaceuticals, Inc. (a)(b)	53,980	35,195
Innoviva, Inc. (a)(b)	315,535	3,694,915
Intersect ENT, Inc. (b)	155,748	3,127,420
Intra-Cellular Therapies, Inc. (b)	267,516	4,874,142
Jaguar Health, Inc. (a)(b)	419	168
Jazz Pharmaceuticals PLC (b)	261,371	35,125,649
Kala Pharmaceuticals, Inc. (a)(b)	207,511	1,846,848
Kaleido Biosciences, Inc. (a)(b)	22,431	141,091
Lannett Co., Inc. (a)(b)	164,445	864,981
Lipocine, Inc. (a)(b)	145,253	214,974
Liquidia Technologies, Inc. (b)	49,612	254,013
Mallinckrodt PLC (a)(b)	429,788	679,065
Marinus Pharmaceuticals, Inc. (a)(b)	378,560	734,406
Menlo Therapeutics, Inc. (a)(b)	657,270	1,005,623
MyoKardia, Inc. (b)	248,967	27,246,948
Nektar Therapeutics (a)(b)	826,012	15,975,072
Neos Therapeutics, Inc. (a)(b)	188,234	129,034
NGM Biopharmaceuticals, Inc. (a)(b)	34,436	642,231
NovaBay Pharmaceuticals, Inc. (a)(b)	65,659	59,507
Novan, Inc. (a)(b)	223,598	102,072
Novus Therapeutics, Inc. (a)(b)	3,160	1,329
Ocular Therapeutix, Inc. (a)(b)	279,104	2,428,205
Odonate Therapeutics, Inc. (b)	58,848	950,395
Omeros Corp. (a)(b)	249,213	2,978,095
Onconova Therapeutics, Inc. (b)	377,269	90,809
Opiant Pharmaceuticals, Inc. (b)	6,002	52,157
OptiNose, Inc. (a)(b)	130,219	592,496
Osmotica Pharmaceuticals PLC (a)(b)	70,229	417,160
Otonomy, Inc. (b)	109,470	418,175
Pacira Biosciences, Inc. (a)(b)	198,530	12,412,096
Paratek Pharmaceuticals, Inc. (a)(b)	185,584	853,686
Phathom Pharmaceuticals, Inc. (a)(b)	63,846	2,346,979
Phibro Animal Health Corp. Class A	95,314	2,045,438
Plx Pharma PLC/New (a)(b)	5,046	19,982
Prestige Brands Holdings, Inc. (a)(b)	239,057	8,708,847
Provention Bio, Inc. (b)	168,919	2,202,704
Pulmatrix, Inc. (b)	97,666	104,503
Reata Pharmaceuticals, Inc. (a)(b)	124,355	13,051,057
Relmada Therapeutics, Inc. (a)(b)	64,393	2,297,542
resTORbio, Inc. (a)(b)	78,453	178,873
Revance Therapeutics, Inc. (b)	229,024	6,694,372
Royalty Pharma PLC	361,000	14,938,180
Satsuma Pharmaceuticals, Inc. (b)	27,266	627,936
scPharmaceuticals, Inc. (b)	23,358	199,944
SCYNEXIS, Inc. (a)(b)	43,473	245,622
Seelos Therapeutics, Inc. (b)	88,253	80,328
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	4,546	6,501
SIGA Technologies, Inc. (b)	261,143	1,814,944
Sonoma Pharmaceuticals, Inc. (b)	1,437	10,591
Strongbridge Biopharma PLC (b)	173,820	667,469
Supernus Pharmaceuticals, Inc. (a)(b)	247,070	5,433,069
Teligent, Inc. (a)(b)	18,518	22,222
TherapeuticsMD, Inc. (a)(b)	1,124,442	1,641,685
Theravance Biopharma, Inc. (a)(b)	233,312	4,276,609
Titan Pharmaceuticals, Inc. (a)(b)	406,523	93,826
Trevi Therapeutics, Inc. (a)(b)	34,789	140,200
Tricida, Inc. (a)(b)	129,156	1,365,179
Urovant Sciences Ltd. (a)(b)	47,382	424,543
Verrica Pharmaceuticals, Inc. (a)(b)	56,612	520,264
WAVE Life Sciences (a)(b)	85,907	1,076,415
Xeris Pharmaceuticals, Inc. (a)(b)	177,478	835,034
Zogenix, Inc. (b)	250,986	5,940,839
Zomedica Pharmaceuticals Corp. (b)	663,081	72,077
Zynerba Pharmaceuticals, Inc. (a)(b)	95,492	360,960
		449,239,287

TOTAL HEALTH CARE		3,857,310,096

INDUSTRIALS - 11.8%
Aerospace & Defense - 1.0%
AAR Corp.	156,953	3,167,312
Aerojet Rocketdyne Holdings, Inc. (b)	341,758	14,138,528
AeroVironment, Inc. (b)	100,945	7,711,189
Air Industries Group, Inc. (b)	7,873	8,660
Astronics Corp. (b)	113,107	1,022,487
Astrotech Corp. (a)(b)	25,674	56,226
Axon Enterprise, Inc. (b)	297,285	25,471,379
BWX Technologies, Inc.	445,060	24,749,787
CPI Aerostructures, Inc. (b)	51,114	142,097
Cubic Corp. (a)	148,867	7,008,658
Curtiss-Wright Corp.	196,807	20,137,292
Ducommun, Inc. (b)	51,387	1,920,332
HEICO Corp.	230,453	25,331,394
HEICO Corp. Class A	292,789	26,169,481
Hexcel Corp.	394,945	15,556,884
Innovative Solutions & Support, Inc. (b)	36,030	256,173
Kaman Corp.	127,323	5,888,689
Kratos Defense & Security Solutions, Inc. (b)	496,725	9,710,974
Maxar Technologies, Inc.	284,494	6,586,036
Mercury Systems, Inc. (b)	263,801	19,980,288
Moog, Inc. Class A	138,588	8,355,471
National Presto Industries, Inc.	24,560	2,208,681
PAE, Inc. (b)	218,890	1,933,893
Park Aerospace Corp.	94,387	1,046,752
Parsons Corp. (a)(b)	91,742	3,051,339
SIFCO Industries, Inc. (b)	8,781	35,036
Sigma Labs, Inc. (a)(b)	2,496	6,090
Spirit AeroSystems Holdings, Inc. Class A	498,650	10,252,244
Triumph Group, Inc.	243,860	1,763,108
Vectrus, Inc. (b)	58,263	2,529,197
Virgin Galactic Holdings, Inc. (a)(b)	520,140	9,310,506
VirTra, Inc. (b)	3,050	10,431
		255,516,614
Air Freight & Logistics - 0.3%
Air T Funding warrants 9/8/20 (b)	4,541	205
Air T, Inc. (b)	1,838	21,211
Air Transport Services Group, Inc. (b)	286,977	7,294,955
Atlas Air Worldwide Holdings, Inc. (b)	123,905	6,987,003
Echo Global Logistics, Inc. (b)	127,042	3,470,787
Forward Air Corp.	133,507	7,875,578
Hub Group, Inc. Class A (b)	158,464	8,531,702
Radiant Logistics, Inc. (b)	181,151	956,477
XPO Logistics, Inc. (b)	429,172	37,883,012
		73,020,930
Airlines - 0.2%
Allegiant Travel Co. (a)	63,093	8,113,760
Hawaiian Holdings, Inc. (a)	212,980	2,862,451
JetBlue Airways Corp. (a)(b)	1,254,534	14,452,232
Mesa Air Group, Inc. (b)	121,536	444,822
SkyWest, Inc.	233,968	7,873,023
Spirit Airlines, Inc. (a)(b)	418,825	7,488,591
		41,234,879
Building Products - 1.1%
AAON, Inc.	190,807	10,862,643
Advanced Drain Systems, Inc.	244,909	13,587,551
Alpha PRO Tech Ltd. (a)(b)	31,630	443,769
American Woodmark Corp. (b)	72,851	6,374,463
Apogee Enterprises, Inc.	130,241	2,725,944
Armstrong Flooring, Inc. (b)	97,161	376,013
Armstrong World Industries, Inc.	222,999	16,443,946
Builders FirstSource, Inc. (b)	553,384	16,944,618
CSW Industrials, Inc.	73,698	5,324,681
Gibraltar Industries, Inc. (b)	152,506	9,523,237
Griffon Corp.	242,335	5,265,940
Insteel Industries, Inc.	92,737	1,710,070
Jeld-Wen Holding, Inc. (b)	311,238	6,551,560
Lennox International, Inc.	163,523	45,840,403
Masonite International Corp. (b)	115,384	10,533,405
NCI Building Systems, Inc. (b)	227,951	1,814,490
Owens Corning	508,834	34,417,532
Patrick Industries, Inc.	104,739	5,887,379
PGT, Inc. (b)	286,775	5,199,231
Quanex Building Products Corp.	167,170	2,810,128
Resideo Technologies, Inc. (a)(b)	577,701	7,718,085
Simpson Manufacturing Co. Ltd.	187,910	18,479,069
Trex Co., Inc. (b)	272,664	40,760,541
Ufp Industries, Inc.	286,533	17,005,734
		286,600,432
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	313,996	11,975,807
ACCO Brands Corp. (a)	457,630	2,965,442
Acme United Corp.	11,083	244,269
ADS Waste Holdings, Inc. (b)	343,834	10,359,718
ADT, Inc. (a)	503,025	5,357,216
Amrep Corp. (a)(b)	2,694	12,231
Appliance Recycling Centers of America, Inc. (a)(b)	582	4,062
Aqua Metals, Inc. (a)(b)	227,653	225,581
ARC Document Solutions, Inc.	173,429	183,835
Avalon Holdings Corp. Class A (b)	10,366	16,275
Brady Corp. Class A	218,926	10,265,440
BrightView Holdings, Inc. (a)(b)	153,043	1,879,368
Casella Waste Systems, Inc. Class A (b)	210,066	11,795,206
CECO Environmental Corp. (b)	165,218	1,400,223
Charah Solutions, Inc. (a)(b)	15,645	40,833
Cimpress PLC (a)(b)	113,605	10,531,184
Clean Harbors, Inc. (b)	239,545	14,636,200
CompX International, Inc. Class A	715	9,796
Covanta Holding Corp. (a)	545,984	5,154,089
Deluxe Corp. (a)	195,664	5,556,858
Document Security Systems, Inc. (a)(b)	10,553	67,434
Ennis, Inc.	134,871	2,472,185
Fuel Tech, Inc. (a)(b)	101,005	80,158
Harsco Corp. (b)	374,767	5,302,953
Healthcare Services Group, Inc. (a)	349,377	7,267,042
Heritage-Crystal Clean, Inc. (b)	64,453	946,170
Herman Miller, Inc.	280,438	6,682,838
HNI Corp.	192,416	6,128,450
Hudson Technologies, Inc. (a)(b)	164,908	189,644
IAA Spinco, Inc. (b)	628,329	32,874,173
Industrial Services of America, Inc. (b)(c)	12,605	441
Interface, Inc.	286,423	2,165,358
KAR Auction Services, Inc.	598,671	10,380,955
Kimball International, Inc. Class B	188,600	2,114,206
Knoll, Inc.	249,538	3,211,554
Matthews International Corp. Class A	156,133	3,419,313
McGrath RentCorp.	114,788	7,617,332
MSA Safety, Inc.	169,036	21,290,084
NL Industries, Inc.	19,002	66,507
Odyssey Marine Exploration, Inc. (a)(b)	34,805	197,344
Performant Financial Corp. (b)	99,740	60,851
Perma-Fix Environmental Services, Inc. (b)	23,883	170,763
PICO Holdings, Inc. (b)	104,771	931,414
Pitney Bowes, Inc.	792,258	4,349,496
Quad/Graphics, Inc.	162,420	566,846
Quest Resource Holding Corp. (b)	35,687	69,233
R.R. Donnelley & Sons Co.	348,925	460,581
SP Plus Corp. (b)	115,148	2,361,685
Steelcase, Inc. Class A	416,942	4,357,044
Stericycle, Inc. (b)	431,768	27,680,646
Team, Inc. (a)(b)	153,146	975,540
Tetra Tech, Inc.	255,855	23,617,975
The Brink's Co.	238,520	11,534,827
U.S. Ecology, Inc.	120,372	4,469,412
UniFirst Corp.	70,623	13,603,402
Viad Corp.	101,001	2,164,451
Virco Manufacturing Co. (b)	17,193	37,825
VSE Corp.	41,614	1,208,054
		303,707,819
Construction & Engineering - 0.6%
AECOM (b)	756,044	29,871,298
Aegion Corp. (b)	152,287	2,464,765
Ameresco, Inc. Class A (a)(b)	94,845	3,238,008
API Group Corp. (b)(d)	504,877	7,138,961
Arcosa, Inc.	224,935	10,412,241
Argan, Inc.	64,607	2,734,814
Comfort Systems U.S.A., Inc.	167,275	8,475,824
Concrete Pumping Holdings, Inc. (b)	141,151	512,378
Construction Partners, Inc. Class A (a)(b)	160,720	3,003,857
Dycom Industries, Inc. (a)(b)	147,422	9,067,927
EMCOR Group, Inc.	258,505	19,390,460
Fluor Corp.	665,711	6,337,569
FTE Networks, Inc. (a)(b)(c)	20,228	29,937
Goldfield Corp. (b)	99,734	435,838
Granite Construction, Inc.	210,682	3,916,578
Great Lakes Dredge & Dock Corp. (b)	317,596	2,975,875
HC2 Holdings, Inc. (a)(b)	238,637	596,593
IES Holdings, Inc. (b)	37,757	1,088,534
Infrastructure and Energy Alternatives, Inc. (a)(b)	45,210	240,517
Limbach Holdings, Inc. (b)	16,009	86,769
MasTec, Inc. (a)(b)	276,673	12,785,059
MYR Group, Inc. (b)	81,182	3,150,673
Northwest Pipe Co. (b)	53,599	1,518,460
NV5 Holdings, Inc. (a)(b)	48,422	2,506,807
Orion Group Holdings, Inc. (b)	157,272	410,480
Primoris Services Corp.	187,700	3,577,562
Sterling Construction Co., Inc. (b)	136,418	1,928,951
The Peck Co. Holdings, Inc. (a)(b)	8,305	28,486
Tutor Perini Corp. (b)	186,521	2,340,839
Valmont Industries, Inc.	99,056	12,585,065
Willscot Mobile Mini Holdings (b)	774,000	13,854,600
		166,705,725
Electrical Equipment - 1.1%
Acuity Brands, Inc.	187,892	20,534,717
Allied Motion Technologies, Inc.	38,595	1,643,761
American Superconductor Corp. (a)(b)	87,329	1,096,852
Atkore International Group, Inc. (b)	223,895	5,984,713
AZZ, Inc.	127,850	4,440,231
Babcock & Wilcox Enterprises, Inc. (a)(b)	147,551	355,598
Bloom Energy Corp. Class A (a)(b)	111,244	1,742,081
Broadwind, Inc. (b)	60,375	219,161
Capstone Turbine Corp. (a)(b)	38,894	160,243
DPW Holdings, Inc. (a)(b)	17,815	32,601
Encore Wire Corp.	99,651	5,142,988
Energous Corp. (a)(b)	117,754	428,625
Energy Focus, Inc. (a)(b)	6,169	55,274
EnerSys (a)	201,640	14,514,047
Espey Manufacturing & Electronics Corp.	5,259	91,296
FuelCell Energy, Inc. (a)(b)	997,162	2,831,940
Generac Holdings, Inc. (b)	295,532	56,145,169
GrafTech International Ltd. (a)	270,381	1,800,737
Hubbell, Inc. Class B	254,100	36,824,172
Ideal Power, Inc. (b)	1,768	10,484
LSI Industries, Inc.	128,461	881,242
nVent Electric PLC	726,228	13,885,479
Ocean Power Technologies, Inc. (a)(b)	3,545	4,254
Orion Energy Systems, Inc. (b)	115,336	735,844
Plug Power, Inc. (a)(b)	1,555,779	20,194,011
Polar Power, Inc. (a)(b)	7,179	11,917
Powell Industries, Inc.	46,082	1,243,753
Preformed Line Products Co.	12,621	686,709
Regal Beloit Corp.	189,876	18,771,141
Sensata Technologies, Inc. PLC (b)	736,027	30,648,164
Sunrun, Inc. (a)(b)	375,858	21,256,649
Sunworks, Inc. (a)(b)	6,668	4,834
Thermon Group Holdings, Inc. (b)	166,125	2,186,205
TPI Composites, Inc. (b)	150,436	4,619,890
Ultralife Corp. (b)	68,420	432,414
Vicor Corp. (b)	87,560	7,620,347
Vivint Solar, Inc. (a)(b)	209,938	6,482,885
		283,720,428
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	258,546	33,856,599
Raven Industries, Inc.	180,488	4,485,127
		38,341,726
Machinery - 2.8%
AGCO Corp.	294,067	20,908,164
AgEagle Aerial Systems, Inc. (a)(b)	113,290	351,199
Alamo Group, Inc.	45,787	5,077,778
Albany International Corp. Class A	147,279	7,643,780
Allison Transmission Holdings, Inc.	531,685	19,071,541
Altra Industrial Motion Corp.	304,423	11,887,718
Art's-Way Manufacturing Co., Inc. (a)(b)	31,860	73,597
Astec Industries, Inc.	107,497	5,667,242
Barnes Group, Inc.	226,811	8,981,716
Blue Bird Corp. (b)	73,463	836,009
Chart Industries, Inc. (b)	165,968	10,907,417
Chicago Rivet & Machine Co.	758	15,554
CIRCOR International, Inc. (a)(b)	94,253	2,794,601
Colfax Corp. (b)	394,023	13,113,085
Columbus McKinnon Corp. (NY Shares)	116,396	4,233,905
Commercial Vehicle Group, Inc. (b)	137,261	619,047
Crane Co.	227,340	12,853,804
Donaldson Co., Inc.	590,349	29,729,976
Douglas Dynamics, Inc. (a)	108,349	4,159,518
Eastern Co.	26,978	590,818
Energy Recovery, Inc. (a)(b)	172,493	1,467,915
Enerpac Tool Group Corp. Class A	249,165	5,182,632
EnPro Industries, Inc.	95,872	5,610,429
ESCO Technologies, Inc.	122,802	11,042,356
Evoqua Water Technologies Corp. (b)	389,783	7,974,960
ExOne Co. (a)(b)	52,199	637,872
Federal Signal Corp.	282,324	9,068,247
Franklin Electric Co., Inc.	175,336	10,407,945
FreightCar America, Inc. (b)	53,070	79,074
Gates Industrial Corp. PLC (b)	221,734	2,503,377
Gencor Industries, Inc. (b)	29,953	377,707
Gorman-Rupp Co.	90,076	2,877,928
Graco, Inc.	779,957	45,253,105
Graham Corp.	39,837	523,060
Greenbrier Companies, Inc. (a)	150,555	4,093,590
Helios Technologies, Inc.	138,854	5,708,288
Hillenbrand, Inc.	345,778	10,964,620
Hurco Companies, Inc.	26,517	749,901
Hyster-Yale Materials Handling Class A	48,641	1,962,178
ITT, Inc.	404,994	25,437,673
John Bean Technologies Corp.	149,062	15,280,346
Kadant, Inc.	53,772	6,261,212
Kennametal, Inc.	389,989	11,317,481
L.B. Foster Co. Class A (b)	47,741	713,728
Lincoln Electric Holdings, Inc.	279,150	26,996,597
Lindsay Corp.	50,696	5,066,051
LiqTech International, Inc. (a)(b)	85,306	588,611
Lydall, Inc. (b)	86,460	1,623,719
Manitex International, Inc. (b)	80,512	363,109
Manitowoc Co., Inc. (b)	177,690	1,673,840
Mayville Engineering Co., Inc. (b)	31,068	265,631
Meritor, Inc. (b)	337,944	7,691,605
MFRI, Inc. (b)	13,179	72,353
Middleby Corp. (b)	261,327	25,583,913
Miller Industries, Inc.	59,280	1,859,614
Mueller Industries, Inc.	268,526	7,975,222
Mueller Water Products, Inc. Class A	740,930	8,002,044
Navistar International Corp. (b)	312,600	9,996,948
NN, Inc.	207,276	943,106
Nordson Corp.	241,129	44,968,147
Omega Flex, Inc.	14,605	1,924,063
Oshkosh Corp.	317,915	24,482,634
Park-Ohio Holdings Corp.	42,921	679,010
Proto Labs, Inc. (a)(b)	126,344	18,572,568
RBC Bearings, Inc. (b)	118,598	15,659,680
REV Group, Inc.	135,669	1,051,435
Rexnord Corp.	562,103	16,278,503
SPX Corp. (b)	208,818	8,734,857
SPX Flow, Inc. (b)	203,550	8,850,354
Standex International Corp.	62,527	3,616,562
Taylor Devices, Inc. (b)	3,749	35,053
Tennant Co.	89,868	5,973,526
Terex Corp.	304,755	5,964,055
The L.S. Starrett Co. Class A (b)	20,155	68,729
The Shyft Group, Inc.	152,982	3,055,051
Timken Co.	316,873	17,171,348
Titan International, Inc.	259,294	617,120
Toro Co.	501,208	37,730,938
TriMas Corp. (b)	212,877	5,381,531
Trinity Industries, Inc. (a)	432,032	8,843,695
Twin Disc, Inc. (b)	40,233	243,410
Wabash National Corp. (a)	243,922	2,978,288
Watts Water Technologies, Inc. Class A	129,106	12,361,900
Welbilt, Inc. (a)(b)	621,600	4,587,408
Woodward, Inc.	267,335	22,907,936
		716,452,257
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	374,845	989,591
Genco Shipping & Trading Ltd.	82,800	588,708
Kirby Corp. (b)	281,016	11,926,319
Matson, Inc.	203,253	8,144,348
Pangaea Logistics Solutions Ltd. (a)	5,684	13,926
		21,662,892
Professional Services - 1.6%
Acacia Research Corp. (b)	241,785	917,574
ASGN, Inc. (b)	247,450	17,759,487
Barrett Business Services, Inc.	37,761	2,173,901
BG Staffing, Inc.	43,008	403,415
CBIZ, Inc. (b)	263,111	6,398,860
CoreLogic, Inc.	375,531	24,935,258
CoStar Group, Inc. (b)	185,672	157,561,259
CRA International, Inc.	38,928	1,654,829
DLH Holdings Corp. (b)	3,557	29,345
Exponent, Inc.	244,103	19,639,307
Forrester Research, Inc. (a)(b)	53,132	1,884,061
Franklin Covey Co. (b)	49,883	984,690
FTI Consulting, Inc. (b)	175,563	20,147,610
Gee Group, Inc. (a)(b)	3,724	4,394
GP Strategies Corp. (a)(b)	73,891	713,787
Heidrick & Struggles International, Inc.	95,670	2,069,342
Hill International, Inc. (b)	111,120	163,346
Hirequest, Inc.	19,482	136,374
Hudson Global, Inc. (b)	7,326	70,476
Huron Consulting Group, Inc. (b)	107,796	4,676,190
ICF International, Inc.	89,066	6,084,098
InnerWorkings, Inc. (b)	170,973	485,563
Insperity, Inc.	170,728	11,501,945
Kelly Services, Inc. Class A (non-vtg.)	155,356	2,950,210
Kforce, Inc.	89,228	3,064,090
Korn Ferry	258,918	7,896,999
Lightbridge Corp. (a)(b)	8,376	37,273
Manpower, Inc.	269,301	19,742,456
Mastech Digital, Inc. (b)	13,818	255,633
MISTRAS Group, Inc. (b)	85,188	405,495
RCM Technologies, Inc. (b)	26,331	41,603
Red Violet, Inc. (a)(b)	28,193	586,132
Rekor Systems, Inc. (a)(b)	53,118	345,267
Resources Connection, Inc.	152,772	1,877,568
ShiftPixy, Inc. (a)(b)	379	1,630
Staffing 360 Solutions, Inc. (a)	32,301	20,175
TransUnion Holding Co., Inc.	891,978	77,352,332
TriNet Group, Inc. (b)	201,951	13,700,356
TrueBlue, Inc. (b)	172,303	2,915,367
Upwork, Inc. (b)	303,441	4,621,406
Volt Information Sciences, Inc. (b)	56,277	64,156
Willdan Group, Inc. (a)(b)	53,375	1,504,108
		417,777,367
Road & Rail - 0.8%
AMERCO	37,648	13,360,899
ArcBest Corp.	122,654	4,148,158
Avis Budget Group, Inc. (a)(b)	249,666	8,516,107
Covenant Transport Group, Inc. Class A (b)	57,931	1,061,875
Daseke, Inc. (b)	271,093	1,667,222
Heartland Express, Inc.	224,640	4,646,678
HyreCar, Inc. (b)	61,111	228,555
Knight-Swift Transportation Holdings, Inc. Class A (a)	575,701	26,171,367
Landstar System, Inc.	180,539	24,027,936
Lyft, Inc. (a)(b)	997,291	29,589,624
Marten Transport Ltd.	281,940	5,120,030
P.A.M. Transportation Services, Inc. (b)	11,803	430,810
Patriot Transportation Holding, Inc.	5,715	49,035
Ryder System, Inc.	251,405	10,282,465
Saia, Inc. (b)	123,948	16,633,822
Schneider National, Inc. Class B	156,141	4,225,175
U.S. Xpress Enterprises, Inc. (b)	106,556	1,019,741
U.S.A. Truck, Inc. (b)	35,507	395,903
Uber Technologies, Inc. (a)(b)	979,766	32,949,531
Universal Logistics Holdings, Inc.	41,673	895,970
Werner Enterprises, Inc.	271,430	12,488,494
YRC Worldwide, Inc. (a)(b)	164,196	684,697
		198,594,094
Trading Companies & Distributors - 0.9%
AeroCentury Corp. (a)(b)	726	1,713
Air Lease Corp. Class A	491,692	15,281,787
Alta Equipment Group, Inc. (a)(b)	95,730	799,346
Applied Industrial Technologies, Inc.	183,570	11,052,750
Beacon Roofing Supply, Inc. (b)	318,244	10,785,289
BlueLinx Corp. (a)(b)	44,535	909,850
BMC Stock Holdings, Inc. (b)	315,022	12,575,678
CAI International, Inc.	79,902	1,742,663
DXP Enterprises, Inc. (b)	81,122	1,560,787
EVI Industries, Inc. (a)(b)	23,108	567,532
Foundation Building Materials, Inc. (b)	88,964	1,443,886
GATX Corp. (a)	166,264	11,119,736
General Finance Corp. (b)	73,463	476,040
GMS, Inc. (b)	202,123	5,354,238
H&E Equipment Services, Inc.	146,525	2,968,597
HD Supply Holdings, Inc. (b)	758,001	30,062,320
Herc Holdings, Inc. (b)	113,820	4,660,929
Houston Wire & Cable Co. (b)	67,850	175,732
Huttig Building Products, Inc. (a)(b)	72,927	171,378
India Globalization Capital, Inc. (a)(b)	172,304	206,765
Lawson Products, Inc. (b)	40,566	1,456,319
MRC Global, Inc. (a)(b)	406,717	2,314,220
MSC Industrial Direct Co., Inc. Class A	214,233	14,117,955
Nesco Holdings, Inc. Class A (a)(b)	32,234	128,936
Now, Inc. (b)	536,322	3,899,061
Rush Enterprises, Inc. Class A	147,381	7,121,450
SiteOne Landscape Supply, Inc. (b)	208,153	26,029,533
Systemax, Inc.	73,101	1,622,111
Titan Machinery, Inc. (b)	93,368	1,260,468
Transcat, Inc. (b)	40,113	1,179,723
Triton International Ltd.	241,718	8,716,351
Univar, Inc. (b)	662,096	12,043,526
Veritiv Corp. (b)	61,994	1,077,456
Watsco, Inc.	154,167	37,769,373
WESCO International, Inc. (b)	225,765	10,577,090
Willis Lease Finance Corp. (b)	20,314	434,313
		241,664,901
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	367,584	10,299,704

TOTAL INDUSTRIALS		3,055,299,768

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 0.7%
Acacia Communications, Inc. (b)	179,913	12,140,529
ADTRAN, Inc.	225,286	2,498,422
Applied Optoelectronics, Inc. (a)(b)	84,395	981,514
Aviat Networks, Inc. (b)	17,942	388,983
BK Technologies Corp.	68,107	207,726
CalAmp Corp. (a)(b)	167,160	1,365,697
Calix Networks, Inc. (b)	232,960	4,531,072
Casa Systems, Inc. (a)(b)	137,941	627,632
Ciena Corp. (b)	725,893	41,208,946
Clearfield, Inc. (b)	45,080	793,408
ClearOne, Inc. (b)	68,406	179,908
CommScope Holding Co., Inc. (b)	922,485	9,501,596
Communications Systems, Inc.	26,846	125,371
Comtech Telecommunications Corp.	119,418	1,982,339
Digi International, Inc. (b)	143,313	1,951,923
Dzs, Inc. (b)	42,919	447,216
EchoStar Holding Corp. Class A (b)	217,771	6,398,112
EMCORE Corp. (b)	116,856	412,502
Extreme Networks, Inc. (b)	592,651	2,589,885
Harmonic, Inc. (b)	460,119	2,714,702
Infinera Corp. (a)(b)	758,768	5,531,419
Inseego Corp. (a)(b)	328,985	3,776,748
InterDigital, Inc.	142,535	8,716,015
KVH Industries, Inc. (b)	55,592	499,772
Lantronix, Inc. (b)	36,109	193,905
LRAD Corp. (a)(b)	157,033	785,165
Lumentum Holdings, Inc. (b)	354,354	30,474,444
NETGEAR, Inc. (b)	138,171	4,608,003
NetScout Systems, Inc. (b)	296,545	6,862,051
Network-1 Security Solutions, Inc.	44,887	98,751
Optical Cable Corp. (b)	11,253	27,232
PC-Tel, Inc.	84,418	535,210
Plantronics, Inc. (a)	159,857	1,975,833
Resonant, Inc. (a)(b)	189,533	506,053
Sonus Networks, Inc. (b)	437,985	1,874,576
Technical Communications Corp. (a)(b)	2,782	10,154
Tessco Technologies, Inc.	29,976	184,952
Ubiquiti, Inc. (a)	56,426	10,255,426
ViaSat, Inc. (a)(b)	275,726	10,962,866
Viavi Solutions, Inc. (b)	1,098,073	14,642,803
Westell Technologies, Inc. Class A (b)	36,810	40,491
xG Technology, Inc. (a)(b)	57	99
		193,609,451
Electronic Equipment & Components - 1.9%
ADDvantage Technologies Group, Inc. (a)(b)	11,707	26,107
Airgain, Inc. (b)	46,747	621,735
Akoustis Technologies, Inc. (a)(b)	126,261	1,001,250
Applied DNA Sciences, Inc. (a)(b)	20,600	150,998
Arlo Technologies, Inc. (b)	363,054	2,080,299
Arrow Electronics, Inc. (b)	369,590	29,034,990
Avnet, Inc.	449,673	12,370,504
Badger Meter, Inc.	139,363	8,597,303
Bel Fuse, Inc. Class B (non-vtg.)	57,152	686,967
Belden, Inc.	177,004	5,961,495
Benchmark Electronics, Inc.	173,960	3,411,356
Cemtrex, Inc. (a)(b)	4,301	5,720
ClearSign Combustion Corp. (a)(b)	88,193	201,962
Coda Octopus Group, Inc. (a)(b)	22,486	151,331
Cognex Corp.	808,161	55,916,660
Coherent, Inc. (b)	114,396	12,887,853
CPS Technologies Corp. (a)(b)	41,373	70,334
CTS Corp.	163,045	3,407,641
CUI Global, Inc. (b)	85,811	46,106
Daktronics, Inc. (a)	197,468	872,809
Data I/O Corp. (b)	25,384	84,275
Digital Ally, Inc. (a)(b)	84,218	189,491
Dolby Laboratories, Inc. Class A	304,349	21,258,778
eMagin Corp. (a)(b)	59,414	79,021
ePlus, Inc. (b)	64,109	4,918,442
Fabrinet (b)	174,318	12,163,910
FARO Technologies, Inc. (b)	87,303	4,932,620
Fitbit, Inc. (b)	1,091,258	6,940,401
Frequency Electronics, Inc. (b)	18,714	187,514
Identiv, Inc. (b)	50,133	309,321
IEC Electronics Corp. (b)	42,451	356,588
II-VI, Inc. (b)	454,085	20,206,783
Image Sensing Systems, Inc. (b)	9,582	34,687
Insight Enterprises, Inc. (b)	163,833	9,798,033
Intellicheck, Inc. (a)(b)	65,588	413,204
Iteris, Inc. (b)	193,896	886,105
Itron, Inc. (b)	169,387	10,090,384
Jabil, Inc.	645,921	22,058,202
KEY Tronic Corp. (b)	23,421	192,521
Kimball Electronics, Inc. (b)	125,270	1,689,266
Knowles Corp. (b)	425,549	6,408,768
LGL Group, Inc. (b)	6,067	49,992
LightPath Technologies, Inc. Class A (a)(b)	111,997	276,633
Littelfuse, Inc.	114,251	20,661,151
Luna Innovations, Inc. (b)	128,883	824,851
Methode Electronics, Inc. Class A	172,745	4,890,411
Micronet Enertec Technologies, Inc. (a)(b)	8,412	39,200
MicroVision, Inc. (a)(b)	542,135	856,573
MTS Systems Corp.	88,196	2,151,982
Napco Security Technolgies, Inc. (a)(b)	56,639	1,410,877
National Instruments Corp.	554,372	19,896,411
Neonode, Inc. (a)(b)	22,234	222,118
nLIGHT, Inc. (b)	162,009	3,784,530
Novanta, Inc. (b)	164,594	17,639,539
OSI Systems, Inc. (b)	81,308	6,403,005
Par Technology Corp. (a)(b)	57,484	2,146,453
PC Connection, Inc.	49,986	2,213,880
Perceptron, Inc. (b)	32,730	137,139
Plexus Corp. (b)	135,404	10,300,182
Powerfleet, Inc. (a)(b)	96,837	544,224
Research Frontiers, Inc. (b)	113,120	262,438
RF Industries Ltd.	34,355	141,543
Richardson Electronics Ltd.	36,172	164,221
Rogers Corp. (b)	88,257	10,000,401
Sanmina Corp. (b)	312,412	8,841,260
ScanSource, Inc. (b)	123,244	3,042,894
Sigmatron International, Inc. (b)	11,250	32,963
Superconductor Technologies, Inc. (b)	2,752	872
SYNNEX Corp.	194,554	24,737,541
Trimble, Inc. (b)	1,176,004	61,634,370
TTM Technologies, Inc. (a)(b)	477,999	5,477,869
Vishay Intertechnology, Inc.	589,082	9,419,421
Vishay Precision Group, Inc. (b)	61,860	1,540,933
Wayside Technology Group, Inc.	13,193	327,846
Wireless Telecom Group, Inc. (b)	34,803	45,592
Wrap Technologies, Inc. (a)(b)	45,818	398,617
		481,219,666
IT Services - 4.7%
ALJ Regional Holdings, Inc. (a)(b)	9,675	10,159
Alliance Data Systems Corp.	199,696	9,008,287
Amergent Hospitality Group, Inc. (b)	9,043	2,871
AMERI Holdings, Inc. (b)	10,788	13,701
Black Knight, Inc. (b)	705,903	59,366,442
Booz Allen Hamilton Holding Corp. Class A	649,244	57,172,427
Brightcove, Inc. (b)	181,303	2,016,089
CACI International, Inc. Class A (b)	117,709	27,566,271
Cardtronics PLC (a)(b)	171,532	3,723,960
Cass Information Systems, Inc.	60,832	2,382,181
Computer Task Group, Inc. (b)	43,271	207,701
Conduent, Inc. (b)	764,243	2,583,141
CSG Systems International, Inc.	155,294	6,610,866
CSP, Inc.	3,689	35,009
Endurance International Group Holdings, Inc. (b)	364,430	2,372,439
EPAM Systems, Inc. (b)	262,685	85,924,264
Euronet Worldwide, Inc. (b)	247,100	25,545,198
EVERTEC, Inc.	279,041	9,772,016
EVO Payments, Inc. Class A (b)	195,967	5,630,132
Exela Technologies, Inc. (a)(b)	248,418	106,298
ExlService Holdings, Inc. (b)	160,409	10,216,449
Fastly, Inc. Class A (a)(b)	89,331	8,293,490
Genpact Ltd.	728,193	30,715,181
GoDaddy, Inc. (b)	779,768	65,250,986
GreenSky, Inc. Class A (a)(b)	189,492	824,290
Grid Dynamics Holdings, Inc. (b)	115,168	854,547
GTT Communications, Inc. (a)(b)	142,846	711,373
Hackett Group, Inc.	137,473	1,733,535
i3 Verticals, Inc. Class A (a)(b)	71,483	1,993,661
Information Services Group, Inc. (b)	106,909	219,698
Innodata, Inc. (b)	57,046	119,797
International Money Express, Inc. (b)	124,600	2,108,232
KBR, Inc.	675,442	16,879,296
Limelight Networks, Inc. (b)	567,354	3,216,897
Liveramp Holdings, Inc. (b)	308,347	17,218,096
ManTech International Corp. Class A	127,235	9,523,540
Marathon Patent Group, Inc. (a)(b)	47,394	117,537
Maximus, Inc.	288,978	22,410,244
ModusLink Global Solutions, Inc. (b)	124,462	82,780
MoneyGram International, Inc. (a)(b)	162,379	474,147
MongoDB, Inc. Class A (a)(b)	170,898	39,955,952
NIC, Inc.	318,145	6,801,940
Okta, Inc. (b)	547,919	118,005,315
Paysign, Inc. (a)(b)	130,624	841,219
Perficient, Inc. (b)	155,646	6,678,770
Perspecta, Inc.	649,027	13,480,291
PFSweb, Inc. (b)	68,404	578,014
PRG-Schultz International, Inc. (b)	113,057	624,075
Repay Holdings Corp. (b)	179,676	4,545,803
Sabre Corp.	1,473,126	10,297,151
Science Applications International Corp.	233,701	19,504,685
ServiceSource International, Inc. (b)	310,800	467,754
Square, Inc. (b)	1,609,281	256,776,876
StarTek, Inc. (b)	53,760	268,800
Switch, Inc. Class A	270,712	4,656,246
Sykes Enterprises, Inc. (b)	179,453	5,940,792
Ttec Holdings, Inc.	84,354	4,782,028
Twilio, Inc. Class A (b)	647,961	174,793,959
Unisys Corp. (b)	244,689	2,853,074
Verra Mobility Corp. (b)	617,380	6,522,620
Virtusa Corp. (b)	139,386	5,511,322
WEX, Inc. (b)	205,773	32,864,006
WidePoint Corp. (b)	264,173	136,049
		1,209,899,969
Semiconductors & Semiconductor Equipment - 3.9%
ACM Research, Inc. (b)	43,351	3,850,002
Advanced Energy Industries, Inc. (b)	181,219	13,431,952
AEHR Test Systems (b)	77,697	138,301
Alpha & Omega Semiconductor Ltd. (b)	97,106	1,315,786
Ambarella, Inc. (b)	153,550	8,092,085
Amkor Technology, Inc. (b)	505,693	6,166,926
Amtech Systems, Inc. (b)	53,049	301,318
Atomera, Inc. (a)(b)	60,574	769,896
Axcelis Technologies, Inc. (b)	153,956	3,637,980
AXT, Inc. (b)	187,862	1,059,542
Brooks Automation, Inc.	349,024	18,020,109
Cabot Microelectronics Corp.	136,207	20,742,964
Ceva, Inc. (b)	102,296	4,322,006
Cirrus Logic, Inc. (b)	276,191	16,734,413
Cohu, Inc. (a)	202,032	3,474,950
Cree, Inc. (b)	508,964	32,115,628
CVD Equipment Corp. (b)	12,659	38,104
CyberOptics Corp. (b)	35,618	1,141,557
Diodes, Inc. (b)	198,193	9,683,710
DSP Group, Inc. (b)	116,050	1,664,157
Enphase Energy, Inc. (b)	384,416	29,688,448
Entegris, Inc.	633,093	42,347,591
Envision Solar International, Inc. (b)	18,545	257,034
Everspin Technologies, Inc. (a)(b)	46,642	270,990
First Solar, Inc. (a)(b)	357,747	27,399,843
FormFactor, Inc. (b)	365,303	9,545,367
GSI Technology, Inc. (a)(b)	71,555	455,090
Ichor Holdings Ltd. (b)	112,867	2,839,734
Impinj, Inc. (a)(b)	76,879	1,879,692
Inphi Corp. (b)	228,528	26,047,621
Intest Corp. (b)	33,374	164,200
Kopin Corp. (a)(b)	302,580	456,896
Kulicke & Soffa Industries, Inc.	299,238	7,175,727
Lattice Semiconductor Corp. (b)	637,446	18,230,956
MACOM Technology Solutions Holdings, Inc. (b)	219,678	7,827,127
Marvell Technology Group Ltd.	3,128,749	121,332,886
Maxeon Solar Technologies Ltd. (a)(b)	5,190	107,848
MaxLinear, Inc. Class A (b)	315,223	7,675,680
MKS Instruments, Inc.	258,402	30,886,791
Monolithic Power Systems, Inc.	196,566	52,508,676
MoSys, Inc. (a)(b)	813	1,309
NeoPhotonics Corp. (b)	205,854	1,370,988
NVE Corp.	24,023	1,283,549
NXP Semiconductors NV	1,314,517	165,313,658
ON Semiconductor Corp. (b)	1,937,638	41,407,324
Onto Innovation, Inc. (b)	226,032	7,061,240
PDF Solutions, Inc. (b)	138,524	2,867,447
Photronics, Inc. (b)	302,712	3,036,201
Pixelworks, Inc. (b)	172,277	392,792
Power Integrations, Inc.	281,184	15,737,868
QuickLogic Corp. (a)(b)	26,398	84,474
Rambus, Inc. (b)	530,666	7,126,844
Rubicon Technology, Inc. (b)	8,459	70,041
Semtech Corp. (b)	306,487	17,975,463
Silicon Laboratories, Inc. (b)	207,138	21,213,003
SiTime Corp. (a)	20,584	1,356,074
SMART Global Holdings, Inc. (b)	66,413	1,673,608
SolarEdge Technologies, Inc. (b)	234,216	51,796,868
SunPower Corp. (a)(b)	415,125	4,645,249
Synaptics, Inc. (b)	160,884	13,728,232
Teradyne, Inc.	780,696	66,335,739
Ultra Clean Holdings, Inc. (b)	186,619	4,575,898
Universal Display Corp.	199,493	35,011,022
Veeco Instruments, Inc. (b)	235,849	2,804,245
		1,000,668,719
Software - 9.8%
2U, Inc. (a)(b)	333,966	13,822,853
8x8, Inc. (b)	494,071	8,339,918
A10 Networks, Inc. (b)	286,209	2,447,087
ACI Worldwide, Inc. (b)	548,759	16,122,539
Agilysys, Inc. (b)	93,935	2,383,131
Alarm.com Holdings, Inc. (a)(b)	201,501	12,063,865
Altair Engineering, Inc. Class A (a)(b)	187,363	7,872,993
Alteryx, Inc. Class A (a)(b)	234,646	28,352,276
American Software, Inc. Class A	146,574	2,075,488
Anaplan, Inc. (b)	420,012	25,725,735
AppFolio, Inc. (a)(b)	69,983	11,759,243
Appian Corp. Class A (a)(b)	165,209	10,117,399
Aspen Technology, Inc. (b)	318,229	40,424,630
Asure Software, Inc. (a)(b)	55,885	376,106
AudioEye, Inc. (b)	21,578	411,061
Avalara, Inc. (b)	342,754	45,384,057
Avaya Holdings Corp. (a)(b)	391,265	6,072,433
Aware, Inc. (b)	24,042	64,913
Benefitfocus, Inc. (b)	141,222	1,460,235
Bill.Com Holdings, Inc. (b)	100,876	9,984,706
Blackbaud, Inc. (a)	233,281	14,894,992
BlackLine, Inc. (a)(b)	205,980	17,996,473
Bottomline Technologies, Inc. (b)	177,127	8,436,559
Box, Inc. Class A (b)	712,695	13,990,203
Bridgeline Digital, Inc. (b)	19	39
BSQUARE Corp. (b)	35,232	55,314
CDK Global, Inc.	571,485	26,642,631
Cerence, Inc. (a)(b)	172,444	9,174,021
Ceridian HCM Holding, Inc. (b)	513,601	40,841,552
ChannelAdvisor Corp. (b)	128,650	2,163,893
Cleanspark, Inc. (a)(b)	34,491	347,669
Cloudera, Inc. (b)	1,228,989	16,234,945
Cloudflare, Inc. (b)	197,638	7,561,630
CommVault Systems, Inc. (b)	202,166	8,739,636
Cornerstone OnDemand, Inc. (b)	257,520	9,082,730
Coupa Software, Inc. (b)	314,450	103,057,843
Crowdstrike Holdings, Inc. (b)	98,232	12,350,709
Datadog, Inc. Class A (b)	134,152	11,208,400
Digimarc Corp. (a)(b)	61,002	974,812
Digital Turbine, Inc. (b)	305,855	7,398,632
DocuSign, Inc. (b)	613,213	136,746,499
Domo, Inc. Class B (b)	98,156	3,996,912
Dropbox, Inc. Class A (b)	1,050,685	22,243,001
Dynatrace, Inc.	862,689	38,156,734
Ebix, Inc.	105,726	2,439,099
eGain Communications Corp. (b)	97,814	1,308,751
Elastic NV (b)	157,673	17,120,134
Envestnet, Inc. (b)	252,914	20,989,333
Everbridge, Inc. (a)(b)	162,371	24,129,954
Evolving Systems, Inc. (b)	27,005	28,625
Fair Isaac Corp. (b)	136,785	57,557,760
FireEye, Inc. (a)(b)	1,047,363	15,375,289
Five9, Inc. (b)	293,073	37,349,223
GlowPoint, Inc. (a)(b)	31,599	69,834
GSE Systems, Inc. (b)	32,533	30,275
GTY Govtech, Inc. (a)(b)	165,217	539,434
Guidewire Software, Inc. (b)	390,369	43,842,342
HubSpot, Inc. (b)	193,369	57,948,822
Intelligent Systems Corp. (a)(b)	27,255	1,024,515
Inuvo, Inc. (a)(b)	95,405	40,318
Issuer Direct Corp. (b)	32,613	551,160
j2 Global, Inc. (a)(b)	211,199	14,781,818
LivePerson, Inc. (a)(b)	289,317	17,260,652
Majesco (b)	40,915	654,231
Manhattan Associates, Inc. (b)	298,284	29,008,119
Marin Software, Inc. (a)(b)	22,030	29,961
Medallia, Inc. (a)(b)	130,235	4,713,205
MicroStrategy, Inc. Class A (b)	34,871	5,036,767
Mitek Systems, Inc. (b)	204,839	2,599,407
MobileIron, Inc. (b)	437,733	2,858,396
Model N, Inc. (b)	129,732	5,101,062
Net Element International, Inc. (b)	15,603	104,228
NetSol Technologies, Inc. (b)	40,740	120,183
New Relic, Inc. (b)	242,424	14,892,106
Nuance Communications, Inc. (b)	1,327,792	39,780,648
Nutanix, Inc. Class A (b)	705,755	20,262,226
NXT-ID, Inc. (b)	86,540	33,404
Onespan, Inc. (b)	155,889	3,359,408
Pagerduty, Inc. (b)	44,643	1,458,487
Palo Alto Networks, Inc. (b)	455,226	117,179,725
Parametric Technology Corp. (b)	490,079	44,798,121
Pareteum Corp. (a)(b)	629,496	428,057
Park City Group, Inc. (b)	64,528	320,059
Paylocity Holding Corp. (a)(b)	170,534	25,111,132
Pegasystems, Inc.	180,336	23,167,766
Phunware, Inc. (a)(b)	82,063	88,628
Ping Identity Holding Corp. (a)(b)	145,961	5,031,276
Pluralsight, Inc. (a)(b)	460,918	8,821,971
Progress Software Corp.	210,313	7,968,760
Proofpoint, Inc. (b)	271,445	29,769,373
PROS Holdings, Inc. (b)	188,478	7,350,642
Q2 Holdings, Inc. (b)	230,619	22,436,923
QAD, Inc.:
Class A	43,357	1,971,876
Class B	23,915	804,740
Qualys, Inc. (a)(b)	158,451	16,817,989
Qumu Corp. (b)	55,705	296,908
Rapid7, Inc. (b)	212,598	13,727,453
RealNetworks, Inc. (b)	88,984	115,679
RealPage, Inc. (b)	410,696	25,717,784
Rimini Street, Inc. (b)	13,121	57,470
RingCentral, Inc. (b)	363,258	105,624,529
Riot Blockchain, Inc. (a)(b)	118,996	416,486
SailPoint Technologies Holding, Inc. (b)	406,778	15,957,901
SeaChange International, Inc. (b)	146,521	196,338
SecureWorks Corp. (b)	51,274	662,973
SharpSpring, Inc. (a)(b)	46,113	506,321
ShotSpotter, Inc. (a)(b)	38,005	1,138,630
SilverSun Technologies, Inc. (A Shares)	17,056	55,944
Slack Technologies, Inc. Class A (a)(b)	302,216	9,924,773
Smartsheet, Inc. (b)	433,633	23,646,007
Smith Micro Software, Inc. (a)(b)	110,815	425,530
SolarWinds, Inc. (a)(b)	307,669	6,470,279
Splunk, Inc. (b)	748,641	164,199,431
Sprout Social, Inc. (b)	46,775	1,812,531
SPS Commerce, Inc. (b)	166,552	13,304,174
SS&C Technologies Holdings, Inc.	1,051,178	66,981,062
Support.com, Inc.	54,868	107,541
SurveyMonkey (b)	437,548	10,890,570
Synacor, Inc. (a)(b)	119,442	138,553
Synchronoss Technologies, Inc. (a)(b)	183,108	803,844
TeleNav, Inc. (b)	193,880	889,909
Tenable Holdings, Inc. (b)	242,790	9,138,616
Teradata Corp. (a)(b)	505,853	12,317,521
The Trade Desk, Inc. (b)	192,997	92,889,456
Upland Software, Inc. (b)	98,141	3,849,090
Varonis Systems, Inc. (b)	148,076	18,291,828
Verb Technology Co., Inc. (b)	3,000	3,510
Verint Systems, Inc. (b)	300,236	14,279,224
Veritone, Inc. (a)(b)	100,602	831,979
VirnetX Holding Corp. (a)	313,700	1,559,089
VMware, Inc. Class A (a)(b)	375,130	54,183,777
Workday, Inc. Class A (b)	771,366	184,904,144
Workiva, Inc. (b)	182,951	10,794,109
Xperi Holding Corp.	547,592	6,861,328
Yext, Inc. (a)(b)	459,892	9,133,455
Zendesk, Inc. (b)	538,443	51,895,136
Zix Corp. (b)	274,741	1,664,930
Zoom Video Communications, Inc. Class A (b)	134,600	43,758,460
Zscaler, Inc. (b)	311,156	44,601,101
Zuora, Inc. (a)(b)	346,390	4,707,440
		2,541,755,524
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	586,683	3,220,890
Astro-Med, Inc.	35,940	246,189
Avid Technology, Inc. (a)(b)	167,836	1,359,472
Boxlight Corp. (a)(b)	37,515	63,776
Dell Technologies, Inc. (b)	729,031	48,174,368
Diebold Nixdorf, Inc. (a)(b)	374,987	3,127,392
Eastman Kodak Co. (a)(b)	123,964	741,305
Immersion Corp. (b)	136,937	1,302,271
Intevac, Inc. (b)	87,082	522,492
NCR Corp. (b)	586,361	11,985,219
One Stop Systems, Inc. (a)(b)	47,116	119,675
Pure Storage, Inc. Class A (b)	1,103,342	16,836,999
Quantum Corp. (a)(b)	147,733	806,622
Sonim Technologies, Inc. (b)	20,304	17,827
Super Micro Computer, Inc. (b)	206,306	5,650,721
Transact Technologies, Inc.	27,805	149,591
		94,324,809

TOTAL INFORMATION TECHNOLOGY		5,521,478,138

MATERIALS - 3.5%
Chemicals - 1.5%
Advanced Emissions Solutions, Inc.	96,954	375,212
AdvanSix, Inc. (b)	129,611	1,649,948
AgroFresh Solutions, Inc. (a)(b)	114,965	285,113
American Vanguard Corp.	133,922	1,894,996
Amyris, Inc. (a)(b)	344,651	1,130,455
Ashland Global Holdings, Inc.	285,026	21,003,566
Axalta Coating Systems Ltd. (b)	985,720	23,509,422
Balchem Corp.	152,830	14,931,491
Cabot Corp.	267,111	9,885,778
Chase Corp.	35,618	3,475,248
Core Molding Technologies, Inc. (b)	29,730	181,353
Element Solutions, Inc. (b)	1,034,872	11,124,874
Ferro Corp. (b)	387,127	4,827,474
Flotek Industries, Inc. (a)(b)	264,681	606,119
FutureFuel Corp.	128,970	1,560,537
GCP Applied Technologies, Inc. (b)	253,930	6,617,416
H.B. Fuller Co.	237,974	11,463,208
Hawkins, Inc.	45,143	2,267,081
Huntsman Corp.	921,135	19,914,939
Ingevity Corp. (b)	193,974	10,895,520
Innospec, Inc.	115,551	8,630,504
Intrepid Potash, Inc. (b)	48,926	456,969
Koppers Holdings, Inc. (b)	102,701	2,470,986
Kraton Performance Polymers, Inc. (b)	142,904	2,006,372
Kronos Worldwide, Inc. (a)	107,838	1,346,897
Livent Corp. (a)(b)	698,659	5,924,628
Loop Industries, Inc. (a)(b)	75,417	831,095
LSB Industries, Inc. (a)(b)	104,556	227,932
Marrone Bio Innovations, Inc. (a)(b)	160,000	203,200
Minerals Technologies, Inc.	163,404	8,292,753
NewMarket Corp.	34,133	12,714,201
Northern Technologies International Corp.	14,032	116,606
Olin Corp.	740,340	8,328,825
PolyOne Corp.	429,188	10,952,878
PQ Group Holdings, Inc. (b)	189,942	2,212,824
Quaker Chemical Corp. (a)	61,552	11,694,880
Rayonier Advanced Materials, Inc. (b)	246,939	780,327
RPM International, Inc.	609,844	51,696,476
Sensient Technologies Corp.	194,964	10,765,912
Stepan Co.	92,543	10,669,282
The Chemours Co. LLC (a)	777,850	16,070,381
The Scotts Miracle-Gro Co. Class A	185,641	31,286,078
Trecora Resources (b)	90,844	545,972
Tredegar Corp.	122,777	2,078,615
Trinseo SA	184,204	4,588,522
Tronox Holdings PLC	444,513	3,982,836
Valhi, Inc.	11,706	163,416
Valvoline, Inc.	875,326	17,856,650
Venator Materials PLC (b)	253,191	544,361
W.R. Grace & Co.	264,066	10,750,127
Westlake Chemical Corp.	161,646	9,588,841
		395,379,096
Construction Materials - 0.1%
Eagle Materials, Inc.	195,863	16,015,718
Forterra, Inc. (b)	87,063	1,153,585
Summit Materials, Inc. (b)	535,872	7,979,134
Tecnoglass, Inc.	87,666	483,040
U.S. Concrete, Inc. (b)	79,728	2,127,940
United States Lime & Minerals, Inc.	10,066	927,381
		28,686,798
Containers & Packaging - 0.8%
Aptargroup, Inc.	299,993	35,516,171
Berry Global Group, Inc. (b)	622,227	32,069,580
Crown Holdings, Inc. (b)	635,188	48,814,198
Graphic Packaging Holding Co.	1,317,939	18,424,787
Greif, Inc.:
Class A	107,219	3,951,020
Class B	47,597	1,952,905
Myers Industries, Inc.	180,866	2,767,250
O-I Glass, Inc.	744,365	8,098,691
Ranpak Holdings Corp. (A Shares) (a)(b)	121,261	1,084,073
Silgan Holdings, Inc.	363,764	13,844,858
Sonoco Products Co.	468,730	24,856,752
UFP Technologies, Inc. (b)	36,463	1,502,640
		192,882,925
Metals & Mining - 0.9%
Alcoa Corp. (b)	878,311	12,840,907
Allegheny Technologies, Inc. (a)(b)	597,618	4,978,158
Ampco-Pittsburgh Corp. (a)(b)	38,813	134,293
Ampco-Pittsburgh Corp. rights 9/16/20 (b)(c)	38,813	2,717
Arconic Rolled Products Corp. (b)	447,653	9,960,279
Carpenter Technology Corp.	218,968	4,604,897
Century Aluminum Co. (b)	242,752	2,395,962
Cleveland-Cliffs, Inc. (a)	1,892,511	12,452,722
Coeur d'Alene Mines Corp. (b)	1,158,829	9,803,693
Commercial Metals Co.	560,556	11,698,804
Compass Minerals International, Inc.	157,490	8,965,906
Comstock Mining, Inc. (b)	8,793	10,024
Contura Energy, Inc. (b)	85,195	352,707
Friedman Industries	25,968	157,366
General Moly, Inc. (b)	199,078	24,885
Gold Resource Corp. (a)	343,295	1,366,314
Golden Minerals Co. (a)(b)	162,066	75,490
Haynes International, Inc.	62,561	1,172,393
Hecla Mining Co.	2,498,160	15,038,923
Kaiser Aluminum Corp.	74,433	4,784,553
Materion Corp.	95,606	5,219,132
McEwen Mining, Inc. (a)(b)	1,429,385	1,801,025
Olympic Steel, Inc.	44,454	488,994
Paramount Gold Nevada Corp. (a)(b)	22,322	27,233
Ramaco Resources, Inc. (a)(b)	23,222	70,130
Reliance Steel & Aluminum Co.	300,157	31,477,465
Royal Gold, Inc.	310,580	42,338,266
Ryerson Holding Corp. (b)	81,593	449,577
Schnitzer Steel Industries, Inc. Class A	134,504	2,655,109
Solitario Exploration & Royalty Corp. (b)	56,754	19,830
Steel Dynamics, Inc.	984,568	29,064,447
SunCoke Energy, Inc.	410,858	1,470,872
Synalloy Corp. (a)(b)	36,188	228,346
TimkenSteel Corp. (a)(b)	200,180	754,679
U.S. Antimony Corp. (a)(b)	139,038	69,408
U.S. Gold Corp. (b)	678	7,112
United States Steel Corp. (a)	1,012,517	7,928,008
Universal Stainless & Alloy Products, Inc. (b)	43,484	292,212
Warrior Metropolitan Coal, Inc.	240,914	3,726,940
Worthington Industries, Inc. (a)	173,727	7,214,882
		236,124,660
Paper & Forest Products - 0.2%
Boise Cascade Co.	183,893	8,422,299
Clearwater Paper Corp. (b)	77,929	2,623,090
Domtar Corp.	244,398	6,970,231
Louisiana-Pacific Corp.	532,375	17,536,433
Mercer International, Inc. (SBI)	200,693	1,681,807
Neenah, Inc.	83,987	3,718,944
P.H. Glatfelter Co.	218,953	3,282,105
Resolute Forest Products (b)	413,264	1,954,739
Schweitzer-Mauduit International, Inc.	147,900	4,485,807
Verso Corp.	164,007	2,150,132
		52,825,587

TOTAL MATERIALS		905,899,066

REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Acadia Realty Trust (SBI)	405,483	4,598,177
Agree Realty Corp.	259,950	17,395,854
Alexander & Baldwin, Inc.	329,542	3,990,754
Alexanders, Inc.	10,014	2,554,271
Alpine Income Property Trust, Inc.	30,197	438,158
American Assets Trust, Inc.	235,363	6,013,525
American Campus Communities, Inc.	653,922	22,167,956
American Finance Trust, Inc.	528,595	3,612,947
American Homes 4 Rent Class A	1,212,733	34,732,673
Americold Realty Trust	946,796	36,309,627
Apple Hospitality (REIT), Inc.	995,043	10,119,587
Armada Hoffler Properties, Inc.	279,587	2,823,829
Ashford Hospitality Trust, Inc. (a)	45,350	139,678
Bluerock Residential Growth (REIT), Inc.	113,385	840,183
Braemar Hotels & Resorts, Inc.	164,484	393,117
Brandywine Realty Trust (SBI)	788,850	8,779,901
Brixmor Property Group, Inc.	1,402,747	16,552,415
BRT Realty Trust	53,913	719,739
Camden Property Trust (SBI)	462,273	42,039,107
CareTrust (REIT), Inc.	456,106	8,834,773
CatchMark Timber Trust, Inc.	252,045	2,502,807
CBL & Associates Properties, Inc. (a)(b)	849,300	157,970
Cedar Realty Trust, Inc.	422,277	354,797
Chatham Lodging Trust	228,007	1,577,808
CIM Commercial Trust Corp.	11,746	121,336
City Office REIT, Inc.	216,362	1,739,550
Clipper Realty, Inc.	58,110	387,594
Colony Capital, Inc.	2,289,018	6,203,239
Columbia Property Trust, Inc.	520,468	6,141,522
Community Healthcare Trust, Inc.	102,454	4,784,602
Condor Hospitality Trust, Inc.	9,303	42,794
CoreCivic, Inc.	543,900	5,063,709
CorEnergy Infrastructure Trust, Inc.	66,154	591,417
CorePoint Lodging, Inc.	196,341	1,115,217
CoreSite Realty Corp.	190,799	23,363,338
Corporate Office Properties Trust (SBI)	528,806	13,029,780
Cousins Properties, Inc.	700,882	20,921,328
CubeSmart	921,665	29,143,047
CyrusOne, Inc.	543,893	45,431,382
DiamondRock Hospitality Co.	933,497	4,947,534
Diversified Healthcare Trust (SBI)	1,120,968	4,259,678
Douglas Emmett, Inc.	789,470	22,042,002
Easterly Government Properties, Inc.	366,482	8,865,200
EastGroup Properties, Inc.	186,799	24,874,155
Empire State Realty Trust, Inc.	681,780	4,295,214
EPR Properties	367,355	11,869,240
Equity Commonwealth	575,031	18,050,223
Equity Lifestyle Properties, Inc.	861,978	57,140,522
Essential Properties Realty Trust, Inc.	433,920	7,363,622
Farmland Partners, Inc.	153,535	1,027,149
First Industrial Realty Trust, Inc.	604,250	25,771,263
Four Corners Property Trust, Inc.	337,029	8,509,982
Franklin Street Properties Corp.	548,793	2,431,153
Front Yard Residential Corp. Class B	247,261	2,410,795
Gaming & Leisure Properties	978,011	35,550,700
Getty Realty Corp.	168,816	4,944,621
Gladstone Commercial Corp.	173,582	3,403,943
Gladstone Land Corp.	90,496	1,424,407
Global Medical REIT, Inc.	198,772	2,542,294
Global Net Lease, Inc.	424,571	7,429,993
Global Self Storage, Inc.	94,056	374,343
Government Properties Income Trust	228,401	5,445,080
Healthcare Realty Trust, Inc.	643,659	18,569,562
Healthcare Trust of America, Inc.	1,035,107	27,316,474
Hersha Hospitality Trust	176,585	1,135,442
Highwoods Properties, Inc. (SBI)	496,117	18,485,319
Hospitality Properties Trust (SBI)	743,400	6,103,314
Hudson Pacific Properties, Inc.	726,319	17,053,970
Independence Realty Trust, Inc.	463,032	5,422,105
Industrial Logistics Properties Trust	312,605	6,742,890
Investors Real Estate Trust	58,822	4,182,244
Invitation Homes, Inc.	2,566,736	73,485,652
iStar Financial, Inc.	349,076	4,321,561
JBG SMITH Properties	564,670	15,624,419
Jernigan Capital, Inc.	118,798	2,048,078
Kilroy Realty Corp.	503,996	29,493,846
Kite Realty Group Trust	409,334	4,600,914
Lamar Advertising Co. Class A	408,445	28,276,647
Lexington Corporate Properties Trust	1,321,402	15,024,341
Life Storage, Inc.	223,757	23,590,701
LTC Properties, Inc.	181,350	6,617,462
Mack-Cali Realty Corp.	444,236	5,610,701
Medical Properties Trust, Inc.	2,506,127	46,563,840
Monmouth Real Estate Investment Corp. Class A	484,306	7,027,280
National Health Investors, Inc.	212,004	13,197,249
National Retail Properties, Inc.	816,315	28,930,204
National Storage Affiliates Trust	293,369	10,065,490
New Senior Investment Group, Inc.	420,401	1,841,356
NexPoint Residential Trust, Inc.	104,614	4,331,020
Omega Healthcare Investors, Inc.	1,074,319	33,271,659
One Liberty Properties, Inc.	81,111	1,554,087
Outfront Media, Inc.	684,004	11,580,188
Paramount Group, Inc.	844,943	6,252,578
Park Hotels & Resorts, Inc.	1,114,677	10,578,285
Pebblebrook Hotel Trust	602,454	7,602,969
Pennsylvania Real Estate Investment Trust (SBI) (a)	307,135	337,849
Physicians Realty Trust	974,356	17,684,561
Piedmont Office Realty Trust, Inc. Class A	617,348	9,451,598
Plymouth Industrial REIT, Inc.	80,966	1,080,896
Postal Realty Trust, Inc.	26,432	401,766
Potlatch Corp.	313,904	14,452,140
Power (REIT) (b)	1,204	24,501
Preferred Apartment Communities, Inc. Class A	234,413	1,547,126
PS Business Parks, Inc.	96,971	12,237,740
QTS Realty Trust, Inc. Class A	284,892	19,321,375
Ramco-Gershenson Properties Trust (SBI)	392,047	2,297,395
Rayonier, Inc.	649,482	19,016,833
Retail Opportunity Investments Corp.	576,137	6,412,405
Retail Properties America, Inc.	1,002,046	6,322,910
Retail Value, Inc.	77,763	988,368
Rexford Industrial Realty, Inc.	584,569	28,047,621
RLJ Lodging Trust	773,217	7,299,168
Ryman Hospitality Properties, Inc.	259,813	9,914,464
Sabra Health Care REIT, Inc.	972,648	14,424,370
Safety Income and Growth, Inc.	64,116	3,556,515
Saul Centers, Inc.	62,047	1,738,557
Seritage Growth Properties (a)(b)	165,535	2,322,456
SITE Centers Corp.	691,151	5,190,544
Sotherly Hotels, Inc. (a)	41,362	83,551
Spirit Realty Capital, Inc.	491,080	17,438,251
Stag Industrial, Inc.	707,808	22,862,198
Store Capital Corp.	1,053,538	28,487,668
Summit Hotel Properties, Inc.	510,142	3,004,736
Sun Communities, Inc.	463,295	69,068,019
Sunstone Hotel Investors, Inc.	996,895	8,304,135
Tanger Factory Outlet Centers, Inc. (a)	458,318	2,607,829
Taubman Centers, Inc.	288,768	11,059,814
Terreno Realty Corp.	324,157	19,332,723
The GEO Group, Inc.	570,912	6,371,378
The Macerich Co. (a)	540,918	4,289,480
UMH Properties, Inc.	179,957	2,616,575
Uniti Group, Inc.	919,432	9,028,822
Universal Health Realty Income Trust (SBI)	61,627	4,111,753
Urban Edge Properties	513,188	5,419,265
Urstadt Biddle Properties, Inc. Class A	163,270	1,518,411
VEREIT, Inc.	5,063,660	34,027,795
VICI Properties, Inc.	2,212,749	49,432,813
Washington Prime Group, Inc. (a)	898,894	611,248
Washington REIT (SBI)	393,335	8,629,770
Weingarten Realty Investors (SBI)	564,208	9,856,714
Wheeler REIT, Inc. (a)(b)	33,737	95,476
Whitestone REIT Class B	224,872	1,445,927
WP Carey, Inc.	817,027	56,677,163
Xenia Hotels & Resorts, Inc.	538,329	4,834,194
		1,712,491,334
Real Estate Management & Development - 0.4%
Altisource Asset Management Corp. (a)(b)	2,426	57,487
Altisource Portfolio Solutions SA (a)(b)	44,655	503,262
American Realty Investments, Inc. (b)	2,084	17,610
CTO Realty Growth, Inc.	26,484	1,116,830
eXp World Holdings, Inc. (b)	110,780	4,927,494
Forestar Group, Inc. (b)	80,745	1,434,839
FRP Holdings, Inc. (b)	35,320	1,450,946
Griffin Industrial Realty, Inc.	8,215	436,874
Howard Hughes Corp. (b)	211,899	12,525,350
InterGroup Corp. (a)(b)	1,129	32,346
J.W. Mays, Inc. (b)	15	290
Jones Lang LaSalle, Inc.	243,789	25,120,019
Kennedy-Wilson Holdings, Inc.	590,176	8,433,615
Marcus & Millichap, Inc. (b)	113,091	3,190,297
Maui Land & Pineapple, Inc. (a)(b)	29,867	348,249
Newmark Group, Inc.	738,905	3,273,349
RE/MAX Holdings, Inc.	89,260	3,136,596
Realogy Holdings Corp. (a)	537,293	5,953,206
Redfin Corp. (b)	418,117	19,889,826
Stratus Properties, Inc. (b)	20,176	395,450
Tejon Ranch Co. (b)	98,443	1,408,719
The RMR Group, Inc.	76,054	2,146,244
The St. Joe Co. (a)(b)	147,293	3,418,671
Transcontinental Realty Investors, Inc. (b)	1,782	40,986
Trinity Place Holdings, Inc. (a)(b)	39,666	56,722
		99,315,277

TOTAL REAL ESTATE		1,811,806,611

UTILITIES - 2.0%
Electric Utilities - 0.6%
Allete, Inc.	246,390	13,295,204
Avangrid, Inc. (a)	259,096	12,446,972
Genie Energy Ltd. Class B	101,120	893,901
Hawaiian Electric Industries, Inc.	512,996	17,754,792
IDACORP, Inc.	237,422	21,344,238
MGE Energy, Inc.	170,399	11,074,231
OGE Energy Corp.	943,004	30,044,107
Otter Tail Corp.	192,198	7,466,892
PNM Resources, Inc.	377,190	16,475,659
Portland General Electric Co.	421,892	16,095,180
Spark Energy, Inc. Class A, (a)	64,727	594,841
		147,486,017
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	78,808	6,446,494
National Fuel Gas Co. (a)	427,463	19,509,411
New Jersey Resources Corp. (a)	449,144	13,537,200
Northwest Natural Holding Co.	143,075	7,312,563
ONE Gas, Inc.	248,655	18,430,309
RGC Resources, Inc.	49,903	1,163,738
South Jersey Industries, Inc.	438,463	9,711,955
Southwest Gas Holdings, Inc.	260,077	16,351,041
Spire, Inc.	242,735	14,129,604
UGI Corp.	977,629	33,757,529
		140,349,844
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	144,839	3,497,862
Class C	373,340	9,523,903
Ormat Technologies, Inc. (a)	241,201	14,681,905
Sunnova Energy International, Inc. (b)	111,363	2,641,530
Vistra Corp.	2,113,096	40,634,836
		70,980,036
Multi-Utilities - 0.3%
Avista Corp.	318,392	11,735,929
Black Hills Corp.	295,771	16,586,838
MDU Resources Group, Inc.	943,529	22,286,155
NorthWestern Energy Corp.	240,053	12,396,337
Unitil Corp.	75,558	3,188,548
		66,193,807
Water Utilities - 0.3%
American States Water Co.	173,756	13,219,356
Artesian Resources Corp. Class A	38,728	1,362,838
Cadiz, Inc. (a)(b)	160,708	1,681,006
California Water Service Group	229,585	10,409,384
Essential Utilities, Inc.	1,047,795	44,531,288
Global Water Resources, Inc.	2,400	26,520
Middlesex Water Co.	82,736	5,305,860
Pure Cycle Corp. (b)	81,153	792,053
SJW Corp.	121,345	7,587,703
York Water Co.	65,987	3,009,667
		87,925,675

TOTAL UTILITIES		512,935,379

TOTAL COMMON STOCKS
(Cost $17,424,840,900)		25,779,417,107

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%
(Cost $1,799)	86	1,849
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (e)
(Cost $799,806)	800,000	799,866
	Shares	Value

Money Market Funds - 7.7%
Fidelity Cash Central Fund 0.12% (f)	39,200,940	$39,208,780
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	1,941,823,400	1,942,017,582
TOTAL MONEY MARKET FUNDS
(Cost $1,981,226,362)		1,981,226,362
TOTAL INVESTMENT IN SECURITIES - 107.5%
(Cost $19,406,868,867)		27,761,445,184
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(1,943,159,125)
NET ASSETS - 100%		$25,818,286,059

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	316	Sept. 2020	$24,668,540	$1,036,314	$1,036,314
CME E-mini S&P MidCap 400 Index Contracts (United States)	84	Sept. 2020	16,176,720	532,793	532,793
TOTAL FUTURES CONTRACTS					$1,569,107

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,138,961 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $799,866.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,362
Fidelity Securities Lending Cash Central Fund	11,769,789
Total	$11,788,151

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $1,441,839,200. Net realized gain (loss) and change in net unrealized appreciation (depreciation) was $57,219 and $0, respectively. Purchases and sales of the Fidelity Cash Central Fund were $3,314,423,917 and $2,814,302,754, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,223,285,547	$1,222,217,750	$--	$1,067,797
Consumer Discretionary	4,465,324,738	4,465,324,738	--	--
Consumer Staples	693,581,446	693,581,446	--	--
Energy	379,471,703	379,471,703	--	--
Financials	3,353,024,615	3,353,024,615	--	--
Health Care	3,857,310,096	3,857,291,221	9,314	9,561
Industrials	3,055,301,617	3,055,271,239	--	30,378
Information Technology	5,521,478,138	5,521,478,138	--	--
Materials	905,899,066	905,896,349	--	2,717
Real Estate	1,811,806,611	1,811,806,611	--	--
Utilities	512,935,379	512,935,379	--	--
U.S. Government and Government Agency Obligations	799,866	--	799,866	--
Money Market Funds	1,981,226,362	1,981,226,362	--	--
Total Investments in Securities:	$27,761,445,184	$27,759,525,551	$809,180	$1,110,453
Derivative Instruments:
Assets
Futures Contracts	$1,569,107	$1,569,107	$--	$--
Total Assets	$1,569,107	$1,569,107	$--	$--
Total Derivative Instruments:	$1,569,107	$1,569,107	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,569,107	$0
Total Equity Risk	1,569,107	0
Total Value of Derivatives	$1,569,107	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,875,220,332) — See accompanying schedule: Unaffiliated issuers (cost $17,425,642,505)	$25,780,218,822
Fidelity Central Funds (cost $1,981,226,362)	1,981,226,362
Total Investment in Securities (cost $19,406,868,867)		$27,761,445,184
Segregated cash with brokers for derivative instruments		2,140,159
Cash		85,204
Receivable for investments sold		13,880,452
Receivable for fund shares sold		35,390,347
Dividends receivable		15,705,053
Distributions receivable from Fidelity Central Funds		1,598,459
Other receivables		601,633
Total assets		27,830,846,491
Liabilities
Payable for fund shares redeemed	$68,497,069
Accrued management fee	735,527
Payable for daily variation margin on futures contracts	349,615
Other payables and accrued expenses	722,486
Collateral on securities loaned	1,942,255,735
Total liabilities		2,012,560,432
Net Assets		$25,818,286,059
Net Assets consist of:
Paid in capital		$17,507,386,809
Total accumulated earnings (loss)		8,310,899,250
Net Assets		$25,818,286,059
Net Asset Value, offering price and redemption price per share ($25,818,286,059 ÷ 378,390,935 shares)		$68.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$140,350,867
Interest		3,418
Income from Fidelity Central Funds (including $11,769,789 from security lending)		11,788,151
Total income		152,142,436
Expenses
Management fee	$4,121,525
Independent trustees' fees and expenses	70,586
Interest	12,300
Commitment fees	15,368
Total expenses before reductions	4,219,779
Expense reductions	(12,379)
Total expenses after reductions		4,207,400
Net investment income (loss)		147,935,036
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,889,994)
Fidelity Central Funds	57,630
Foreign currency transactions	10
Futures contracts	4,020,712
Total net realized gain (loss)		(19,811,642)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,569,256,442
Futures contracts	2,289,482
Total change in net unrealized appreciation (depreciation)		3,571,545,924
Net gain (loss)		3,551,734,282
Net increase (decrease) in net assets resulting from operations		$3,699,669,318

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$147,935,036	$330,898,356
Net realized gain (loss)	(19,811,642)	790,400,611
Change in net unrealized appreciation (depreciation)	3,571,545,924	(1,129,477,700)
Net increase (decrease) in net assets resulting from operations	3,699,669,318	(8,178,733)
Distributions to shareholders	(374,336,805)	(1,054,771,848)
Share transactions
Proceeds from sales of shares	2,717,523,042	6,209,283,364
Reinvestment of distributions	359,782,854	1,012,486,919
Cost of shares redeemed	(3,767,879,655)	(5,987,353,176)
Net increase (decrease) in net assets resulting from share transactions	(690,573,759)	1,234,417,107
Total increase (decrease) in net assets	2,634,758,754	171,466,526
Net Assets
Beginning of period	23,183,527,305	23,012,060,779
End of period	$25,818,286,059	$23,183,527,305
Other Information
Shares
Sold	49,883,215	98,665,057
Issued in reinvestment of distributions	7,473,678	15,998,702
Redeemed	(68,191,948)	(95,260,892)
Net increase (decrease)	(10,835,055)	19,402,867

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Extended Market Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$59.56	$62.22	$61.68	$58.09	$45.99	$57.39
Income from Investment Operations
Net investment income (loss)B	.38	.86	.88	.83	.81	.76
Net realized and unrealized gain (loss)	9.26	(.72)	2.89	6.24	13.98	(8.98)
Total from investment operations	9.64	.14	3.77	7.07	14.79	(8.22)
Distributions from net investment income	(.06)	(.92)	(.90)	(.81)	(.76)	(.73)
Distributions from net realized gain	(.91)	(1.88)	(2.33)	(2.67)	(1.93)	(2.45)
Total distributions	(.97)	(2.80)	(3.23)	(3.48)	(2.69)	(3.18)
Redemption fees added to paid in capitalB	–	–	–	–	–C	–C
Net asset value, end of period	$68.23	$59.56	$62.22	$61.68	$58.09	$45.99
Total ReturnD,E	16.87%	- %F	6.77%	12.35%	32.58%	(14.83)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.04%I	.05%	.05%	.05%	.05%	.07%
Expenses net of fee waivers, if any	.04%I	.05%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.04%I	.05%	.05%	.05%	.05%	.06%
Net investment income (loss)	1.34%I	1.38%	1.47%	1.37%	1.52%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$25,818,286	$23,183,527	$23,012,061	$2,985,201	$2,219,377	$1,109,249
Portfolio turnover rateJ	11%I	15%	13%K	11%	12%	12%K

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amount represents less than .005%.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio turnover activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7
Novartis AG (Switzerland, Pharmaceuticals)	1.4
SAP SE (Germany, Software)	1.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.1
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.0
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.9
AIA Group Ltd. (Hong Kong, Insurance)	0.9
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.8
12.5

Top Market Sectors as of August 31, 2020

% of fund's net assets
Financials	15.7
Industrials	15.4
Health Care	13.8
Consumer Staples	11.5
Consumer Discretionary	11.1
Information Technology	8.3
Materials	7.5
Communication Services	5.3
Utilities	4.1
Real Estate	3.1

Geographic Diversification (% of fund's net assets)

As of August 31, 2020
Japan	24.8%
United Kingdom	12.7%
Switzerland	10.2%
France	10.1%
Germany	9.4%
Australia	6.7%
Netherlands	5.2%
Sweden	3.1%
Hong Kong	2.6%
Other*	15.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® International Index Fund

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 6.7%
Afterpay Ltd. (a)	409,961	$27,648,414
AGL Energy Ltd.	1,212,801	13,238,620
AMP Ltd.	6,559,158	7,401,692
Ampol Ltd.	474,005	9,096,654
APA Group unit	2,255,752	17,352,703
Aristocrat Leisure Ltd.	1,100,616	23,029,612
ASX Ltd.	370,987	23,898,099
Aurizon Holdings Ltd.	3,707,573	11,895,164
Australia & New Zealand Banking Group Ltd.	5,435,925	73,289,391
BHP Billiton Ltd.	5,645,268	155,876,736
BlueScope Steel Ltd.	965,128	9,033,125
Brambles Ltd.	2,932,459	23,985,842
Cimic Group Ltd.	184,902	2,887,048
Coca-Cola Amatil Ltd.	972,096	6,524,422
Cochlear Ltd.	125,803	17,828,830
Coles Group Ltd.	2,552,329	33,376,198
Commonwealth Bank of Australia	3,392,669	170,854,519
Computershare Ltd.	928,498	9,101,174
Crown Ltd.	710,184	4,719,404
CSL Ltd.	870,293	183,585,415
DEXUS Property Group unit	2,077,340	13,528,815
Evolution Mining Ltd.	3,103,267	12,702,921
Fortescue Metals Group Ltd.	3,247,199	41,720,406
Goodman Group unit	3,157,626	42,642,288
Insurance Australia Group Ltd.	4,412,037	15,522,047
Lendlease Group unit	1,264,911	10,840,706
Macquarie Group Ltd.	654,904	61,682,222
Magellan Financial Group Ltd.	244,122	10,668,092
Medibank Private Ltd.	5,261,804	10,594,703
Mirvac Group unit	7,494,502	11,663,173
National Australia Bank Ltd.	6,125,528	80,666,167
Newcrest Mining Ltd.	1,548,885	36,510,469
Northern Star Resources Ltd.	1,418,018	14,275,978
Orica Ltd.	774,358	9,926,200
Origin Energy Ltd.	3,370,166	13,919,729
Qantas Airways Ltd.	1,753,448	5,095,427
QBE Insurance Group Ltd.	2,812,284	21,756,461
Ramsay Health Care Ltd.	350,256	16,807,035
realestate.com.au Ltd.	100,448	8,458,333
Rio Tinto Ltd.	711,281	51,411,320
Santos Ltd.	3,390,231	14,177,636
Scentre Group unit	9,956,604	16,596,295
SEEK Ltd.	636,999	9,711,151
Sonic Healthcare Ltd.	866,350	20,479,195
South32 Ltd.	9,302,082	14,407,576
SP AusNet	3,705,789	4,988,099
Stockland Corp. Ltd. unit	4,562,295	13,325,086
Suncorp Group Ltd.	2,415,217	16,566,493
Sydney Airport unit	2,532,491	10,684,038
Tabcorp Holdings Ltd.	4,176,976	11,152,238
Telstra Corp. Ltd.	7,958,660	16,964,039
The GPT Group unit	3,703,878	10,462,776
TPG Telecom Ltd. (a)	701,259	4,256,668
Transurban Group unit	5,236,769	51,987,621
Treasury Wine Estates Ltd.	1,381,049	9,421,982
Vicinity Centres unit	7,361,515	7,845,606
Washington H. Soul Pattinson & Co. Ltd.	203,862	3,147,002
Wesfarmers Ltd.	2,174,126	76,199,586
Westpac Banking Corp.	6,921,989	88,403,234
WiseTech Global Ltd.	279,599	5,811,230
Woodside Petroleum Ltd.	1,814,989	26,210,672
Woolworths Group Ltd.	2,418,777	71,126,843

TOTAL AUSTRALIA		1,818,940,620

Austria - 0.2%
Andritz AG	137,900	4,614,346
Erste Group Bank AG	533,942	12,985,722
OMV AG	280,917	9,138,433
Raiffeisen International Bank-Holding AG	278,553	4,986,168
Verbund AG	130,252	6,994,630
Voestalpine AG	221,319	5,496,151

TOTAL AUSTRIA		44,215,450

Bailiwick of Jersey - 0.7%
Experian PLC	1,740,471	65,028,441
Ferguson PLC	431,160	42,281,882
Glencore Xstrata PLC	19,161,516	47,114,859
WPP PLC	2,379,764	20,156,056

TOTAL BAILIWICK OF JERSEY		174,581,238

Belgium - 0.9%
Ageas	340,620	14,308,057
Anheuser-Busch InBev SA NV	1,460,272	84,870,314
Colruyt NV	106,165	6,714,676
Elia System Operator SA/NV	59,113	6,355,879
Galapagos Genomics NV (a)(b)	81,151	10,895,164
Groupe Bruxelles Lambert SA	221,112	20,470,570
KBC Groep NV	478,672	27,475,838
Proximus	290,064	5,742,593
Sofina SA	29,214	8,767,926
Solvay SA Class A	141,784	12,290,538
Telenet Group Holding NV	87,745	3,411,468
UCB SA	241,962	28,735,938
Umicore SA	376,809	17,307,607

TOTAL BELGIUM		247,346,568

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	1,260,950	6,664,524
Dairy Farm International Holdings Ltd.	639,407	2,672,721
Hongkong Land Holdings Ltd.	2,230,443	8,542,597
Jardine Matheson Holdings Ltd.	421,057	17,684,394
Jardine Strategic Holdings Ltd.	425,499	8,535,510
Kerry Properties Ltd.	1,248,181	3,241,955

TOTAL BERMUDA		47,341,701

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	585,829	6,301,886
BeiGene Ltd. ADR (a)	77,129	18,632,053
Budweiser Brewing Co. APAC Ltd. (c)	3,298,700	11,113,524
Cheung Kong Property Holdings Ltd.	4,944,925	26,839,542
CK Hutchison Holdings Ltd.	5,168,425	33,802,217
Melco Crown Entertainment Ltd. sponsored ADR	422,237	8,242,066
Microport Scientific Corp.	1,379,000	6,251,657
Sands China Ltd.	4,639,600	20,423,882
WH Group Ltd. (c)	18,268,000	15,745,286
Wharf Real Estate Investment Co. Ltd.	3,194,585	13,277,387
Wynn Macau Ltd.	2,972,000	5,578,731

TOTAL CAYMAN ISLANDS		166,208,231

Denmark - 2.4%
A.P. Moller - Maersk A/S:
Series A	6,074	8,647,026
Series B	12,479	19,121,097
Ambu A/S Series B	310,118	9,118,120
Carlsberg A/S Series B	203,907	28,655,804
Christian Hansen Holding A/S	201,545	23,141,172
Coloplast A/S Series B	227,709	38,641,151
Danske Bank A/S (a)	1,309,767	20,271,241
DSV A/S	399,785	62,515,577
Genmab A/S (a)	124,668	47,087,895
GN Store Nord A/S	242,898	17,597,269
H Lundbeck A/S	131,157	4,306,262
Novo Nordisk A/S Series B	3,322,540	219,664,390
Novozymes A/S Series B	408,082	24,147,406
ORSTED A/S (c)	362,086	51,233,574
Pandora A/S	191,006	13,951,141
Tryg A/S	229,917	7,058,605
Vestas Wind Systems A/S	381,450	57,997,352
William Demant Holding A/S (a)	209,103	6,241,931

TOTAL DENMARK		659,397,013

Finland - 1.2%
Elisa Corp. (A Shares)	271,850	15,990,277
Fortum Corp.	850,212	17,973,648
Kone OYJ (B Shares)	651,277	55,834,149
Neste Oyj	809,748	43,300,476
Nokia Corp.	10,843,501	52,698,525
Nordea Bank ABP (Stockholm Stock Exchange)	6,209,616	50,061,405
Orion Oyj (B Shares)	201,385	9,449,492
Sampo Oyj (A Shares)	901,704	36,323,937
Stora Enso Oyj (R Shares)	1,115,313	16,410,722
UPM-Kymmene Corp.	1,021,019	30,960,383
Wartsila Corp.	849,391	7,261,579

TOTAL FINLAND		336,264,593

France - 9.9%
Accor SA (a)	362,813	11,144,465
Aeroports de Paris SA	56,762	5,947,303
Air Liquide SA	550,644	91,371,287
Alstom SA (a)	369,181	20,608,940
Amundi SA (c)	116,481	9,049,069
Arkema SA	132,068	14,641,351
Atos Origin SA (a)	187,492	16,221,409
AXA SA	3,701,062	75,516,730
bioMerieux SA	79,281	12,015,468
BNP Paribas SA (a)	2,155,614	93,916,268
Bollore SA	1,686,637	6,336,132
Bouygues SA	435,723	17,289,004
Bureau Veritas SA	562,542	12,751,524
Capgemini SA	308,296	42,676,984
Carrefour SA	1,173,351	18,846,940
CNP Assurances	326,658	4,373,750
Compagnie de St. Gobain (a)	990,765	40,052,444
Covivio	99,370	7,364,016
Credit Agricole SA (a)	2,206,922	22,626,696
Danone SA	1,182,888	77,782,674
Dassault Aviation SA (a)	4,788	4,356,742
Dassault Systemes SA	253,211	47,697,432
Edenred SA	474,345	24,493,399
EDF SA (a)	200,740	2,108,546
EDF SA	1,186,703	12,464,970
Eiffage SA (a)	161,333	14,866,915
ENGIE (a)	3,501,243	48,697,018
Essilor International SA	544,928	72,897,490
Eurazeo SA (a)	76,790	4,052,203
Faurecia SA (a)	144,972	6,316,315
Gecina SA	88,568	12,175,790
Groupe Eurotunnel SA (a)	841,366	12,891,927
Hermes International SCA	60,635	52,054,905
ICADE	56,406	3,651,681
Iliad SA	28,081	5,998,373
Ingenico SA (b)	116,010	19,686,244
Ipsen SA	72,271	7,486,031
JCDecaux SA (a)	163,515	3,120,139
Kering SA	145,157	89,140,611
Klepierre SA (b)	376,107	6,189,328
L'Oreal SA	280,357	93,036,439
L'Oreal SA (a)	201,944	67,015,093
La Francaise des Jeux SAEM (c)	164,681	6,109,871
Legrand SA	510,848	42,612,470
LVMH Moet Hennessy Louis Vuitton SE	532,222	249,943,511
Michelin CGDE Series B	324,806	36,675,397
Natixis SA (a)	1,812,301	4,985,045
Orange SA	3,808,548	42,544,481
Orpea (a)	98,925	11,881,949
Pernod Ricard SA	406,649	69,636,903
Peugeot Citroen SA	1,126,141	19,311,561
Publicis Groupe SA	414,649	14,532,904
Remy Cointreau SA (b)	43,271	7,120,804
Remy Cointreau SA rights 9/18/20 (a)	42,819	51,098
Renault SA	369,220	10,504,111
Safran SA (a)	614,174	70,927,554
Sanofi SA	2,166,076	219,399,109
Sartorius Stedim Biotech	52,981	18,954,818
Schneider Electric SA	1,058,902	130,955,954
SCOR SE	303,355	8,116,235
SEB SA	42,998	7,547,946
Societe Generale Series A	1,552,109	25,125,072
Sodexo SA	85,021	6,083,530
Sodexo SA (a)	84,696	6,060,275
SR Teleperformance SA	112,572	34,712,887
Suez Environnement SA	664,412	11,500,667
Thales SA	204,003	15,945,777
Total SA	4,758,555	188,781,723
Ubisoft Entertainment SA (a)	174,204	14,335,842
Valeo SA	438,794	13,405,051
Veolia Environnement SA	1,032,364	24,885,826
VINCI SA	993,094	93,044,191
Vivendi SA	1,588,926	45,236,239
Wendel SA	51,246	5,256,222
Worldline SA (a)(c)	262,176	24,097,073

TOTAL FRANCE		2,691,212,141

Germany - 8.8%
adidas AG	364,885	110,861,882
Allianz SE	798,623	172,995,233
BASF AG	1,757,702	107,336,607
Bayer AG	1,882,190	125,188,308
Bayerische Motoren Werke AG (BMW)	634,331	45,532,281
Beiersdorf AG	192,965	22,304,794
Brenntag AG	294,945	18,464,483
Carl Zeiss Meditec AG	76,873	8,659,916
Commerzbank AG	1,930,977	11,205,964
Continental AG	210,339	23,078,398
Covestro AG (c)	332,547	15,818,240
Daimler AG (Germany)	1,639,911	83,455,745
Delivery Hero AG (a)(c)	247,458	26,583,267
Deutsche Bank AG (a)	3,755,766	35,967,596
Deutsche Borse AG	363,411	68,694,361
Deutsche Lufthansa AG (a)(b)	573,542	6,000,462
Deutsche Post AG	1,893,941	86,156,327
Deutsche Telekom AG	6,375,442	112,380,178
Deutsche Wohnen AG (Bearer)	653,280	34,800,973
E.ON AG	4,298,005	50,904,736
Evonik Industries AG	402,532	11,672,786
Fraport AG Frankfurt Airport Services Worldwide (b)	80,322	3,657,722
Fresenius Medical Care AG & Co. KGaA	408,079	34,604,875
Fresenius SE & Co. KGaA	800,125	37,047,372
GEA Group AG	292,374	10,662,522
Hannover Reuck SE	115,161	19,597,144
HeidelbergCement AG	283,946	18,033,435
Henkel AG & Co. KGaA	199,326	17,899,393
Hochtief AG	46,886	4,157,190
Infineon Technologies AG	2,396,801	66,646,423
KION Group AG	123,983	10,484,099
Knorr-Bremse AG	92,346	11,734,213
Lanxess AG	158,720	9,282,911
LEG Immobilien AG	131,951	19,408,979
LEG Immobilien AG rights (a)(d)	130,990	562,741
Merck KGaA	246,588	33,443,307
Metro Wholesale & Food Specialist AG	351,738	3,480,538
MTU Aero Engines Holdings AG	101,709	18,843,381
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	275,953	79,593,868
Nemetschek Se	110,553	8,786,433
Puma AG	159,225	13,144,972
RWE AG	1,230,368	48,893,047
SAP SE	2,001,189	330,886,374
Scout24 AG (c)	205,146	19,083,016
Siemens AG	1,465,427	203,057,805
Siemens Healthineers AG (c)	285,007	12,984,586
Symrise AG	246,316	33,964,906
TeamViewer AG (a)(c)	249,050	13,484,137
Telefonica Deutschland Holding AG	1,974,903	5,458,234
Thyssenkrupp AG (a)(b)	774,846	5,570,167
Uniper SE	383,614	12,561,641
United Internet AG	202,764	9,954,581
Volkswagen AG	62,548	11,211,177
Vonovia SE	986,398	70,627,083
Zalando SE (a)(c)	290,668	25,369,974

TOTAL GERMANY		2,402,240,783

Hong Kong - 2.6%
AIA Group Ltd.	23,159,000	237,258,332
Bank of East Asia Ltd.	2,513,028	5,662,522
BOC Hong Kong (Holdings) Ltd.	7,063,566	20,036,668
CLP Holdings Ltd.	3,149,157	30,918,603
Galaxy Entertainment Group Ltd.	4,151,000	32,631,884
Hang Lung Properties Ltd.	3,857,423	10,869,599
Hang Seng Bank Ltd.	1,461,101	22,964,885
Henderson Land Development Co. Ltd.	2,774,381	10,906,029
Hong Kong & China Gas Co. Ltd.	20,420,705	29,691,623
Hong Kong Exchanges and Clearing Ltd.	2,306,538	116,296,536
Link (REIT)	4,062,256	32,316,260
MTR Corp. Ltd.	3,006,842	15,640,235
New World Development Co. Ltd.	2,942,450	15,258,220
PCCW Ltd.	8,050,863	5,045,464
Power Assets Holdings Ltd.	2,649,176	15,162,320
Sino Land Ltd.	6,037,602	7,027,155
SJM Holdings Ltd.	3,810,000	5,226,150
Sun Hung Kai Properties Ltd.	2,497,676	33,510,109
Swire Pacific Ltd. (A Shares)	936,384	5,098,981
Swire Properties Ltd.	2,224,800	6,022,039
Techtronic Industries Co. Ltd.	2,628,500	33,287,706

TOTAL HONG KONG		690,831,320

Ireland - 0.8%
CRH PLC	1,503,017	56,056,084
DCC PLC (United Kingdom)	188,649	16,714,262
James Hardie Industries PLC CDI	848,894	19,302,718
Kerry Group PLC Class A	304,309	39,946,186
Kingspan Group PLC (Ireland)	294,816	25,313,354
Paddy Power Betfair PLC (Ireland)	295,632	49,849,573
Smurfit Kappa Group PLC	435,151	15,412,451

TOTAL IRELAND		222,594,628

Isle of Man - 0.1%
Gaming VC Holdings SA	1,118,115	12,019,897
Israel - 0.6%
Azrieli Group	80,759	4,357,608
Bank Hapoalim BM (Reg.)	2,158,413	13,087,725
Bank Leumi le-Israel BM	2,789,913	14,305,327
Check Point Software Technologies Ltd. (a)	221,376	27,950,934
CyberArk Software Ltd. (a)	74,161	8,194,791
Elbit Systems Ltd. (Israel)	50,535	6,824,473
Icl Group Ltd.	1,334,524	4,968,983
Israel Discount Bank Ltd. (Class A)	2,244,262	7,198,873
Mizrahi Tefahot Bank Ltd.	268,097	5,467,518
NICE Systems Ltd. (a)	119,461	27,350,549
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,093,799	20,665,796
Wix.com Ltd. (a)	98,692	29,077,624

TOTAL ISRAEL		169,450,201

Italy - 1.9%
Assicurazioni Generali SpA	2,104,645	32,663,073
Atlantia SpA (a)	950,135	15,114,135
Davide Campari Milano NV	1,115,351	11,435,987
DiaSorin S.p.A.	48,220	8,717,816
Enel SpA	15,587,334	141,146,318
Eni SpA	4,846,589	45,026,804
FinecoBank SpA	1,170,017	17,732,245
Infrastrutture Wireless Italiane SpA (c)	454,525	4,428,757
Intesa Sanpaolo SpA	31,701,792	68,238,380
Leonardo SpA	771,788	5,220,303
Mediobanca SpA	1,191,823	10,356,912
Moncler SpA	371,417	14,382,829
Nexi SpA (a)(c)	720,610	12,826,004
Pirelli & C. SpA (c)	766,553	3,312,368
Poste Italiane SpA (c)	1,004,313	9,216,441
Prysmian SpA	461,750	12,916,128
Recordati SpA	199,941	10,896,843
Snam Rete Gas SpA	3,898,241	19,956,934
Telecom Italia SpA	15,695,287	7,475,617
Terna SpA	2,698,113	19,505,507
UniCredit SpA	4,073,519	40,104,355

TOTAL ITALY		510,673,756

Japan - 24.8%
ABC-MART, Inc.	61,900	3,261,124
ACOM Co. Ltd.	778,100	3,041,433
Advantest Corp.	380,900	18,233,140
AEON Co. Ltd.	1,253,200	31,106,669
AEON MALL Co. Ltd.	199,240	2,639,227
Agc, Inc.	367,235	10,419,121
Air Water, Inc.	352,700	4,961,743
Aisin Seiki Co. Ltd.	309,200	10,640,929
Ajinomoto Co., Inc.	893,066	16,661,459
Alfresa Holdings Corp.	361,000	7,259,878
Amada Co. Ltd.	623,000	5,552,679
Ana Holdings, Inc. (a)	220,100	5,501,721
Aozora Bank Ltd.	230,700	4,149,398
Asahi Group Holdings	739,303	25,917,311
ASAHI INTECC Co. Ltd.	372,900	11,072,752
Asahi Kasei Corp.	2,394,027	20,116,924
Astellas Pharma, Inc.	3,563,500	55,904,751
Bandai Namco Holdings, Inc.	382,450	23,785,093
Bank of Kyoto Ltd.	108,900	4,647,387
Benesse Holdings, Inc.	134,700	3,435,063
Bridgestone Corp.	1,027,179	32,595,464
Brother Industries Ltd.	424,200	7,028,948
Calbee, Inc.	166,000	5,179,908
Canon, Inc.	1,917,944	32,895,955
Casio Computer Co. Ltd.	368,600	5,947,575
Central Japan Railway Co.	276,600	41,468,391
Chiba Bank Ltd.	1,010,974	5,249,830
Chubu Electric Power Co., Inc.	1,229,564	15,201,946
Chugai Pharmaceutical Co. Ltd.	1,285,775	57,311,465
Chugoku Electric Power Co., Inc.	549,500	6,703,054
Coca-Cola West Co. Ltd.	234,500	3,914,422
Concordia Financial Group Ltd.	2,004,984	6,663,403
Cosmos Pharmaceutical Corp.	38,100	6,708,823
CyberAgent, Inc.	193,200	10,306,189
Dai Nippon Printing Co. Ltd.	459,721	9,783,422
Dai-ichi Mutual Life Insurance Co.	2,063,600	31,280,837
Daicel Chemical Industries Ltd.	509,900	3,706,963
Daifuku Co. Ltd.	194,300	17,115,791
Daiichi Sankyo Kabushiki Kaisha	1,086,770	96,933,543
Daikin Industries Ltd.	476,894	89,830,256
Dainippon Sumitomo Pharma Co. Ltd.	339,300	4,299,113
Daito Trust Construction Co. Ltd.	125,063	11,100,574
Daiwa House Industry Co. Ltd.	1,082,384	29,028,105
Daiwa House REIT Investment Corp.	3,788	9,906,774
Daiwa Securities Group, Inc.	2,738,285	12,358,025
DENSO Corp.	831,838	34,995,238
Dentsu Group, Inc.	413,100	10,858,428
Disco Corp.	55,400	12,935,297
East Japan Railway Co.	580,400	37,783,301
Eisai Co. Ltd.	482,778	42,231,395
Electric Power Development Co. Ltd.	257,980	3,894,727
FamilyMart Co. Ltd. (b)	487,900	10,825,332
Fanuc Corp.	370,872	65,062,980
Fast Retailing Co. Ltd.	111,767	66,776,337
Fuji Electric Co. Ltd.	240,630	7,531,402
Fujifilm Holdings Corp.	689,305	32,839,853
Fujitsu Ltd.	376,507	49,127,383
Fukuoka Financial Group, Inc.	326,160	5,404,436
GLP J-REIT	6,963	10,755,292
GMO Payment Gateway, Inc.	78,000	8,255,488
Hakuhodo DY Holdings, Inc.	442,100	5,509,814
Hamamatsu Photonics K.K.	267,800	12,212,378
Hankyu Hanshin Holdings, Inc.	437,400	14,226,908
Hikari Tsushin, Inc.	40,000	9,675,683
Hino Motors Ltd.	560,400	3,777,799
Hirose Electric Co. Ltd.	62,377	7,073,104
Hisamitsu Pharmaceutical Co., Inc.	96,700	4,464,552
Hitachi Construction Machinery Co. Ltd.	203,900	7,161,479
Hitachi Ltd.	1,853,154	61,763,052
Hitachi Metals Ltd.	410,700	6,169,322
Honda Motor Co. Ltd.	3,128,560	79,649,307
Hoshizaki Corp.	96,100	7,358,457
Hoya Corp.	723,516	71,145,911
Hulic Co. Ltd.	574,000	5,235,179
Idemitsu Kosan Co. Ltd.	374,515	8,260,086
Iida Group Holdings Co. Ltd.	287,100	5,611,075
INPEX Corp.	1,946,100	12,380,514
Isetan Mitsukoshi Holdings Ltd.	638,187	3,518,871
Isuzu Motors Ltd.	1,049,000	10,389,473
IT Holdings Corp.	424,500	8,496,813
ITO EN Ltd.	102,000	6,173,063
Itochu Corp.	2,577,086	66,267,231
ITOCHU Techno-Solutions Corp.	181,100	6,565,869
Japan Airlines Co. Ltd.	214,100	4,244,972
Japan Airport Terminal Co. Ltd.	96,100	4,327,971
Japan Exchange Group, Inc.	975,400	25,307,078
Japan Post Bank Co. Ltd.	772,800	6,223,844
Japan Post Holdings Co. Ltd.	3,010,800	22,277,902
Japan Post Insurance Co. Ltd.	424,100	6,783,037
Japan Prime Realty Investment Corp.	1,552	4,696,370
Japan Real Estate Investment Corp.	2,511	14,082,368
Japan Retail Fund Investment Corp.	5,008	7,560,583
Japan Tobacco, Inc.	2,289,700	42,858,238
JFE Holdings, Inc.	937,675	7,109,031
JGC Corp.	418,217	4,623,822
JSR Corp.	385,216	8,219,687
JTEKT Corp.	389,700	3,013,400
JX Holdings, Inc.	5,896,500	23,137,284
Kajima Corp.	857,158	10,690,702
Kakaku.com, Inc.	258,800	6,907,686
Kamigumi Co. Ltd.	183,931	3,803,134
Kansai Electric Power Co., Inc.	1,335,436	13,163,340
Kansai Paint Co. Ltd.	336,800	8,041,988
Kao Corp.	922,850	70,306,157
Kawasaki Heavy Industries Ltd.	276,494	3,921,012
KDDI Corp.	3,145,000	91,418,429
Keihan Electric Railway Co., Ltd.	183,400	7,913,308
Keihin Electric Express Railway Co. Ltd.	418,730	6,254,363
Keio Corp.	197,382	11,945,604
Keisei Electric Railway Co.	245,300	7,225,945
Keyence Corp.	349,448	144,114,513
Kikkoman Corp.	278,349	15,137,518
Kintetsu Group Holdings Co. Ltd.	327,210	14,396,437
Kirin Holdings Co. Ltd.	1,574,056	30,986,232
Kobayashi Pharmaceutical Co. Ltd.	94,400	8,413,690
Kobe Bussan Co. Ltd.	119,900	7,075,249
Koito Manufacturing Co. Ltd.	199,300	9,671,926
Komatsu Ltd.	1,677,445	36,489,952
Konami Holdings Corp.	178,500	6,884,506
Kose Corp.	63,700	7,475,721
Kubota Corp.	1,987,864	35,969,800
Kuraray Co. Ltd.	605,186	6,199,564
Kurita Water Industries Ltd.	188,700	5,914,970
Kyocera Corp.	615,804	35,390,634
Kyowa Hakko Kirin Co., Ltd.	514,689	13,324,621
Kyushu Electric Power Co., Inc.	716,970	6,356,369
Kyushu Railway Co.	283,100	6,249,236
Lasertec Corp.	145,300	10,974,838
Lawson, Inc.	94,716	4,677,002
LINE Corp. (a)	116,300	5,929,472
Lion Corp.	427,600	9,067,550
LIXIL Group Corp.	507,259	9,339,140
M3, Inc.	845,100	48,991,304
Makita Corp.	428,900	19,842,421
Marubeni Corp.	3,148,844	19,015,254
Marui Group Co. Ltd.	364,649	6,668,792
Maruichi Steel Tube Ltd.	110,000	2,952,651
Mazda Motor Corp.	1,114,900	7,096,249
McDonald's Holdings Co. (Japan) Ltd.	125,700	6,171,364
Mebuki Financial Group, Inc.	1,784,310	4,329,582
Medipal Holdings Corp.	348,170	6,663,273
Meiji Holdings Co. Ltd.	218,958	17,696,082
Mercari, Inc. (a)	164,000	7,447,859
Minebea Mitsumi, Inc.	705,600	12,251,319
Misumi Group, Inc.	549,900	14,443,863
Mitsubishi Chemical Holdings Corp.	2,438,075	14,267,279
Mitsubishi Corp.	2,589,402	61,425,412
Mitsubishi Electric Corp.	3,502,706	48,382,749
Mitsubishi Estate Co. Ltd.	2,269,223	35,597,545
Mitsubishi Gas Chemical Co., Inc.	304,133	5,438,587
Mitsubishi Heavy Industries Ltd.	608,425	15,128,048
Mitsubishi Materials Corp.	212,093	4,461,532
Mitsubishi Motors Corp. of Japan	1,265,000	3,045,603
Mitsubishi UFJ Financial Group, Inc.	23,408,830	97,670,367
Mitsubishi UFJ Lease & Finance Co. Ltd.	762,400	3,606,311
Mitsui & Co. Ltd.	3,174,923	57,374,334
Mitsui Chemicals, Inc.	350,836	8,257,887
Mitsui Fudosan Co. Ltd.	1,789,977	32,448,245
Miura Co. Ltd.	166,500	6,822,546
Mizuho Financial Group, Inc.	46,207,600	62,551,588
MonotaRO Co. Ltd.	239,400	9,470,670
MS&AD Insurance Group Holdings, Inc.	855,984	23,768,578
Murata Manufacturing Co. Ltd.	1,099,762	65,041,218
Nabtesco Corp.	214,300	6,788,241
Nagoya Railroad Co. Ltd.	356,000	9,945,749
NEC Corp.	472,754	24,951,092
New Hampshire Foods Ltd.	157,270	7,134,800
Nexon Co. Ltd.	930,200	21,806,983
NGK Insulators Ltd.	497,209	7,074,484
NGK Spark Plug Co. Ltd.	304,500	5,246,778
Nidec Corp.	856,068	71,850,062
Nihon M&A Center, Inc.	286,100	14,262,456
Nikon Corp.	569,838	4,476,280
Nintendo Co. Ltd.	214,496	115,464,917
Nippon Building Fund, Inc.	2,428	14,648,463
Nippon Express Co. Ltd.	139,054	8,231,776
Nippon Paint Holdings Co. Ltd.	280,900	24,134,353
Nippon Prologis REIT, Inc.	4,005	13,121,229
Nippon Shinyaku Co. Ltd.	87,200	7,203,890
Nippon Steel & Sumitomo Metal Corp.	1,544,763	15,233,961
Nippon Telegraph & Telephone Corp.	2,459,900	55,976,547
Nippon Yusen KK	291,057	4,556,224
Nissan Chemical Corp.	236,900	12,570,250
Nissan Motor Co. Ltd.	4,436,048	17,878,113
Nisshin Seifun Group, Inc.	376,693	6,227,536
Nissin Food Holdings Co. Ltd.	121,223	12,132,029
Nitori Holdings Co. Ltd.	153,200	32,082,104
Nitto Denko Corp.	306,894	18,660,222
NKSJ Holdings, Inc.	641,603	24,109,710
Nomura Holdings, Inc.	6,038,247	31,014,974
Nomura Real Estate Holdings, Inc.	219,100	4,197,270
Nomura Real Estate Master Fund, Inc.	8,117	10,414,958
Nomura Research Institute Ltd.	613,265	16,322,466
NSK Ltd.	679,576	5,216,403
NTT Data Corp.	1,219,500	13,954,907
NTT DOCOMO, Inc.	2,217,000	61,937,431
Obayashi Corp.	1,235,504	12,096,659
OBIC Co. Ltd.	133,600	23,701,496
Odakyu Electric Railway Co. Ltd.	561,300	13,900,674
Oji Holdings Corp.	1,658,452	7,500,340
Olympus Corp.	2,230,616	44,205,854
OMRON Corp.	354,660	26,018,111
Ono Pharmaceutical Co. Ltd.	712,800	21,529,030
Oracle Corp. Japan	73,700	8,656,262
Oriental Land Co. Ltd.	382,924	52,025,458
ORIX Corp.	2,543,280	31,744,476
ORIX JREIT, Inc.	5,028	7,486,339
Osaka Gas Co. Ltd.	714,405	13,982,548
Otsuka Corp.	199,600	9,799,556
Otsuka Holdings Co. Ltd.	749,600	32,959,328
Pan Pacific International Holdings Ltd.	789,500	18,568,140
Panasonic Corp.	4,239,973	39,072,031
Park24 Co. Ltd.	206,100	3,728,344
PeptiDream, Inc. (a)	180,500	7,336,567
Persol Holdings Co., Ltd.	340,500	5,320,564
Pigeon Corp.	222,000	10,155,219
Pola Orbis Holdings, Inc.	178,500	3,237,488
Rakuten, Inc.	1,643,200	14,474,868
Recruit Holdings Co. Ltd.	2,437,200	92,371,139
Renesas Electronics Corp. (a)	1,480,600	9,324,083
Resona Holdings, Inc.	3,987,300	14,682,028
Ricoh Co. Ltd.	1,275,970	9,553,361
Rinnai Corp.	68,500	6,344,569
ROHM Co. Ltd.	171,144	11,020,177
Ryohin Keikaku Co. Ltd.	458,200	7,181,344
Santen Pharmaceutical Co. Ltd.	687,600	13,120,329
SBI Holdings, Inc. Japan	455,060	10,367,368
SCSK Corp.	98,400	5,332,729
Secom Co. Ltd.	401,867	38,037,263
Sega Sammy Holdings, Inc.	324,600	3,766,543
Seibu Holdings, Inc.	409,600	4,509,216
Seiko Epson Corp.	530,700	6,343,447
Sekisui Chemical Co. Ltd.	686,093	10,992,776
Sekisui House Ltd.	1,199,467	23,736,797
Seven & i Holdings Co. Ltd.	1,442,500	46,537,789
Seven Bank Ltd.	1,148,200	2,883,644
SG Holdings Co. Ltd.	306,700	14,116,627
Sharp Corp.	402,800	5,008,616
Shimadzu Corp.	425,400	12,711,995
Shimamura Co. Ltd.	43,200	3,568,900
SHIMANO, Inc.	142,100	30,119,860
SHIMIZU Corp.	1,046,916	8,065,746
Shin-Etsu Chemical Co. Ltd.	678,262	82,513,392
Shinsei Bank Ltd.	293,900	3,438,060
Shionogi & Co. Ltd.	515,391	28,618,620
Shiseido Co. Ltd.	765,950	44,627,083
Shizuoka Bank Ltd.	797,374	5,548,455
Showa Denko K.K.	255,600	4,988,200
SMC Corp.	109,671	60,315,685
SoftBank Corp.	3,662,000	48,145,541
SoftBank Group Corp.	3,003,060	185,758,156
Sohgo Security Services Co., Ltd.	135,900	6,357,782
Sony Corp.	2,434,485	190,630,896
Square Enix Holdings Co. Ltd.	176,700	11,661,549
Stanley Electric Co. Ltd.	248,325	7,127,489
Subaru Corp.	1,187,700	24,698,194
Sumco Corp.	500,400	6,793,893
Sumitomo Chemical Co. Ltd.	2,934,134	9,557,440
Sumitomo Corp.	2,258,242	29,306,082
Sumitomo Electric Industries Ltd.	1,471,006	17,346,802
Sumitomo Heavy Industries Ltd.	209,764	4,778,932
Sumitomo Metal Mining Co. Ltd.	444,332	13,579,783
Sumitomo Mitsui Financial Group, Inc.	2,498,300	73,462,966
Sumitomo Mitsui Trust Holdings, Inc.	651,472	18,792,185
Sumitomo Realty & Development Co. Ltd.	590,800	17,464,899
Sumitomo Rubber Industries Ltd.	331,100	3,191,740
Sundrug Co. Ltd.	136,600	5,087,920
Suntory Beverage & Food Ltd.	264,000	10,194,590
Suzuken Co. Ltd.	127,116	4,728,670
Suzuki Motor Corp.	705,500	28,968,697
Sysmex Corp.	321,000	28,055,488
T&D Holdings, Inc.	1,029,600	10,790,313
Taiheiyo Cement Corp.	234,200	5,961,414
Taisei Corp.	362,618	12,547,750
Taisho Pharmaceutical Holdings Co. Ltd.	63,057	3,881,713
Taiyo Nippon Sanso Corp.	287,800	5,070,432
Takeda Pharmaceutical Co. Ltd.	3,018,427	112,548,740
TDK Corp.	248,125	25,792,912
Teijin Ltd.	343,768	5,400,840
Terumo Corp.	1,236,348	50,310,720
THK Co. Ltd.	228,600	5,365,620
Tobu Railway Co. Ltd.	364,459	11,389,881
Toho Co. Ltd.	215,054	8,182,671
Toho Gas Co. Ltd.	141,800	6,252,240
Tohoku Electric Power Co., Inc.	811,090	8,232,278
Tokio Marine Holdings, Inc.	1,223,400	56,483,274
Tokyo Century Corp.	81,800	4,201,407
Tokyo Electric Power Co., Inc. (a)	2,742,218	8,077,912
Tokyo Electron Ltd.	286,018	73,317,176
Tokyo Gas Co. Ltd.	718,179	15,978,745
Tokyu Corp.	975,277	13,057,100
Tokyu Fudosan Holdings Corp.	1,160,500	4,996,346
Toppan Printing Co. Ltd.	496,706	7,728,570
Toray Industries, Inc.	2,632,783	12,520,727
Toshiba Corp.	738,888	21,312,400
Tosoh Corp.	493,600	7,340,037
Toto Ltd.	269,092	11,826,684
Toyo Suisan Kaisha Ltd.	169,200	9,616,995
Toyoda Gosei Co. Ltd.	126,200	2,758,372
Toyota Industries Corp.	283,286	16,529,363
Toyota Motor Corp.	4,062,963	268,336,051
Toyota Tsusho Corp.	406,000	11,844,781
Trend Micro, Inc.	255,460	15,822,288
Tsuruha Holdings, Inc.	70,500	9,425,294
Unicharm Corp.	771,940	33,628,203
United Urban Investment Corp.	5,699	6,349,261
USS Co. Ltd.	422,800	7,149,458
Welcia Holdings Co. Ltd.	179,800	7,698,560
West Japan Railway Co.	310,200	16,316,142
Yahoo! Japan Corp.	5,080,300	33,815,904
Yakult Honsha Co. Ltd.	228,666	13,061,694
Yamada Denki Co. Ltd.	1,389,450	7,464,448
Yamaha Corp.	256,243	12,507,920
Yamaha Motor Co. Ltd.	530,900	8,375,904
Yamato Holdings Co. Ltd.	591,732	15,486,769
Yamazaki Baking Co. Ltd.	234,200	3,816,543
Yaskawa Electric Corp.	464,400	16,727,432
Yokogawa Electric Corp.	437,000	7,150,271
Yokohama Rubber Co. Ltd.	222,190	3,484,470
Zozo, Inc.	212,800	5,995,328

TOTAL JAPAN		6,741,305,012

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)	1,372,327	17,362,540
Aroundtown SA	2,203,794	12,050,191
Eurofins Scientific SA (a)	25,284	20,263,959
SES SA (France) (depositary receipt)	728,378	5,171,799
Tenaris SA	889,705	5,212,674

TOTAL LUXEMBOURG		60,061,163

Malta - 0.0%
BGP Holdings PLC (a)(e)	5,796,476	69
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	5,040,500	5,129,951
HKT Trust/HKT Ltd. unit	7,217,760	10,313,654

TOTAL MULTI-NATIONAL		15,443,605

Netherlands - 5.2%
ABN AMRO Group NV GDR (c)	807,272	7,691,451
Adyen BV (a)(c)	34,659	58,423,018
AEGON NV	3,418,479	9,465,649
AEGON NV rights 9/11/20 (a)(d)	3,418,479	244,767
AerCap Holdings NV (a)	250,331	7,402,288
Airbus Group NV	1,127,170	92,695,744
Akzo Nobel NV	381,469	37,756,447
Altice Europe NV Class A (a)	1,207,500	5,343,117
Argenx SE (a)	85,482	19,809,578
ASML Holding NV (Netherlands)	815,680	304,824,695
CNH Industrial NV	1,958,664	15,506,124
EXOR NV	207,419	12,227,659
Ferrari NV	241,699	47,072,021
Fiat Chrysler Automobiles NV (Italy)	2,103,169	23,168,118
Heineken Holding NV	218,802	17,925,021
Heineken NV (Bearer)	494,843	45,800,801
ING Groep NV (Certificaten Van Aandelen)	7,472,182	60,988,453
Koninklijke Ahold Delhaize NV	2,105,706	63,351,866
Koninklijke DSM NV	329,078	52,799,219
Koninklijke KPN NV	6,788,619	17,814,652
Koninklijke Philips Electronics NV	1,782,522	84,350,999
NN Group NV	554,771	20,887,235
NN Group NV rights (a)(d)(f)	554,771	1,496,201
Prosus NV	933,275	93,544,203
QIAGEN NV (Germany) (a)	441,265	22,416,663
Randstad NV	227,420	11,851,674
STMicroelectronics NV (France)	1,220,159	36,903,784
Takeaway.com Holding BV (a)(c)	242,074	26,935,079
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (b)	264,709	12,370,271
Unilever NV	2,798,841	162,631,227
Vopak NV	134,364	7,378,998
Wolters Kluwer NV	522,326	42,884,260

TOTAL NETHERLANDS		1,423,961,282

New Zealand - 0.3%
Auckland International Airport Ltd.	2,405,380	10,742,350
Fisher & Paykel Healthcare Corp.	1,101,086	27,331,333
Mercury Nz Ltd.	1,319,746	4,613,811
Meridian Energy Ltd.	2,454,058	8,397,512
Ryman Healthcare Group Ltd.	765,226	6,927,732
Spark New Zealand Ltd.	3,511,955	11,426,103
The a2 Milk Co. Ltd. (a)	1,418,744	17,765,830

TOTAL NEW ZEALAND		87,204,671

Norway - 0.6%
Adevinta ASA Class B (a)	458,936	8,563,317
DNB ASA	1,820,291	29,159,493
Equinor ASA	1,923,692	31,181,793
Gjensidige Forsikring ASA (a)	381,895	8,135,657
Mowi ASA	841,047	16,448,926
Norsk Hydro ASA	2,557,619	8,165,573
Orkla ASA	1,432,628	14,582,607
Schibsted ASA (B Shares)	186,943	7,408,641
Telenor ASA	1,375,616	22,387,825
Yara International ASA	337,165	14,126,217

TOTAL NORWAY		160,160,049

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	3,750,551	9,045,536
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(e)	2,598,658	31
Energias de Portugal SA	5,303,587	26,847,769
Galp Energia SGPS SA Class B	968,563	10,400,583
Jeronimo Martins SGPS SA	479,931	7,877,841

TOTAL PORTUGAL		45,126,224

Singapore - 1.0%
Ascendas Real Estate Investment Trust	5,958,084	14,538,855
CapitaCommercial Trust (REIT)	5,337,753	6,591,029
CapitaLand Ltd.	5,094,910	10,372,938
CapitaMall Trust	4,905,700	7,067,121
City Developments Ltd.	862,600	5,091,087
DBS Group Holdings Ltd.	3,432,408	52,651,027
Genting Singapore Ltd.	11,636,059	5,986,727
Jardine Cycle & Carriage Ltd.	186,230	2,593,847
Keppel Corp. Ltd.	2,777,800	9,350,868
Mapletree Commercial Trust	4,293,700	6,059,244
Mapletree Logistics Trust (REIT)	5,234,700	7,964,300
Oversea-Chinese Banking Corp. Ltd.	6,318,764	40,265,837
Singapore Airlines Ltd.	2,587,362	6,941,216
Singapore Exchange Ltd.	1,533,600	9,705,116
Singapore Technologies Engineering Ltd.	2,978,161	7,442,393
Singapore Telecommunications Ltd.	15,527,927	26,211,104
Suntec (REIT)	3,731,900	3,840,109
United Overseas Bank Ltd.	2,247,760	32,230,185
UOL Group Ltd.	880,050	4,249,699
Venture Corp. Ltd.	530,200	7,735,453
Wilmar International Ltd.	3,667,100	11,751,539
Yangzijiang Shipbuilding Holdings Ltd.	4,911,300	3,302,958

TOTAL SINGAPORE		281,942,652

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	539,089	13,191,550
Aena Sme SA (a)(c)	128,955	19,251,445
Amadeus IT Holding SA Class A	862,141	48,262,695
Banco Bilbao Vizcaya Argentaria SA	12,741,495	37,313,521
Banco Santander SA (Spain)	31,795,327	70,790,084
Bankinter SA	1,282,790	6,899,394
CaixaBank SA	6,861,854	15,074,544
Cellnex Telecom SA (c)	604,559	38,727,462
Enagas SA	477,290	11,670,572
Endesa SA	608,076	16,856,791
Ferrovial SA	920,534	24,584,861
Gas Natural SDG SA	560,603	10,810,969
Grifols SA	570,009	15,447,802
Iberdrola SA	11,364,065	143,071,789
Inditex SA	2,085,223	58,630,726
MAPFRE SA (Reg.)	2,102,188	3,983,730
Red Electrica Corporacion SA	820,834	15,697,165
Repsol SA	2,971,275	23,470,697
Siemens Gamesa Renewable Energy SA	457,779	12,258,760
Telefonica SA	9,589,502	37,783,214

TOTAL SPAIN		623,777,771

Sweden - 3.1%
Alfa Laval AB	603,231	14,742,888
ASSA ABLOY AB (B Shares)	1,917,007	44,409,959
Atlas Copco AB:
(A Shares)	1,287,714	59,533,958
(B Shares)	745,160	29,919,081
Boliden AB	523,402	15,605,607
Electrolux AB (B Shares)	431,941	9,358,106
Epiroc AB:
Class A	1,264,300	18,858,344
Class B	745,324	10,714,819
EQT AB	455,036	8,390,742
Ericsson (B Shares)	5,591,907	65,201,159
Essity AB Class B	1,161,319	39,955,668
Evolution Gaming Group AB (c)	243,655	18,247,787
H&M Hennes & Mauritz AB (B Shares)	1,542,306	24,687,302
Hexagon AB (B Shares) (a)	538,469	38,994,772
Husqvarna AB (B Shares)	806,488	8,762,485
ICA Gruppen AB	191,956	9,413,829
Industrivarden AB (C Shares)	300,658	7,921,566
Investor AB (B Shares)	871,826	55,576,413
Kinnevik AB (a)	460,249	369,804
Kinnevik AB (B Shares)	461,581	17,825,977
Latour Investment AB Class B	280,336	6,251,799
Lundbergfoeretagen AB	145,157	6,628,710
Lundin Petroleum AB	353,484	8,639,104
Nibe Industrier AB (B Shares)	596,821	16,766,573
Sandvik AB	2,161,938	42,439,949
Securitas AB (B Shares)	596,171	8,484,433
Skandinaviska Enskilda Banken AB (A Shares) (a)	3,121,996	30,946,373
Skanska AB (B Shares) (a)	649,781	13,236,307
SKF AB (B Shares)	725,145	14,469,702
Svenska Cellulosa AB (SCA) (B Shares)	1,156,439	14,900,359
Svenska Handelsbanken AB (A Shares) (a)	2,983,723	30,016,143
Swedbank AB (A Shares) (a)	1,734,090	29,394,006
Swedish Match Co. AB	324,784	24,654,116
Tele2 AB (B Shares)	953,434	13,508,213
Telia Co. AB	4,793,170	18,478,440
Volvo AB (B Shares)	2,844,674	54,362,484

TOTAL SWEDEN		831,666,977

Switzerland - 10.2%
ABB Ltd. (Reg.)	3,525,081	89,886,684
Adecco SA (Reg.)	301,131	15,743,626
Alcon, Inc. (Switzerland) (a)	941,760	53,508,262
Baloise Holdings AG	89,507	13,911,979
Banque Cantonale Vaudoise	58,088	6,201,108
Barry Callebaut AG	5,777	12,781,680
Clariant AG (Reg.)	380,384	7,911,078
Coca-Cola HBC AG	383,619	10,225,286
Compagnie Financiere Richemont SA Series A	1,000,583	66,618,298
Credit Suisse Group AG	4,650,622	51,172,380
Ems-Chemie Holding AG	15,683	14,131,095
Galenica AG	87,110	12,860,036
Geberit AG (Reg.)	70,917	40,842,292
Givaudan SA	17,675	74,106,145
Julius Baer Group Ltd.	430,348	20,633,728
Kuehne & Nagel International AG	103,671	20,075,899
LafargeHolcim Ltd. (Reg.)	1,002,110	47,558,514
Lindt & Spruengli AG	195	17,214,448
Lindt & Spruengli AG (participation certificate)	2,086	17,757,365
Logitech International SA (Reg.)	315,325	23,308,830
Lonza Group AG	142,598	88,612,298
Nestle SA (Reg. S)	5,703,529	686,973,718
Novartis AG	4,254,291	366,664,716
Partners Group Holding AG	35,724	36,271,350
Roche Holding AG (participation certificate)	1,346,493	471,028,881
Schindler Holding AG:
(participation certificate)	78,327	20,891,244
(Reg.)	38,206	10,050,763
SGS SA (Reg.)	11,602	30,007,717
Sika AG	271,553	65,068,178
Sonova Holding AG Class B	104,757	24,463,967
Straumann Holding AG	19,792	19,460,291
Swatch Group AG (Bearer)	57,370	12,121,987
Swatch Group AG (Bearer) (Reg.)	91,503	3,607,685
Swiss Life Holding AG	61,272	24,727,060
Swiss Prime Site AG	146,343	13,169,980
Swiss Re Ltd.	564,027	45,407,814
Swisscom AG	49,404	27,326,733
Temenos Group AG	126,988	20,482,162
UBS Group AG	7,019,867	85,306,974
Zurich Insurance Group Ltd.	288,057	106,508,381

TOTAL SWITZERLAND		2,774,600,632

United Kingdom - 12.7%
3i Group PLC	1,860,729	23,331,151
Admiral Group PLC	365,580	12,886,731
Anglo American PLC (United Kingdom)	2,351,931	57,615,913
Antofagasta PLC	753,259	10,814,310
Ashtead Group PLC	862,391	30,030,470
Associated British Foods PLC	682,629	18,669,838
AstraZeneca PLC (United Kingdom)	2,515,062	279,172,530
Auto Trader Group PLC (c)	1,853,548	13,856,910
Aveva Group PLC	123,930	8,402,449
Aviva PLC	7,505,626	28,288,536
BAE Systems PLC	6,161,499	42,773,611
Barclays PLC	33,217,051	48,634,139
Barratt Developments PLC	1,944,585	13,652,175
Berkeley Group Holdings PLC	242,724	14,792,191
BHP Billiton PLC	4,047,299	92,125,677
BP PLC	38,783,070	135,305,580
British American Tobacco PLC (United Kingdom)	4,391,795	148,025,620
British Land Co. PLC	1,688,790	8,255,641
BT Group PLC	17,022,268	23,812,602
Bunzl PLC	644,471	20,865,448
Burberry Group PLC	778,669	15,035,595
Coca-Cola European Partners PLC	391,829	16,127,682
Compass Group PLC	3,417,858	55,307,659
Croda International PLC	246,202	19,417,521
Diageo PLC	4,478,643	149,636,578
Direct Line Insurance Group PLC	2,619,149	10,324,884
Evraz PLC	979,789	4,246,154
GlaxoSmithKline PLC	9,610,335	187,721,882
Halma PLC	727,858	21,580,345
Hargreaves Lansdown PLC	636,055	13,744,235
Hikma Pharmaceuticals PLC	331,053	10,492,507
HSBC Holdings PLC (United Kingdom)	39,036,037	167,436,172
Imperial Brands PLC	1,807,442	30,273,709
Informa PLC	2,876,276	15,894,659
InterContinental Hotel Group PLC	332,458	19,195,277
Intertek Group PLC	309,515	24,311,608
J Sainsbury PLC	3,388,711	8,325,882
John David Group PLC	840,641	8,156,010
Johnson Matthey PLC	370,165	11,751,929
Kingfisher PLC	4,049,715	14,727,096
Land Securities Group PLC	1,344,911	10,393,138
Legal & General Group PLC	11,423,554	33,182,657
Lloyds Banking Group PLC	135,586,483	51,123,924
London Stock Exchange Group PLC	605,780	71,555,285
M&G PLC	4,996,131	11,553,940
Melrose Industries PLC	9,306,637	12,664,579
Mondi PLC	927,148	18,107,124
National Grid PLC	6,725,388	75,805,049
Next PLC	255,345	20,609,652
NMC Health PLC (a)	250,069	50,015
Ocado Group PLC (a)	885,792	29,566,539
Pearson PLC	1,455,134	10,721,408
Persimmon PLC	614,547	21,523,187
Prudential PLC	4,998,952	80,590,004
Reckitt Benckiser Group PLC	1,361,294	136,645,265
RELX PLC (London Stock Exchange)	3,701,606	84,241,774
Rentokil Initial PLC	3,551,375	25,303,112
Rio Tinto PLC	2,150,279	133,726,797
Rolls-Royce Holdings PLC	3,701,966	11,689,654
Royal Bank of Scotland Group PLC	9,287,333	14,003,942
Royal Dutch Shell PLC:
Class A (United Kingdom)	7,834,587	115,322,396
Class B (United Kingdom)	7,156,365	100,680,822
rights (a)(d)	7,156,365	1,169,831
rights (a)(d)	7,834,587	1,280,698
RSA Insurance Group PLC	1,976,266	11,869,489
Sage Group PLC	2,089,704	20,688,008
Schroders PLC	238,655	9,245,260
Scottish & Southern Energy PLC	1,991,122	33,560,169
Segro PLC	2,275,286	28,979,303
Severn Trent PLC	456,742	14,238,023
Smith & Nephew PLC	1,675,669	33,816,046
Smiths Group PLC	761,747	14,276,079
Spirax-Sarco Engineering PLC	141,137	19,328,717
St. James's Place Capital PLC	1,024,709	13,421,102
Standard Chartered PLC (United Kingdom)	5,186,291	27,204,207
Standard Life PLC	4,471,275	14,177,389
Taylor Wimpey PLC	6,923,372	11,337,151
Tesco PLC	18,750,859	54,757,031
Unilever PLC	2,239,702	132,415,488
United Utilities Group PLC	1,304,803	14,497,752
Vodafone Group PLC	51,186,607	75,052,040
Vodafone Group PLC sponsored ADR	7	103
Whitbread PLC	390,583	13,204,208
WM Morrison Supermarkets PLC	4,610,175	11,850,779

TOTAL UNITED KINGDOM		3,460,448,042

United States of America - 0.0%
NICE Systems Ltd. sponsored ADR (a)	3	690
TOTAL COMMON STOCKS
(Cost $24,283,966,312)		26,708,062,515

Nonconvertible Preferred Stocks - 0.8%
France - 0.2%
Air Liquide SA (a)	355,967	59,067,497
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	108,038	6,072,469
Fuchs Petrolub AG	132,689	6,273,606
Henkel AG & Co. KGaA	340,625	34,778,843
Porsche Automobil Holding SE (Germany)	291,620	17,852,643
Sartorius AG (non-vtg.)	68,133	28,863,813
Volkswagen AG	354,800	58,996,637

TOTAL GERMANY		152,838,011

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	11,823,229	5,584,441
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $164,512,945)		217,489,949
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.17% 11/5/20(g)
(Cost $11,886,417)	11,890,000	11,888,014
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.12% (h)	157,177,381	157,208,817
Fidelity Securities Lending Cash Central Fund 0.11% (h)(i)	79,928,292	79,936,285
TOTAL MONEY MARKET FUNDS
(Cost $237,146,045)		237,145,102
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $24,697,511,719)		27,174,585,580
NET OTHER ASSETS (LIABILITIES) - 0.0%		148,772
NET ASSETS - 100%		$27,174,734,352

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2,493	Sept. 2020	$236,847,465	$16,962,983	$16,962,983

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $372,251,337.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $443,588,339 or 1.6% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,888,014.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$448,130
Fidelity Securities Lending Cash Central Fund	1,718,002
Total	$2,166,132

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,456,571,202	$542,495,871	$914,075,331	$--
Consumer Discretionary	3,141,019,690	1,833,768,688	1,307,251,002	--
Consumer Staples	3,160,159,271	1,207,316,565	1,952,842,706	--
Energy	845,665,725	221,464,446	624,201,279	--
Financials	4,297,499,391	2,092,765,483	2,204,733,808	100
Health Care	3,764,632,808	1,442,000,553	2,322,632,255	--
Industrials	4,026,392,365	2,536,466,790	1,489,925,575	--
Information Technology	2,275,959,804	1,308,835,292	967,124,512	--
Materials	2,033,737,544	1,441,500,784	592,236,760	--
Real Estate	851,674,750	687,307,474	164,367,276	--
Utilities	1,072,239,914	759,061,670	313,178,244	--
Government Obligations	11,888,014	--	11,888,014	--
Money Market Funds	237,145,102	237,145,102	--	--
Total Investments in Securities:	$27,174,585,580	$14,310,128,718	$12,864,456,762	$100
Derivative Instruments:
Assets
Futures Contracts	$16,962,983	$16,962,983	$--	$--
Total Assets	$16,962,983	$16,962,983	$--	$--
Total Derivative Instruments:	$16,962,983	$16,962,983	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$16,962,983	$0
Total Equity Risk	16,962,983	0
Total Value of Derivatives	$16,962,983	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $75,723,952) — See accompanying schedule: Unaffiliated issuers (cost $24,460,365,674)	$26,937,440,478
Fidelity Central Funds (cost $237,146,045)	237,145,102
Total Investment in Securities (cost $24,697,511,719)		$27,174,585,580
Segregated cash with brokers for derivative instruments		19,233,621
Foreign currency held at value (cost $15,654,119)		15,864,007
Receivable for investments sold
Regular delivery		14,929,628
Delayed delivery		1,496,201
Receivable for fund shares sold		48,941,409
Dividends receivable		140,979,605
Distributions receivable from Fidelity Central Funds		225,176
Other receivables		580,501
Total assets		27,416,835,728
Liabilities
Payable for investments purchased
Regular delivery	$117,859,446
Delayed delivery	4,805,788
Payable for fund shares redeemed	36,116,642
Accrued management fee	784,506
Payable for daily variation margin on futures contracts	2,030,788
Other payables and accrued expenses	574,663
Collateral on securities loaned	79,929,543
Total liabilities		242,101,376
Net Assets		$27,174,734,352
Net Assets consist of:
Paid in capital		$26,849,957,932
Total accumulated earnings (loss)		324,776,420
Net Assets		$27,174,734,352
Net Asset Value, offering price and redemption price per share ($27,174,734,352 ÷ 662,283,113 shares)		$41.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$449,715,969
Interest		134,643
Income from Fidelity Central Funds (including $1,718,002 from security lending)		2,166,132
Income before foreign taxes withheld		452,016,744
Less foreign taxes withheld		(39,714,840)
Total income		412,301,904
Expenses
Management fee	$4,281,519
Independent trustees' fees and expenses	82,145
Interest	16,760
Commitment fees	18,429
Total expenses before reductions	4,398,853
Expense reductions	(173)
Total expenses after reductions		4,398,680
Net investment income (loss)		407,903,224
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,688,665,895)
Fidelity Central Funds	100,228
Foreign currency transactions	(6,046,691)
Futures contracts	(182,395,694)
Total net realized gain (loss)		(1,877,008,052)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,568,628,650
Fidelity Central Funds	(943)
Assets and liabilities in foreign currencies	5,815,866
Futures contracts	127,863,456
Total change in net unrealized appreciation (depreciation)		2,702,307,029
Net gain (loss)		825,298,977
Net increase (decrease) in net assets resulting from operations		$1,233,202,201

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$407,903,224	$868,419,785
Net realized gain (loss)	(1,877,008,052)	(234,105,513)
Change in net unrealized appreciation (depreciation)	2,702,307,029	(666,277,714)
Net increase (decrease) in net assets resulting from operations	1,233,202,201	(31,963,442)
Distributions to shareholders	–	(930,785,857)
Share transactions
Proceeds from sales of shares	4,621,347,242	10,557,302,502
Reinvestment of distributions	–	870,654,871
Cost of shares redeemed	(6,962,006,240)	(7,352,591,536)
Net increase (decrease) in net assets resulting from share transactions	(2,340,658,998)	4,075,365,837
Total increase (decrease) in net assets	(1,107,456,797)	3,112,616,538
Net Assets
Beginning of period	28,282,191,149	25,169,574,611
End of period	$27,174,734,352	$28,282,191,149
Other Information
Shares
Sold	128,611,057	255,518,996
Issued in reinvestment of distributions	–	20,541,058
Redeemed	(198,054,188)	(178,751,314)
Net increase (decrease)	(69,443,131)	97,308,740

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$38.65	$39.67	$43.09	$36.88	$32.82	$39.76
Income from Investment Operations
Net investment income (loss)B	.61	1.28	1.23	1.13	1.11	1.16
Net realized and unrealized gain (loss)	1.77	(.93)	(3.64)	6.16	4.04	(7.10)
Total from investment operations	2.38	.35	(2.41)	7.29	5.15	(5.94)
Distributions from net investment income	–	(1.37)	(1.01)	(1.02)	(1.06)	(1.00)
Distributions from net realized gain	–	–	–	(.06)	(.03)	–
Total distributions	–	(1.37)	(1.01)	(1.08)	(1.09)	(1.00)
Redemption fees added to paid in capitalB	–	–	–	–	–C	–C
Net asset value, end of period	$41.03	$38.65	$39.67	$43.09	$36.88	$32.82
Total ReturnD,E	6.16%	.58%	(5.43)%	19.82%	15.85%	(15.12)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.04%	.05%	.05%	.06%	.08%
Expenses net of fee waivers, if any	.04%H	.04%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.04%H	.04%	.05%	.05%	.05%	.06%
Net investment income (loss)	3.29%H	3.12%	3.12%	2.72%	3.11%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$27,174,734	$28,282,191	$25,169,574	$6,814,539	$4,761,598	$1,734,082
Portfolio turnover rateI	7%H	2%	3%J	2%J	2%	1%J

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business on April 26, 2019, Fidelity Total Market Index Fund no longer offered Class F, and all outstanding shares of Class F were redeemed. Prior fiscal period dollar and share amounts for Class F, which are presented in the Notes to Financial Statements, are for the period March 1, 2019 through April 26, 2019.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Total Market Index Fund	$1,157,307
Fidelity Extended Market Index Fund	601,633
Fidelity International Index Fund	574,663

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, partnerships (including allocations from Fidelity Central Funds), certain deemed distributions, equity-debt classifications, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index Fund	$32,639,687,959	$24,107,236,722	$(4,258,524,647)	$19,848,712,075
Fidelity Extended Market Index Fund	19,513,091,540	11,932,992,876	(3,683,070,125)	8,249,922,751
Fidelity International Index Fund	24,757,738,209	7,090,741,359	(4,656,931,005)	2,433,810,354

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Total Market Index Fund	$–	$(90,048,317)	$(90,048,317)
Fidelity International Index Fund	(80,996,893)	(552,799,552)	(633,796,445)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index Fund	658,657,719	2,720,560,360
Fidelity Extended Market Index Fund	1,259,751,446	1,894,126,890
Fidelity International Index Fund	834,387,780	1,880,457,112

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Prior to May 1, 2020, the annual management fee rate for Fidelity Extended Market Index Fund was .045%. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective April 29, 2020, the Board approved to add an expense contract to each Fund. Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. These expense contracts will remain in place through April 30, 2021.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Market Index Fund	Borrower	$39,695,182.32%		$27,888
Fidelity Extended Market Index Fund	Borrower	$19,678,622.56%		$12,300
Fidelity International Index Fund	Borrower	$32,128,586.74%		$16,630

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 227,760,667 shares of the Fidelity Total Market Index Fund were redeemed in-kind for investments and cash with a value of $18,972,597,820. The Fund had a net realized gain of $12,280,777,708 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. Fidelity Total Market Index Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Total Market Index Fund	$31,046
Fidelity Extended Market Index Fund	15,368
Fidelity International Index Fund	18,429

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Market Index Fund	$384,564	$144,854	$6,771,010
Fidelity Extended Market Index Fund	$1,219,577	$418,984	$17,203,907
Fidelity International Index Fund	$612	$–	$–

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Market Index Fund	$18,630,000.59%		$305
Fidelity International Index Fund	$8,524,000.55%		$130

10. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Total Market Index Fund	$2,406	$2
Fidelity Extended Market Index Fund	12,378	1
Fidelity International Index Fund	173	-(a)

 (a) Amount represents less than $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2020	Year ended February 29, 2020
Fidelity Total Market Index Fund
Distributions to shareholders
Fidelity Total Market Index Fund	$126,619,914	$ 966,634,210
Class F	–	75,433,850
Total	$126,619,914	$1,042,068,060

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2020	Year ended February 29, 2020	Six months ended August 31, 2020	Year ended February 29, 2020
Fidelity Total Market Index Fund
Fidelity Total Market Index Fund
Shares sold	55,251,786	–	$4,434,999,345	$–
Reinvestment of distributions	1,500,100	–	113,722,585	–
Shares redeemed	(86,349,082)	–	(6,936,217,354)	–
Net increase (decrease)	(29,597,196)	–	$(2,387,495,424)	$–
Class F
Shares sold	–	7,901,740	$–	$639,001,501
Reinvestment of distributions	–	915,904	–	75,433,850
Shares redeemed	–	(206,354,024)(a)	–	(17,168,346,164)(a)
Net increase (decrease)	–	(197,536,380)	$–	$(16,453,910,813)

 (a) Amount includes in-kind redemptions (see Affiliated Redemptions In-Kind notes for additional details).

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Total Market Index Fund
Fidelity Total Market Index Fund	.02%
Actual		$1,000.00	$1,191.70	$.11
Hypothetical-C		$1,000.00	$1,025.10	$.10
Fidelity Extended Market Index Fund	.04%
Actual		$1,000.00	$1,168.70	$.22
Hypothetical-C		$1,000.00	$1,025.00	$.20
Fidelity International Index Fund	.04%
Actual		$1,000.00	$1,061.60	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

For Fidelity International Index Fund, to convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	4,552,886,214.423	33.164
Against	6,125,563,636.304	44.619
Abstain	611,960,242.905	4.458
Broker Non-Vote	2,438,119,776.730	17.760
TOTAL	13,728,529,870.362	100.000

PROPOSAL 5

For Fidelity International Index Fund, a shareholder proposal to institute procedures to avoid holding investments in companies that contribute to genocide or crimes against humanity.

	# of Votes	% of Votes
Affirmative	1,973,496,246.662	14.375
Against	8,704,867,143.257	63.407
Abstain	354,587,922.574	2.583
Broker Non-Vote	2,695,578,557.870	19.635
TOTAL	13,728,529,870.362	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposals 2 and 5 were not approved by shareholders.

SIF-I-SANN-1020
1.929382.108

Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Apple, Inc.	7.2
Microsoft Corp.	5.9
Amazon.com, Inc.	5.0
Facebook, Inc. Class A	2.4
Alphabet, Inc. Class A	1.7
Alphabet, Inc. Class C	1.6
Berkshire Hathaway, Inc. Class B	1.5
Johnson & Johnson	1.4
Visa, Inc. Class A	1.2
Procter & Gamble Co.	1.1
29.0

Top Market Sectors as of August 31, 2020

% of fund's net assets
Information Technology	28.5
Health Care	13.9
Consumer Discretionary	11.4
Communication Services	11.0
Financials	9.5
Industrials	7.9
Consumer Staples	6.8
Utilities	2.8
Real Estate	2.6
Materials	2.5

Asset Allocation (% of fund's net assets)

As of August 31, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.0%

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	304,906	$9,089,248
CenturyLink, Inc.	42,115	452,736
Verizon Communications, Inc.	177,032	10,492,687
		20,034,671
Entertainment - 2.1%
Activision Blizzard, Inc.	32,982	2,754,657
Electronic Arts, Inc. (a)	12,339	1,720,920
Live Nation Entertainment, Inc. (a)	6,065	344,492
Netflix, Inc. (a)	18,824	9,968,437
Take-Two Interactive Software, Inc. (a)	4,871	833,866
The Walt Disney Co.	77,296	10,193,024
		25,815,396
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	12,832	20,910,129
Class C (a)	12,530	20,476,275
Facebook, Inc. Class A (a)	102,928	30,178,490
Twitter, Inc. (a)	33,538	1,360,972
		72,925,866
Media - 1.3%
Charter Communications, Inc. Class A (a)	6,480	3,989,153
Comcast Corp. Class A	194,865	8,731,901
Discovery Communications, Inc.:
Class A (a)(b)	6,861	151,388
Class C (non-vtg.) (a)	13,775	275,087
DISH Network Corp. Class A (a)	11,141	395,728
Fox Corp.:
Class A	14,847	413,637
Class B	6,799	189,012
Interpublic Group of Companies, Inc.	16,441	291,992
News Corp.:
Class A	15,796	238,836
Class B	6,063	91,369
Omnicom Group, Inc.	9,075	490,867
ViacomCBS, Inc. Class B	23,178	645,507
		15,904,477
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	24,881	2,903,115

TOTAL COMMUNICATION SERVICES		137,583,525

CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.1%
Aptiv PLC	11,455	986,505
BorgWarner, Inc.	8,901	361,292
		1,347,797
Automobiles - 0.2%
Ford Motor Co.	167,167	1,140,079
General Motors Co.	54,541	1,616,050
		2,756,129
Distributors - 0.1%
Genuine Parts Co.	6,205	586,000
LKQ Corp. (a)	12,957	411,255
		997,255
Diversified Consumer Services - 0.0%
H&R Block, Inc.	8,494	123,163
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. (b)	20,395	336,110
Chipotle Mexican Grill, Inc. (a)	1,096	1,436,067
Darden Restaurants, Inc.	5,525	478,852
Domino's Pizza, Inc.	1,662	679,692
Hilton Worldwide Holdings, Inc.	11,838	1,069,682
Las Vegas Sands Corp.	14,372	728,804
Marriott International, Inc. Class A	11,550	1,188,611
McDonald's Corp.	31,824	6,795,060
MGM Mirage, Inc.	20,995	472,388
Norwegian Cruise Line Holdings Ltd. (a)(b)	11,935	204,208
Royal Caribbean Cruises Ltd.	7,343	505,492
Starbucks Corp.	50,006	4,224,007
Wynn Resorts Ltd.	4,118	360,119
Yum! Brands, Inc.	12,885	1,235,027
		19,714,119
Household Durables - 0.4%
D.R. Horton, Inc.	14,190	1,012,740
Garmin Ltd.	6,179	640,206
Leggett & Platt, Inc.	5,776	236,816
Lennar Corp. Class A	11,730	877,639
Mohawk Industries, Inc. (a)	2,490	229,902
Newell Brands, Inc.	16,205	258,956
NVR, Inc. (a)	147	612,746
PulteGroup, Inc.	10,918	486,834
Whirlpool Corp.	2,656	472,024
		4,827,863
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (a)	17,933	61,886,066
eBay, Inc.	28,239	1,546,932
Expedia, Inc.	5,806	569,859
The Booking Holdings, Inc. (a)	1,763	3,368,123
		67,370,980
Leisure Products - 0.1%
Hasbro, Inc.	5,424	428,171
Multiline Retail - 0.5%
Dollar General Corp.	10,767	2,173,642
Dollar Tree, Inc. (a)	10,120	974,252
Kohl's Corp.	6,741	143,988
Target Corp.	21,392	3,234,684
		6,526,566
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	2,947	460,646
AutoZone, Inc. (a)	999	1,195,114
Best Buy Co., Inc.	9,715	1,077,491
CarMax, Inc. (a)	6,948	742,950
Gap, Inc.	9,137	158,892
L Brands, Inc.	9,903	291,148
Lowe's Companies, Inc.	32,440	5,342,544
O'Reilly Automotive, Inc. (a)	3,175	1,478,375
Ross Stores, Inc.	15,212	1,385,509
The Home Depot, Inc.	46,006	13,113,550
Tiffany & Co., Inc.	4,650	569,625
TJX Companies, Inc.	51,629	2,828,753
Tractor Supply Co.	4,961	738,346
Ulta Beauty, Inc. (a)	2,412	560,018
		29,942,961
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	14,727	225,176
NIKE, Inc. Class B	53,035	5,934,086
PVH Corp.	3,040	169,510
Ralph Lauren Corp.	2,046	140,826
Tapestry, Inc.	11,724	172,695
Under Armour, Inc.:
Class A (sub. vtg.) (a)	8,719	85,533
Class C (non-vtg.) (a)	7,572	67,012
VF Corp.	13,678	899,329
		7,694,167

TOTAL CONSUMER DISCRETIONARY		141,729,171

CONSUMER STAPLES - 6.8%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	7,798	570,580
Constellation Brands, Inc. Class A (sub. vtg.)	7,177	1,324,013
Molson Coors Beverage Co. Class B	8,077	304,018
Monster Beverage Corp. (a)	15,994	1,341,257
PepsiCo, Inc.	59,369	8,315,222
The Coca-Cola Co.	165,384	8,191,470
		20,046,560
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	18,950	6,588,157
Kroger Co.	33,643	1,200,382
Sysco Corp.	21,685	1,304,136
Walgreens Boots Alliance, Inc.	31,480	1,196,870
Walmart, Inc.	60,703	8,428,612
		18,718,157
Food Products - 1.1%
Archer Daniels Midland Co.	23,673	1,059,603
Campbell Soup Co.	7,206	379,108
Conagra Brands, Inc.	20,839	799,384
General Mills, Inc.	25,936	1,658,607
Hormel Foods Corp.	11,904	606,866
Kellogg Co.	10,627	753,561
Lamb Weston Holdings, Inc.	6,218	390,801
McCormick & Co., Inc. (non-vtg.)	5,385	1,110,387
Mondelez International, Inc.	61,015	3,564,496
The Hershey Co.	6,278	933,162
The J.M. Smucker Co.	4,892	587,921
The Kraft Heinz Co.	26,656	934,026
Tyson Foods, Inc. Class A	12,645	794,106
		13,572,028
Household Products - 1.7%
Church & Dwight Co., Inc.	10,513	1,007,461
Clorox Co.	5,351	1,195,949
Colgate-Palmolive Co.	36,698	2,908,683
Kimberly-Clark Corp.	14,558	2,296,670
Procter & Gamble Co.	105,921	14,652,052
		22,060,815
Personal Products - 0.2%
Coty, Inc. Class A	12,421	44,467
Estee Lauder Companies, Inc. Class A	9,606	2,129,842
		2,174,309
Tobacco - 0.7%
Altria Group, Inc.	79,468	3,475,930
Philip Morris International, Inc.	66,868	5,335,398
		8,811,328

TOTAL CONSUMER STAPLES		85,383,197

ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	27,855	397,769
Halliburton Co.	37,731	610,488
National Oilwell Varco, Inc.	16,936	203,232
Schlumberger Ltd.	59,462	1,130,373
TechnipFMC PLC	18,030	138,831
		2,480,693
Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.	15,878	234,994
Cabot Oil & Gas Corp.	17,136	325,070
Chevron Corp.	79,921	6,707,770
Concho Resources, Inc.	8,361	434,605
ConocoPhillips Co.	45,850	1,737,257
Devon Energy Corp.	16,110	175,116
Diamondback Energy, Inc.	6,639	258,655
EOG Resources, Inc.	24,883	1,128,195
Exxon Mobil Corp.	181,000	7,229,140
Hess Corp.	11,204	515,832
HollyFrontier Corp.	6,361	151,837
Kinder Morgan, Inc.	83,199	1,149,810
Marathon Oil Corp.	33,089	174,710
Marathon Petroleum Corp.	27,674	981,320
Noble Energy, Inc.	20,648	205,448
Occidental Petroleum Corp.	38,550	491,127
ONEOK, Inc.	18,855	518,135
Phillips 66 Co.	18,679	1,092,161
Pioneer Natural Resources Co.	7,037	731,355
The Williams Companies, Inc.	52,786	1,095,837
Valero Energy Corp.	17,403	915,224
		26,253,598

TOTAL ENERGY		28,734,291

FINANCIALS - 9.5%
Banks - 3.3%
Bank of America Corp.	334,175	8,601,665
Citigroup, Inc.	89,131	4,556,377
Citizens Financial Group, Inc.	18,328	474,145
Comerica, Inc.	6,037	238,643
Fifth Third Bancorp	30,505	630,233
First Republic Bank	7,346	829,437
Huntington Bancshares, Inc.	43,161	406,145
JPMorgan Chase & Co.	130,411	13,065,878
KeyCorp	41,434	510,467
M&T Bank Corp.	5,513	569,272
Peoples United Financial, Inc.	17,757	187,869
PNC Financial Services Group, Inc.	18,120	2,014,944
Regions Financial Corp.	40,746	471,024
SVB Financial Group (a)	2,219	566,688
Truist Financial Corp.	57,714	2,239,880
U.S. Bancorp	58,531	2,130,528
Wells Fargo & Co.	160,626	3,879,118
Zions Bancorp NA	7,092	228,079
		41,600,392
Capital Markets - 2.5%
Ameriprise Financial, Inc.	5,224	819,123
Bank of New York Mellon Corp.	34,442	1,273,665
BlackRock, Inc. Class A	6,635	3,942,451
Cboe Global Markets, Inc.	4,657	427,466
Charles Schwab Corp.	48,965	1,739,726
CME Group, Inc.	15,351	2,699,780
E*TRADE Financial Corp.	9,493	513,571
Franklin Resources, Inc.	11,674	245,854
Goldman Sachs Group, Inc.	13,229	2,710,225
Intercontinental Exchange, Inc.	23,395	2,485,251
Invesco Ltd.	15,894	162,119
MarketAxess Holdings, Inc.	1,626	790,138
Moody's Corp.	6,891	2,030,364
Morgan Stanley	51,244	2,678,011
MSCI, Inc.	3,640	1,358,703
Northern Trust Corp.	8,835	723,498
Raymond James Financial, Inc.	5,198	393,593
S&P Global, Inc.	10,301	3,774,492
State Street Corp.	15,017	1,022,508
T. Rowe Price Group, Inc.	9,744	1,356,462
The NASDAQ OMX Group, Inc.	4,873	655,029
		31,802,029
Consumer Finance - 0.4%
American Express Co.	28,267	2,871,645
Capital One Financial Corp.	19,433	1,341,460
Discover Financial Services	13,082	694,393
Synchrony Financial	23,107	573,285
		5,480,783
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	83,193	18,139,402
Insurance - 1.8%
AFLAC, Inc.	30,710	1,115,387
Allstate Corp.	13,470	1,252,710
American International Group, Inc.	36,860	1,074,100
Aon PLC	9,890	1,977,901
Arthur J. Gallagher & Co.	8,116	854,615
Assurant, Inc.	2,571	312,531
Chubb Ltd.	19,470	2,433,750
Cincinnati Financial Corp.	6,394	507,748
Everest Re Group Ltd.	1,703	374,796
Globe Life, Inc.	4,209	347,158
Hartford Financial Services Group, Inc.	15,329	620,058
Lincoln National Corp.	8,290	298,855
Loews Corp.	10,314	369,860
Marsh & McLennan Companies, Inc.	21,824	2,507,796
MetLife, Inc.	32,899	1,265,296
Principal Financial Group, Inc.	10,787	454,241
Progressive Corp.	25,052	2,380,942
Prudential Financial, Inc.	16,933	1,147,549
The Travelers Companies, Inc.	10,774	1,250,215
Unum Group	8,663	160,092
W.R. Berkley Corp.	6,017	373,355
Willis Towers Watson PLC	5,515	1,133,498
		22,212,453

TOTAL FINANCIALS		119,235,059

HEALTH CARE - 13.9%
Biotechnology - 2.1%
AbbVie, Inc.	75,373	7,218,472
Alexion Pharmaceuticals, Inc. (a)	9,407	1,074,468
Amgen, Inc.	25,251	6,396,583
Biogen, Inc. (a)	6,974	2,006,001
Gilead Sciences, Inc.	53,647	3,580,937
Incyte Corp. (a)	7,718	743,629
Regeneron Pharmaceuticals, Inc. (a)	4,311	2,672,518
Vertex Pharmaceuticals, Inc. (a)	11,174	3,118,887
		26,811,495
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	75,686	8,285,346
Abiomed, Inc. (a)	1,914	588,785
Align Technology, Inc. (a)	3,063	909,650
Baxter International, Inc.	21,753	1,894,034
Becton, Dickinson & Co.	12,622	3,064,243
Boston Scientific Corp. (a)	61,166	2,509,029
Danaher Corp.	27,014	5,577,581
Dentsply Sirona, Inc.	9,467	424,784
DexCom, Inc. (a)	3,944	1,677,817
Edwards Lifesciences Corp. (a)	26,524	2,276,820
Hologic, Inc. (a)	11,106	663,250
IDEXX Laboratories, Inc. (a)	3,642	1,424,241
Intuitive Surgical, Inc. (a)	4,990	3,646,892
Medtronic PLC	57,571	6,187,155
ResMed, Inc.	6,182	1,117,582
STERIS PLC	3,628	579,174
Stryker Corp.	13,794	2,733,419
Teleflex, Inc.	1,972	774,897
The Cooper Companies, Inc.	2,091	657,369
Varian Medical Systems, Inc. (a)	3,878	673,492
West Pharmaceutical Services, Inc.	3,143	892,486
Zimmer Biomet Holdings, Inc.	8,843	1,245,802
		47,803,848
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	6,398	620,798
Anthem, Inc.	10,786	3,036,475
Cardinal Health, Inc.	12,418	630,338
Centene Corp. (a)	24,746	1,517,425
Cigna Corp.	15,902	2,820,538
CVS Health Corp.	55,915	3,473,440
DaVita HealthCare Partners, Inc. (a)	3,616	313,724
HCA Holdings, Inc.	11,283	1,531,329
Henry Schein, Inc. (a)	6,053	402,161
Humana, Inc.	5,649	2,345,295
Laboratory Corp. of America Holdings (a)	4,175	733,756
McKesson Corp.	6,886	1,056,588
Quest Diagnostics, Inc.	5,723	636,627
UnitedHealth Group, Inc.	40,578	12,682,654
Universal Health Services, Inc. Class B	3,335	368,017
		32,169,165
Health Care Technology - 0.1%
Cerner Corp.	13,014	954,837
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	13,202	1,325,745
Bio-Rad Laboratories, Inc. Class A (a)	909	462,308
Illumina, Inc. (a)	6,282	2,244,056
IQVIA Holdings, Inc. (a)	7,597	1,244,009
Mettler-Toledo International, Inc. (a)	1,019	989,225
PerkinElmer, Inc.	4,738	557,757
Thermo Fisher Scientific, Inc.	16,907	7,252,765
Waters Corp. (a)	2,659	575,035
		14,650,900
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	96,819	6,022,142
Eli Lilly & Co.	36,158	5,365,486
Johnson & Johnson	112,731	17,294,063
Merck & Co., Inc.	108,000	9,209,160
Mylan NV (a)	22,039	360,999
Perrigo Co. PLC	5,780	302,294
Pfizer, Inc.	237,710	8,983,061
Zoetis, Inc. Class A	20,318	3,252,912
		50,790,117

TOTAL HEALTH CARE		173,180,362

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.6%
General Dynamics Corp.	9,938	1,484,240
Harris Corp.	9,224	1,667,146
Howmet Aerospace, Inc.	16,446	288,134
Huntington Ingalls Industries, Inc.	1,720	260,614
Lockheed Martin Corp.	10,537	4,112,170
Northrop Grumman Corp.	6,625	2,269,791
Raytheon Technologies Corp.	63,248	3,858,128
Teledyne Technologies, Inc. (a)	1,565	490,800
Textron, Inc.	9,814	386,966
The Boeing Co.	23,048	3,960,107
TransDigm Group, Inc.	2,148	1,073,291
		19,851,387
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	5,751	565,323
Expeditors International of Washington, Inc.	7,077	625,536
FedEx Corp.	10,287	2,261,494
United Parcel Service, Inc. Class B	30,127	4,929,380
		8,381,733
Airlines - 0.2%
Alaska Air Group, Inc.	5,137	200,086
American Airlines Group, Inc. (b)	21,443	279,831
Delta Air Lines, Inc.	24,354	751,321
Southwest Airlines Co.	23,008	864,641
United Airlines Holdings, Inc. (a)	10,778	388,008
		2,483,887
Building Products - 0.4%
A.O. Smith Corp.	5,791	283,585
Allegion PLC	3,916	404,875
Carrier Global Corp.	34,693	1,035,586
Fortune Brands Home & Security, Inc.	5,940	499,435
Johnson Controls International PLC	31,772	1,294,074
Masco Corp.	11,319	659,898
Trane Technologies PLC	10,250	1,213,498
		5,390,951
Commercial Services & Supplies - 0.4%
Cintas Corp.	3,664	1,220,991
Copart, Inc. (a)	8,868	916,242
Republic Services, Inc.	8,985	833,089
Rollins, Inc.	6,033	332,660
Waste Management, Inc.	16,592	1,891,488
		5,194,470
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	5,608	506,234
Quanta Services, Inc.	5,931	303,964
		810,198
Electrical Equipment - 0.4%
AMETEK, Inc.	9,803	987,162
Eaton Corp. PLC	17,086	1,744,481
Emerson Electric Co.	25,522	1,773,013
Rockwell Automation, Inc.	4,961	1,143,659
		5,648,315
Industrial Conglomerates - 1.1%
3M Co.	24,731	4,031,648
General Electric Co.	374,447	2,373,994
Honeywell International, Inc.	30,014	4,968,818
Roper Technologies, Inc.	4,468	1,908,685
		13,283,145
Machinery - 1.5%
Caterpillar, Inc.	23,163	3,296,327
Cummins, Inc.	6,308	1,307,333
Deere & Co.	13,371	2,808,712
Dover Corp.	6,156	676,175
Flowserve Corp.	5,512	163,596
Fortive Corp.	12,671	913,706
IDEX Corp.	3,226	581,422
Illinois Tool Works, Inc.	12,292	2,428,285
Ingersoll Rand, Inc. (a)	14,662	514,050
Otis Worldwide Corp.	17,322	1,089,554
PACCAR, Inc.	14,785	1,269,144
Parker Hannifin Corp.	5,583	1,150,154
Pentair PLC	7,105	320,720
Snap-On, Inc.	2,303	341,466
Stanley Black & Decker, Inc.	6,566	1,059,096
Westinghouse Air Brake Co.	7,784	518,025
Xylem, Inc.	7,699	617,306
		19,055,071
Professional Services - 0.3%
Equifax, Inc.	5,187	872,816
IHS Markit Ltd.	17,091	1,365,913
Nielsen Holdings PLC	15,014	229,414
Robert Half International, Inc.	4,928	262,170
Verisk Analytics, Inc.	6,949	1,297,170
		4,027,483
Road & Rail - 1.0%
CSX Corp.	32,714	2,501,312
J.B. Hunt Transport Services, Inc.	3,614	507,912
Kansas City Southern	4,072	741,267
Norfolk Southern Corp.	10,948	2,326,778
Old Dominion Freight Lines, Inc.	4,041	817,009
Union Pacific Corp.	29,143	5,608,279
		12,502,557
Trading Companies & Distributors - 0.2%
Fastenal Co.	24,517	1,197,901
United Rentals, Inc. (a)	3,100	548,855
W.W. Grainger, Inc.	1,845	674,218
		2,420,974

TOTAL INDUSTRIALS		99,050,171

INFORMATION TECHNOLOGY - 28.5%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	2,310	516,170
Cisco Systems, Inc.	181,846	7,677,538
F5 Networks, Inc. (a)	2,578	341,147
Juniper Networks, Inc.	13,989	349,725
Motorola Solutions, Inc.	7,281	1,126,735
		10,011,315
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	12,638	1,387,652
CDW Corp.	6,073	690,196
Corning, Inc.	32,504	1,055,080
FLIR Systems, Inc.	5,694	210,109
IPG Photonics Corp. (a)	1,551	250,843
Keysight Technologies, Inc. (a)	7,987	786,879
TE Connectivity Ltd.	14,088	1,360,901
Zebra Technologies Corp. Class A (a)	2,277	652,429
		6,394,089
IT Services - 5.6%
Accenture PLC Class A	27,257	6,539,772
Akamai Technologies, Inc. (a)	6,943	808,373
Automatic Data Processing, Inc.	18,371	2,555,222
Broadridge Financial Solutions, Inc.	4,881	670,649
Cognizant Technology Solutions Corp. Class A	23,106	1,544,867
DXC Technology Co.	10,713	214,046
Fidelity National Information Services, Inc.	26,586	4,010,498
Fiserv, Inc. (a)	24,038	2,393,704
FleetCor Technologies, Inc. (a)	3,583	900,945
Gartner, Inc. (a)	3,779	490,590
Global Payments, Inc.	12,783	2,257,733
IBM Corp.	38,157	4,705,140
Jack Henry & Associates, Inc.	3,258	538,938
Leidos Holdings, Inc.	5,720	517,603
MasterCard, Inc. Class A	37,818	13,546,029
Paychex, Inc.	13,600	1,039,992
PayPal Holdings, Inc. (a)	50,253	10,258,647
The Western Union Co.	17,406	410,608
VeriSign, Inc. (a)	4,352	934,810
Visa, Inc. Class A	72,194	15,304,406
		69,642,572
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (a)	50,122	4,552,080
Analog Devices, Inc.	15,733	1,838,873
Applied Materials, Inc.	39,178	2,413,365
Broadcom, Inc.	17,157	5,956,053
Intel Corp.	181,178	9,231,019
KLA-Tencor Corp.	6,643	1,362,745
Lam Research Corp.	6,207	2,087,662
Maxim Integrated Products, Inc.	11,456	784,049
Microchip Technology, Inc.	10,523	1,154,373
Micron Technology, Inc. (a)	47,579	2,165,320
NVIDIA Corp.	26,323	14,082,279
Qorvo, Inc. (a)	4,893	627,625
Qualcomm, Inc.	48,283	5,750,505
Skyworks Solutions, Inc.	7,111	1,030,028
Texas Instruments, Inc.	39,232	5,576,829
Xilinx, Inc.	10,431	1,086,493
		59,699,298
Software - 9.3%
Adobe, Inc. (a)	20,617	10,584,562
ANSYS, Inc. (a)	3,683	1,248,574
Autodesk, Inc. (a)	9,380	2,304,666
Cadence Design Systems, Inc. (a)	11,928	1,322,934
Citrix Systems, Inc.	4,983	723,532
Fortinet, Inc. (a)	5,740	757,709
Intuit, Inc.	11,158	3,853,862
Microsoft Corp.	324,578	73,202,076
Nortonlifelock, Inc.	23,258	547,028
Oracle Corp.	89,053	5,095,613
Paycom Software, Inc. (a)	2,053	614,791
Salesforce.com, Inc. (a)	38,560	10,513,384
ServiceNow, Inc. (a)	8,205	3,954,974
Synopsys, Inc. (a)	6,467	1,431,147
Tyler Technologies, Inc. (a)	1,697	585,991
		116,740,843
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	697,564	90,013,654
Hewlett Packard Enterprise Co.	54,468	526,706
HP, Inc.	61,290	1,198,220
NetApp, Inc.	9,584	454,186
Seagate Technology LLC	9,584	459,936
Western Digital Corp.	12,937	497,040
Xerox Holdings Corp.	8,050	151,823
		93,301,565

TOTAL INFORMATION TECHNOLOGY		355,789,682

MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	9,451	2,762,149
Albemarle Corp. U.S.	4,525	411,820
Celanese Corp. Class A	5,013	507,065
CF Industries Holdings, Inc.	9,200	300,196
Corteva, Inc.	31,954	912,287
Dow, Inc.	31,702	1,430,394
DuPont de Nemours, Inc.	31,355	1,748,355
Eastman Chemical Co.	5,763	421,333
Ecolab, Inc.	10,587	2,086,486
FMC Corp.	5,506	588,371
International Flavors & Fragrances, Inc. (b)	4,561	564,606
Linde PLC	22,542	5,629,639
LyondellBasell Industries NV Class A	11,004	720,542
PPG Industries, Inc.	10,090	1,214,836
Sherwin-Williams Co.	3,458	2,320,491
The Mosaic Co.	15,168	276,513
		21,895,083
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,663	540,243
Vulcan Materials Co.	5,687	682,440
		1,222,683
Containers & Packaging - 0.3%
Amcor PLC	67,533	746,915
Avery Dennison Corp.	3,603	415,750
Ball Corp.	13,878	1,115,375
International Paper Co.	16,884	612,383
Packaging Corp. of America	4,039	408,908
Sealed Air Corp.	6,720	264,096
WestRock Co.	11,010	333,933
		3,897,360
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	61,922	966,602
Newmont Corp.	34,293	2,307,233
Nucor Corp.	12,911	586,934
		3,860,769

TOTAL MATERIALS		30,875,895

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	5,401	909,420
American Tower Corp.	19,058	4,748,301
Apartment Investment & Management Co. Class A	6,332	228,142
AvalonBay Communities, Inc.	6,018	951,205
Boston Properties, Inc.	6,118	531,471
Crown Castle International Corp.	17,964	2,932,623
Digital Realty Trust, Inc.	11,465	1,784,527
Duke Realty Corp.	15,777	608,203
Equinix, Inc.	3,816	3,013,800
Equity Residential (SBI)	14,962	844,605
Essex Property Trust, Inc.	2,802	606,661
Extra Space Storage, Inc.	5,506	586,664
Federal Realty Investment Trust (SBI)	3,025	239,701
Healthpeak Properties, Inc.	23,070	637,655
Host Hotels & Resorts, Inc.	29,924	336,047
Iron Mountain, Inc. (b)	12,178	366,436
Kimco Realty Corp.	18,850	226,012
Mid-America Apartment Communities, Inc.	4,847	567,681
Prologis (REIT), Inc.	31,833	3,242,509
Public Storage	6,429	1,365,520
Realty Income Corp.	14,649	908,677
Regency Centers Corp.	7,213	286,428
SBA Communications Corp. Class A	4,777	1,462,096
Simon Property Group, Inc.	13,056	885,850
SL Green Realty Corp.	3,242	151,596
UDR, Inc.	12,514	435,612
Ventas, Inc.	15,918	655,981
Vornado Realty Trust	6,792	243,357
Welltower, Inc.	17,837	1,025,984
Weyerhaeuser Co.	31,831	964,798
		31,747,562
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	14,357	675,210

TOTAL REAL ESTATE		32,422,772

UTILITIES - 2.8%
Electric Utilities - 1.8%
Alliant Energy Corp.	10,576	572,690
American Electric Power Co., Inc.	21,184	1,669,935
Duke Energy Corp.	31,526	2,532,799
Edison International	16,165	848,339
Entergy Corp.	8,535	846,160
Evergy, Inc.	9,745	518,629
Eversource Energy	14,422	1,236,110
Exelon Corp.	41,628	1,536,489
FirstEnergy Corp.	23,171	662,459
NextEra Energy, Inc.	20,952	5,849,170
NRG Energy, Inc.	10,424	358,690
Pinnacle West Capital Corp.	4,793	351,567
PPL Corp.	32,794	906,098
Southern Co.	45,278	2,362,606
Xcel Energy, Inc.	22,445	1,559,366
		21,811,107
Gas Utilities - 0.0%
Atmos Energy Corp.	5,220	521,060
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	28,657	508,662
Multi-Utilities - 0.9%
Ameren Corp.	10,580	836,984
CenterPoint Energy, Inc.	23,123	464,079
CMS Energy Corp.	12,302	744,148
Consolidated Edison, Inc.	14,213	1,013,955
Dominion Energy, Inc.	35,928	2,818,192
DTE Energy Co.	8,207	973,925
NiSource, Inc.	16,319	361,629
Public Service Enterprise Group, Inc.	21,634	1,130,160
Sempra Energy	12,499	1,545,501
WEC Energy Group, Inc.	13,483	1,268,481
		11,157,054
Water Utilities - 0.1%
American Water Works Co., Inc.	7,763	1,097,222

TOTAL UTILITIES		35,095,105

TOTAL COMMON STOCKS
(Cost $992,967,651)		1,239,079,230

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.12% (c)	7,152,721	7,154,151
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	1,861,780	1,861,966
TOTAL MONEY MARKET FUNDS
(Cost $9,016,117)		9,016,117
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,001,983,768)		1,248,095,347
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,280,016
NET ASSETS - 100%		$1,249,375,363

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	58	Sept. 2020	$10,146,810	$585,020	$585,020

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,492
Fidelity Securities Lending Cash Central Fund	14,969
Total	$25,461

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$137,583,525	$137,583,525	$--	$--
Consumer Discretionary	141,729,171	141,729,171	--	--
Consumer Staples	85,383,197	85,383,197	--	--
Energy	28,734,291	28,734,291	--	--
Financials	119,235,059	119,235,059	--	--
Health Care	173,180,362	173,180,362	--	--
Industrials	99,050,171	99,050,171	--	--
Information Technology	355,789,682	355,789,682	--	--
Materials	30,875,895	30,875,895	--	--
Real Estate	32,422,772	32,422,772	--	--
Utilities	35,095,105	35,095,105	--	--
Money Market Funds	9,016,117	9,016,117	--	--
Total Investments in Securities:	$1,248,095,347	$1,248,095,347	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$585,020	$585,020	$--	$--
Total Assets	$585,020	$585,020	$--	$--
Total Derivative Instruments:	$585,020	$585,020	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$585,020	$0
Total Equity Risk	585,020	0
Total Value of Derivatives	$585,020	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,774,571) — See accompanying schedule: Unaffiliated issuers (cost $992,967,651)	$1,239,079,230
Fidelity Central Funds (cost $9,016,117)	9,016,117
Total Investment in Securities (cost $1,001,983,768)		$1,248,095,347
Segregated cash with brokers for derivative instruments		648,000
Receivable for fund shares sold		2,255,780
Dividends receivable		1,897,247
Distributions receivable from Fidelity Central Funds		1,801
Total assets		1,252,898,175
Liabilities
Payable for fund shares redeemed	$1,646,142
Payable for daily variation margin on futures contracts	14,610
Collateral on securities loaned	1,862,060
Total liabilities		3,522,812
Net Assets		$1,249,375,363
Net Assets consist of:
Paid in capital		$1,004,005,145
Total accumulated earnings (loss)		245,370,218
Net Assets		$1,249,375,363
Net Asset Value, offering price and redemption price per share ($1,249,375,363 ÷ 83,522,717 shares)		$14.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$9,114,813
Interest		753
Income from Fidelity Central Funds (including $14,969 from security lending)		25,461
Total income		9,141,027
Expenses
Independent trustees' fees and expenses	$2,903
Reports to shareholders	20,951
Commitment fees	1,115
Total expenses before reductions	24,969
Expense reductions	(70)
Total expenses after reductions		24,899
Net investment income (loss)		9,116,128
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,643,539)
Fidelity Central Funds	(445)
Futures contracts	1,482,750
Total net realized gain (loss)		(2,161,234)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	194,582,539
Futures contracts	862,541
Total change in net unrealized appreciation (depreciation)		195,445,080
Net gain (loss)		193,283,846
Net increase (decrease) in net assets resulting from operations		$202,399,974

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,116,128	$14,358,500
Net realized gain (loss)	(2,161,234)	209,958
Change in net unrealized appreciation (depreciation)	195,445,080	26,969,641
Net increase (decrease) in net assets resulting from operations	202,399,974	41,538,099
Distributions to shareholders	(8,793,837)	(13,704,827)
Share transactions
Proceeds from sales of shares	434,902,692	471,638,049
Reinvestment of distributions	5,976,096	4,051,846
Cost of shares redeemed	(231,586,456)	(210,883,239)
Net increase (decrease) in net assets resulting from share transactions	209,292,332	264,806,656
Total increase (decrease) in net assets	402,898,469	292,639,928
Net Assets
Beginning of period	846,476,894	553,836,966
End of period	$1,249,375,363	$846,476,894
Other Information
Shares
Sold	34,398,520	36,447,389
Issued in reinvestment of distributions	472,300	300,950
Redeemed	(18,442,884)	(16,262,534)
Net increase (decrease)	16,427,936	20,485,805

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex 500 Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018 B
Selected Per–Share Data
Net asset value, beginning of period	$12.62	$11.88	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)C	.12	.26	.24	.22
Net realized and unrealized gain (loss)	2.34	.73	.29	1.47
Total from investment operations	2.46	.99	.53	1.69
Distributions from net investment income	(.12)	(.25)	(.19)	(.10)
Distributions from net realized gain	–	–	(.04)	(.01)
Total distributions	(.12)	(.25)	(.23)	(.11)
Net asset value, end of period	$14.96	$12.62	$11.88	$11.58
Total ReturnD,E	19.64%	8.26%	4.67%	16.91%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I,J	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I,J	-%	-%	- %I
Expenses net of all reductionsH	- %I,J	-%	-%	- %I
Net investment income (loss)	1.86%I,J	1.98%	2.05%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,249,375	$846,477	$553,837	$26,382
Portfolio turnover rateK	5%I	3%	8%L	10%I

 A For the year ended February 29.

 B For the period March 9, 2017 (commencement of operations) to February 28, 2018.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Proxy expenses are not annualized.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, short-term gain distributions from the Underlying Funds, market discount, capital loss carryforwards, certain deemed distributions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$313,846,652
Gross unrealized depreciation	(72,902,647)
Net unrealized appreciation (depreciation)	$240,944,005
Tax cost	$1,007,736,362

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(270,111)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex 500 Index Fund	237,828,346	26,377,851

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex 500 Index Fund	$1,115

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds (and includes $10 from securities loaned to NFS, as affiliated borrower).

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $70.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Flex 500 Index Fund	-%C
Actual		$1,000.00	$1,196.40	$--D
Hypothetical-E		$1,000.00	$1,025.16	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount Represents less than $.005.

 E 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	372,523,266.327	68.230
Against	75,977,805.915	13.916
Abstain	97,481,434.610	17.854
Broker Non-Vote	0.000	0.000
TOTAL	545,982,506.852	100.000
Proposal 1 reflects trust wide proposal and voting results.

Z5I-SANN-1020
1.9881570.103

Fidelity® Series Total Market Index Fund

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Apple, Inc.	6.1
Microsoft Corp.	5.0
Amazon.com, Inc.	4.2
Facebook, Inc. Class A	2.1
Alphabet, Inc. Class A	1.4
Alphabet, Inc. Class C	1.4
Berkshire Hathaway, Inc. Class B	1.3
Johnson & Johnson	1.2
Tesla, Inc.	1.1
Visa, Inc. Class A	1.0
24.8

Top Market Sectors as of August 31, 2020

% of fund's net assets
Information Technology	27.5
Health Care	14.1
Consumer Discretionary	12.3
Financials	10.1
Communication Services	10.1
Industrials	8.6
Consumer Staples	6.2
Real Estate	3.3
Utilities	2.7
Materials	2.7

Asset Allocation (% of fund's net assets)

As of August 31, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.3%

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 1.5%
Alaska Communication Systems Group, Inc.	40,036	$89,681
AT&T, Inc.	5,378,225	160,324,887
ATN International, Inc.	8,444	489,752
Bandwidth, Inc. (a)	12,758	2,009,130
CenturyLink, Inc.	744,183	7,999,967
Cincinnati Bell, Inc. (a)	38,497	579,765
Cogent Communications Group, Inc.	31,472	2,116,807
Consolidated Communications Holdings, Inc. (a)(b)	56,411	438,878
GCI Liberty, Inc. (a)	71,948	5,811,959
Globalstar, Inc. (a)	446,071	149,211
IDT Corp. Class B (a)(b)	13,196	86,038
Iridium Communications, Inc. (a)	72,730	2,037,167
Liberty Global PLC:
Class A (a)	127,064	2,969,486
Class C (a)	288,802	6,645,334
Liberty Latin America Ltd.:
Class A (a)	32,617	319,647
Class C (a)	90,305	861,510
Ooma, Inc. (a)	15,265	208,215
ORBCOMM, Inc. (a)	57,483	230,507
PDVWireless, Inc. (a)	9,094	397,772
Verizon Communications, Inc.	3,124,282	185,176,194
Vonage Holdings Corp. (a)(b)	173,170	1,982,797
		380,924,704
Entertainment - 1.9%
Activision Blizzard, Inc.	581,399	48,558,444
AMC Entertainment Holdings, Inc. Class A (b)	38,127	224,187
Ballantyne of Omaha, Inc. (a)	5,296	8,262
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	1,523	22,784
Cinedigm Corp. (a)	39,547	34,801
Cinemark Holdings, Inc.	80,557	1,180,160
Electronic Arts, Inc. (a)	217,878	30,387,445
Gaia, Inc. Class A (a)(b)	11,439	133,836
Glu Mobile, Inc. (a)	98,320	780,661
Lions Gate Entertainment Corp.:
Class A (a)(b)	67,918	661,521
Class B (a)	55,015	498,436
Live Nation Entertainment, Inc. (a)	107,028	6,079,190
LiveXLive Media, Inc. (a)(b)	26,328	71,086
Madison Square Garden Entertainment Corp. (a)	13,320	1,001,264
Marcus Corp.	16,601	260,138
Netflix, Inc. (a)	331,900	175,760,964
Reading International, Inc. Class A (a)	11,224	46,018
Roku, Inc. Class A (a)	69,081	11,984,172
Rosetta Stone, Inc. (a)	19,671	597,605
Sciplay Corp. (A Shares) (a)	16,685	219,992
Take-Two Interactive Software, Inc. (a)	85,979	14,718,745
The Madison Square Garden Co. (a)	13,010	2,133,640
The Walt Disney Co.	1,363,222	179,768,085
Warner Music Group Corp. Class A	60,039	1,780,757
World Wrestling Entertainment, Inc. Class A	35,842	1,579,557
Zynga, Inc. (a)	722,596	6,546,720
		485,038,470
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (a)	226,533	369,142,319
Class C (a)	220,663	360,603,061
ANGI Homeservices, Inc. Class A (a)(b)	50,333	698,370
Autoweb, Inc. (a)(b)	2,781	14,934
CarGurus, Inc. Class A (a)	53,891	1,313,863
Cars.com, Inc. (a)	53,009	460,118
DHI Group, Inc. (a)	41,671	101,261
Eventbrite, Inc. (a)(b)	29,897	321,393
EverQuote, Inc. Class A (a)(b)	7,834	278,107
Facebook, Inc. Class A (a)	1,814,773	532,091,444
InterActiveCorp (a)	54,848	7,294,236
Izea Worldwide, Inc. (a)(b)	26,164	29,565
Liberty TripAdvisor Holdings, Inc. (a)	48,378	135,458
Match Group, Inc. (a)	161,659	18,054,077
MeetMe, Inc. (a)	50,417	317,627
Pinterest, Inc. Class A (a)	85,975	3,163,020
QuinStreet, Inc. (a)	35,840	471,296
Snap, Inc. Class A (a)	618,618	13,974,581
Super League Gaming, Inc. (a)(b)	10,121	18,420
Travelzoo, Inc. (a)	3,176	25,376
TripAdvisor, Inc.	74,924	1,750,974
TrueCar, Inc. (a)	71,487	338,134
Twitter, Inc. (a)	591,703	24,011,308
Yelp, Inc. (a)	48,416	1,119,378
Zedge, Inc. (a)	4,399	6,159
Zillow Group, Inc.:
Class A (a)	35,750	3,048,760
Class C (a)(b)	95,416	8,182,876
		1,346,966,115
Media - 1.3%
A.H. Belo Corp. Class A	6,538	10,069
Altice U.S.A., Inc. Class A (a)	205,517	5,668,159
AMC Networks, Inc. Class A (a)(b)	29,870	725,542
Boston Omaha Corp. (a)	7,610	124,119
Cable One, Inc.	3,968	7,302,429
Cardlytics, Inc. (a)(b)	15,574	1,181,288
Cbdmd, Inc. (a)(b)	38,238	94,448
Central European Media Enterprises Ltd. Class A (a)	67,654	280,426
Charter Communications, Inc. Class A (a)	113,784	70,046,568
Clear Channel Outdoor Holdings, Inc. (a)	278,499	325,844
Comcast Corp. Class A	3,437,753	154,045,712
comScore, Inc. (a)	32,518	85,522
Cumulus Media, Inc. (a)	9,966	49,531
Daily Journal Corp. (a)(b)	760	209,152
Discovery Communications, Inc.:
Class A (a)(b)	108,903	2,402,945
Class C (non-vtg.) (a)	251,359	5,019,639
DISH Network Corp. Class A (a)	193,308	6,866,300
E.W. Scripps Co. Class A	42,722	475,069
Emerald Expositions Events, Inc.	17,347	47,878
Entercom Communications Corp. Class A	79,698	119,547
Entravision Communication Corp. Class A	39,708	60,356
Fluent, Inc. (a)	31,478	97,582
Fox Corp.:
Class A	268,069	7,468,402
Class B	110,081	3,060,252
Gannett Co., Inc. (b)	111,104	192,210
Gray Television, Inc. (a)	65,563	1,017,538
Hemisphere Media Group, Inc. (a)	17,324	154,184
iHeartMedia, Inc. (a)(b)	48,470	446,893
Insignia Systems, Inc. (a)	1,485	1,147
Interpublic Group of Companies, Inc.	293,328	5,209,505
John Wiley & Sons, Inc. Class A	32,797	1,038,025
Lee Enterprises, Inc. (a)(b)	35,332	31,184
Liberty Broadband Corp.:
Class A (a)	13,853	1,914,346
Class C (a)	119,694	16,767,932
Liberty Media Corp.:
Liberty Braves Class A (a)	4,208	82,435
Liberty Braves Class C (a)	30,137	585,562
Liberty Formula One Group Series C (a)	137,614	5,364,194
Liberty Media Class A (a)	36,301	1,313,370
Liberty SiriusXM Series A (a)	60,312	2,189,929
Liberty SiriusXM Series C (a)	128,590	4,628,597
Loral Space & Communications Ltd.	9,820	231,457
Marchex, Inc. Class B (a)	14,738	26,381
MDC Partners, Inc. Class A (a)	37,707	82,578
Mediaco Holding, Inc. (a)	75	273
Meredith Corp.	30,365	425,110
MSG Network, Inc. Class A (a)(b)	35,313	343,949
National CineMedia, Inc. (b)	44,968	162,334
News Corp.:
Class A	258,629	3,910,470
Class B	126,517	1,906,611
Nexstar Broadcasting Group, Inc. Class A	34,651	3,326,843
Omnicom Group, Inc.	161,627	8,742,404
Saga Communications, Inc. Class A	3,210	72,225
Salem Communications Corp. Class A (b)	3,196	3,100
Scholastic Corp.	24,012	540,270
Sinclair Broadcast Group, Inc. Class A (b)	41,182	856,997
Sirius XM Holdings, Inc.	1,023,742	6,009,366
Srax, Inc. (a)(b)	7,628	23,037
TechTarget, Inc. (a)	17,384	689,797
Tegna, Inc.	163,133	2,042,425
The New York Times Co. Class A (b)	108,904	4,718,810
Townsquare Media, Inc.	6,126	28,486
Tribune Publishing Co.	12,055	136,824
Urban One, Inc.:
Class A (a)(b)	2,298	8,457
Class D (non-vtg.) (a)	9,533	10,391
ViacomCBS, Inc.:
Class A	40,806	1,246,215
Class B	371,087	10,334,773
WideOpenWest, Inc. (a)	20,390	117,243
		352,700,656
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	33,975	441,335
Gogo, Inc. (a)	38,085	195,757
NII Holdings, Inc. (a)(c)	62,298	135,187
Shenandoah Telecommunications Co.	34,819	1,925,491
Spok Holdings, Inc.	12,720	137,885
T-Mobile U.S., Inc.	439,366	51,265,225
Telephone & Data Systems, Inc.	72,589	1,678,984
U.S. Cellular Corp. (a)	12,140	441,653
		56,221,517

TOTAL COMMUNICATION SERVICES		2,621,851,462

CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.2%
Adient PLC (a)	68,470	1,187,270
American Axle & Manufacturing Holdings, Inc. (a)	83,673	650,976
Aptiv PLC	202,221	17,415,273
Autoliv, Inc.	59,367	4,650,811
BorgWarner, Inc.	156,985	6,372,021
Cooper Tire & Rubber Co.	37,402	1,292,987
Cooper-Standard Holding, Inc. (a)	14,491	262,577
Dana, Inc.	107,725	1,502,764
Delphi Technologies PLC (a)	64,962	1,128,390
Dorman Products, Inc. (a)	21,716	1,839,128
Fox Factory Holding Corp. (a)	30,859	3,110,896
Garrett Motion, Inc. (a)	58,427	160,674
Gentex Corp.	186,484	5,044,392
Gentherm, Inc. (a)	25,101	1,135,318
Horizon Global Corp. (a)(b)	12,602	75,612
LCI Industries	18,825	2,139,085
Lear Corp.	41,185	4,692,207
Modine Manufacturing Co. (a)	36,650	248,121
Motorcar Parts of America, Inc. (a)	12,982	226,017
Shiloh Industries, Inc. (a)(b)	6,967	2,718
Standard Motor Products, Inc.	15,540	706,138
Stoneridge, Inc. (a)	19,511	394,122
Strattec Security Corp.	2,474	51,756
Superior Industries International, Inc. (a)	17,712	27,276
Sypris Solutions, Inc. (a)	4,966	5,562
Tenneco, Inc. (a)(b)	48,565	394,833
The Goodyear Tire & Rubber Co.	172,928	1,659,244
Veoneer, Inc. (a)(b)	74,752	1,037,558
Visteon Corp. (a)	20,800	1,568,944
Workhorse Group, Inc. (a)(b)	40,905	740,790
XPEL, Inc. (a)(b)	13,123	326,763
		60,050,223
Automobiles - 1.3%
Arcimoto, Inc. (a)	8,340	50,540
Ford Motor Co.	2,948,029	20,105,558
General Motors Co.	950,390	28,160,056
Harley-Davidson, Inc. (b)	115,413	3,198,094
Tesla, Inc. (a)	552,622	275,382,595
Thor Industries, Inc.	41,613	3,929,516
Winnebago Industries, Inc.	25,314	1,366,450
		332,192,809
Distributors - 0.1%
Core-Mark Holding Co., Inc.	34,839	1,164,319
Educational Development Corp.	6,550	100,346
Funko, Inc. (a)(b)	11,763	68,696
Genuine Parts Co.	108,679	10,263,645
LKQ Corp. (a)	228,885	7,264,810
Pool Corp.	30,076	9,860,116
Weyco Group, Inc.	4,997	89,946
		28,811,878
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	38,236	1,269,435
American Public Education, Inc. (a)	11,317	355,806
Aspen Group, Inc. (a)	12,879	164,594
Bright Horizons Family Solutions, Inc. (a)	43,796	5,825,306
Career Education Corp. (a)	54,225	779,213
Carriage Services, Inc.	12,912	285,872
Chegg, Inc. (a)	88,523	6,527,686
Collectors Universe, Inc.	5,060	225,119
Franchise Group, Inc.	10,423	255,989
Frontdoor, Inc. (a)	64,244	2,799,111
Graham Holdings Co.	3,309	1,416,087
Grand Canyon Education, Inc. (a)	35,625	3,350,175
H&R Block, Inc.	143,930	2,086,985
Houghton Mifflin Harcourt Co. (a)	83,302	188,263
K12, Inc. (a)	30,446	1,132,896
Laureate Education, Inc. Class A (a)	83,829	1,049,539
Lincoln Educational Services Corp. (a)	11,513	90,607
OneSpaWorld Holdings Ltd. (b)	24,556	170,173
Regis Corp. (a)(b)	16,384	121,078
Select Interior Concepts, Inc. (a)	12,350	76,323
Service Corp. International	134,140	6,123,491
ServiceMaster Global Holdings, Inc. (a)	99,232	3,959,357
Strategic Education, Inc.	18,104	1,856,927
Universal Technical Institute, Inc. (a)	17,914	126,294
Vivint Smart Home, Inc. Class A (a)	30,442	540,346
Weight Watchers International, Inc. (a)	35,303	828,914
Xpresspa Group, Inc. (a)(b)	23,366	53,975
Zovio, Inc. (a)	25,669	110,890
		41,770,451
Hotels, Restaurants & Leisure - 1.7%
Accel Entertainment, Inc. (a)	32,033	379,911
ARAMARK Holdings Corp.	190,377	5,246,790
BBQ Holdings, Inc. (a)	2,247	9,707
BFC Financial Corp. Class A	9,268	142,727
Biglari Holdings, Inc. (a)	73	33,982
Biglari Holdings, Inc. (a)	730	72,343
BJ's Restaurants, Inc.	16,324	514,532
Bloomin' Brands, Inc. (b)	66,144	948,505
Bluegreen Vacations Corp.	6,504	36,162
Boyd Gaming Corp.	61,003	1,633,660
Brinker International, Inc.	33,719	1,518,704
Caesars Entertainment, Inc. (a)	115,465	5,288,297
Carnival Corp. (b)	356,760	5,879,405
Carrols Restaurant Group, Inc. (a)	34,746	231,408
Century Casinos, Inc. (a)	19,736	121,376
Chipotle Mexican Grill, Inc. (a)	19,365	25,373,572
Choice Hotels International, Inc.	23,845	2,367,570
Churchill Downs, Inc.	26,415	4,616,285
Chuy's Holdings, Inc. (a)	11,713	260,497
Cracker Barrel Old Country Store, Inc.	18,170	2,429,511
Darden Restaurants, Inc.	98,031	8,496,347
Dave & Buster's Entertainment, Inc. (b)	35,220	585,709
Del Taco Restaurants, Inc. (a)	26,220	220,510
Denny's Corp. (a)	43,283	496,023
Dine Brands Global, Inc.	12,764	760,224
Domino's Pizza, Inc.	29,525	12,074,544
Dover Motorsports, Inc.	2,946	4,242
DraftKings, Inc. Class A (a)(b)	184,244	6,514,868
Drive Shack, Inc. (a)	50,982	70,865
Dunkin' Brands Group, Inc.	62,144	4,727,916
El Pollo Loco Holdings, Inc. (a)(b)	14,030	250,716
Everi Holdings, Inc. (a)	65,240	506,262
Extended Stay America, Inc. unit	132,920	1,660,171
Fiesta Restaurant Group, Inc. (a)	14,939	149,689
Full House Resorts, Inc. (a)	22,240	42,256
Golden Entertainment, Inc. (a)	16,152	207,392
Good Times Restaurants, Inc. (a)	2,340	3,604
Hilton Grand Vacations, Inc. (a)	65,145	1,427,327
Hilton Worldwide Holdings, Inc.	209,226	18,905,661
Hyatt Hotels Corp. Class A	27,515	1,554,322
Inspired Entertainment, Inc. (a)(b)	13,668	48,931
J. Alexanders Holdings, Inc. (a)	8,393	34,327
Jack in the Box, Inc.	17,014	1,401,783
Kura Sushi U.S.A., Inc. Class A (a)(b)	2,092	25,564
Las Vegas Sands Corp.	253,260	12,842,815
Lindblad Expeditions Holdings (a)	20,484	202,894
Luby's, Inc. (a)	4,308	4,954
Marriott International, Inc. Class A	203,009	20,891,656
Marriott Vacations Worldwide Corp.	27,469	2,600,490
McDonald's Corp.	561,304	119,849,630
MGM Mirage, Inc. (b)	372,017	8,370,383
Monarch Casino & Resort, Inc. (a)	8,603	395,824
Nathan's Famous, Inc.	2,169	113,764
Noodles & Co. (a)	26,229	199,603
Norwegian Cruise Line Holdings Ltd. (a)(b)	205,728	3,520,006
Papa John's International, Inc.	16,646	1,636,135
Penn National Gaming, Inc. (a)	97,349	4,974,534
Planet Fitness, Inc. (a)	60,282	3,664,543
Playa Hotels & Resorts NV (a)(b)	41,524	175,231
PlayAGS, Inc. (a)	18,919	75,676
Potbelly Corp. (a)	15,440	66,083
Rave Restaurant Group, Inc. (a)(b)	2,676	1,258
RCI Hospitality Holdings, Inc. (b)	7,036	134,528
Red Lion Hotels Corp. (a)	13,212	29,991
Red Robin Gourmet Burgers, Inc. (a)(b)	8,856	98,302
Red Rock Resorts, Inc. (b)	53,901	920,360
Royal Caribbean Cruises Ltd. (b)	129,485	8,913,747
Ruth's Hospitality Group, Inc. (b)	28,304	290,824
Scientific Games Corp. Class A (a)	40,927	846,575
SeaWorld Entertainment, Inc. (a)	30,511	622,424
Shake Shack, Inc. Class A (a)(b)	26,365	1,799,411
Six Flags Entertainment Corp. (b)	59,554	1,294,108
Starbucks Corp.	881,728	74,479,564
Target Hospitality Corp. (a)	24,043	34,862
Texas Roadhouse, Inc. Class A	49,044	3,089,282
The Cheesecake Factory, Inc. (b)	32,957	973,220
The ONE Group Hospitality, Inc. (a)	18,683	35,311
Town Sports International Holdings, Inc. (a)(b)	12,170	7,182
Twin River Worldwide Holdings, Inc.	16,499	394,821
Vail Resorts, Inc.	30,395	6,616,080
Wendy's Co.	134,321	2,812,682
Wingstop, Inc.	22,321	3,647,251
Wyndham Destinations, Inc.	63,573	1,842,981
Wyndham Hotels & Resorts, Inc.	70,211	3,676,248
Wynn Resorts Ltd.	73,135	6,395,656
Yum! Brands, Inc.	227,247	21,781,625
		437,596,711
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	5,383	67,826
Beazer Homes U.S.A., Inc. (a)	21,837	267,285
Casper Sleep, Inc.	11,072	100,534
Cavco Industries, Inc. (a)	6,350	1,212,279
Century Communities, Inc. (a)(b)	21,908	781,677
Comstock Holding Companies, Inc. (a)	441	1,098
D.R. Horton, Inc.	249,239	17,788,187
Dixie Group, Inc. (a)	3,273	3,142
Emerson Radio Corp. (a)	6,994	5,141
Ethan Allen Interiors, Inc.	19,091	271,856
Flexsteel Industries, Inc.	7,142	118,414
Garmin Ltd.	109,481	11,343,326
GoPro, Inc. Class A (a)	98,116	450,352
Green Brick Partners, Inc. (a)	21,168	301,432
Hamilton Beach Brands Holding Co. Class A	3,629	79,294
Helen of Troy Ltd. (a)	19,029	3,935,578
Hooker Furniture Corp.	10,678	263,213
Hovnanian Enterprises, Inc. Class A (a)	3,549	111,155
Installed Building Products, Inc. (a)	16,152	1,402,317
iRobot Corp. (a)(b)	21,403	1,584,464
KB Home	66,793	2,388,518
Koss Corp. (a)	786	1,706
La-Z-Boy, Inc.	35,674	1,159,405
Legacy Housing Corp. (a)	3,947	60,271
Leggett & Platt, Inc.	99,283	4,070,603
Lennar Corp.:
Class A	190,053	14,219,765
Class B	33,161	1,966,447
LGI Homes, Inc. (a)	16,765	1,875,333
Lifetime Brands, Inc. (b)	4,140	40,655
Lovesac (a)(b)	7,937	210,092
M.D.C. Holdings, Inc.	38,855	1,685,530
M/I Homes, Inc. (a)	20,951	891,675
Meritage Homes Corp. (a)	26,380	2,533,271
Mohawk Group Holdings, Inc. (a)	4,374	35,342
Mohawk Industries, Inc. (a)	44,798	4,136,199
New Home Co. LLC (a)	15,133	65,526
Newell Brands, Inc.	287,311	4,591,230
Nova LifeStyle, Inc. (a)(b)	1,541	2,496
NVR, Inc. (a)	2,610	10,879,367
PulteGroup, Inc.	189,959	8,470,272
Purple Innovation, Inc. (a)	9,287	175,617
Skyline Champion Corp. (a)	36,941	1,054,296
Sonos, Inc. (a)	48,541	682,972
Taylor Morrison Home Corp. (a)	96,932	2,280,810
Tempur Sealy International, Inc. (a)	32,506	2,780,563
Toll Brothers, Inc.	87,021	3,674,027
TopBuild Corp. (a)	25,013	3,846,999
TRI Pointe Homes, Inc. (a)	95,991	1,620,328
Tupperware Brands Corp.	38,243	622,978
Turtle Beach Corp. (a)	10,719	209,771
Universal Electronics, Inc. (a)	10,731	440,829
VOXX International Corp. (a)	11,574	72,685
Vuzix Corp. (a)(b)	29,628	110,216
Whirlpool Corp. (b)	46,870	8,329,736
Zagg, Inc. (a)(b)	23,001	73,143
		125,347,243
Internet & Direct Marketing Retail - 4.7%
1-800-FLOWERS.com, Inc. Class A (a)(b)	18,136	542,810
Amazon.com, Inc. (a)	316,205	1,091,210,807
Blue Apron Holdings, Inc. Class A (a)(b)	5,631	37,784
Chewy, Inc. (a)(b)	40,350	2,464,175
Duluth Holdings, Inc. (a)	11,212	108,532
eBay, Inc.	498,156	27,288,986
Etsy, Inc. (a)	89,480	10,710,756
EVINE Live, Inc. (a)	11,104	79,060
Expedia, Inc.	102,054	10,016,600
Groupon, Inc. (a)	17,294	550,468
GrubHub, Inc. (a)	69,290	5,013,132
Lands' End, Inc. (a)(b)	11,841	158,433
Leaf Group Ltd. (a)	9,086	44,158
Liquidity Services, Inc. (a)	23,119	166,688
Overstock.com, Inc. (a)	26,500	2,318,750
PetMed Express, Inc. (b)	15,430	536,347
Quotient Technology, Inc. (a)	58,562	510,075
Qurate Retail, Inc. Series A (a)	291,162	3,217,340
Remark Holdings, Inc. (a)(b)	29,691	33,254
Revolve Group, Inc. (a)(b)	10,572	212,286
RumbleON, Inc. Class B (a)	2,201	81,877
Shutterstock, Inc.	14,824	745,944
Stamps.com, Inc. (a)	12,175	3,035,715
Stitch Fix, Inc. (a)(b)	19,204	463,777
The Booking Holdings, Inc. (a)	30,878	58,990,875
The RealReal, Inc. (a)	13,957	224,149
The Rubicon Project, Inc. (a)(b)	69,371	509,877
U.S. Auto Parts Network, Inc. (a)	25,030	351,672
Waitr Holdings, Inc. (a)	50,832	204,853
Wayfair LLC Class A (a)(b)	51,052	15,139,981
		1,234,969,161
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	26,544	936,738
American Outdoor Brands, Inc. (a)	10,436	158,940
Brunswick Corp.	59,494	3,682,084
Callaway Golf Co.	70,483	1,470,275
Clarus Corp. (b)	16,288	205,066
Escalade, Inc.	6,281	113,875
Genius Brands International, Inc. (a)(b)	34,699	37,128
Hasbro, Inc.	96,172	7,591,818
JAKKS Pacific, Inc. (a)(b)	1,074	4,253
Johnson Outdoors, Inc. Class A	4,763	408,237
Malibu Boats, Inc. Class A (a)	15,720	815,082
Marine Products Corp.	3,671	53,046
Mattel, Inc. (a)(b)	260,990	2,804,338
MCBC Holdings, Inc. (a)	15,111	315,971
Nautilus, Inc. (a)	23,281	275,880
Peloton Interactive, Inc. Class A (a)	18,551	1,422,305
Polaris, Inc.	43,328	4,377,861
Smith & Wesson Brands, Inc. (a)	41,746	762,282
Sturm, Ruger & Co., Inc. (b)	12,504	886,033
Vista Outdoor, Inc. (a)	44,205	858,019
YETI Holdings, Inc. (a)	50,350	2,586,983
		29,766,214
Multiline Retail - 0.5%
Big Lots, Inc. (b)	29,319	1,382,391
Dillard's, Inc. Class A (b)	7,617	230,110
Dollar General Corp.	189,904	38,337,820
Dollar Tree, Inc. (a)	178,749	17,208,166
Kohl's Corp.	117,937	2,519,134
Macy's, Inc. (b)	229,531	1,599,831
Nordstrom, Inc. (b)	84,559	1,352,944
Ollie's Bargain Outlet Holdings, Inc. (a)	42,522	4,062,552
Target Corp.	377,189	57,034,749
		123,727,697
Specialty Retail - 2.3%
Aaron's, Inc. Class A	50,823	2,840,497
Abercrombie & Fitch Co. Class A	48,392	629,580
Advance Auto Parts, Inc.	52,155	8,152,348
America's Car Mart, Inc. (a)	4,829	485,315
American Eagle Outfitters, Inc. (b)	120,368	1,517,840
Asbury Automotive Group, Inc. (a)	14,754	1,560,826
At Home Group, Inc. (a)	37,425	715,192
AutoNation, Inc. (a)	43,133	2,452,542
AutoZone, Inc. (a)	17,621	21,080,179
Barnes & Noble Education, Inc. (a)	29,549	67,372
Bed Bath & Beyond, Inc. (b)	97,184	1,183,701
Best Buy Co., Inc.	171,396	19,009,530
Big 5 Sporting Goods Corp. (b)	11,969	70,737
Blink Charging Co. (a)(b)	11,956	84,051
Boot Barn Holdings, Inc. (a)(b)	21,250	599,888
Build-A-Bear Workshop, Inc. (a)	9,622	24,825
Burlington Stores, Inc. (a)	49,518	9,751,580
Caleres, Inc.	28,604	223,397
Camping World Holdings, Inc. (b)	24,517	712,464
CarMax, Inc. (a)(b)	122,602	13,109,832
Carvana Co. Class A (a)(b)	41,732	9,012,443
Chico's FAS, Inc.	84,836	108,590
Citi Trends, Inc.	8,844	170,955
Conn's, Inc. (a)	17,112	218,691
Destination XL Group, Inc. (a)(b)	15,154	5,039
Dick's Sporting Goods, Inc.	48,942	2,648,741
DSW, Inc. Class A (b)	42,599	300,323
Express, Inc. (a)(b)	47,551	52,782
Five Below, Inc. (a)	42,013	4,598,323
Floor & Decor Holdings, Inc. Class A (a)	57,694	4,225,509
Foot Locker, Inc.	77,943	2,364,011
Francesca's Holdings Corp. (a)(b)	1,736	10,242
GameStop Corp. Class A (a)(b)	50,212	335,416
Gap, Inc.	162,782	2,830,779
Genesco, Inc. (a)	10,318	201,201
Group 1 Automotive, Inc.	13,343	1,153,369
GrowGeneration Corp. (a)(b)	21,270	339,363
Guess?, Inc. (b)	31,229	359,134
Haverty Furniture Companies, Inc.	12,540	264,845
Hibbett Sports, Inc. (a)(b)	12,147	405,345
J.Jill, Inc. (a)(b)	7,239	2,783
Kirkland's, Inc. (a)	10,521	91,217
L Brands, Inc.	175,819	5,169,079
Lazydays Holdings, Inc. (a)	3,501	38,091
Lithia Motors, Inc. Class A (sub. vtg.)	16,650	4,145,184
LMP Automotive Holdings, Inc. (b)	4,277	57,141
Lowe's Companies, Inc.	569,775	93,836,245
Lumber Liquidators Holdings, Inc. (a)	21,956	526,724
MarineMax, Inc. (a)	16,148	474,913
Michaels Companies, Inc. (a)(b)	61,381	690,536
Monro, Inc. (b)	24,653	1,136,257
Murphy U.S.A., Inc. (a)	20,630	2,782,162
National Vision Holdings, Inc. (a)	60,251	2,263,630
O'Reilly Automotive, Inc. (a)	55,997	26,073,883
OneWater Marine, Inc. Class A (b)	4,150	118,607
Party City Holdco, Inc. (a)(b)	37,433	102,566
Penske Automotive Group, Inc. (b)	24,197	1,141,372
Rent-A-Center, Inc.	37,709	1,157,666
RH (a)(b)	12,500	4,131,875
Ross Stores, Inc.	268,010	24,410,351
Sally Beauty Holdings, Inc. (a)	87,924	981,232
Shoe Carnival, Inc. (b)	6,013	197,707
Signet Jewelers Ltd.	39,780	687,001
Sleep Number Corp. (a)	21,706	1,041,888
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	18,817	795,206
Sportsman's Warehouse Holdings, Inc. (a)	31,105	488,193
The Buckle, Inc. (b)	22,005	412,374
The Cato Corp. Class A (sub. vtg.)	14,937	119,496
The Children's Place Retail Stores, Inc. (b)	11,066	220,933
The Container Store Group, Inc. (a)	8,773	37,285
The Home Depot, Inc.	811,745	231,379,795
The ODP Corp.	41,566	971,813
Tiffany & Co., Inc.	82,454	10,100,615
Tilly's, Inc.	15,139	95,981
TJX Companies, Inc.	903,624	49,509,559
Tractor Supply Co.	87,213	12,979,911
Trans World Entertainment Corp. (a)	43	290
TravelCenters of America LLC (a)	5,986	127,861
Ulta Beauty, Inc. (a)	42,480	9,863,006
Urban Outfitters, Inc. (a)	53,637	1,262,615
Williams-Sonoma, Inc.	58,564	5,139,577
Winmark Corp.	1,777	274,458
Zumiez, Inc. (a)	15,877	407,721
		609,321,596
Textiles, Apparel & Luxury Goods - 0.7%
APEX Global Brands, Inc.	1,996	1,653
Capri Holdings Ltd. (a)	114,533	1,814,203
Carter's, Inc.	32,774	2,609,466
Charles & Colvard Ltd. (a)	20,680	14,232
Columbia Sportswear Co.	21,323	1,824,609
Crocs, Inc. (a)	51,965	2,073,923
Crown Crafts, Inc.	2,438	14,579
Culp, Inc.	7,752	93,024
Deckers Outdoor Corp. (a)	21,098	4,301,249
Delta Apparel, Inc. (a)	3,850	54,362
Fossil Group, Inc. (a)(b)	35,663	229,491
G-III Apparel Group Ltd. (a)(b)	32,856	363,387
Hanesbrands, Inc.	261,866	4,003,931
Iconix Brand Group, Inc. (a)	2,998	2,428
Kontoor Brands, Inc.	35,263	779,312
Lakeland Industries, Inc. (a)(b)	5,241	107,074
Levi Strauss & Co. Class A (b)	32,049	394,844
lululemon athletica, Inc. (a)	86,294	32,418,067
Movado Group, Inc.	11,561	126,131
NIKE, Inc. Class B	935,934	104,721,655
Oxford Industries, Inc.	13,217	654,638
PVH Corp.	53,179	2,965,261
Ralph Lauren Corp.	36,236	2,494,124
Rocky Brands, Inc.	6,166	148,477
Sequential Brands Group, Inc. (a)(b)	610	3,715
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	102,171	3,049,804
Steven Madden Ltd.	58,461	1,237,035
Superior Group of Companies, Inc.	8,287	191,761
Tapestry, Inc.	207,214	3,052,262
Under Armour, Inc.:
Class A (sub. vtg.) (a)	162,660	1,595,695
Class C (non-vtg.) (a)	123,264	1,090,886
Unifi, Inc. (a)	11,590	141,746
Vera Bradley, Inc. (a)	18,320	96,546
VF Corp.	240,167	15,790,980
Vince Holding Corp. (a)	1,696	8,531
Wolverine World Wide, Inc.	60,129	1,502,022
		189,971,103

TOTAL CONSUMER DISCRETIONARY		3,213,525,086

CONSUMER STAPLES - 6.2%
Beverages - 1.4%
Alkaline Water Co., Inc. (a)	24,729	36,846
Boston Beer Co., Inc. Class A (a)	7,279	6,419,932
Brown-Forman Corp.:
Class A	39,810	2,646,569
Class B (non-vtg.) (b)	139,356	10,196,679
Celsius Holdings, Inc. (a)(b)	24,273	471,382
Coca-Cola Bottling Co. Consolidated	3,562	973,495
Constellation Brands, Inc. Class A (sub. vtg.)	126,760	23,384,685
Craft Brew Alliance, Inc. (a)	8,731	136,378
Keurig Dr. Pepper, Inc. (b)	350,607	10,458,607
MGP Ingredients, Inc. (b)	10,217	363,214
Molson Coors Beverage Co. Class B	141,647	5,331,593
Monster Beverage Corp. (a)	282,140	23,660,260
National Beverage Corp. (a)(b)	9,095	739,605
Newage, Inc. (a)(b)	90,290	195,929
PepsiCo, Inc.	1,047,560	146,721,254
REED'S, Inc. (a)(b)	14,873	15,170
The Coca-Cola Co.	2,918,287	144,542,755
		376,294,353
Food & Staples Retailing - 1.4%
Andersons, Inc. (b)	24,734	438,534
BJ's Wholesale Club Holdings, Inc. (a)	92,919	4,126,533
Casey's General Stores, Inc.	27,698	4,926,089
Chefs' Warehouse Holdings (a)	23,445	347,220
Costco Wholesale Corp.	333,306	115,877,164
Grocery Outlet Holding Corp. (a)	47,862	1,968,564
HF Foods Group, Inc. (a)(b)	25,535	202,748
Ingles Markets, Inc. Class A	11,055	446,622
Kroger Co.	592,796	21,150,961
Natural Grocers by Vitamin Cottage, Inc. (b)	6,036	70,742
Performance Food Group Co. (a)	99,622	3,637,199
PriceSmart, Inc.	17,143	1,127,152
Rite Aid Corp. (a)(b)	41,669	542,530
SpartanNash Co. (b)	27,755	554,545
Sprouts Farmers Market LLC (a)	88,133	2,057,906
Sysco Corp.	382,654	23,012,812
U.S. Foods Holding Corp. (a)	165,658	4,033,772
United Natural Foods, Inc. (a)(b)	41,478	748,678
Village Super Market, Inc. Class A (b)	5,614	142,820
Walgreens Boots Alliance, Inc.	555,365	21,114,977
Walmart, Inc.	1,068,663	148,383,858
Weis Markets, Inc. (b)	11,485	565,407
		355,476,833
Food Products - 1.1%
Alico, Inc.	3,449	111,472
Arcadia Biosciences, Inc. (a)(b)	5,842	18,227
Archer Daniels Midland Co.	418,528	18,733,313
B&G Foods, Inc. Class A (b)	47,868	1,490,610
Beyond Meat, Inc. (a)(b)	8,013	1,088,566
Bridgford Foods Corp. (a)	1,670	27,705
Bunge Ltd.	106,815	4,872,900
Cal-Maine Foods, Inc. (a)(b)	28,239	1,089,743
Calavo Growers, Inc. (b)	12,356	784,235
Campbell Soup Co.	127,464	6,705,881
Coffee Holding Co., Inc. (a)	4,336	13,832
Conagra Brands, Inc.	367,550	14,099,218
Darling Ingredients, Inc. (a)	123,519	3,948,902
Farmer Brothers Co. (a)	10,529	66,227
Flowers Foods, Inc.	145,113	3,549,464
Fresh Del Monte Produce, Inc.	23,036	534,205
Freshpet, Inc. (a)	25,975	2,950,760
General Mills, Inc.	457,466	29,254,951
Hormel Foods Corp. (b)	211,219	10,767,945
Hostess Brands, Inc. Class A (a)(b)	97,343	1,249,884
Ingredion, Inc.	50,318	4,047,580
J&J Snack Foods Corp.	11,344	1,542,217
John B. Sanfilippo & Son, Inc.	6,784	540,278
Kellogg Co.	188,798	13,387,666
Lamb Weston Holdings, Inc.	110,098	6,919,659
Lancaster Colony Corp.	14,876	2,643,763
Landec Corp. (a)	23,713	242,821
Lifeway Foods, Inc. (a)	6,277	29,063
Limoneira Co.	11,530	166,839
McCormick & Co., Inc. (non-vtg.)	93,271	19,232,480
Mondelez International, Inc.	1,077,587	62,952,633
Pilgrim's Pride Corp. (a)	39,937	638,992
Post Holdings, Inc. (a)	48,473	4,266,593
RiceBran Technologies (a)	17,086	9,056
S&W Seed Co. (a)	24,853	58,405
Sanderson Farms, Inc.	14,785	1,729,254
Seaboard Corp.	199	533,917
Seneca Foods Corp. Class A (a)	5,636	266,921
The Hain Celestial Group, Inc. (a)	58,695	1,924,609
The Hershey Co.	111,228	16,532,930
The J.M. Smucker Co.	86,116	10,349,421
The Kraft Heinz Co.	469,199	16,440,733
The Simply Good Foods Co. (a)	61,391	1,525,566
Tootsie Roll Industries, Inc. (b)	13,494	431,673
TreeHouse Foods, Inc. (a)	42,209	1,806,967
Tyson Foods, Inc. Class A	221,896	13,935,069
		283,513,145
Household Products - 1.5%
Central Garden & Pet Co. (a)	4,648	189,127
Central Garden & Pet Co. Class A (non-vtg.) (a)	33,812	1,256,454
Church & Dwight Co., Inc.	185,272	17,754,616
Clorox Co.	94,308	21,077,838
Colgate-Palmolive Co.	646,420	51,235,249
Energizer Holdings, Inc. (b)	48,748	2,256,545
Kimberly-Clark Corp.	256,958	40,537,694
Ocean Bio-Chem, Inc.	2,872	40,208
Oil-Dri Corp. of America	4,523	158,395
Procter & Gamble Co.	1,868,754	258,504,741
Reynolds Consumer Products, Inc.	37,579	1,248,750
Spectrum Brands Holdings, Inc.	30,499	1,817,740
WD-40 Co. (b)	10,153	2,075,070
		398,152,427
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	30,206	587,205
Coty, Inc. Class A	225,022	805,579
Cyanotech Corp. (a)	678	1,546
Edgewell Personal Care Co. (a)	42,555	1,221,754
elf Beauty, Inc. (a)	20,805	406,322
Estee Lauder Companies, Inc. Class A	169,642	37,613,024
Herbalife Nutrition Ltd. (a)	62,891	3,091,093
Inter Parfums, Inc.	13,674	610,818
LifeVantage Corp. (a)	8,840	132,777
Mannatech, Inc.	177	3,331
MediFast, Inc.	8,849	1,439,909
Natural Alternatives International, Inc. (a)	1,744	13,952
Natural Health Trends Corp.	6,482	33,771
Nature's Sunshine Products, Inc. (a)	4,183	46,180
Nu Skin Enterprises, Inc. Class A	38,776	1,832,942
Revlon, Inc. (a)(b)	4,806	35,180
Summer Infant, Inc. (a)	1,068	18,850
USANA Health Sciences, Inc. (a)	9,551	748,894
Veru, Inc. (a)(b)	38,180	105,759
Youngevity International, Inc. (a)(b)	6,666	5,133
		48,754,019
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	76,296	45,007
Altria Group, Inc.	1,402,556	61,347,799
Philip Morris International, Inc.	1,175,230	93,771,602
Turning Point Brands, Inc. (b)	10,336	298,710
Universal Corp.	19,121	830,043
Vector Group Ltd. (b)	88,500	891,195
		157,184,356

TOTAL CONSUMER STAPLES		1,619,375,133

ENERGY - 2.2%
Energy Equipment & Services - 0.2%
Archrock, Inc.	97,892	642,172
Aspen Aerogels, Inc. (a)	16,368	139,128
Baker Hughes Co. Class A	493,671	7,049,622
Bristow Group, Inc. (a)	5,159	97,557
Cactus, Inc.	36,060	796,565
Championx Corp. (a)	139,631	1,429,821
Core Laboratories NV (b)	33,702	705,383
Dawson Geophysical Co. (a)	7,005	12,399
DMC Global, Inc.	11,151	395,080
Dril-Quip, Inc. (a)	27,324	905,244
ENGlobal Corp. (a)	1,662	1,311
Enservco Corp. (a)(b)	6,054	840
Exterran Corp. (a)	20,759	95,491
Forum Energy Technologies, Inc. (a)	54,653	29,901
Frank's International NV (a)	80,472	185,890
Geospace Technologies Corp. (a)	10,614	69,522
Gulf Island Fabrication, Inc. (a)	6,737	18,864
Halliburton Co.	661,389	10,701,274
Helix Energy Solutions Group, Inc. (a)	114,210	408,872
Helmerich & Payne, Inc.	79,600	1,311,808
Independence Contract Drilling, Inc. (a)	1,856	5,160
ION Geophysical Corp. (a)(b)	7,782	15,797
KLX Energy Services Holdings, Inc. (a)(b)	3,118	24,507
Liberty Oilfield Services, Inc. Class A (b)	39,465	254,549
Mammoth Energy Services, Inc. (a)(b)	8,360	11,370
Matrix Service Co. (a)	20,881	192,940
MIND Technology, Inc. (a)	6,865	17,163
Nabors Industries Ltd. (b)	4,937	197,381
National Oilwell Varco, Inc.	290,866	3,490,392
Natural Gas Services Group, Inc. (a)	11,981	98,005
NCS Multistage Holdings, Inc. (a)	12,232	7,599
Newpark Resources, Inc. (a)	64,240	125,268
Nextier Oilfield Solutions, Inc. (a)	122,178	307,889
Nine Energy Service, Inc. (a)	8,460	11,590
Oceaneering International, Inc. (a)	76,565	412,685
Oil States International, Inc. (a)	46,975	206,220
Patterson-UTI Energy, Inc.	150,419	579,113
Profire Energy, Inc. (a)	12,262	9,041
ProPetro Holding Corp. (a)	65,441	410,969
Ranger Energy Services, Inc. Class A (a)	1,333	3,586
RigNet, Inc. (a)	8,574	42,784
RPC, Inc. (a)(b)	40,781	127,645
Schlumberger Ltd.	1,044,481	19,855,584
SEACOR Holdings, Inc. (a)	13,418	424,143
SEACOR Marine Holdings, Inc. (a)	17,542	47,013
Select Energy Services, Inc. Class A (a)	50,057	238,772
Smart Sand, Inc. (a)(b)	12,173	16,799
Solaris Oilfield Infrastructure, Inc. Class A	21,634	168,313
Superior Drilling Products, Inc. (a)	7,643	2,988
TechnipFMC PLC	315,122	2,426,439
TETRA Technologies, Inc. (a)	96,989	65,953
Tidewater, Inc. (a)	32,915	226,126
Transocean Ltd. (United States) (a)(b)	438,869	535,420
U.S. Silica Holdings, Inc. (b)	54,996	245,282
U.S. Well Services, Inc. (a)(b)	9,987	2,767
		55,803,996
Oil, Gas & Consumable Fuels - 2.0%
Abraxas Petroleum Corp. (a)(b)	110,999	21,301
Adams Resources & Energy, Inc.	1,020	21,695
Aemetis, Inc. (a)(b)	2,964	4,920
Altus Midstream Co. (a)(b)	2,141	28,176
Amplify Energy Corp. New (b)	15,174	18,512
Antero Midstream GP LP (b)	218,228	1,477,404
Antero Resources Corp. (a)(b)	151,601	488,155
Apache Corp.	284,538	4,211,162
Arch Resources, Inc.	11,340	427,178
Barnwell Industries, Inc. (a)	839	724
Berry Petroleum Corp.	31,401	123,720
Bonanza Creek Energy, Inc. (a)	13,654	273,626
Brigham Minerals, Inc. Class A	22,192	262,088
Cabot Oil & Gas Corp.	300,829	5,706,726
Callon Petroleum Co. (a)(b)	31,336	207,758
Centennial Resource Development, Inc. Class A (a)	153,325	111,345
Centrus Energy Corp. Class A (a)(b)	3,926	43,422
Cheniere Energy, Inc. (a)	173,368	9,023,804
Chevron Corp.	1,408,887	118,247,886
Cimarex Energy Co.	76,324	2,120,281
Clean Energy Fuels Corp. (a)	111,302	293,837
CNX Resources Corp. (a)	140,379	1,538,554
Comstock Resources, Inc. (a)	41,825	240,912
Concho Resources, Inc.	148,167	7,701,721
ConocoPhillips Co.	808,872	30,648,160
CONSOL Energy, Inc. (a)(b)	19,776	102,242
Contango Oil & Gas Co. (a)(b)	53,927	87,362
Continental Resources, Inc. (b)	64,842	1,113,986
CVR Energy, Inc. (b)	22,113	369,066
Delek U.S. Holdings, Inc.	56,142	883,114
Devon Energy Corp.	287,456	3,124,647
Diamond S Shipping, Inc. (a)	17,538	143,636
Diamondback Energy, Inc.	118,844	4,630,162
Dorian LPG Ltd. (a)(b)	22,324	188,415
Earthstone Energy, Inc. (a)	16,607	48,659
EOG Resources, Inc.	439,058	19,906,890
EQT Corp.	192,377	3,053,023
Equitrans Midstream Corp.	306,098	3,146,687
Evolution Petroleum Corp.	18,799	51,321
Exxon Mobil Corp.	3,190,984	127,447,901
Falcon Minerals Corp. (b)	25,466	71,559
Gevo, Inc. (a)	13,395	16,744
Goodrich Petroleum Corp. (a)	9,614	79,316
Green Plains, Inc. (a)	28,290	378,520
Gulfport Energy Corp. (a)(b)	95,795	67,603
Hallador Energy Co.	8,792	6,787
Hess Corp. (b)	196,556	9,049,438
Highpoint Resources, Inc. (a)(b)	69,863	21,972
HollyFrontier Corp.	112,015	2,673,798
Houston American Energy Corp. (a)(b)	860	1,187
International Seaways, Inc.	18,871	320,052
Kinder Morgan, Inc.	1,467,397	20,279,427
Kosmos Energy Ltd.	274,701	403,810
Laredo Petroleum, Inc. (a)	6,631	108,417
Lonestar Resources U.S., Inc. (a)	10,185	3,025
Magnolia Oil & Gas Corp. Class A (a)	79,553	512,321
Marathon Oil Corp.	593,998	3,136,309
Marathon Petroleum Corp.	490,433	17,390,754
Matador Resources Co. (a)(b)	86,865	845,196
Montage Resources Corp. (a)	13,820	71,311
Murphy Oil Corp. (b)	108,769	1,494,486
NACCO Industries, Inc. Class A	3,095	63,448
Nextdecade Corp. (a)(b)	8,659	11,516
Noble Energy, Inc.	361,271	3,594,646
Northern Oil & Gas, Inc. (a)(b)	173,365	117,628
Oasis Petroleum, Inc. (a)(b)	230,779	128,175
Occidental Petroleum Corp.	678,065	8,638,548
ONEOK, Inc.	331,653	9,113,824
Overseas Shipholding Group, Inc. (a)	42,343	89,344
Ovintiv, Inc. (b)	199,631	2,211,911
Pacific Ethanol, Inc. (a)	41,677	165,041
Panhandle Royalty Co. Class A	9,524	18,000
Par Pacific Holdings, Inc. (a)	28,602	248,265
Parsley Energy, Inc. Class A	232,330	2,497,548
PBF Energy, Inc. Class A (b)	77,091	659,899
PDC Energy, Inc. (a)	73,837	1,117,892
Peabody Energy Corp. (b)	56,713	148,021
Penn Virginia Corp. (a)(b)	11,789	134,630
Phillips 66 Co.	329,238	19,250,546
Pioneer Natural Resources Co.	124,291	12,917,564
PrimeEnergy Corp. (a)	351	23,601
QEP Resources, Inc.	188,081	244,505
Range Resources Corp.	166,499	1,242,083
Renewable Energy Group, Inc. (a)	30,520	1,020,284
Rex American Resources Corp. (a)	4,110	253,916
Ring Energy, Inc. (a)(b)	53,505	36,662
SandRidge Energy, Inc. (a)	21,403	33,817
SilverBow Resources, Inc. (a)(b)	3,697	18,263
SM Energy Co.	82,888	201,418
Southwestern Energy Co. (a)	425,707	1,183,465
Talos Energy, Inc. (a)	15,145	113,739
Targa Resources Corp.	175,129	2,978,944
Tellurian, Inc. (a)(b)	66,504	61,769
Tengasco, Inc. (a)	372	387
The Williams Companies, Inc.	915,258	19,000,756
Torchlight Energy Resources, Inc. (a)(b)	27,289	8,408
TransAtlantic Petroleum Ltd. (a)(b)	5,419	1,359
U.S. Energy Corp. (a)	66	370
Uranium Energy Corp. (a)(b)	109,827	126,301
VAALCO Energy, Inc. (a)	39,568	41,942
Valero Energy Corp.	307,478	16,170,268
Vertex Energy, Inc. (a)(b)	20,389	11,622
W&T Offshore, Inc. (a)(b)	71,499	159,443
World Fuel Services Corp.	47,013	1,241,143
WPX Energy, Inc. (a)	315,233	1,752,695
Zion Oil & Gas, Inc. (a)(b)	93,231	29,051
		511,554,867

TOTAL ENERGY		567,358,863

FINANCIALS - 10.1%
Banks - 3.5%
1st Constitution Bancorp	6,133	74,639
1st Source Corp.	12,185	419,773
ACNB Corp.	6,090	128,012
Allegiance Bancshares, Inc.	15,308	389,129
Amalgamated Bank	11,738	138,156
American National Bankshares, Inc.	8,502	191,635
Ameris Bancorp	49,850	1,222,322
Ames National Corp.	6,787	135,401
Arrow Financial Corp.	11,467	328,530
Associated Banc-Corp.	110,314	1,482,620
Atlantic Capital Bancshares, Inc. (a)	17,814	205,484
Auburn National Bancorp., Inc.	2,447	99,789
Banc of California, Inc.	34,994	384,584
BancFirst Corp. (b)	14,238	626,472
Bancorp, Inc., Delaware (a)	39,803	378,129
BancorpSouth Bank	70,878	1,529,547
Bank First National Corp. (b)	4,545	283,608
Bank of America Corp.	5,892,357	151,669,269
Bank of Commerce Holdings	14,624	107,486
Bank of Hawaii Corp. (b)	30,421	1,674,372
Bank of Marin Bancorp	8,491	270,269
Bank of South Carolina Corp.	684	11,115
Bank OZK	89,944	2,072,310
Bank7 Corp.	985	10,086
BankFinancial Corp.	16,665	120,988
BankUnited, Inc.	67,714	1,583,153
Bankwell Financial Group, Inc.	5,063	78,983
Banner Corp.	27,093	978,599
Bar Harbor Bankshares	12,930	261,962
BayCom Corp. (a)	9,904	114,738
BCB Bancorp, Inc.	11,033	89,864
Berkshire Hills Bancorp, Inc.	33,444	307,016
BOK Financial Corp.	24,158	1,356,230
Boston Private Financial Holdings, Inc.	64,669	384,134
Bridge Bancorp, Inc.	13,445	269,034
Brookline Bancorp, Inc., Delaware	63,544	610,022
Bryn Mawr Bank Corp.	16,394	444,933
Business First Bancshares, Inc.	13,998	202,551
Byline Bancorp, Inc.	18,278	231,034
C & F Financial Corp.	2,675	85,520
Cadence Bancorp Class A	97,705	928,198
California Bancorp, Inc. (a)	8,873	115,438
Cambridge Bancorp	4,489	246,177
Camden National Corp.	12,022	392,578
Capital Bancorp, Inc. (a)	6,080	63,293
Capital City Bank Group, Inc.	8,744	177,241
Capstar Financial Holdings, Inc.	12,467	127,039
Carter Bank & Trust	17,830	126,415
Cathay General Bancorp	53,744	1,326,939
CB Financial Services, Inc.	4,110	76,446
CBTX, Inc.	13,557	213,523
Central Pacific Financial Corp.	22,460	347,905
Central Valley Community Bancorp	6,914	83,175
Century Bancorp, Inc. Class A (non-vtg.)	2,314	163,021
Chemung Financial Corp.	3,381	97,069
CIT Group, Inc.	75,419	1,483,492
Citigroup, Inc.	1,570,613	80,289,737
Citizens & Northern Corp.	10,774	184,666
Citizens Community Bancorp, Inc.	664	4,588
Citizens Financial Group, Inc.	321,022	8,304,839
Citizens Holding Co.	5,474	117,308
City Holding Co.	12,594	805,764
Civista Bancshares, Inc.	14,007	186,993
CNB Financial Corp., Pennsylvania	11,657	185,929
Coastal Financial Corp. of Washington (a)	5,018	68,998
Codorus Valley Bancorp, Inc.	6,440	83,076
Colony Bankcorp, Inc.	6,003	66,033
Columbia Banking Systems, Inc.	54,872	1,531,478
Comerica, Inc.	104,232	4,120,291
Commerce Bancshares, Inc. (b)	75,564	4,501,347
Community Bank System, Inc.	38,840	2,337,003
Community Bankers Trust Corp.	13,444	68,968
Community Financial Corp.	4,131	91,873
Community Trust Bancorp, Inc.	12,704	409,958
Community West Bancshares	515	4,223
ConnectOne Bancorp, Inc.	27,190	411,113
County Bancorp, Inc. (b)	4,756	91,791
CrossFirst Bankshares, Inc. (a)	5,612	51,799
Cullen/Frost Bankers, Inc.	42,609	2,959,621
Customers Bancorp, Inc. (a)	20,582	262,832
CVB Financial Corp.	94,671	1,723,959
Eagle Bancorp Montana, Inc.	3,083	54,353
Eagle Bancorp, Inc. (b)	25,747	740,999
East West Bancorp, Inc.	106,260	3,908,243
Enterprise Bancorp, Inc.	6,685	145,265
Enterprise Financial Services Corp.	20,867	624,132
Equity Bancshares, Inc. (a)	9,920	157,728
Esquire Financial Holdings, Inc. (a)	4,775	78,788
Evans Bancorp, Inc.	3,756	85,637
Farmers & Merchants Bancorp, Inc.	7,798	168,047
Farmers National Banc Corp.	19,435	226,612
FB Financial Corp.	22,516	607,932
Fidelity D & D Bancorp, Inc. (b)	2,736	123,722
Fifth Third Bancorp	535,696	11,067,479
Financial Institutions, Inc.	11,108	191,391
First Bancorp, North Carolina	22,059	451,107
First Bancorp, Puerto Rico	165,929	950,773
First Bancshares, Inc.	15,583	334,100
First Bank Hamilton New Jersey (b)	11,255	73,383
First Busey Corp.	40,060	713,669
First Business Finance Services, Inc.	6,399	99,185
First Capital, Inc. (b)	2,413	147,362
First Choice Bancorp	7,224	102,220
First Citizens Bancshares, Inc.	5,909	2,323,123
First Commonwealth Financial Corp.	77,812	638,058
First Community Bankshares, In	10,885	209,427
First Community Corp.	4,612	58,480
First Financial Bancorp, Ohio (b)	76,390	1,048,071
First Financial Bankshares, Inc. (b)	106,403	3,221,351
First Financial Corp., Indiana	11,174	384,274
First Financial Northwest, Inc.	2,360	22,609
First Foundation, Inc.	30,610	464,966
First Guaranty Bancshares, Inc.	2,224	28,534
First Hawaiian, Inc.	98,526	1,628,635
First Horizon National Corp.	414,700	3,960,385
First Internet Bancorp	5,614	82,021
First Interstate Bancsystem, Inc.	27,253	893,898
First Merchants Corp.	42,706	1,092,419
First Mid-Illinois Bancshares, Inc.	9,133	237,823
First Midwest Bancorp, Inc., Delaware	80,769	1,006,382
First National Corp.	3,023	41,083
First Northwest Bancorp	7,528	83,561
First of Long Island Corp.	16,528	253,953
First Republic Bank	129,304	14,599,715
First Savings Financial Group, Inc.	1,501	65,294
First United Corp.	3,814	43,670
First Western Financial, Inc. (a)	436	5,908
Flushing Financial Corp.	22,523	273,204
FNB Corp., Pennsylvania	245,752	1,843,140
FNCM Bancorp, Inc.	13,381	78,279
Franklin Financial Services Corp.	3,552	84,680
Fulton Financial Corp.	124,329	1,215,938
FVCBankcorp, Inc. (a)	10,811	113,948
German American Bancorp, Inc.	18,340	519,939
Glacier Bancorp, Inc.	66,371	2,328,627
Great Southern Bancorp, Inc.	8,312	320,344
Great Western Bancorp, Inc.	42,743	595,410
Guaranty Bancshares, Inc. Texas	5,203	137,619
Hancock Whitney Corp.	62,194	1,244,502
Hanmi Financial Corp.	25,235	240,490
HarborOne Bancorp, Inc.	45,448	393,125
Hawthorn Bancshares, Inc.	4,837	88,614
HBT Financial, Inc.	7,432	88,069
Heartland Financial U.S.A., Inc.	25,522	878,722
Heritage Commerce Corp.	49,034	339,806
Heritage Financial Corp., Washington (b)	27,287	544,103
Hilltop Holdings, Inc.	52,943	1,090,626
Home Bancshares, Inc. (b)	112,701	1,826,883
HomeTrust Bancshares, Inc.	12,932	181,436
Hope Bancorp, Inc.	97,286	823,040
Horizon Bancorp, Inc. Indiana	29,158	325,986
Howard Bancorp, Inc. (a)	10,992	107,832
Huntington Bancshares, Inc.	763,844	7,187,772
Independent Bank Corp.	16,542	246,641
Independent Bank Corp., Massachusetts	25,179	1,582,500
Independent Bank Group, Inc. (b)	27,021	1,256,477
International Bancshares Corp.	42,260	1,334,571
Investar Holding Corp.	6,950	94,520
Investors Bancorp, Inc.	147,446	1,142,707
JPMorgan Chase & Co.	2,299,762	230,413,155
KeyCorp	734,649	9,050,876
Lakeland Bancorp, Inc.	37,511	398,742
Lakeland Financial Corp.	19,655	898,037
Landmark Bancorp, Inc.	2,372	49,836
LCNB Corp.	8,918	130,738
Level One Bancorp, Inc.	1,833	29,511
Live Oak Bancshares, Inc.	22,134	490,932
M&T Bank Corp.	96,550	9,969,753
Macatawa Bank Corp.	15,646	114,529
Mackinac Financial Corp.	8,027	80,431
Mainstreet Bancshares, Inc. (a)	6,493	83,240
Malvern Bancorp, Inc. (a)	4,373	54,007
Mercantil Bank Holding Corp. Class A (a)	19,762	259,870
Mercantile Bank Corp.	12,953	282,894
Meridian Bank/Malvern, PA	3,585	52,592
Metrocity Bankshares, Inc.	20,433	278,706
Metropolitan Bank Holding Corp. (a)	6,160	190,775
Mid Penn Bancorp, Inc.	6,215	119,577
Middlefield Banc Corp. (b)	5,696	108,224
Midland States Bancorp, Inc.	14,788	216,053
MidWestOne Financial Group, Inc.	7,827	148,635
MVB Financial Corp.	6,728	95,538
National Bank Holdings Corp.	24,179	687,651
National Bankshares, Inc.	5,352	132,890
NBT Bancorp, Inc.	33,692	1,026,595
Nicolet Bankshares, Inc. (a)	6,420	385,328
Northeast Bank	3,803	70,964
Northrim Bancorp, Inc.	5,206	140,093
Norwood Financial Corp.	3,181	78,730
Oak Valley Bancorp Oakdale California	1,014	13,689
OceanFirst Financial Corp.	46,440	724,928
OFG Bancorp	40,241	516,694
Ohio Valley Banc Corp.	3,377	76,996
Old National Bancorp, Indiana	119,814	1,675,000
Old Point Financial Corp.	809	12,661
Old Second Bancorp, Inc.	23,173	189,323
Origin Bancorp, Inc.	14,554	344,639
Orrstown Financial Services, Inc.	6,041	83,185
Pacific City Financial Corp.	12,461	119,003
Pacific Mercantile Bancorp (a)	9,949	36,911
Pacific Premier Bancorp, Inc.	63,378	1,431,709
PacWest Bancorp	91,146	1,739,066
Park National Corp.	10,922	981,997
Parke Bancorp, Inc.	7,750	95,325
Peapack-Gladstone Financial Corp.	13,084	222,428
Penns Woods Bancorp, Inc.	5,549	115,142
People's Utah Bancorp	12,807	264,080
Peoples Bancorp of North Carolina	3,901	66,317
Peoples Bancorp, Inc.	15,195	321,222
Peoples Financial Services Corp.	4,948	180,305
Peoples United Financial, Inc.	318,266	3,367,254
Pinnacle Financial Partners, Inc. (b)	52,723	2,106,284
Plumas Bancorp (b)	2,198	43,432
PNC Financial Services Group, Inc.	319,873	35,569,878
Popular, Inc.	66,011	2,445,047
Preferred Bank, Los Angeles	10,538	394,121
Premier Financial Bancorp, Inc.	8,470	108,585
Professional Holdings Corp. (A Shares) (b)	10,226	118,315
Prosperity Bancshares, Inc.	69,715	3,800,862
QCR Holdings, Inc.	10,092	302,457
RBB Bancorp	8,633	111,970
Red River Bancshares, Inc.	5,688	247,542
Regions Financial Corp.	719,918	8,322,252
Reliant Bancorp, Inc.	9,856	142,912
Renasant Corp.	43,678	1,108,111
Republic Bancorp, Inc., Kentucky Class A	7,201	221,503
Republic First Bancorp, Inc. (a)	34,232	71,545
Richmond Mutual Bancorp., Inc.	9,201	104,155
Riverview Financial Corp.	525	3,812
S&T Bancorp, Inc.	30,107	608,011
Salisbury Bancorp, Inc.	1,700	60,707
Sandy Spring Bancorp, Inc.	37,621	899,894
SB Financial Group, Inc.	3,265	45,188
Seacoast Banking Corp., Florida (a)	39,918	807,940
Select Bancorp, Inc. New (a)	15,766	120,610
ServisFirst Bancshares, Inc.	35,486	1,300,562
Shore Bancshares, Inc.	11,188	109,083
Sierra Bancorp	10,003	178,754
Signature Bank	40,266	3,907,010
Silvergate Capital Corp. (a)	3,316	49,508
Simmons First National Corp. Class A	79,838	1,362,835
SmartFinancial, Inc.	11,874	163,505
South Plains Financial, Inc.	2,893	41,312
South State Corp.	53,331	2,969,470
Southern First Bancshares, Inc. (a)	5,379	139,316
Southern National Bancorp of Virginia, Inc.	16,105	137,698
Southside Bancshares, Inc.	24,553	676,558
Spirit of Texas Bancshares, Inc. (a)	11,417	142,713
Sterling Bancorp	143,197	1,671,109
Stock Yards Bancorp, Inc.	16,189	694,994
Summit Financial Group, Inc.	7,446	109,829
SVB Financial Group (a)	38,847	9,920,747
Synovus Financial Corp.	109,419	2,392,994
TCF Financial Corp.	113,922	3,062,223
Texas Capital Bancshares, Inc. (a)	38,826	1,257,574
The Bank of Princeton	2,359	45,953
The First Bancorp, Inc.	8,039	171,070
Tompkins Financial Corp.	9,573	633,541
TowneBank	49,837	883,610
Trico Bancshares	21,166	586,087
TriState Capital Holdings, Inc. (a)	18,696	259,874
Triumph Bancorp, Inc. (a)	18,153	518,450
Truist Financial Corp.	1,016,215	39,439,304
Trustmark Corp.	49,002	1,150,567
U.S. Bancorp	1,033,393	37,615,505
UMB Financial Corp.	30,900	1,659,948
Umpqua Holdings Corp.	165,869	1,871,002
Union Bankshares Corp.	61,521	1,430,978
Union Bankshares, Inc.	698	13,520
United Bankshares, Inc., West Virginia	94,813	2,478,412
United Community Bank, Inc.	60,485	1,095,988
United Security Bancshares, California	12,691	77,288
Unity Bancorp, Inc.	4,868	64,647
Univest Corp. of Pennsylvania	24,022	386,514
Valley National Bancorp	287,515	2,159,238
Veritex Holdings, Inc.	36,900	663,462
Washington Trust Bancorp, Inc.	11,932	398,290
Webster Financial Corp.	66,547	1,830,043
Wells Fargo & Co.	2,814,690	67,974,764
WesBanco, Inc.	50,903	1,131,065
West Bancorp., Inc.	13,091	230,402
Westamerica Bancorp.	20,604	1,253,959
Western Alliance Bancorp.	70,677	2,494,898
Wintrust Financial Corp.	42,545	1,851,558
Zions Bancorp NA	123,244	3,963,527
		898,762,118
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	35,512	2,437,899
Ameriprise Financial, Inc.	92,217	14,459,626
Apollo Global Management LLC Class A	155,400	7,283,598
Ares Management Corp.	56,038	2,266,737
Artisan Partners Asset Management, Inc.	43,005	1,664,724
Ashford, Inc. (a)	920	6,287
Assetmark Financial Holdings, Inc. (a)	9,610	232,082
Associated Capital Group, Inc.	2,749	106,249
B. Riley Financial, Inc.	11,509	308,211
Bank of New York Mellon Corp.	607,988	22,483,396
BGC Partners, Inc. Class A	212,351	535,125
BlackRock, Inc. Class A	116,459	69,198,773
Blucora, Inc. (a)	38,230	456,084
BrightSphere Investment Group, Inc.	46,250	641,025
Carlyle Group LP (b)	86,637	2,236,101
Cboe Global Markets, Inc.	82,948	7,613,797
Charles Schwab Corp.	864,736	30,724,070
CME Group, Inc.	270,727	47,612,757
Cohen & Co., Inc. (a)	202	3,642
Cohen & Steers, Inc.	16,651	1,007,386
Cowen Group, Inc. Class A (b)	23,185	419,417
Diamond Hill Investment Group, Inc.	2,307	285,860
Donnelley Financial Solutions, Inc. (a)	23,040	251,136
E*TRADE Financial Corp.	166,942	9,031,562
Eaton Vance Corp. (non-vtg.)	85,755	3,517,670
Evercore, Inc. Class A	30,312	1,875,707
FactSet Research Systems, Inc.	28,652	10,039,661
Federated Hermes, Inc. Class B (non-vtg.)	71,657	1,713,319
Focus Financial Partners, Inc. Class A (a)	23,325	825,472
Franklin Resources, Inc.	209,156	4,404,825
GAMCO Investors, Inc. Class A	2,363	29,821
Goldman Sachs Group, Inc.	233,556	47,848,618
Great Elm Capital Group, Inc. (a)	30,049	75,423
Greenhill & Co., Inc. (b)	10,981	123,207
Hamilton Lane, Inc. Class A	21,584	1,578,006
Hennessy Advisors, Inc. (b)	1,863	16,376
Houlihan Lokey	37,391	2,191,113
Interactive Brokers Group, Inc.	58,007	3,075,531
Intercontinental Exchange, Inc.	413,265	43,901,141
INTL FCStone, Inc. (a)	12,649	717,198
Invesco Ltd.	282,189	2,878,328
Janus Henderson Group PLC (b)	116,903	2,422,230
KKR & Co. LP	421,366	15,093,330
Lazard Ltd. Class A	84,716	2,682,956
LPL Financial	59,542	4,891,971
Manning & Napier, Inc. Class A	13,615	58,272
MarketAxess Holdings, Inc.	28,604	13,899,828
Moelis & Co. Class A (b)	39,924	1,273,975
Moody's Corp.	121,701	35,857,983
Morgan Stanley	903,595	47,221,875
Morningstar, Inc.	15,617	2,501,063
MSCI, Inc.	64,100	23,926,607
Northern Trust Corp.	156,833	12,843,054
Och-Ziff Capital Management Group LLC Class A	14,232	181,743
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,261	177,386
Piper Jaffray Companies	11,251	848,888
PJT Partners, Inc.	15,806	935,399
Pzena Investment Management, Inc.	10,873	53,821
Raymond James Financial, Inc.	91,986	6,965,180
S&P Global, Inc.	181,838	66,629,080
Safeguard Scientifics, Inc.	13,946	87,023
SEI Investments Co.	94,301	4,937,600
Silvercrest Asset Management Group Class A	2,536	31,801
State Street Corp.	265,263	18,061,758
Stifel Financial Corp.	51,436	2,608,320
T. Rowe Price Group, Inc.	171,813	23,918,088
TD Ameritrade Holding Corp.	199,889	7,671,740
The Blackstone Group LP	505,637	26,773,479
The NASDAQ OMX Group, Inc.	86,746	11,660,397
Tradeweb Markets, Inc. Class A	58,295	3,339,721
U.S. Global Investments, Inc. Class A	9,994	36,978
Value Line, Inc.	459	11,980
Victory Capital Holdings, Inc. (b)	11,701	203,480
Virtu Financial, Inc. Class A	57,418	1,483,107
Virtus Investment Partners, Inc.	5,628	798,613
Waddell & Reed Financial, Inc. Class A (b)	48,053	756,835
Westwood Holdings Group, Inc.	6,565	74,710
WisdomTree Investments, Inc.	93,346	349,114
		687,346,345
Consumer Finance - 0.5%
Ally Financial, Inc.	280,996	6,429,188
American Express Co.	498,198	50,611,935
Asta Funding, Inc. (a)	1,317	17,187
Atlanticus Holdings Corp. (a)	9,166	77,911
Capital One Financial Corp.	342,812	23,664,312
Consumer Portfolio Services, Inc. (a)	3,517	11,395
Credit Acceptance Corp. (a)(b)	9,864	3,815,395
CURO Group Holdings Corp.	11,986	92,292
Discover Financial Services	230,723	12,246,777
Elevate Credit, Inc. (a)(b)	16,945	33,382
Encore Capital Group, Inc. (a)(b)	21,862	1,004,340
Enova International, Inc. (a)	21,895	373,967
EZCORP, Inc. (non-vtg.) Class A (a)	36,583	196,817
First Cash Financial Services, Inc.	32,177	1,922,576
Green Dot Corp. Class A (a)	37,563	1,955,530
LendingClub Corp. (a)	54,644	291,253
LendingTree, Inc. (a)(b)	5,829	1,800,811
Medallion Financial Corp. (a)	15,161	41,086
Navient Corp.	126,324	1,148,285
Nelnet, Inc. Class A	16,331	1,069,517
Nicholas Financial, Inc. (a)	1,682	13,540
OneMain Holdings, Inc.	56,365	1,639,094
Oportun Financial Corp. (a)	4,836	60,692
PRA Group, Inc. (a)	33,934	1,583,869
Regional Management Corp. (a)	6,632	121,299
Santander Consumer U.S.A. Holdings, Inc.	71,965	1,238,518
SLM Corp.	283,766	2,167,972
Synchrony Financial	404,236	10,029,095
World Acceptance Corp. (a)(b)	4,308	391,985
		124,050,020
Diversified Financial Services - 1.3%
A-Mark Precious Metals, Inc. (a)	3,019	72,214
Alerus Financial Corp.	1,895	39,018
Berkshire Hathaway, Inc. Class B (a)	1,467,547	319,983,948
Cannae Holdings, Inc. (a)	63,769	2,406,004
Equitable Holdings, Inc.	305,447	6,472,422
FlexShopper, Inc. (a)	9,764	21,774
Jefferies Financial Group, Inc.	169,312	2,969,732
Marlin Business Services Corp.	7,185	48,140
On Deck Capital, Inc. (a)	36,594	59,282
Rafael Holdings, Inc. (a)	6,598	114,937
Voya Financial, Inc.	95,502	4,957,509
		337,144,980
Insurance - 2.0%
AFLAC, Inc.	541,281	19,659,326
Alleghany Corp.	10,781	5,978,711
Allstate Corp.	237,116	22,051,788
AMBAC Financial Group, Inc. (a)	35,955	454,112
American Equity Investment Life Holding Co.	68,017	1,626,286
American Financial Group, Inc.	55,934	3,739,188
American International Group, Inc.	649,084	18,914,308
American National Group, Inc.	7,048	528,670
Amerisafe, Inc.	14,728	982,799
Aon PLC	174,523	34,902,855
Arch Capital Group Ltd. (a)	306,041	9,652,533
Argo Group International Holdings, Ltd.	26,325	977,711
Arthur J. Gallagher & Co.	143,145	15,073,169
Assurant, Inc.	45,005	5,470,808
Assured Guaranty Ltd.	66,746	1,431,702
Athene Holding Ltd. (a)	89,092	3,257,204
Atlas Financial Holdings, Inc.(a)	2,758	1,071
Axis Capital Holdings Ltd.	63,376	3,026,838
Brighthouse Financial, Inc. (a)	70,335	2,135,371
Brown & Brown, Inc.	178,393	8,277,435
BRP Group, Inc. (a)	23,936	658,479
Chubb Ltd.	340,531	42,566,375
Cincinnati Financial Corp.	113,720	9,030,505
Citizens, Inc. Class A (a)(b)	41,008	239,897
CNA Financial Corp. (b)	21,421	689,114
CNO Financial Group, Inc. (b)	106,154	1,730,310
Crawford & Co.:
Class A (b)	15,147	103,908
Class B	8,760	60,970
Donegal Group, Inc. Class A	9,829	141,832
eHealth, Inc. (a)	20,002	1,262,526
Employers Holdings, Inc.	24,208	788,697
Enstar Group Ltd. (a)	11,339	2,029,568
Erie Indemnity Co. Class A	13,903	2,967,456
Everest Re Group Ltd.	30,140	6,633,211
FBL Financial Group, Inc. Class A	8,253	305,774
Fednat Holding Co.	5,728	48,631
First American Financial Corp.	84,142	4,423,345
FNF Group	218,116	7,160,748
Genworth Financial, Inc. Class A (a)	376,760	1,137,815
Globe Life, Inc.	73,850	6,091,148
Goosehead Insurance (b)	9,218	947,242
Greenlight Capital Re, Ltd. (a)(b)	24,366	177,141
Hallmark Financial Services, Inc. (a)	11,086	37,027
Hanover Insurance Group, Inc.	28,683	2,939,721
Hartford Financial Services Group, Inc.	269,600	10,905,320
HCI Group, Inc. (b)	5,120	280,166
Heritage Insurance Holdings, Inc.	17,741	231,520
Horace Mann Educators Corp.	31,464	1,228,984
Independence Holding Co.	4,776	167,160
Investors Title Co.	929	126,400
James River Group Holdings Ltd.	23,441	1,141,811
Kemper Corp.	46,328	3,597,832
Kingstone Companies, Inc.	6,183	36,913
Kinsale Capital Group, Inc.	15,579	3,228,436
Lincoln National Corp.	145,246	5,236,118
Loews Corp.	182,023	6,527,345
Maiden Holdings Ltd. (a)	36,881	46,839
Markel Corp. (a)	10,381	11,282,382
Marsh & McLennan Companies, Inc.	385,279	44,272,410
MBIA, Inc. (a)	43,565	353,312
Mercury General Corp.	19,944	892,095
MetLife, Inc.	581,393	22,360,375
National General Holdings Corp.	50,283	1,712,136
National Western Life Group, Inc.	1,819	400,162
NI Holdings, Inc. (a)	6,998	114,207
Old Republic International Corp.	214,499	3,455,579
Palomar Holdings, Inc. (a)	13,623	1,530,544
Primerica, Inc.	30,781	3,843,008
Principal Financial Group, Inc.	192,081	8,088,531
ProAssurance Corp.	41,070	629,192
Progressive Corp.	441,881	41,996,370
ProSight Global, Inc. (a)	6,707	63,582
Protective Insurance Corp. Class B	5,963	85,629
Prudential Financial, Inc.	297,335	20,150,393
Reinsurance Group of America, Inc.	51,059	4,681,089
RenaissanceRe Holdings Ltd.	38,041	6,989,653
RLI Corp. (b)	29,963	2,810,230
Safety Insurance Group, Inc.	11,213	811,821
Selective Insurance Group, Inc.	44,677	2,672,131
State Auto Financial Corp.	13,944	215,156
Stewart Information Services Corp.	18,221	777,490
The Travelers Companies, Inc.	190,637	22,121,517
Third Point Reinsurance Ltd. (a)	62,052	531,165
Tiptree, Inc.	14,709	82,959
Trupanion, Inc. (a)(b)	22,398	1,405,027
United Fire Group, Inc.	16,694	420,355
United Insurance Holdings Corp.	14,642	110,840
Universal Insurance Holdings, Inc.	23,756	440,674
Unum Group	152,849	2,824,650
W.R. Berkley Corp.	106,519	6,609,504
Watford Holdings Ltd. (a)	3,498	55,968
White Mountains Insurance Group Ltd.	2,216	1,975,342
Willis Towers Watson PLC	97,212	19,979,982
		519,813,629
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc. (b)	23,658	65,769
AGNC Investment Corp.	422,926	5,967,486
Annaly Capital Management, Inc.	1,079,007	7,930,701
Anworth Mortgage Asset Corp.	82,973	143,543
Apollo Commercial Real Estate Finance, Inc.	107,413	960,272
Arbor Realty Trust, Inc.	70,699	800,313
Ares Commercial Real Estate Corp.	22,407	223,174
Arlington Asset Investment Corp.	29,492	80,218
Armour Residential REIT, Inc.	48,422	469,209
Blackstone Mortgage Trust, Inc.	109,308	2,598,251
Broadmark Realty Capital, Inc.	98,454	964,849
Capstead Mortgage Corp.	77,756	479,755
Cherry Hill Mortgage Investment Corp.	13,705	131,020
Chimera Investment Corp.	140,044	1,244,991
Colony NorthStar Credit Real Estate, Inc.	67,332	405,339
Dynex Capital, Inc.	15,913	252,062
Ellington Financial LLC	32,031	399,106
Ellington Residential Mortgage REIT	4,582	52,052
Exantas Capital Corp.	23,103	53,830
Granite Point Mortgage Trust, Inc.	42,871	284,663
Great Ajax Corp.	16,932	154,420
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	55,553	2,358,780
Hunt Companies Finance Trust, Inc.	15,897	40,060
Invesco Mortgage Capital, Inc. (b)	129,597	388,791
KKR Real Estate Finance Trust, Inc. (b)	18,777	341,741
Ladder Capital Corp. Class A	76,770	571,937
MFA Financial, Inc.	355,680	953,222
New Residential Investment Corp.	307,693	2,381,544
New York Mortgage Trust, Inc.	301,744	796,604
Nexpoint Real Estate Finance, Inc.	2,439	37,487
Orchid Island Capital, Inc. (b)	45,352	231,749
PennyMac Mortgage Investment Trust	73,547	1,260,596
Redwood Trust, Inc.	85,023	589,209
Starwood Property Trust, Inc.	212,692	3,317,995
TPG RE Finance Trust, Inc.	39,657	349,775
Tremont Mortgage Trust	5,426	15,898
Two Harbors Investment Corp.	205,228	1,118,493
Western Asset Mortgage Capital Corp.	41,393	93,962
ZAIS Financial Corp.	32,228	329,692
		38,838,558
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	41,264	1,022,522
Bridgewater Bancshares, Inc. (a)	20,848	202,643
Capitol Federal Financial, Inc.	107,962	1,008,365
Columbia Financial, Inc. (a)	39,017	416,311
Dime Community Bancshares, Inc.	22,985	296,507
ESSA Bancorp, Inc.	6,972	89,242
Essent Group Ltd.	83,069	2,965,563
Farmer Mac Class C (non-vtg.)	7,766	529,253
FFBW, Inc. (a)	4,260	34,293
First Defiance Financial Corp.	29,587	540,702
Flagstar Bancorp, Inc.	31,427	987,436
FS Bancorp, Inc.	3,739	148,139
Hingham Institution for Savings	1,282	235,068
Home Bancorp, Inc.	6,025	145,564
HomeStreet, Inc.	18,891	517,047
Impac Mortgage Holdings, Inc. (a)(b)	6,758	10,272
Kearny Financial Corp.	64,789	502,763
Luther Burbank Corp.	13,372	124,226
Merchants Bancorp/IN	13,253	270,096
Meridian Bancorp, Inc. Maryland	43,111	501,812
Meta Financial Group, Inc.	26,200	505,136
MGIC Investment Corp.	252,623	2,316,553
MMA Capital Management, LLC (a)	3,726	87,486
New York Community Bancorp, Inc.	347,575	3,145,554
NMI Holdings, Inc. (a)	63,259	1,084,892
Northfield Bancorp, Inc.	34,632	334,545
Northwest Bancshares, Inc. (b)	90,041	910,315
Ocwen Financial Corp. (a)	5,746	109,289
OP Bancorp	8,169	49,831
PCSB Financial Corp.	13,638	172,930
PDL Community Bancorp (a)	1,821	14,768
Pennymac Financial Services, Inc.	31,594	1,665,636
Pioneer Bancorp, Inc. (a)	8,267	66,467
Provident Bancorp, Inc.	4,113	31,999
Provident Financial Holdings, Inc.	2,705	32,217
Provident Financial Services, Inc.	55,582	732,571
Prudential Bancorp, Inc.	6,181	61,130
Radian Group, Inc.	145,357	2,244,312
Randolph Bancorp, Inc. (a)	4,697	51,197
Riverview Bancorp, Inc.	12,078	49,882
Rocket Cos., Inc. (a)(b)	77,100	2,158,800
Sachem Capital Corp.	14,416	51,177
Security National Financial Corp. Class A	4,112	25,988
Severn Bancorp, Inc.	4,434	27,225
Southern Missouri Bancorp, Inc.	6,912	163,676
Standard AVB Financial Corp.	2,698	49,778
Sterling Bancorp, Inc.	13,300	39,501
Territorial Bancorp, Inc.	6,209	131,382
TFS Financial Corp.	39,762	614,323
Timberland Bancorp, Inc.	6,187	108,211
Trustco Bank Corp., New York	77,648	462,782
Walker & Dunlop, Inc.	21,293	1,166,431
Washington Federal, Inc.	59,250	1,389,413
Waterstone Financial, Inc.	20,104	311,411
Westfield Financial, Inc.	18,119	92,769
WMI Holdings Corp. (a)	58,034	1,063,473
WSFS Financial Corp.	40,012	1,172,352
		33,243,226

TOTAL FINANCIALS		2,639,198,876

HEALTH CARE - 14.1%
Biotechnology - 2.8%
89Bio, Inc. (a)	4,748	182,798
AbbVie, Inc.	1,330,034	127,377,356
Abeona Therapeutics, Inc. (a)	50,441	118,536
ACADIA Pharmaceuticals, Inc. (a)	85,696	3,392,705
Acceleron Pharma, Inc. (a)	38,374	3,740,314
Acorda Therapeutics, Inc. (a)(b)	29,011	16,139
Actinium Pharmaceuticals, Inc. (a)(b)	10,961	91,086
Adamas Pharmaceuticals, Inc. (a)	11,305	58,560
ADMA Biologics, Inc. (a)(b)	53,964	137,608
Aduro Biotech, Inc. (a)	40,033	124,102
Advaxis, Inc. (a)	55,640	27,592
Adverum Biotechnologies, Inc. (a)	61,786	753,789
Aeglea BioTherapeutics, Inc. (a)	31,296	227,678
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	413
Agenus, Inc. (a)	107,774	469,356
AgeX Therapeutics, Inc. (a)(b)	10,213	9,020
Agios Pharmaceuticals, Inc. (a)	46,977	1,926,527
Aimmune Therapeutics, Inc. (a)(b)	31,714	1,085,253
Akebia Therapeutics, Inc. (a)	105,167	1,094,788
Akero Therapeutics, Inc. (a)	8,601	280,393
Albireo Pharma, Inc. (a)(b)	10,481	291,581
Aldeyra Therapeutics, Inc. (a)(b)	17,334	113,191
Alector, Inc. (a)	28,254	365,042
Alexion Pharmaceuticals, Inc. (a)	166,557	19,024,141
Alkermes PLC (a)	118,647	1,962,421
Allakos, Inc. (a)(b)	18,212	1,631,431
Allena Pharmaceuticals, Inc. (a)(b)	8,476	11,443
Allogene Therapeutics, Inc. (a)(b)	48,044	1,712,769
Alnylam Pharmaceuticals, Inc. (a)	85,166	11,296,418
Alpine Immune Sciences, Inc. (a)	3,562	29,066
Altimmune, Inc. (a)	11,540	194,680
Amgen, Inc.	443,855	112,437,349
Amicus Therapeutics, Inc. (a)	193,293	2,822,078
AnaptysBio, Inc. (a)	19,535	338,542
Anavex Life Sciences Corp. (a)(b)	38,372	162,697
Anika Therapeutics, Inc. (a)(b)	10,775	413,006
Anixa Biosciences, Inc. (a)	7,437	14,725
Apellis Pharmaceuticals, Inc. (a)	40,878	1,260,269
Applied Genetic Technologies Corp. (a)	8,034	41,295
Applied Therapeutics, Inc. (a)	6,225	150,023
Aprea Therapeutics, Inc.	4,729	128,156
Aptevo Therapeutics, Inc. (a)	540	4,234
Aptinyx, Inc. (a)	20,881	69,116
AquaBounty Technologies, Inc. (a)	12,171	34,687
Aravive, Inc. (a)	5,497	31,333
Arbutus Biopharma Corp. (a)(b)	38,223	111,229
Arcturus Therapeutics Holdings, Inc. (a)	14,162	683,175
Arcus Biosciences, Inc. (a)	30,485	725,543
Arcutis Biotherapeutics, Inc. (a)	7,344	184,114
Ardelyx, Inc. (a)	49,183	282,310
Arena Pharmaceuticals, Inc. (a)	41,787	2,917,568
Aridis Pharmaceuticals, Inc. (a)	2,503	17,521
Arrowhead Pharmaceuticals, Inc. (a)	76,540	3,233,050
Assembly Biosciences, Inc. (a)	22,503	492,141
Atara Biotherapeutics, Inc. (a)	47,214	636,445
Athenex, Inc. (a)(b)	36,664	421,269
Athersys, Inc. (a)(b)	137,048	298,765
Atossa Therapeutics, Inc. (a)	10,240	26,112
Atreca, Inc. (a)(b)	6,186	87,965
aTyr Pharma, Inc. (a)	138	519
AVEO Pharmaceuticals, Inc. (a)	7,107	33,829
Avid Bioservices, Inc. (a)(b)	34,721	291,309
AVROBIO, Inc. (a)	19,661	340,529
Axcella Health, Inc. (a)	16,266	81,330
Beam Therapeutics, Inc. (b)	9,740	244,571
Bellicum Pharmaceuticals, Inc. (a)(b)	2,237	13,310
Bio Path Holdings, Inc. (a)	920	3,956
Biocept, Inc. (a)(b)	122,108	81,202
BioCryst Pharmaceuticals, Inc. (a)(b)	100,745	418,092
Biogen, Inc. (a)	123,103	35,409,347
Biohaven Pharmaceutical Holding Co. Ltd. (a)	33,161	2,102,076
BioMarin Pharmaceutical, Inc. (a)	136,244	10,631,119
Biospecifics Technologies Corp. (a)	5,229	337,271
BioTime, Inc. (a)(b)	95,181	87,091
BioXcel Therapeutics, Inc. (a)(b)	10,122	412,472
Black Diamond Therapeutics, Inc. (a)(b)	9,624	276,882
bluebird bio, Inc. (a)	48,650	2,884,945
Blueprint Medicines Corp. (a)	40,736	3,154,188
BrainStorm Cell Therpeutic, Inc. (a)(b)	19,943	251,481
Brickell Biotech, Inc. (a)	276	259
Bridgebio Pharma, Inc. (a)(b)	16,013	478,148
Cabaletta Bio, Inc. (a)	7,056	74,441
Calithera Biosciences, Inc. (a)	43,428	175,015
Calyxt, Inc. (a)(b)	6,178	33,577
Cancer Genetics, Inc. (a)	95	510
Capricor Therapeutics, Inc. (a)(b)	9,674	58,334
Cardiff Oncology, Inc. (a)(b)	7,583	60,209
CareDx, Inc. (a)	30,698	1,048,337
CASI Pharmaceuticals, Inc. (a)	32,151	54,978
Castle Biosciences, Inc. (a)(b)	3,309	151,321
Catabasis Pharmaceuticals, Inc. (a)	7,466	49,276
Catalyst Biosciences, Inc. (a)(b)	15,200	79,344
Catalyst Pharmaceutical Partners, Inc. (a)	74,186	243,330
Cel-Sci Corp. (a)(b)	27,681	357,915
Celcuity, Inc. (a)	3,002	16,661
Celldex Therapeutics, Inc. (a)(b)	14,298	170,718
Cellular Biomedicine Group, Inc. (a)	10,140	188,401
Celsion Corp. (a)(b)	31,723	29,264
Checkpoint Therapeutics, Inc. (a)	33,203	72,383
ChemoCentryx, Inc. (a)	36,118	1,932,313
Chimerix, Inc. (a)	38,459	108,070
Cidara Therapeutics, Inc. (a)	21,577	68,615
Cleveland Biolabs, Inc. (a)	523	973
Clovis Oncology, Inc. (a)(b)	71,994	375,089
CohBar, Inc. (a)(b)	25,615	23,899
Coherus BioSciences, Inc. (a)(b)	45,334	859,986
Concert Pharmaceuticals, Inc. (a)	16,764	161,270
Constellation Pharmaceuticals, Inc. (a)	17,274	363,618
ContraFect Corp. (a)	20,396	111,566
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	44,962	417,472
Cortexyme, Inc. (a)(b)	3,402	149,586
Corvus Pharmaceuticals, Inc. (a)(b)	5,901	22,365
Crinetics Pharmaceuticals, Inc. (a)	15,259	244,602
CTI BioPharma Corp. (a)	42,248	46,895
Cue Biopharma, Inc. (a)	16,323	291,692
Curis, Inc. (a)	23,763	26,139
Cyclacel Pharmaceuticals, Inc. (a)	14	53
Cyclerion Therapeutics, Inc. (a)	10,181	69,434
Cytokinetics, Inc. (a)	51,583	1,235,929
CytomX Therapeutics, Inc. (a)	35,446	258,756
Deciphera Pharmaceuticals, Inc. (a)	14,849	668,353
Denali Therapeutics, Inc. (a)	56,024	1,787,166
DiaMedica Therapeutics, Inc. (a)	5,201	24,705
Dicerna Pharmaceuticals, Inc. (a)	44,171	818,047
Diffusion Pharmaceuticals, Inc. (a)(b)	32,198	31,538
Dyadic International, Inc. (a)(b)	15,307	121,691
Dynavax Technologies Corp. (a)(b)	84,104	502,942
Eagle Pharmaceuticals, Inc. (a)	7,807	309,782
Edge Therapeutics, Inc. (a)	9,081	22,067
Editas Medicine, Inc. (a)(b)	46,367	1,633,509
Eidos Therapeutics, Inc. (a)(b)	4,141	179,222
Eiger Biopharmaceuticals, Inc. (a)	15,605	174,308
Emergent BioSolutions, Inc. (a)	33,506	3,821,359
Enanta Pharmaceuticals, Inc. (a)	12,207	637,083
Enochian Biosciences, Inc. (a)(b)	16,088	65,639
Epizyme, Inc. (a)(b)	58,377	758,901
Esperion Therapeutics, Inc. (a)(b)	19,255	695,106
Evelo Biosciences, Inc. (a)(b)	9,557	42,433
Exact Sciences Corp. (a)	107,226	8,073,046
Exelixis, Inc. (a)	230,943	5,131,553
Exicure, Inc. (a)	54,440	108,336
Fate Therapeutics, Inc. (a)	51,901	1,889,196
FibroGen, Inc. (a)	60,064	2,692,669
Five Prime Therapeutics, Inc. (a)	22,696	96,912
Flexion Therapeutics, Inc. (a)(b)	35,555	414,571
Forte Biosciences, Inc. (a)	902	28,188
Fortress Biotech, Inc. (a)	36,049	142,574
Frequency Therapeutics, Inc. (b)	5,210	100,761
G1 Therapeutics, Inc. (a)	22,000	337,700
Galectin Therapeutics, Inc. (a)(b)	26,209	69,454
Galera Therapeutics, Inc. (a)	4,662	36,410
Genocea Biosciences, Inc. (a)(b)	12,239	29,618
Genprex, Inc. (a)(b)	11,711	46,376
Geron Corp. (a)(b)	243,209	498,578
Gilead Sciences, Inc.	945,958	63,142,697
Global Blood Therapeutics, Inc. (a)	45,609	2,863,333
GlycoMimetics, Inc. (a)	21,677	79,988
Gossamer Bio, Inc. (a)(b)	37,944	527,422
Gritstone Oncology, Inc. (a)	15,591	51,606
Halozyme Therapeutics, Inc. (a)	86,984	2,522,101
Harpoon Therapeutics, Inc. (a)	4,595	63,227
Heat Biologics, Inc. (a)	57,503	72,454
Hemispherx Biopharma, Inc. (a)(b)	20,204	45,459
Heron Therapeutics, Inc. (a)(b)	59,640	852,852
Histogen, Inc. (a)	1,077	2,154
Homology Medicines, Inc. (a)	19,211	204,213
Hookipa Pharma, Inc. (a)(b)	6,212	55,535
iBio, Inc. (a)(b)	79,780	166,740
Ideaya Biosciences, Inc. (a)	2,686	32,501
Idera Pharmaceuticals, Inc. (a)(b)	11,574	24,074
IGM Biosciences, Inc. (a)(b)	9,052	389,236
Immucell Corp. (a)	7,193	37,547
Immunic, Inc. (a)	2,675	42,934
ImmunoGen, Inc. (a)(b)	132,196	489,125
Immunomedics, Inc. (a)(b)	156,583	6,977,338
Immunovant, Inc. (a)	19,966	678,045
Incyte Corp. (a)	135,926	13,096,470
Infinity Pharmaceuticals, Inc. (a)	24,412	27,097
Inmune Bio, Inc. (a)	2,036	21,378
Inovio Pharmaceuticals, Inc. (a)(b)	114,494	1,372,783
Insmed, Inc. (a)	75,718	2,134,490
Intellia Therapeutics, Inc. (a)(b)	33,341	719,499
Intercept Pharmaceuticals, Inc. (a)(b)	19,212	958,295
Invitae Corp. (a)(b)	86,531	3,025,124
Ionis Pharmaceuticals, Inc. (a)	95,549	5,207,421
Iovance Biotherapeutics, Inc. (a)(b)	100,510	3,349,998
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	117,801	1,189,790
IsoRay, Inc. (a)(b)	55,167	36,256
Iveric Bio, Inc. (a)	23,883	107,235
Jounce Therapeutics, Inc. (a)	10,614	51,372
Kadmon Holdings, Inc. (a)(b)	111,306	556,530
Kalvista Pharmaceuticals, Inc. (a)	9,929	130,070
Karuna Therapeutics, Inc. (a)(b)	7,871	601,344
Karyopharm Therapeutics, Inc. (a)	48,094	731,510
Keros Therapeutics, Inc. (b)	5,176	277,123
Kezar Life Sciences, Inc. (a)	23,210	112,801
Kindred Biosciences, Inc. (a)	29,847	148,041
Kiniksa Pharmaceuticals Ltd. (a)(b)	9,216	162,847
Kodiak Sciences, Inc. (a)(b)	19,431	1,021,876
Krystal Biotech, Inc. (a)	8,580	410,210
Kura Oncology, Inc. (a)	37,398	930,836
La Jolla Pharmaceutical Co. (a)(b)	15,615	65,583
Larimar Therapeutics, Inc. (a)(b)	1,644	20,238
Leap Therapeutics, Inc. (a)	14,914	25,950
Lexicon Pharmaceuticals, Inc. (a)(b)	27,788	48,629
Ligand Pharmaceuticals, Inc. Class B (a)(b)	12,371	1,261,842
LogicBio Therapeutics, Inc. (a)	3,959	24,942
Macrogenics, Inc. (a)	36,513	1,056,686
Madrigal Pharmaceuticals, Inc. (a)(b)	7,456	803,011
Magenta Therapeutics, Inc. (a)	10,896	79,214
MannKind Corp. (a)(b)	155,005	269,709
Marker Therapeutics, Inc. (a)	18,701	33,662
Matinas BioPharma Holdings, Inc. (a)(b)	102,071	79,830
MediciNova, Inc. (a)(b)	26,891	140,909
MEI Pharma, Inc. (a)	66,808	181,718
Merrimack Pharmaceuticals, Inc. (b)	6,570	27,134
Mersana Therapeutics, Inc. (a)	41,165	788,721
Minerva Neurosciences, Inc. (a)(b)	26,227	83,402
Miragen Therapeutics, Inc. (a)(b)	33,262	30,797
Mirati Therapeutics, Inc. (a)	28,181	4,209,396
Mirum Pharmaceuticals, Inc. (a)(b)	6,398	166,092
Moderna, Inc. (a)(b)	222,859	14,461,321
Molecular Templates, Inc. (a)	17,253	200,307
Moleculin Biotech, Inc. (a)	11,050	9,689
Momenta Pharmaceuticals, Inc. (a)	88,548	4,619,549
Morphic Holding, Inc. (a)	5,008	132,712
Mustang Bio, Inc. (a)	21,501	70,308
Myriad Genetics, Inc. (a)	56,642	757,304
NanoViricides, Inc. (a)	3,748	14,880
NantKwest, Inc. (a)(b)	26,549	193,808
Natera, Inc. (a)	49,665	3,164,157
Navidea Biopharmaceuticals, Inc. (a)	17,813	52,905
Neoleukin Therapeutics, Inc. (a)(b)	22,168	281,755
Neubase Therapeutics, Inc. (a)	3,785	30,394
Neurobo Pharmaceuticals, Inc. (a)(b)	885	5,381
Neurobo Pharmaceuticals, Inc. rights (a)(c)	3,973	0
Neurocrine Biosciences, Inc. (a)	70,121	8,163,487
Neurotrope, Inc. (a)	2,281	2,463
NewLink Genetics Corp. (a)(b)	1,359	20,725
NextCure, Inc. (a)(b)	6,793	61,069
Novavax, Inc. (a)(b)	43,713	4,823,292
Ocugen, Inc. (a)(b)	45,228	15,748
OncoCyte Corp. (a)	17,782	22,228
OncoSec Medical, Inc. (a)	3,973	14,025
Oncternal Therapeutics, Inc. (a)	2,013	4,288
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
Opko Health, Inc. (a)(b)	314,806	1,019,971
Oragenics, Inc. (a)(b)	38,630	28,204
Organogenesis Holdings, Inc. Class A (a)	14,714	63,344
Organovo Holdings, Inc. (a)	4,972	45,345
Orgenesis, Inc. (a)	9,520	50,170
ORIC Pharmaceuticals, Inc. (a)(b)	7,939	198,872
Outlook Therapeutics, Inc. (a)(b)	28,510	18,817
OvaScience, Inc. (a)(b)	6,045	10,941
Ovid Therapeutics, Inc. (a)(b)	29,569	169,726
Oyster Point Pharma, Inc. (a)(b)	7,672	174,615
Palatin Technologies, Inc. (a)(b)	172,465	95,321
Passage Bio, Inc.	11,774	194,977
PDL BioPharma, Inc. (a)	91,243	305,664
Pfenex, Inc. (a)	25,111	314,641
PhaseBio Pharmaceuticals, Inc. (a)(b)	9,554	36,878
Pieris Pharmaceuticals, Inc. (a)(b)	31,200	89,232
Polarityte, Inc. (a)(b)	11,218	13,574
Precigen, Inc. (a)(b)	56,446	341,498
Precision BioSciences, Inc. (a)	5,548	31,291
Prevail Therapeutics, Inc. (a)	5,303	64,962
Principia Biopharma, Inc. (a)	14,058	1,405,941
Protagonist Therapeutics, Inc. (a)	23,011	515,446
Protara Therapeutics, Inc. (a)	875	18,725
Proteostasis Therapeutics, Inc. (a)	24,450	33,008
Prothena Corp. PLC (a)	27,709	359,109
PTC Therapeutics, Inc. (a)	46,920	2,319,021
Puma Biotechnology, Inc. (a)	26,391	271,563
Radius Health, Inc. (a)	32,536	402,796
RAPT Therapeutics, Inc. (a)	5,356	142,470
Recro Pharma, Inc. (a)	11,148	30,657
Regeneron Pharmaceuticals, Inc. (a)	76,079	47,163,654
REGENXBIO, Inc. (a)	23,982	731,931
Regulus Therapeutics, Inc. (a)(b)	2,109	1,118
Repligen Corp. (a)	35,475	5,495,432
Replimune Group, Inc. (a)	8,511	229,797
Retrophin, Inc. (a)	33,600	658,224
Revolution Medicines, Inc.	16,046	454,744
Rexahn Pharmaceuticals, Inc. (a)	1,038	2,367
Rhythm Pharmaceuticals, Inc. (a)(b)	23,951	706,794
Rigel Pharmaceuticals, Inc. (a)	126,392	314,716
Rocket Pharmaceuticals, Inc. (a)(b)	26,358	673,974
Rubius Therapeutics, Inc. (a)(b)	26,347	126,861
Sage Therapeutics, Inc. (a)	38,843	2,036,927
Salarius Pharmaceuticals, Inc. (a)(b)	121	114
Salarius Pharmaceuticals, Inc. rights (a)(c)	2,725	335
Sangamo Therapeutics, Inc. (a)(b)	89,305	985,481
Sarepta Therapeutics, Inc. (a)	55,820	8,173,164
Savara, Inc. (a)	16,342	23,859
Scholar Rock Holding Corp. (a)	12,890	194,639
Seattle Genetics, Inc. (a)	87,295	13,822,290
Selecta Biosciences, Inc. (a)	20,347	52,902
Sellas Life Sciences Group, Inc. (a)	2,078	4,447
Seneca Biopharma, Inc. (a)(b)	122	84
Seres Therapeutics, Inc. (a)	47,562	1,259,917
Sesen Bio, Inc. (a)	74,959	77,208
Soleno Therapeutics, Inc. (a)	18,192	38,931
Solid Biosciences, Inc. (a)(b)	13,643	32,607
Soligenix, Inc. (a)(b)	18,600	36,642
Sorrento Therapeutics, Inc. (a)(b)	127,683	1,022,741
Spectrum Pharmaceuticals, Inc. (a)	82,153	345,864
Spero Therapeutics, Inc. (a)(b)	10,833	117,755
Spring Bank Pharmaceuticals, Inc. (a)	6,222	8,026
Springworks Therapeutics, Inc. (a)(b)	7,160	317,976
Stoke Therapeutics, Inc. (a)(b)	5,725	168,143
Sunesis Pharmaceuticals, Inc. (a)(b)	49,268	13,697
Surface Oncology, Inc. (a)	6,983	45,390
Sutro Biopharma, Inc. (a)(b)	18,346	183,643
Syndax Pharmaceuticals, Inc. (a)	19,663	320,704
Synlogic, Inc. (a)	10,050	22,110
Synthetic Biologics, Inc. (a)	714	456
Syros Pharmaceuticals, Inc. (a)	30,252	400,839
T2 Biosystems, Inc. (a)(b)	77,632	121,106
TCR2 Therapeutics, Inc. (a)(b)	10,411	210,510
TG Therapeutics, Inc. (a)(b)	72,666	1,802,480
TONIX Pharmaceuticals Holding (a)	64,901	57,450
TRACON Pharmaceuticals, Inc. (a)(b)	122	231
Translate Bio, Inc. (a)(b)	44,845	631,866
Trevena, Inc. (a)(b)	73,183	129,534
Turning Point Therapeutics, Inc. (a)	15,041	1,175,905
Twist Bioscience Corp. (a)	21,983	1,537,271
Tyme, Inc. (a)	24,524	24,769
Ultragenyx Pharmaceutical, Inc. (a)	42,136	3,584,088
United Therapeutics Corp. (a)	33,022	3,532,033
UNITY Biotechnology, Inc. (a)(b)	20,844	65,450
Unum Therapeutics, Inc. (a)	4,804	13,739
Unum Therapeutics, Inc. rights (a)(c)	4,804	0
Vanda Pharmaceuticals, Inc. (a)	40,689	418,690
Vaxart, Inc. (a)	51,261	303,978
VBI Vaccines, Inc. (a)(b)	180,326	768,189
Veracyte, Inc. (a)	40,347	1,343,959
Verastem, Inc. (a)(b)	105,487	132,914
Vericel Corp. (a)	34,266	543,116
Vertex Pharmaceuticals, Inc. (a)	195,515	54,572,147
Viela Bio, Inc. (b)	9,522	320,796
Viking Therapeutics, Inc. (a)(b)	46,990	314,363
VistaGen Therapeutics, Inc. (a)(b)	16,097	11,268
Voyager Therapeutics, Inc. (a)(b)	20,589	242,744
vTv Therapeutics, Inc. Class A (a)	1,569	3,264
X4 Pharmaceuticals, Inc. (a)	14,125	118,368
Xbiotech, Inc. (a)	12,145	229,783
Xencor, Inc. (a)	37,615	1,344,736
XOMA Corp. (a)(b)	5,646	107,387
Y-mAbs Therapeutics, Inc. (a)	12,668	545,104
Yield10 Bioscience, Inc. (a)	5	25
Zentalis Pharmaceuticals, Inc. (b)	8,833	303,855
ZIOPHARM Oncology, Inc. (a)(b)	135,281	380,140
		737,071,745
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	1,335,024	146,145,077
Abiomed, Inc. (a)	33,954	10,444,929
Accelerate Diagnostics, Inc. (a)(b)	20,269	246,876
Accuray, Inc. (a)	67,562	157,419
Aethlon Medical, Inc. (a)(b)	8,866	12,590
Akers Biosciences, Inc. (a)	230	580
Align Technology, Inc. (a)	54,061	16,055,036
Allied Healthcare Products, Inc. (a)(b)	2,823	19,592
Alphatec Holdings, Inc. (a)(b)	32,843	196,730
Angiodynamics, Inc. (a)	29,474	276,024
Antares Pharma, Inc. (a)	118,365	334,973
Apollo Endosurgery, Inc. (a)	30	42
Aspira Women's Health, Inc. (a)	42,951	123,055
Atricure, Inc. (a)	32,723	1,463,700
Atrion Corp.	1,097	692,997
Avanos Medical, Inc. (a)	36,556	1,184,414
Avinger, Inc. (a)(b)	178	86
AxoGen, Inc. (a)	26,604	315,789
Axonics Modulation Technologies, Inc. (a)	15,680	662,637
Baxter International, Inc.	383,904	33,426,521
Becton, Dickinson & Co.	222,554	54,029,435
Bellerophon Therapeutics, Inc. (a)	6,858	73,998
Beyond Air, Inc. (a)	8,668	48,107
BioLase Technology, Inc. (a)	1,838	571
BioLife Solutions, Inc. (a)	12,943	275,945
Biomerica, Inc. (a)(b)	5,936	43,095
BioSig Technologies, Inc. (a)	11,983	88,794
Boston Scientific Corp. (a)	1,078,246	44,229,651
Bovie Medical Corp. (a)(b)	17,133	78,640
Cantel Medical Corp.	28,458	1,493,476
Cardiovascular Systems, Inc. (a)	26,855	877,353
Cerus Corp. (a)	125,322	798,301
Chembio Diagnostics, Inc. (a)(b)	11,311	46,375
Co.-Diagnostics, Inc. (a)(b)	16,297	177,637
ConforMis, Inc. (a)(b)	41,372	29,374
CONMED Corp. (b)	21,346	1,842,373
Cryolife, Inc. (a)(b)	28,816	582,660
CryoPort, Inc. (a)	29,251	1,622,845
Cutera, Inc. (a)	12,385	202,742
CytoSorbents Corp. (a)(b)	22,446	189,444
Danaher Corp.	474,938	98,060,449
Dare Bioscience, Inc. (a)	5,086	5,493
DarioHealth Corp. (a)(b)	2,105	34,354
Delcath Systems, Inc. (a)(b)	2,946	35,028
Dentsply Sirona, Inc.	165,279	7,416,069
DexCom, Inc. (a)	69,625	29,619,171
Edwards Lifesciences Corp. (a)	467,629	40,141,273
Ekso Bionics Holdings, Inc. (a)	2,228	11,006
electroCore, Inc. (a)	21,795	38,577
Electromed, Inc. (a)	3,835	47,477
ENDRA Life Sciences, Inc. (a)(b)	985	808
Envista Holdings Corp. (a)	119,482	2,866,373
Fonar Corp. (a)	4,350	110,360
Genmark Diagnostics, Inc. (a)	48,193	625,063
Glaukos Corp. (a)(b)	29,788	1,424,760
Globus Medical, Inc. (a)	56,935	3,217,966
Haemonetics Corp. (a)	38,040	3,410,666
Helius Medical Technologies, Inc. (U.S.) (a)	7,841	3,912
Heska Corp. (a)(b)	6,559	679,512
Hill-Rom Holdings, Inc.	50,264	4,714,261
Hologic, Inc. (a)	194,645	11,624,199
ICU Medical, Inc. (a)	14,613	2,926,107
IDEXX Laboratories, Inc. (a)	64,077	25,057,952
Inogen, Inc. (a)	13,851	418,716
Insulet Corp. (a)	49,391	10,779,586
Integer Holdings Corp. (a)	24,436	1,692,437
Integra LifeSciences Holdings Corp. (a)	53,184	2,541,663
IntriCon Corp. (a)	6,616	80,318
Intuitive Surgical, Inc. (a)	88,022	64,329,998
Invacare Corp. (b)	26,804	181,731
InVivo Therapeutics Holdings Corp. (a)	19	25
IRadimed Corp. (a)	4,425	93,810
iRhythm Technologies, Inc. (a)	20,361	4,483,085
Iridex Corp. (a)	12,154	25,159
Kewaunee Scientific Corp.	406	3,776
Lantheus Holdings, Inc. (a)	51,083	685,534
LeMaitre Vascular, Inc.	12,767	412,119
LivaNova PLC (a)	36,366	1,705,565
Masimo Corp. (a)	37,547	8,410,528
Medtronic PLC	1,012,157	108,776,513
Meridian Bioscience, Inc. (a)	32,816	464,018
Merit Medical Systems, Inc. (a)	41,321	2,028,861
Mesa Laboratories, Inc. (b)	3,085	758,663
Microbot Medical, Inc. (a)(b)	4,719	31,712
Milestone Scientific, Inc. (a)(b)	22,602	33,903
Misonix, Inc. (a)	9,501	125,318
Motus GI Holdings, Inc. (a)	19,367	20,723
MRI Interventions, Inc. (a)	10,093	44,308
Myomo, Inc. (a)	108	409
Natus Medical, Inc. (a)	26,189	475,592
Nemaura Medical, Inc. (a)	4,601	17,208
Neogen Corp. (a)	39,722	3,026,816
Neuronetics, Inc. (a)	7,250	42,558
Nevro Corp. (a)	25,571	3,517,035
NuVasive, Inc. (a)	39,250	2,046,103
OraSure Technologies, Inc. (a)	56,300	659,836
Orthofix International NV (a)	14,946	453,462
OrthoPediatrics Corp. (a)(b)	8,584	432,634
PAVmed, Inc. (a)(b)	17,570	34,613
Penumbra, Inc. (a)	24,918	5,211,600
Predictive Oncology, Inc. (a)(b)	569	615
Pro-Dex, Inc. (a)	1,899	54,805
Pulse Biosciences, Inc. (a)	7,943	78,556
Pulse Biosciences, Inc. warrants 5/14/25 (a)(b)	201	1,030
Quidel Corp. (a)	28,792	5,066,240
Repro Medical Systems, Inc. (a)	13,163	114,386
ResMed, Inc.	109,104	19,723,821
Retractable Technologies, Inc. (a)(b)	10,555	66,708
Rockwell Medical Technologies, Inc. (a)(b)	46,498	60,912
RTI Biologics, Inc. (a)	53,555	118,892
Seaspine Holdings Corp. (a)	18,408	245,010
Second Sight Medical Products, Inc. (a)(b)	1,727	1,420
Senseonics Holdings, Inc. (a)(b)	126,250	59,274
Shockwave Medical, Inc. (a)	7,503	476,741
SI-BONE, Inc. (a)	14,455	315,408
Sientra, Inc. (a)	32,614	125,238
Silk Road Medical, Inc. (a)	9,943	606,324
Sintx Technologies, Inc. (a)	57	101
SmileDirectClub, Inc. (a)(b)	49,959	405,667
Soliton, Inc. (a)	4,965	33,911
Staar Surgical Co. (a)	23,109	1,108,077
Stereotaxis, Inc. (a)	24,965	87,877
STERIS PLC	64,142	10,239,629
STRATA Skin Sciences, Inc. (a)	2,761	4,252
Stryker Corp.	243,240	48,200,438
SurModics, Inc. (a)	10,525	476,256
Tactile Systems Technology, Inc. (a)	14,727	565,959
Tandem Diabetes Care, Inc. (a)	43,066	4,854,400
Tela Bio, Inc. (a)	3,359	47,866
Teleflex, Inc.	35,013	13,758,358
The Cooper Companies, Inc.	37,041	11,644,950
Thermogenesis Holdings, Inc. (a)	24	95
TransEnterix, Inc. (a)(b)	9,426	3,796
TransMedics Group, Inc. (a)	5,180	92,359
Utah Medical Products, Inc.	2,765	227,145
Vapotherm, Inc. (a)	14,794	460,241
Varex Imaging Corp. (a)	29,550	327,710
Varian Medical Systems, Inc. (a)	68,521	11,900,042
Venus Concept, Inc. (a)(b)	10,059	28,869
ViewRay, Inc. (a)	77,438	210,631
VolitionRx Ltd. (a)(b)	17,143	58,115
West Pharmaceutical Services, Inc.	55,460	15,748,422
Wright Medical Group NV (a)	99,643	3,012,208
Zimmer Biomet Holdings, Inc.	155,942	21,969,109
Zosano Pharma Corp. (a)(b)	59,230	96,545
Zynex, Inc. (a)(b)	11,654	172,479
		947,457,541
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)	22,054	643,315
Acadia Healthcare Co., Inc. (a)	66,505	2,055,670
Addus HomeCare Corp. (a)	10,448	978,560
Amedisys, Inc. (a)	24,388	5,899,457
American Renal Associates Holdings, Inc. (a)	11,065	74,578
AmerisourceBergen Corp.	111,864	10,854,164
AMN Healthcare Services, Inc. (a)	35,225	1,896,514
Anthem, Inc.	190,282	53,568,189
Apollo Medical Holdings, Inc. (a)	18,217	344,119
Avalon GloboCare Corp. (a)	12,514	17,770
BioScrip, Inc. (a)	26,232	304,816
BioTelemetry, Inc. (a)	26,065	1,031,653
Brookdale Senior Living, Inc. (a)	144,111	396,305
Caladrius Biosciences, Inc. (a)(b)	2,809	5,449
Capital Senior Living Corp. (a)	15,844	11,092
Cardinal Health, Inc.	219,919	11,163,088
Centene Corp. (a)	436,978	26,795,491
Chemed Corp.	11,988	6,199,115
Cigna Corp.	278,550	49,406,414
Community Health Systems, Inc. (a)(b)	91,417	472,626
Corvel Corp. (a)	6,988	580,144
Covetrus, Inc. (a)	72,848	1,668,948
Cross Country Healthcare, Inc. (a)	27,551	176,051
CVS Health Corp.	986,729	61,295,605
DaVita HealthCare Partners, Inc. (a)	64,328	5,581,097
DFB Healthcare Acquisitions Co. (a)	5,776	122,624
Encompass Health Corp.	75,130	4,901,481
Enzo Biochem, Inc. (a)	29,748	63,363
Exagen, Inc. (a)	3,706	53,441
Five Star Senior Living, Inc. (a)	13,400	69,278
Fulgent Genetics, Inc. (a)(b)	7,717	228,115
Genesis HealthCare, Inc. Class A (a)	42,058	27,918
Guardant Health, Inc. (a)	39,303	3,753,437
Hanger, Inc. (a)	28,756	568,219
HCA Holdings, Inc.	198,645	26,960,099
HealthEquity, Inc. (a)	57,310	3,294,179
Henry Schein, Inc. (a)	107,747	7,158,711
Humana, Inc.	99,801	41,434,381
InfuSystems Holdings, Inc. (a)	9,192	133,744
Interpace Diagnostics Group, Inc. (a)(b)	2,309	8,082
Laboratory Corp. of America Holdings (a)	73,295	12,881,596
LHC Group, Inc. (a)	22,387	4,666,346
Magellan Health Services, Inc. (a)	17,155	1,294,516
McKesson Corp.	122,055	18,728,119
MEDNAX, Inc. (a)	63,349	1,177,024
Molina Healthcare, Inc. (a)	44,679	8,264,275
National Healthcare Corp.	8,757	557,821
National Research Corp. Class A	9,343	523,208
Ontrak, Inc. (a)(b)	4,086	298,074
Owens & Minor, Inc.	47,749	791,678
Patterson Companies, Inc.	64,354	1,866,910
Pennant Group, Inc. (a)	20,474	758,357
PetIQ, Inc. Class A (a)(b)	14,227	500,506
Precipio, Inc. (a)(b)	4,545	9,908
Premier, Inc.	50,091	1,640,480
Progyny, Inc. (a)	7,498	214,068
Providence Service Corp. (a)	8,816	816,273
Psychemedics Corp.	2,812	12,738
Quest Diagnostics, Inc.	100,853	11,218,888
R1 RCM, Inc. (a)	76,348	1,107,046
RadNet, Inc. (a)	32,056	462,248
Select Medical Holdings Corp. (a)	79,987	1,605,339
Sharps Compliance Corp. (a)	9,318	71,143
Surgery Partners, Inc. (a)	14,937	285,147
Tenet Healthcare Corp. (a)	78,666	2,216,808
The Ensign Group, Inc.	37,786	2,211,992
The Joint Corp. (a)	8,531	152,364
Tivity Health, Inc. (a)	33,544	548,780
Triple-S Management Corp. (b)	18,110	336,846
U.S. Physical Therapy, Inc.	9,748	866,597
UnitedHealth Group, Inc.	715,813	223,727,353
Universal Health Services, Inc. Class B	58,547	6,460,661
		636,470,411
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	124,883	1,115,205
Castlight Health, Inc. Class B (a)	70,290	97,000
Cerner Corp.	229,373	16,829,097
Change Healthcare, Inc. (a)	164,859	2,332,755
Computer Programs & Systems, Inc.	10,042	274,749
Evolent Health, Inc. (a)(b)	58,889	843,879
Health Catalyst, Inc. (a)(b)	5,942	185,272
HealthStream, Inc. (a)	19,867	411,545
HMS Holdings Corp. (a)	66,117	1,844,003
HTG Molecular Diagnostics (a)(b)	18,842	6,972
iCAD, Inc. (a)	15,030	162,775
Inovalon Holdings, Inc. Class A (a)(b)	59,156	1,463,815
Inspire Medical Systems, Inc. (a)	12,478	1,490,497
Livongo Health, Inc. (a)(b)	10,266	1,409,522
Medical Transcription Billing Corp. (a)	6,402	61,267
NantHealth, Inc. (a)	16,723	53,179
Nextgen Healthcare, Inc. (a)	37,746	500,512
Omnicell, Inc. (a)	31,876	2,125,492
OptimizeRx Corp. (a)(b)	10,810	217,930
Phreesia, Inc. (a)	12,452	392,736
Schrodinger, Inc.	14,292	864,094
Simulations Plus, Inc.	9,545	568,691
Tabula Rasa HealthCare, Inc. (a)(b)	16,330	826,298
Teladoc Health, Inc. (a)(b)	56,086	12,097,189
Veeva Systems, Inc. Class A (a)	101,625	28,685,689
Vocera Communications, Inc. (a)	24,275	679,457
		75,539,620
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	8,856	1,015,075
Adaptive Biotechnologies Corp. (a)	17,097	711,406
Agilent Technologies, Inc.	232,999	23,397,760
Avantor, Inc. (a)	335,129	7,563,862
Bio-Rad Laboratories, Inc. Class A (a)	16,104	8,190,333
Bio-Techne Corp.	28,812	7,360,314
Bioanalytical Systems, Inc. (a)	1,887	9,209
BioNano Genomics, Inc. (a)	51,281	31,210
Bruker Corp.	76,566	3,217,303
Champions Oncology, Inc. (a)	2,848	23,581
Charles River Laboratories International, Inc. (a)	37,328	8,172,966
ChromaDex, Inc. (a)	32,911	162,909
Codexis, Inc. (a)	38,415	530,127
Fluidigm Corp. (a)	51,730	406,081
Harvard Bioscience, Inc. (a)	19,251	64,491
Illumina, Inc. (a)	110,916	39,621,414
IQVIA Holdings, Inc. (a)	134,000	21,942,500
Luminex Corp.	33,480	893,581
Medpace Holdings, Inc. (a)	20,188	2,620,201
Mettler-Toledo International, Inc. (a)	18,026	17,499,280
Nanostring Technologies, Inc. (a)	26,342	1,066,324
NeoGenomics, Inc. (a)	82,482	3,212,674
Pacific Biosciences of California, Inc. (a)	111,702	737,233
PerkinElmer, Inc.	84,200	9,912,024
Personalis, Inc. (a)	7,316	166,951
PPD, Inc.	47,150	1,619,131
PRA Health Sciences, Inc. (a)	48,012	5,132,963
Quanterix Corp. (a)	10,917	388,645
Syneos Health, Inc. (a)	47,188	2,977,563
Thermo Fisher Scientific, Inc.	298,092	127,875,506
Waters Corp. (a)	46,744	10,108,857
		306,631,474
Pharmaceuticals - 3.7%
AcelRx Pharmaceuticals, Inc. (a)	45,302	56,628
Acer Therapeutics, Inc. (a)(b)	2,754	7,298
Aclaris Therapeutics, Inc. (a)	29,349	72,199
Adamis Pharmaceuticals Corp. (a)(b)	70,605	46,599
Adial Pharmaceuticals, Inc. (a)(b)	5,339	7,368
Aerie Pharmaceuticals, Inc. (a)(b)	32,782	360,602
Aerpio Pharmaceuticals, Inc. (a)	7,355	10,040
Agile Therapeutics, Inc. (a)(b)	58,167	186,134
Akcea Therapeutics, Inc. (a)(b)	12,315	225,118
Alimera Sciences, Inc. (a)(b)	3,266	19,302
AMAG Pharmaceuticals, Inc. (a)(b)	24,307	251,821
Amneal Pharmaceuticals, Inc. (a)	86,169	354,155
Amphastar Pharmaceuticals, Inc. (a)	27,582	562,121
Ampio Pharmaceuticals, Inc. (a)(b)	59,805	42,820
ANI Pharmaceuticals, Inc. (a)(b)	7,417	232,597
Aquestive Therapeutics, Inc. (a)	13,695	107,643
Arvinas Holding Co. LLC (a)	11,514	298,788
Assertio Holdings, Inc. (a)	40,466	32,777
Avenue Therapeutics, Inc. (a)	4,408	49,061
Axsome Therapeutics, Inc. (a)	20,190	1,480,129
Aytu BioScience, Inc. (a)	419	444
Baudax Bio, Inc. (a)(b)	4,459	12,485
Biodelivery Sciences International, Inc. (a)	76,762	300,139
Bristol-Myers Squibb Co.	1,707,817	106,226,217
Cara Therapeutics, Inc. (a)(b)	33,868	524,954
Cassava Sciences, Inc. (a)(b)	9,764	30,659
Catalent, Inc. (a)	122,450	11,326,625
Cerecor, Inc. (a)	10,538	25,923
Chiasma, Inc. (a)	25,691	141,044
Citius Pharmaceuticals, Inc. (a)	18,242	16,965
Clearside Biomedical, Inc. (a)	34,412	59,189
Cocrystal Pharma, Inc. (a)	31,028	32,890
Collegium Pharmaceutical, Inc. (a)	23,133	440,915
ContraVir Pharmaceuticals, Inc. (a)	79	261
Corcept Therapeutics, Inc. (a)(b)	78,851	1,001,408
CorMedix, Inc. (a)	19,744	92,204
Cumberland Pharmaceuticals, Inc. (a)	2,110	6,794
CymaBay Therapeutics, Inc. (a)	46,573	301,327
Durect Corp. (a)(b)	156,800	272,048
Elanco Animal Health, Inc. (a)	300,662	8,737,238
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	635,402	94,287,303
Eloxx Pharmaceuticals, Inc. (a)	20,635	63,659
Endo International PLC (a)	152,912	460,265
Eton Pharmaceuticals, Inc. (a)(b)	7,682	60,227
Evofem Biosciences, Inc. (a)	22,387	74,325
Evoke Pharma, Inc. (a)	20,540	91,814
Evolus, Inc. (a)(b)	14,486	55,916
Eyenovia, Inc. (a)	6,934	24,338
Eyepoint Pharmaceuticals, Inc. (a)(b)	48,239	25,813
Fulcrum Therapeutics, Inc. (a)(b)	4,207	30,585
Harrow Health, Inc. (a)(b)	18,830	129,739
Horizon Therapeutics PLC (a)	152,565	11,460,683
Hoth Therapeutics, Inc. (a)(b)	4,904	12,996
IMARA, Inc. (b)	5,016	116,572
Innovate Biopharmaceuticals, Inc. (a)(b)	7,756	5,057
Innoviva, Inc. (a)	50,619	592,748
Intersect ENT, Inc. (a)	24,606	494,088
Intra-Cellular Therapies, Inc. (a)	41,805	761,687
Jazz Pharmaceuticals PLC (a)	41,675	5,600,703
Johnson & Johnson	1,988,430	305,045,046
Kala Pharmaceuticals, Inc. (a)	37,200	331,080
Kaleido Biosciences, Inc. (a)(b)	5,766	36,268
Lannett Co., Inc. (a)(b)	25,852	135,982
Lipocine, Inc. (a)	31,641	46,829
Liquidia Technologies, Inc. (a)	6,101	31,237
Lyra Therapeutics, Inc.	3,893	50,882
Mallinckrodt PLC (a)(b)	60,311	95,291
Marinus Pharmaceuticals, Inc. (a)(b)	61,291	118,905
Menlo Therapeutics, Inc. (a)(b)	122,825	187,922
Merck & Co., Inc.	1,904,783	162,420,846
Mylan NV (a)	389,261	6,376,095
MyoKardia, Inc. (a)	39,570	4,330,541
Nektar Therapeutics (a)(b)	133,208	2,576,243
Neos Therapeutics, Inc. (a)(b)	25,814	17,696
NGM Biopharmaceuticals, Inc. (a)	4,964	92,579
NovaBay Pharmaceuticals, Inc. (a)	180	163
Novan, Inc. (a)(b)	17,491	7,985
Novus Therapeutics, Inc. (a)(b)	1,349	567
Ocular Therapeutix, Inc. (a)(b)	45,682	397,433
Odonate Therapeutics, Inc. (a)	9,424	152,198
Omeros Corp. (a)(b)	37,888	452,762
Onconova Therapeutics, Inc. (a)	56,504	13,601
Opiant Pharmaceuticals, Inc. (a)	615	5,344
OptiNose, Inc. (a)(b)	20,333	92,515
Osmotica Pharmaceuticals PLC (a)	14,303	84,960
Otonomy, Inc. (a)	11,288	43,120
Pacira Biosciences, Inc. (a)	31,340	1,959,377
Paratek Pharmaceuticals, Inc. (a)	24,981	114,913
Perrigo Co. PLC	102,770	5,374,871
Pfizer, Inc.	4,191,991	158,415,340
Phathom Pharmaceuticals, Inc. (a)	11,079	407,264
Phibro Animal Health Corp. Class A	15,812	339,326
Plx Pharma PLC/New (a)	85	337
Prestige Brands Holdings, Inc. (a)(b)	37,016	1,348,493
Provention Bio, Inc. (a)	26,239	342,157
Pulmatrix, Inc. (a)	18,851	20,171
Reata Pharmaceuticals, Inc. (a)(b)	19,839	2,082,103
Relmada Therapeutics, Inc. (a)(b)	10,150	362,152
resTORbio, Inc. (a)	13,508	30,798
Revance Therapeutics, Inc. (a)	36,909	1,078,850
Royalty Pharma PLC	57,607	2,383,778
Satsuma Pharmaceuticals, Inc. (a)	4,963	114,298
scPharmaceuticals, Inc. (a)	10,860	92,962
SCYNEXIS, Inc. (a)	3,668	20,724
Seelos Therapeutics, Inc. (a)	13,634	12,410
SIGA Technologies, Inc. (a)	44,532	309,497
Strongbridge Biopharma PLC (a)	34,511	132,522
Supernus Pharmaceuticals, Inc. (a)(b)	40,035	880,370
Teligent, Inc. (a)(b)	4,143	4,972
TFF Pharmaceuticals, Inc. (a)	2,398	36,306
TherapeuticsMD, Inc. (a)(b)	173,026	252,618
Theravance Biopharma, Inc. (a)	36,184	663,253
Titan Pharmaceuticals, Inc. (a)	73,037	16,857
Trevi Therapeutics, Inc. (a)(b)	6,693	26,973
Tricida, Inc. (a)	20,997	221,938
Urovant Sciences Ltd. (a)(b)	5,847	52,389
Verrica Pharmaceuticals, Inc. (a)(b)	9,469	87,020
WAVE Life Sciences (a)(b)	13,842	173,440
Xeris Pharmaceuticals, Inc. (a)(b)	33,018	155,350
Zoetis, Inc. Class A	358,276	57,359,988
Zogenix, Inc. (a)	40,737	964,245
Zynerba Pharmaceuticals, Inc. (a)(b)	12,762	48,240
		967,331,839

TOTAL HEALTH CARE		3,670,502,630

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.5%
AAR Corp.	25,226	509,061
Aerojet Rocketdyne Holdings, Inc. (a)	54,081	2,237,331
AeroVironment, Inc. (a)	16,098	1,229,726
Air Industries Group, Inc. (a)	20,123	22,135
Astronics Corp. (a)	17,321	156,582
Astrotech Corp. (a)	513	1,123
Axon Enterprise, Inc. (a)	47,359	4,057,719
BWX Technologies, Inc.	71,852	3,995,690
CPI Aerostructures, Inc. (a)	11,576	32,181
Cubic Corp. (b)	23,863	1,123,470
Curtiss-Wright Corp.	31,294	3,202,002
Ducommun, Inc. (a)	8,332	311,367
General Dynamics Corp.	175,337	26,186,581
Harris Corp.	162,910	29,444,353
HEICO Corp.	32,753	3,600,210
HEICO Corp. Class A	52,103	4,656,966
Hexcel Corp.	62,690	2,469,359
Howmet Aerospace, Inc.	288,813	5,060,004
Huntington Ingalls Industries, Inc.	30,548	4,628,633
Innovative Solutions & Support, Inc. (a)	6,449	45,852
Kaman Corp.	21,229	981,841
Kratos Defense & Security Solutions, Inc. (a)	78,634	1,537,295
Lockheed Martin Corp.	186,306	72,707,780
Maxar Technologies, Inc. (b)	46,863	1,084,878
Mercury Systems, Inc. (a)	41,952	3,177,444
Moog, Inc. Class A	23,227	1,400,356
National Presto Industries, Inc.	3,846	345,871
Northrop Grumman Corp.	117,006	40,087,426
PAE, Inc. (a)(b)	38,558	340,660
Park Aerospace Corp.	15,096	167,415
Parsons Corp. (a)	14,722	489,654
Raytheon Technologies Corp.	1,109,721	67,692,981
SIFCO Industries, Inc. (a)	263	1,049
Spirit AeroSystems Holdings, Inc. Class A	79,020	1,624,651
Teledyne Technologies, Inc. (a)	27,678	8,680,098
Textron, Inc.	171,430	6,759,485
The Boeing Co.	404,608	69,519,747
TransDigm Group, Inc.	37,915	18,944,988
Triumph Group, Inc.	39,063	282,425
Vectrus, Inc. (a)	8,862	384,699
Virgin Galactic Holdings, Inc. (a)(b)	82,769	1,481,565
VirTra, Inc. (a)	3,889	13,300
		390,675,953
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	44,453	1,129,995
Atlas Air Worldwide Holdings, Inc. (a)	19,484	1,098,703
C.H. Robinson Worldwide, Inc.	101,789	10,005,859
Echo Global Logistics, Inc. (a)	20,286	554,214
Expeditors International of Washington, Inc.	125,962	11,133,781
FedEx Corp.	181,311	39,859,410
Forward Air Corp.	21,485	1,267,400
Hub Group, Inc. Class A (a)	25,954	1,397,363
Radiant Logistics, Inc. (a)	23,235	122,681
United Parcel Service, Inc. Class B	531,388	86,945,705
XPO Logistics, Inc. (a)	68,706	6,064,679
		159,579,790
Airlines - 0.2%
Alaska Air Group, Inc.	92,058	3,585,659
Allegiant Travel Co. (b)	10,112	1,300,403
American Airlines Group, Inc. (b)	374,535	4,887,682
Delta Air Lines, Inc.	427,820	13,198,247
Hawaiian Holdings, Inc. (b)	35,826	481,501
JetBlue Airways Corp. (a)	201,987	2,326,890
Mesa Air Group, Inc. (a)	18,984	69,481
SkyWest, Inc.	38,262	1,287,516
Southwest Airlines Co.	404,211	15,190,249
Spirit Airlines, Inc. (a)(b)	66,425	1,187,679
United Airlines Holdings, Inc. (a)	190,374	6,853,464
		50,368,771
Building Products - 0.6%
A.O. Smith Corp.	101,986	4,994,254
AAON, Inc.	30,252	1,722,246
Advanced Drain Systems, Inc.	39,942	2,215,982
Allegion PLC	69,616	7,197,598
Alpha PRO Tech Ltd. (a)	5,202	72,984
American Woodmark Corp. (a)	12,044	1,053,850
Apogee Enterprises, Inc.	20,426	427,516
Armstrong Flooring, Inc. (a)	15,701	60,763
Armstrong World Industries, Inc.	35,949	2,650,879
Builders FirstSource, Inc. (a)	87,418	2,676,739
Carrier Global Corp.	613,729	18,319,811
CSW Industrials, Inc.	11,548	834,343
Fortune Brands Home & Security, Inc. (b)	105,184	8,843,871
Gibraltar Industries, Inc. (a)	23,967	1,496,619
Griffon Corp.	39,621	860,964
Insteel Industries, Inc.	14,823	273,336
Jeld-Wen Holding, Inc. (a)	51,303	1,079,928
Johnson Controls International PLC	560,953	22,847,616
Lennox International, Inc.	26,262	7,362,026
Masco Corp.	199,030	11,603,449
Masonite International Corp. (a)	18,911	1,726,385
NCI Building Systems, Inc. (a)	31,918	254,067
Owens Corning	81,000	5,478,840
Patrick Industries, Inc.	17,118	962,203
PGT, Inc. (a)	42,452	769,655
Quanex Building Products Corp.	26,992	453,736
Resideo Technologies, Inc. (a)	92,141	1,231,004
Simpson Manufacturing Co. Ltd.	30,271	2,976,850
Trane Technologies PLC	180,344	21,350,926
Trex Co., Inc. (a)	43,592	6,516,568
Ufp Industries, Inc.	45,347	2,691,344
		141,006,352
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	49,709	1,895,901
ACCO Brands Corp.	75,003	486,019
Acme United Corp.	2,371	52,257
ADS Waste Holdings, Inc. (a)	56,179	1,692,673
ADT, Inc.	80,049	852,522
Aqua Metals, Inc. (a)(b)	44,958	44,549
ARC Document Solutions, Inc.	19,899	21,093
Brady Corp. Class A	35,570	1,667,877
BrightView Holdings, Inc. (a)	24,519	301,093
Casella Waste Systems, Inc. Class A (a)	33,149	1,861,316
CECO Environmental Corp. (a)	21,163	179,356
Charah Solutions, Inc. (a)	3,727	9,727
Cimpress PLC (a)	18,464	1,711,613
Cintas Corp.	63,543	21,175,069
Clean Harbors, Inc. (a)	38,219	2,335,181
Copart, Inc. (a)	155,904	16,108,001
Covanta Holding Corp.	90,010	849,694
Deluxe Corp.	32,285	916,894
Document Security Systems, Inc. (a)(b)	1,793	11,457
Ennis, Inc.	20,519	376,113
Fuel Tech, Inc. (a)	15,310	12,150
Harsco Corp. (a)	59,676	844,415
Healthcare Services Group, Inc. (b)	58,364	1,213,971
Heritage-Crystal Clean, Inc. (a)	8,635	126,762
Herman Miller, Inc.	44,930	1,070,682
HNI Corp.	32,483	1,034,584
Hudson Technologies, Inc. (a)	22,452	25,820
IAA Spinco, Inc. (a)	100,934	5,280,867
Industrial Services of America, Inc. (a)(c)	478	17
Interface, Inc.	44,971	339,981
KAR Auction Services, Inc. (b)	96,347	1,670,657
Kimball International, Inc. Class B	29,762	333,632
Knoll, Inc.	38,809	499,472
Matthews International Corp. Class A	24,037	526,410
McGrath RentCorp.	18,669	1,238,875
MSA Safety, Inc.	26,891	3,386,921
NL Industries, Inc.	2,768	9,688
Odyssey Marine Exploration, Inc. (a)(b)	5,710	32,376
Performant Financial Corp. (a)	9,150	5,582
Perma-Fix Environmental Services, Inc. (a)	7,911	56,564
PICO Holdings, Inc. (a)	17,860	158,775
Pitney Bowes, Inc. (b)	132,386	726,799
Quad/Graphics, Inc. (b)	27,752	96,854
Quest Resource Holding Corp. (a)	878	1,703
R.R. Donnelley & Sons Co.	58,140	76,745
Republic Services, Inc.	158,317	14,679,152
Rollins, Inc.	105,981	5,843,792
SP Plus Corp. (a)	17,084	350,393
Steelcase, Inc. Class A	67,632	706,754
Stericycle, Inc. (a)	68,604	4,398,202
Team, Inc. (a)	20,837	132,732
Tetra Tech, Inc.	40,570	3,745,017
The Brink's Co.	37,675	1,821,963
U.S. Ecology, Inc.	19,597	727,637
UniFirst Corp.	11,692	2,252,113
Viad Corp.	15,843	339,515
Virco Manufacturing Co. (a)	791	1,740
VSE Corp.	5,737	166,545
Waste Management, Inc.	292,958	33,397,212
		139,881,474
Construction & Engineering - 0.2%
AECOM (a)	120,307	4,753,330
Aegion Corp. (a)	24,609	398,297
Ameresco, Inc. Class A (a)	14,725	502,712
API Group Corp. (a)(d)	79,077	1,118,149
Arcosa, Inc.	36,784	1,702,731
Argan, Inc.	10,422	441,163
Comfort Systems U.S.A., Inc.	27,864	1,411,869
Concrete Pumping Holdings, Inc. (a)	19,351	70,244
Construction Partners, Inc. Class A (a)	26,354	492,556
Dycom Industries, Inc. (a)	23,949	1,473,103
EMCOR Group, Inc.	41,108	3,083,511
Fluor Corp.	102,946	980,046
Goldfield Corp. (a)	12,137	53,039
Granite Construction, Inc.	35,920	667,753
Great Lakes Dredge & Dock Corp. (a)	49,453	463,375
HC2 Holdings, Inc. (a)	26,675	66,688
IES Holdings, Inc. (a)	5,880	169,520
Infrastructure and Energy Alternatives, Inc. (a)	2,640	14,045
Jacobs Engineering Group, Inc.	98,329	8,876,159
Limbach Holdings, Inc. (a)	4,235	22,954
MasTec, Inc. (a)(b)	43,463	2,008,425
MYR Group, Inc. (a)	13,267	514,892
Northwest Pipe Co. (a)	7,835	221,966
NV5 Holdings, Inc. (a)(b)	7,732	400,286
Orion Group Holdings, Inc. (a)	21,541	56,222
Primoris Services Corp.	33,878	645,715
Quanta Services, Inc.	103,735	5,316,419
Sterling Construction Co., Inc. (a)	21,019	297,209
The Peck Co. Holdings, Inc. (a)(b)	3,437	11,789
Tutor Perini Corp. (a)	30,691	385,172
Valmont Industries, Inc.	15,873	2,016,665
Willscot Mobile Mini Holdings (a)	122,327	2,189,653
		40,825,657
Electrical Equipment - 0.6%
Acuity Brands, Inc.	29,848	3,262,088
Allied Motion Technologies, Inc.	6,132	261,162
American Superconductor Corp. (a)	13,195	165,729
AMETEK, Inc.	173,342	17,455,539
Atkore International Group, Inc. (a)	37,383	999,248
AZZ, Inc.	20,242	703,005
Babcock & Wilcox Enterprises, Inc. (a)(b)	21,533	51,895
Bloom Energy Corp. Class A (a)(b)	16,969	265,735
Broadwind, Inc. (a)	4,699	17,057
Capstone Turbine Corp. (a)	3,436	14,156
Eaton Corp. PLC	301,776	30,811,330
Emerson Electric Co. (b)	450,752	31,313,741
Encore Wire Corp.	16,137	832,831
Energous Corp. (a)(b)	34,838	126,810
Energy Focus, Inc. (a)(b)	471	4,220
EnerSys	31,533	2,269,745
Espey Manufacturing & Electronics Corp.	594	10,312
FuelCell Energy, Inc. (a)(b)	164,812	468,066
Generac Holdings, Inc. (a)	47,285	8,983,204
GrafTech International Ltd.	43,398	289,031
Hubbell, Inc. Class B	41,072	5,952,154
Ideal Power, Inc. (a)	1,124	6,665
LSI Industries, Inc.	22,994	157,739
nVent Electric PLC	116,706	2,231,419
Orion Energy Systems, Inc. (a)	19,801	126,330
Plug Power, Inc. (a)(b)	248,498	3,225,504
Powell Industries, Inc.	5,954	160,698
Preformed Line Products Co.	1,722	93,694
Regal Beloit Corp.	30,378	3,003,169
Rockwell Automation, Inc.	87,417	20,152,241
Sensata Technologies, Inc. PLC (a)	118,581	4,937,713
Sunrun, Inc. (a)	59,771	3,380,349
Sunworks, Inc. (a)(b)	536	389
Thermon Group Holdings, Inc. (a)	25,757	338,962
TPI Composites, Inc. (a)	24,511	752,733
Ultralife Corp. (a)	8,093	51,148
Vicor Corp. (a)	14,120	1,228,864
Vivint Solar, Inc. (a)	34,273	1,058,350
		145,163,025
Industrial Conglomerates - 0.9%
3M Co.	434,118	70,769,916
Carlisle Companies, Inc.	41,397	5,420,937
General Electric Co.	6,597,499	41,828,144
Honeywell International, Inc.	529,621	87,678,757
Raven Industries, Inc.	27,892	693,116
Roper Technologies, Inc.	78,778	33,653,174
		240,044,044
Machinery - 1.7%
AGCO Corp.	46,722	3,321,934
AgEagle Aerial Systems, Inc. (a)(b)	26,831	83,176
Alamo Group, Inc.	7,492	830,863
Albany International Corp. Class A	22,867	1,186,797
Allison Transmission Holdings, Inc.	85,685	3,073,521
Altra Industrial Motion Corp.	48,086	1,877,758
Astec Industries, Inc.	16,395	864,344
Barnes Group, Inc.	36,363	1,439,975
Blue Bird Corp. (a)	12,135	138,096
Caterpillar, Inc.	408,456	58,127,373
Chart Industries, Inc. (a)	27,192	1,787,058
CIRCOR International, Inc. (a)	16,718	495,689
Colfax Corp. (a)	62,799	2,089,951
Columbus McKinnon Corp. (NY Shares)	18,621	677,339
Commercial Vehicle Group, Inc. (a)	20,635	93,064
Crane Co.	36,751	2,077,902
Cummins, Inc.	111,303	23,067,547
Deere & Co.	236,058	49,586,343
Donaldson Co., Inc.	95,159	4,792,207
Douglas Dynamics, Inc.	17,544	673,514
Dover Corp.	108,502	11,917,860
Eastern Co.	4,809	105,317
Energy Recovery, Inc. (a)(b)	24,380	207,474
Enerpac Tool Group Corp. Class A (b)	41,453	862,222
EnPro Industries, Inc.	16,158	945,566
ESCO Technologies, Inc.	19,193	1,725,835
Evoqua Water Technologies Corp. (a)	64,268	1,314,923
ExOne Co. (a)(b)	6,506	79,503
Federal Signal Corp.	44,573	1,431,685
Flowserve Corp.	97,531	2,894,720
Fortive Corp.	223,543	16,119,686
Franklin Electric Co., Inc.	29,238	1,735,568
FreightCar America, Inc. (a)	5,722	8,526
Gates Industrial Corp. PLC (a)	36,293	409,748
Gencor Industries, Inc. (a)	8,869	111,838
Gorman-Rupp Co.	13,446	429,600
Graco, Inc.	125,913	7,305,472
Graham Corp.	8,091	106,235
Greenbrier Companies, Inc. (b)	24,955	678,526
Helios Technologies, Inc.	22,328	917,904
Hillenbrand, Inc.	55,097	1,747,126
Hurco Companies, Inc.	5,048	142,757
Hyster-Yale Materials Handling Class A	7,232	291,739
IDEX Corp.	57,034	10,279,238
Illinois Tool Works, Inc.	216,941	42,856,695
Ingersoll Rand, Inc. (a)	261,254	9,159,565
ITT, Inc.	64,988	4,081,896
John Bean Technologies Corp.	23,630	2,422,311
Kadant, Inc.	8,699	1,012,912
Kennametal, Inc.	61,847	1,794,800
L.B. Foster Co. Class A (a)	7,972	119,181
Lincoln Electric Holdings, Inc. (b)	44,848	4,337,250
Lindsay Corp.	8,216	821,025
LiqTech International, Inc. (a)(b)	9,476	65,384
Lydall, Inc. (a)	14,426	270,920
Manitex International, Inc. (a)	6,665	30,059
Manitowoc Co., Inc. (a)	27,304	257,204
Mayville Engineering Co., Inc. (a)	6,102	52,172
Meritor, Inc. (a)	56,053	1,275,766
Middleby Corp. (a)	41,871	4,099,171
Miller Industries, Inc.	9,113	285,875
Mueller Industries, Inc.	40,465	1,201,811
Mueller Water Products, Inc. Class A	120,212	1,298,290
Navistar International Corp. (a)	49,212	1,573,800
NN, Inc.	35,744	162,635
Nordson Corp.	38,744	7,225,369
Omega Flex, Inc. (b)	2,311	304,451
Oshkosh Corp.	51,246	3,946,454
Otis Worldwide Corp.	307,249	19,325,962
PACCAR, Inc.	261,069	22,410,163
Park-Ohio Holdings Corp.	7,009	110,882
Parker Hannifin Corp.	96,782	19,938,060
Pentair PLC	125,066	5,645,479
Proto Labs, Inc. (a)(b)	20,005	2,940,735
RBC Bearings, Inc. (a)	18,770	2,478,391
REV Group, Inc.	23,177	179,622
Rexnord Corp.	89,855	2,602,201
Snap-On, Inc.	40,967	6,074,177
SPX Corp. (a)	32,886	1,375,621
SPX Flow, Inc. (a)	31,724	1,379,360
Standex International Corp.	9,754	564,171
Stanley Black & Decker, Inc.	116,199	18,742,899
Tennant Co.	14,118	938,423
Terex Corp.	49,817	974,919
The L.S. Starrett Co. Class A (a)	1,425	4,859
The Shyft Group, Inc.	22,794	455,196
Timken Co.	50,659	2,745,211
Titan International, Inc. (b)	35,833	85,283
Toro Co.	81,076	6,103,401
TriMas Corp. (a)	34,652	876,003
Trinity Industries, Inc. (b)	71,887	1,471,527
Twin Disc, Inc. (a)	7,837	47,414
Wabash National Corp. (b)	41,315	504,456
Watts Water Technologies, Inc. Class A	20,394	1,952,726
Welbilt, Inc. (a)	99,796	736,494
Westinghouse Air Brake Co.	136,460	9,081,413
Woodward, Inc.	42,674	3,656,735
Xylem, Inc.	135,775	10,886,440
		450,996,738
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	61,104	161,315
Genco Shipping & Trading Ltd.	11,779	83,749
Kirby Corp. (a)	45,014	1,910,394
Matson, Inc.	32,009	1,282,601
		3,438,059
Professional Services - 0.5%
Acacia Research Corp. (a)	38,536	146,244
ASGN, Inc. (a)(b)	39,450	2,831,327
Barrett Business Services, Inc.	5,631	324,177
BG Staffing, Inc.	7,360	69,037
CBIZ, Inc. (a)	41,987	1,021,124
CoreLogic, Inc.	59,965	3,981,676
CoStar Group, Inc. (a)	29,701	25,204,269
CRA International, Inc.	5,861	249,151
DLH Holdings Corp. (a)	7,991	65,926
Equifax, Inc.	91,560	15,406,801
Exponent, Inc.	38,840	3,124,872
Forrester Research, Inc. (a)(b)	8,666	307,296
Franklin Covey Co. (a)	7,382	145,721
FTI Consulting, Inc. (a)	27,981	3,211,100
GP Strategies Corp. (a)(b)	9,374	90,553
Heidrick & Struggles International, Inc.	14,316	309,655
Hill International, Inc. (a)	25,210	37,059
Hudson Global, Inc. (a)	411	3,954
Huron Consulting Group, Inc. (a)	17,469	757,805
ICF International, Inc.	14,331	978,951
IHS Markit Ltd.	301,397	24,087,648
InnerWorkings, Inc. (a)	27,538	78,208
Insperity, Inc.	27,235	1,834,822
Kelly Services, Inc. Class A (non-vtg.)	24,341	462,236
Kforce, Inc.	14,769	507,167
Korn Ferry	42,083	1,283,532
Lightbridge Corp. (a)(b)	3,133	13,942
Manpower, Inc.	43,575	3,194,483
Mastech Digital, Inc. (a)	2,724	50,394
MISTRAS Group, Inc. (a)	16,633	79,173
Nielsen Holdings PLC	268,064	4,096,018
RCM Technologies, Inc. (a)	2,921	4,615
Red Violet, Inc. (a)(b)	4,848	100,790
Rekor Systems, Inc. (a)	8,607	55,946
Resources Connection, Inc.	24,303	298,684
Robert Half International, Inc.	86,455	4,599,406
TransUnion Holding Co., Inc.	143,137	12,412,841
TriNet Group, Inc. (a)	32,188	2,183,634
TrueBlue, Inc. (a)	29,593	500,714
Upwork, Inc. (a)	51,405	782,898
Verisk Analytics, Inc.	122,442	22,856,248
Volt Information Sciences, Inc. (a)(b)	1,842	2,100
Willdan Group, Inc. (a)	7,856	221,382
		137,973,579
Road & Rail - 1.0%
AMERCO	6,042	2,144,245
ArcBest Corp.	19,527	660,403
Avis Budget Group, Inc. (a)(b)	41,081	1,401,273
Covenant Transport Group, Inc. Class A (a)	11,934	218,750
CSX Corp.	577,329	44,142,575
Daseke, Inc. (a)(b)	50,318	309,456
Heartland Express, Inc.	36,374	752,396
HyreCar, Inc. (a)	13,458	50,333
J.B. Hunt Transport Services, Inc.	63,674	8,948,744
Kansas City Southern	71,640	13,041,346
Knight-Swift Transportation Holdings, Inc. Class A (b)	92,406	4,200,777
Landstar System, Inc.	28,934	3,850,826
Lyft, Inc. (a)	159,509	4,732,632
Marten Transport Ltd.	44,920	815,747
Norfolk Southern Corp.	193,187	41,058,033
Old Dominion Freight Lines, Inc.	71,155	14,386,118
P.A.M. Transportation Services, Inc. (a)	1,031	37,632
Patriot Transportation Holding, Inc.	2,215	19,005
Ryder System, Inc.	39,951	1,633,996
Saia, Inc. (a)	19,564	2,625,489
Schneider National, Inc. Class B	25,841	699,257
U.S. Xpress Enterprises, Inc. (a)	19,901	190,453
U.S.A. Truck, Inc. (a)	5,140	57,311
Uber Technologies, Inc. (a)	156,859	5,275,168
Union Pacific Corp.	512,109	98,550,256
Universal Logistics Holdings, Inc.	5,661	121,712
Werner Enterprises, Inc.	42,871	1,972,495
YRC Worldwide, Inc. (a)(b)	32,326	134,799
		252,031,227
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	202	477
Air Lease Corp. Class A	80,889	2,514,030
Alta Equipment Group, Inc. (a)	19,039	158,976
Applied Industrial Technologies, Inc.	29,468	1,774,268
Beacon Roofing Supply, Inc. (a)	51,482	1,744,725
BlueLinx Corp. (a)(b)	6,077	124,153
BMC Stock Holdings, Inc. (a)	50,116	2,000,631
CAI International, Inc.	11,617	253,367
DXP Enterprises, Inc. (a)	12,861	247,446
EVI Industries, Inc. (a)(b)	3,026	74,319
Fastenal Co.	432,363	21,125,256
Foundation Building Materials, Inc. (a)	13,388	217,287
GATX Corp. (b)	26,978	1,804,289
General Finance Corp. (a)	10,603	68,707
GMS, Inc. (a)	32,306	855,786
H&E Equipment Services, Inc.	24,206	490,414
HD Supply Holdings, Inc. (a)	122,036	4,839,948
Herc Holdings, Inc. (a)	18,493	757,288
Houston Wire & Cable Co. (a)	5,304	13,737
Huttig Building Products, Inc. (a)	6,730	15,816
India Globalization Capital, Inc. (a)(b)	24,839	29,807
Lawson Products, Inc. (a)	7,731	277,543
MRC Global, Inc. (a)	61,158	347,989
MSC Industrial Direct Co., Inc. Class A	34,251	2,257,141
Nesco Holdings, Inc. Class A (a)	8,270	33,080
Now, Inc. (a)	84,097	611,385
Rush Enterprises, Inc. Class A	24,438	1,180,844
SiteOne Landscape Supply, Inc. (a)	33,142	4,144,407
Systemax, Inc.	12,019	266,702
Titan Machinery, Inc. (a)	15,407	207,995
Transcat, Inc. (a)	5,369	157,902
Triton International Ltd.	40,019	1,443,085
United Rentals, Inc. (a)	54,338	9,620,543
Univar, Inc. (a)	103,382	1,880,519
Veritiv Corp. (a)	8,088	140,569
W.W. Grainger, Inc.	32,655	11,933,117
Watsco, Inc.	24,739	6,060,808
WESCO International, Inc. (a)	36,571	1,713,351
Willis Lease Finance Corp. (a)	2,400	51,312
		81,439,019
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	58,494	1,639,002

TOTAL INDUSTRIALS		2,235,062,690

INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	29,044	1,959,889
ADTRAN, Inc.	37,854	419,801
Applied Optoelectronics, Inc. (a)(b)	14,159	164,669
Arista Networks, Inc. (a)	40,495	9,048,608
Aviat Networks, Inc. (a)	1,636	35,468
BK Technologies Corp.	2,781	8,482
Blonder Tongue Laboratories, Inc. (a)	989	933
CalAmp Corp. (a)	23,277	190,173
Calix Networks, Inc. (a)	37,947	738,069
Cambium Networks Corp. (a)	2,697	35,196
Casa Systems, Inc. (a)	19,906	90,572
Ciena Corp. (a)	115,805	6,574,250
Cisco Systems, Inc.	3,200,249	135,114,513
Clearfield, Inc. (a)	10,207	179,643
ClearOne, Inc. (a)	9,941	26,145
CommScope Holding Co., Inc. (a)	145,989	1,503,687
Communications Systems, Inc.	2,700	12,609
Comtech Telecommunications Corp.	19,207	318,836
Digi International, Inc. (a)	21,720	295,826
Dzs, Inc. (a)	5,094	53,079
EchoStar Holding Corp. Class A (a)	35,011	1,028,623
EMCORE Corp. (a)	14,873	52,502
Extreme Networks, Inc. (a)	97,765	427,233
F5 Networks, Inc. (a)	45,944	6,079,770
Harmonic, Inc. (a)	75,239	443,910
Infinera Corp. (a)(b)	126,798	924,357
Inseego Corp. (a)(b)	54,747	628,496
InterDigital, Inc.	23,792	1,454,881
Juniper Networks, Inc.	249,761	6,244,025
KVH Industries, Inc. (a)	13,247	119,091
Lantronix, Inc. (a)	14,398	77,317
LRAD Corp. (a)(b)	22,929	114,645
Lumentum Holdings, Inc. (a)	56,438	4,853,668
Motorola Solutions, Inc.	128,226	19,842,974
NETGEAR, Inc. (a)	23,059	769,018
NetScout Systems, Inc. (a)	46,374	1,073,094
Network-1 Security Solutions, Inc.	6,331	13,928
Optical Cable Corp. (a)	166	402
PC-Tel, Inc.	12,410	78,679
Plantronics, Inc. (b)	25,202	311,497
Resonant, Inc. (a)(b)	33,189	88,615
Sonus Networks, Inc. (a)	67,313	288,100
Tessco Technologies, Inc.	4,410	27,210
Ubiquiti, Inc. (b)	8,988	1,633,569
ViaSat, Inc. (a)	43,508	1,729,878
Viavi Solutions, Inc. (a)	175,190	2,336,159
Westell Technologies, Inc. Class A (a)	5,599	6,159
xG Technology, Inc. (a)(b)	7,158	12,455
		207,430,703
Electronic Equipment & Components - 0.7%
Airgain, Inc. (a)	6,380	84,854
Akoustis Technologies, Inc. (a)(b)	20,818	165,087
Amphenol Corp. Class A	223,234	24,511,093
Applied DNA Sciences, Inc. (a)(b)	4,986	36,547
Arlo Technologies, Inc. (a)	62,183	356,309
Arrow Electronics, Inc. (a)	59,281	4,657,115
Avnet, Inc.	73,197	2,013,649
Badger Meter, Inc. (b)	22,193	1,369,086
Bel Fuse, Inc. Class B (non-vtg.)	7,813	93,912
Belden, Inc.	29,529	994,537
Benchmark Electronics, Inc.	29,123	571,102
CDW Corp.	107,262	12,190,326
ClearSign Combustion Corp. (a)(b)	11,155	25,545
Coda Octopus Group, Inc. (a)(b)	2,455	16,522
Cognex Corp.	129,407	8,953,670
Coherent, Inc. (a)	18,690	2,105,615
Corning, Inc.	572,163	18,572,411
CTS Corp. (b)	25,499	532,929
CUI Global, Inc. (a)	7,844	4,215
Daktronics, Inc.	29,851	131,941
Digital Ally, Inc. (a)	15,010	33,773
Dolby Laboratories, Inc. Class A	48,710	3,402,394
eMagin Corp. (a)(b)	38,702	51,474
ePlus, Inc. (a)	10,457	802,261
Fabrinet (a)	27,454	1,915,740
FARO Technologies, Inc. (a)	13,635	770,378
Fitbit, Inc. (a)	172,026	1,094,085
FLIR Systems, Inc.	98,737	3,643,395
Frequency Electronics, Inc. (a)	752	7,535
Identiv, Inc. (a)	10,382	64,057
IEC Electronics Corp. (a)	4,952	41,597
II-VI, Inc. (a)(b)	72,715	3,235,818
Insight Enterprises, Inc. (a)	27,079	1,619,460
Intellicheck, Inc. (a)	12,391	78,063
IPG Photonics Corp. (a)	26,780	4,331,129
Iteris, Inc. (a)	29,095	132,964
Itron, Inc. (a)	26,478	1,577,294
Jabil, Inc.	104,329	3,562,835
KEY Tronic Corp. (a)	5,878	48,317
Keysight Technologies, Inc. (a)	141,000	13,891,320
Kimball Electronics, Inc. (a)	18,049	243,391
Knowles Corp. (a)	65,717	989,698
LGL Group, Inc. (a)	2,530	20,847
LightPath Technologies, Inc. Class A (a)	20,018	49,444
Littelfuse, Inc.	18,229	3,296,532
Luna Innovations, Inc. (a)(b)	17,851	114,246
Methode Electronics, Inc. Class A	28,310	801,456
Micronet Enertec Technologies, Inc. (a)(b)	116	541
MicroVision, Inc. (a)(b)	92,914	146,804
MTS Systems Corp.	13,766	335,890
Napco Security Technolgies, Inc. (a)(b)	7,740	192,803
National Instruments Corp.	88,697	3,183,335
Neonode, Inc. (a)(b)	5,394	53,886
nLIGHT, Inc. (a)	25,606	598,156
Novanta, Inc. (a)	26,359	2,824,894
OSI Systems, Inc. (a)	13,047	1,027,451
Par Technology Corp. (a)(b)	9,339	348,718
PC Connection, Inc. (b)	8,744	387,272
Perceptron, Inc. (a)	3,877	16,245
Plexus Corp. (a)	22,438	1,706,859
Powerfleet, Inc. (a)	18,868	106,038
Research Frontiers, Inc. (a)(b)	15,712	36,452
RF Industries Ltd.	5,266	21,696
Richardson Electronics Ltd.	6,989	31,730
Rogers Corp. (a)	13,948	1,580,448
Sanmina Corp. (a)	50,304	1,423,603
ScanSource, Inc. (a)	19,678	485,850
SYNNEX Corp.	31,011	3,943,049
TE Connectivity Ltd.	248,670	24,021,522
Trimble, Inc. (a)	188,508	9,879,704
TTM Technologies, Inc. (a)	74,754	856,681
Vishay Intertechnology, Inc.	101,237	1,618,780
Vishay Precision Group, Inc. (a)	9,085	226,307
Wayside Technology Group, Inc.	363	9,021
Wireless Telecom Group, Inc. (a)	3,302	4,326
Wrap Technologies, Inc. (a)(b)	6,352	55,262
Zebra Technologies Corp. Class A (a)	40,024	11,468,077
		189,797,368
IT Services - 5.5%
Accenture PLC Class A	480,770	115,351,146
Akamai Technologies, Inc. (a)	122,464	14,258,484
Alliance Data Systems Corp.	31,662	1,428,273
Automatic Data Processing, Inc.	324,348	45,113,563
Black Knight, Inc. (a)	113,332	9,531,221
Booz Allen Hamilton Holding Corp. Class A	104,260	9,181,136
Brightcove, Inc. (a)	30,608	340,361
Broadridge Financial Solutions, Inc.	86,624	11,902,138
CACI International, Inc. Class A (a)	18,935	4,434,388
Cardtronics PLC (a)(b)	27,607	599,348
Cass Information Systems, Inc. (b)	9,620	376,719
Cognizant Technology Solutions Corp. Class A	407,710	27,259,491
Computer Task Group, Inc. (a)	7,607	36,514
Conduent, Inc. (a)	130,723	441,844
CSG Systems International, Inc.	25,807	1,098,604
CSP, Inc.	1,089	10,335
DXC Technology Co.	190,644	3,809,067
Endurance International Group Holdings, Inc. (a)	60,056	390,965
EPAM Systems, Inc. (a)	41,937	13,717,593
Euronet Worldwide, Inc. (a)	39,310	4,063,868
EVERTEC, Inc.	46,067	1,613,266
EVO Payments, Inc. Class A (a)	31,817	914,102
Exela Technologies, Inc. (a)(b)	24,050	10,291
ExlService Holdings, Inc. (a)	25,427	1,619,446
Fastly, Inc. Class A (a)(b)	14,483	1,344,602
Fidelity National Information Services, Inc.	466,418	70,359,155
Fiserv, Inc. (a)	424,444	42,266,134
FleetCor Technologies, Inc. (a)	63,220	15,896,669
Gartner, Inc. (a)	67,362	8,744,935
Genpact Ltd.	116,395	4,909,541
Global Payments, Inc.	225,742	39,870,552
GoDaddy, Inc. (a)	124,632	10,429,206
GreenSky, Inc. Class A (a)(b)	30,878	134,319
Grid Dynamics Holdings, Inc. (a)	17,364	128,841
GTT Communications, Inc. (a)(b)	22,906	114,072
Hackett Group, Inc.	21,435	270,295
i3 Verticals, Inc. Class A (a)	11,407	318,141
IBM Corp.	670,134	82,634,224
Information Services Group, Inc. (a)	18,737	38,505
Innodata, Inc. (a)	16,295	34,220
International Money Express, Inc. (a)	21,249	359,533
Jack Henry & Associates, Inc.	57,749	9,552,840
KBR, Inc.	106,723	2,667,008
Leidos Holdings, Inc.	100,840	9,125,012
Limelight Networks, Inc. (a)	89,990	510,243
Liveramp Holdings, Inc. (a)	48,902	2,730,688
ManTech International Corp. Class A	20,062	1,501,641
Marathon Patent Group, Inc. (a)(b)	13,508	33,500
MasterCard, Inc. Class A	667,076	238,939,952
Maximus, Inc.	46,354	3,594,753
ModusLink Global Solutions, Inc. (a)	9,148	6,084
MoneyGram International, Inc. (a)(b)	19,732	57,617
MongoDB, Inc. Class A (a)	27,291	6,380,636
NIC, Inc.	50,924	1,088,755
Okta, Inc. (a)	87,544	18,854,351
Paychex, Inc.	240,833	18,416,500
PayPal Holdings, Inc. (a)	886,077	180,883,759
Paysign, Inc. (a)(b)	23,055	148,474
Perficient, Inc. (a)	25,432	1,091,287
Perspecta, Inc.	102,424	2,127,346
PFSweb, Inc. (a)	14,318	120,987
PRG-Schultz International, Inc. (a)	10,780	59,506
Priority Technology Holdings, Inc. (a)	1,619	3,157
Repay Holdings Corp. (a)	27,278	690,133
Sabre Corp.	241,250	1,686,338
Science Applications International Corp.	37,712	3,147,444
ServiceSource International, Inc. (a)	54,218	81,598
Square, Inc. (a)	257,469	41,081,754
StarTek, Inc. (a)	9,134	45,670
Switch, Inc. Class A	44,231	760,773
Sykes Enterprises, Inc. (a)	30,027	994,044
The Western Union Co.	310,259	7,319,010
Ttec Holdings, Inc.	14,080	798,195
Twilio, Inc. Class A (a)	103,654	27,961,703
Unisys Corp. (a)(b)	39,489	460,442
VeriSign, Inc. (a)	76,668	16,468,286
Verra Mobility Corp. (a)	102,501	1,082,923
Virtusa Corp. (a)	22,801	901,552
Visa, Inc. Class A (b)	1,273,474	269,963,753
WEX, Inc. (a)	32,799	5,238,328
WidePoint Corp. (a)	21,123	10,878
		1,421,942,027
Semiconductors & Semiconductor Equipment - 4.6%
ACM Research, Inc. (a)	6,942	616,519
Advanced Energy Industries, Inc. (a)	28,590	2,119,091
Advanced Micro Devices, Inc. (a)	883,883	80,274,254
AEHR Test Systems (a)	18,714	33,311
Alpha & Omega Semiconductor Ltd. (a)	15,524	210,350
Ambarella, Inc. (a)	24,115	1,270,861
Amkor Technology, Inc. (a)	80,833	985,758
Amtech Systems, Inc. (a)	9,659	54,863
Analog Devices, Inc.	278,048	32,498,250
Applied Materials, Inc.	691,387	42,589,439
Atomera, Inc. (a)(b)	12,292	156,231
Axcelis Technologies, Inc. (a)	24,581	580,849
AXT, Inc. (a)	29,686	167,429
Broadcom, Inc.	301,776	104,761,538
Brooks Automation, Inc.	55,495	2,865,207
Cabot Microelectronics Corp.	21,866	3,329,973
Ceva, Inc. (a)	17,064	720,954
Cirrus Logic, Inc. (a)	43,883	2,658,871
Cohu, Inc.	31,055	534,146
Cree, Inc. (a)	81,452	5,139,621
CVD Equipment Corp. (a)	7,163	21,561
CyberOptics Corp. (a)	5,738	183,903
Diodes, Inc. (a)	31,099	1,519,497
DSP Group, Inc. (a)	17,184	246,419
Enphase Energy, Inc. (a)	61,380	4,740,377
Entegris, Inc.	101,550	6,792,680
Envision Solar International, Inc. (a)	2,716	37,644
Everspin Technologies, Inc. (a)	4,881	28,359
First Solar, Inc. (a)(b)	57,468	4,401,474
FormFactor, Inc. (a)	58,831	1,537,254
GSI Technology, Inc. (a)	11,507	73,185
Ichor Holdings Ltd. (a)	17,538	441,256
Impinj, Inc. (a)	11,203	273,913
Inphi Corp. (a)	36,399	4,148,758
Intel Corp.	3,195,733	162,822,596
Intest Corp. (a)	2,847	14,007
KLA-Tencor Corp.	116,964	23,993,995
Kopin Corp. (a)	54,545	82,363
Kulicke & Soffa Industries, Inc.	48,470	1,162,311
Lam Research Corp.	109,506	36,831,248
Lattice Semiconductor Corp. (a)	101,630	2,906,618
MACOM Technology Solutions Holdings, Inc. (a)	35,410	1,261,658
Marvell Technology Group Ltd.	500,422	19,406,365
Maxeon Solar Technologies Ltd. (a)(b)	807	16,769
Maxim Integrated Products, Inc.	201,201	13,770,196
MaxLinear, Inc. Class A (a)	49,991	1,217,281
Microchip Technology, Inc.	185,107	20,306,238
Micron Technology, Inc. (a)	839,360	38,199,274
MKS Instruments, Inc.	41,269	4,932,884
Monolithic Power Systems, Inc.	31,370	8,379,868
MoSys, Inc. (a)	89	143
NeoPhotonics Corp. (a)	32,215	214,552
NVE Corp.	3,653	195,180
NVIDIA Corp.	464,244	248,361,255
NXP Semiconductors NV	210,415	26,461,790
ON Semiconductor Corp. (a)	309,032	6,604,014
Onto Innovation, Inc. (a)	37,441	1,169,657
PDF Solutions, Inc. (a)	22,355	462,749
Photronics, Inc. (a)	51,902	520,577
Pixelworks, Inc. (a)	27,639	63,017
Power Integrations, Inc.	44,897	2,512,885
Qorvo, Inc. (a)	86,596	11,107,669
Qualcomm, Inc.	848,897	101,103,633
QuickLogic Corp. (a)	6,639	21,245
Rambus, Inc. (a)	83,910	1,126,911
Rubicon Technology, Inc. (a)	738	6,111
Semtech Corp. (a)	48,904	2,868,220
Silicon Laboratories, Inc. (a)	32,841	3,363,247
SiTime Corp. (b)	3,398	223,860
Skyworks Solutions, Inc.	125,754	18,215,467
SMART Global Holdings, Inc. (a)(b)	10,275	258,930
SolarEdge Technologies, Inc. (a)	37,434	8,278,529
SunPower Corp. (a)(b)	66,463	743,721
Synaptics, Inc. (a)	25,491	2,175,147
Teradyne, Inc.	124,997	10,620,995
Texas Instruments, Inc.	692,684	98,465,031
Ultra Clean Holdings, Inc. (a)	30,738	753,696
Universal Display Corp.	32,063	5,627,057
Veeco Instruments, Inc. (a)	38,941	463,008
Xilinx, Inc.	183,431	19,106,173
		1,212,411,935
Software - 9.5%
2U, Inc. (a)(b)	53,127	2,198,927
8x8, Inc. (a)	77,544	1,308,943
A10 Networks, Inc. (a)	44,864	383,587
ACI Worldwide, Inc. (a)	86,959	2,554,855
Adobe, Inc. (a)	363,615	186,676,305
Agilysys, Inc. (a)(b)	14,979	380,017
Alarm.com Holdings, Inc. (a)	31,848	1,906,740
Altair Engineering, Inc. Class A (a)(b)	29,473	1,238,455
Alteryx, Inc. Class A (a)(b)	37,552	4,537,408
American Software, Inc. Class A	23,296	329,871
Anaplan, Inc. (a)	67,169	4,114,101
ANSYS, Inc. (a)	64,787	21,963,441
AppFolio, Inc. (a)	10,982	1,845,305
Appian Corp. Class A (a)(b)	25,976	1,590,770
Aspen Technology, Inc. (a)	51,061	6,486,279
Asure Software, Inc. (a)(b)	10,107	68,020
AudioEye, Inc. (a)	1,799	34,271
Autodesk, Inc. (a)	165,407	40,640,500
Avalara, Inc. (a)	54,646	7,235,677
Avaya Holdings Corp. (a)	61,605	956,110
Benefitfocus, Inc. (a)	20,955	216,675
Bill.Com Holdings, Inc. (a)	16,142	1,597,735
Blackbaud, Inc.	37,200	2,375,220
BlackLine, Inc. (a)	32,708	2,857,698
Bottomline Technologies, Inc. (a)	28,254	1,345,738
Box, Inc. Class A (a)	113,318	2,224,432
BSQUARE Corp. (a)	3,297	5,176
Cadence Design Systems, Inc. (a)	210,577	23,355,095
CDK Global, Inc.	91,725	4,276,220
Cerence, Inc. (a)(b)	27,824	1,480,237
Ceridian HCM Holding, Inc. (a)	82,053	6,524,855
ChannelAdvisor Corp. (a)	20,038	337,039
Citrix Systems, Inc.	87,521	12,708,049
Cleanspark, Inc. (a)(b)	6,832	68,867
Cloudera, Inc. (a)	195,599	2,583,863
Cloudflare, Inc. (a)	30,991	1,185,716
CommVault Systems, Inc. (a)	31,878	1,378,086
Cornerstone OnDemand, Inc. (a)	41,686	1,470,265
Coupa Software, Inc. (a)	50,237	16,464,674
Crowdstrike Holdings, Inc. (a)	15,644	1,966,920
Datadog, Inc. Class A (a)	21,174	1,769,088
Digimarc Corp. (a)(b)	8,712	139,218
Digital Turbine, Inc. (a)	49,750	1,203,453
DocuSign, Inc. (a)	98,049	21,864,927
Domo, Inc. Class B (a)	17,199	700,343
Dropbox, Inc. Class A (a)	168,795	3,573,390
Dynatrace, Inc.	137,680	6,089,586
Ebix, Inc. (b)	17,098	394,451
eGain Communications Corp. (a)	13,324	178,275
Elastic NV (a)	25,280	2,744,902
Envestnet, Inc. (a)	40,370	3,350,306
Everbridge, Inc. (a)(b)	25,843	3,840,528
Evolving Systems, Inc. (a)	1,466	1,554
Fair Isaac Corp. (a)	21,882	9,207,727
FireEye, Inc. (a)(b)	167,478	2,458,577
Five9, Inc. (a)	46,712	5,952,977
Fortinet, Inc. (a)	101,190	13,357,586
GlowPoint, Inc. (a)(b)	553	1,222
GSE Systems, Inc. (a)	114	106
GTY Govtech, Inc. (a)(b)	29,444	96,135
Guidewire Software, Inc. (a)	62,597	7,030,269
HubSpot, Inc. (a)	30,943	9,272,998
Intelligent Systems Corp. (a)(b)	4,482	168,478
Intuit, Inc.	196,820	67,979,660
Inuvo, Inc. (a)(b)	2,842	1,201
j2 Global, Inc. (a)(b)	34,123	2,388,269
LivePerson, Inc. (a)(b)	46,273	2,760,647
Majesco (a)	8,690	138,953
Manhattan Associates, Inc. (a)	47,813	4,649,814
Marin Software, Inc. (a)	420	571
Medallia, Inc. (a)(b)	20,833	753,946
Microsoft Corp.	5,723,560	1,290,834,487
MicroStrategy, Inc. Class A (a)	5,658	817,242
Mitek Systems, Inc. (a)	31,489	399,595
MobileIron, Inc. (a)	71,942	469,781
Model N, Inc. (a)	20,410	802,521
Net Element International, Inc. (a)	2,799	18,697
NetSol Technologies, Inc. (a)	4,917	14,505
New Relic, Inc. (a)	38,364	2,356,701
Nortonlifelock, Inc.	409,104	9,622,126
Nuance Communications, Inc. (a)	212,255	6,359,160
Nutanix, Inc. Class A (a)	113,620	3,262,030
NXT-ID, Inc. (a)	9,811	3,787
Onespan, Inc. (a)	24,677	531,789
Oracle Corp.	1,571,026	89,894,108
Pagerduty, Inc. (a)	6,782	221,568
Palo Alto Networks, Inc. (a)	72,857	18,754,120
Parametric Technology Corp. (a)	78,777	7,201,006
Pareteum Corp. (a)(b)	109,479	74,446
Park City Group, Inc. (a)	5,806	28,798
Paycom Software, Inc. (a)	36,376	10,893,157
Paylocity Holding Corp. (a)	27,115	3,992,684
Pegasystems, Inc.	28,866	3,708,415
Phunware, Inc. (a)(b)	20,350	21,978
Ping Identity Holding Corp. (a)	23,392	806,322
Pluralsight, Inc. (a)(b)	74,551	1,426,906
Progress Software Corp.	34,404	1,303,568
Proofpoint, Inc. (a)	43,268	4,745,202
PROS Holdings, Inc. (a)	31,032	1,210,248
Q2 Holdings, Inc. (a)(b)	36,818	3,582,023
QAD, Inc.:
Class A	8,438	383,760
Class B	1,267	42,635
Qualys, Inc. (a)	25,275	2,682,689
Qumu Corp. (a)	12,019	64,061
Rapid7, Inc. (a)	34,458	2,224,953
RealNetworks, Inc. (a)	8,452	10,988
RealPage, Inc. (a)	65,994	4,132,544
Rimini Street, Inc. (a)	12,632	55,328
RingCentral, Inc. (a)	58,047	16,878,326
Riot Blockchain, Inc. (a)(b)	26,245	91,858
SailPoint Technologies Holding, Inc. (a)	64,330	2,523,666
Salesforce.com, Inc. (a)	680,036	185,411,815
SeaChange International, Inc. (a)	22,733	30,462
SecureWorks Corp. (a)(b)	7,771	100,479
ServiceNow, Inc. (a)	143,928	69,376,175
SharpSpring, Inc. (a)	7,022	77,102
ShotSpotter, Inc. (a)(b)	6,245	187,100
Slack Technologies, Inc. Class A (a)(b)	48,053	1,578,061
Smartsheet, Inc. (a)	69,208	3,773,912
Smith Micro Software, Inc. (a)(b)	20,881	80,183
SolarWinds, Inc. (a)	50,161	1,054,886
Splunk, Inc. (a)	119,778	26,270,909
Sprout Social, Inc. (a)	6,768	262,260
SPS Commerce, Inc. (a)	26,163	2,089,900
SS&C Technologies Holdings, Inc.	168,663	10,747,206
Support.com, Inc.	11,561	22,660
SurveyMonkey (a)	70,774	1,761,565
Synacor, Inc. (a)	5,906	6,851
Synchronoss Technologies, Inc. (a)	29,849	131,037
Synopsys, Inc. (a)	113,782	25,179,957
TeleNav, Inc. (a)	24,075	110,504
Tenable Holdings, Inc. (a)	39,293	1,478,989
Teradata Corp. (a)(b)	81,420	1,982,577
The Trade Desk, Inc. (a)	30,835	14,840,886
Tyler Technologies, Inc. (a)	29,994	10,357,228
Upland Software, Inc. (a)	15,771	618,539
Varonis Systems, Inc. (a)	24,057	2,971,761
Verb Technology Co., Inc. (a)	14,205	16,620
Verint Systems, Inc. (a)	47,961	2,281,025
Veritone, Inc. (a)(b)	17,828	147,438
VirnetX Holding Corp. (b)	46,429	230,752
VMware, Inc. Class A (a)(b)	60,207	8,696,299
Workday, Inc. Class A (a)	123,430	29,587,405
Workiva, Inc. (a)	28,807	1,699,613
Xperi Holding Corp.	90,268	1,131,058
Yext, Inc. (a)(b)	72,401	1,437,884
Zendesk, Inc. (a)	86,200	8,307,956
Zix Corp. (a)	43,880	265,913
Zoom Video Communications, Inc. Class A (a)	21,484	6,984,448
Zscaler, Inc. (a)	49,730	7,128,298
Zuora, Inc. (a)	59,262	805,371
		2,464,612,161
Technology Hardware, Storage & Peripherals - 6.4%
3D Systems Corp. (a)(b)	90,205	495,225
Apple, Inc.	12,299,874	1,587,175,700
Astro-Med, Inc.	3,839	26,297
Avid Technology, Inc. (a)	26,861	217,574
Boxlight Corp. (a)(b)	24,762	42,095
Dell Technologies, Inc. (a)	116,804	7,718,408
Diebold Nixdorf, Inc. (a)(b)	59,446	495,780
Eastman Kodak Co. (a)(b)	21,104	126,202
Hewlett Packard Enterprise Co.	966,806	9,349,014
HP, Inc.	1,078,568	21,086,004
Immersion Corp. (a)	26,895	255,771
Intevac, Inc. (a)	20,748	124,488
NCR Corp. (a)	95,345	1,948,852
NetApp, Inc.	166,805	7,904,889
One Stop Systems, Inc. (a)	2,319	5,890
Pure Storage, Inc. Class A (a)	174,954	2,669,798
Quantum Corp. (a)	30,535	166,721
Seagate Technology LLC	170,519	8,183,207
Sonim Technologies, Inc. (a)	3,914	3,436
Super Micro Computer, Inc. (a)	32,366	886,505
Transact Technologies, Inc.	2,972	15,989
Western Digital Corp.	226,060	8,685,225
Xerox Holdings Corp.	140,048	2,641,305
		1,660,224,375

TOTAL INFORMATION TECHNOLOGY		7,156,418,569

MATERIALS - 2.7%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc.	11,528	44,613
AdvanSix, Inc. (a)	21,431	272,817
AgroFresh Solutions, Inc. (a)	13,102	32,493
Air Products & Chemicals, Inc.	166,705	48,721,203
Albemarle Corp. U.S.	80,225	7,301,277
American Vanguard Corp.	21,724	307,395
Amyris, Inc. (a)(b)	59,848	196,301
Ashland Global Holdings, Inc.	45,590	3,359,527
Axalta Coating Systems Ltd. (a)	158,346	3,776,552
Balchem Corp.	24,208	2,365,122
Cabot Corp.	41,764	1,545,686
Celanese Corp. Class A	89,274	9,030,065
CF Industries Holdings, Inc.	161,372	5,265,568
Chase Corp.	5,640	550,295
Core Molding Technologies, Inc. (a)	3,200	19,520
Corteva, Inc.	564,122	16,105,683
Dow, Inc.	558,326	25,191,669
DuPont de Nemours, Inc.	553,238	30,848,551
Eastman Chemical Co.	102,676	7,506,642
Ecolab, Inc.	186,717	36,798,186
Element Solutions, Inc. (a)	169,619	1,823,404
Ferro Corp. (a)	62,926	784,687
Flotek Industries, Inc. (a)(b)	29,992	68,682
FMC Corp.	97,767	10,447,382
FutureFuel Corp.	19,502	235,974
GCP Applied Technologies, Inc. (a)	41,656	1,085,555
H.B. Fuller Co.	38,266	1,843,273
Hawkins, Inc.	7,565	379,914
Huntsman Corp.	147,520	3,189,382
Ingevity Corp. (a)	31,722	1,781,825
Innospec, Inc.	18,671	1,394,537
International Flavors & Fragrances, Inc. (b)	80,670	9,986,139
Intrepid Potash, Inc. (a)	6,779	63,316
Koppers Holdings, Inc. (a)	15,467	372,136
Kraton Performance Polymers, Inc. (a)	25,863	363,117
Kronos Worldwide, Inc. (b)	15,730	196,468
Linde PLC	396,569	99,039,142
Livent Corp. (a)(b)	111,280	943,654
Loop Industries, Inc. (a)(b)	11,462	126,311
LSB Industries, Inc. (a)	15,618	34,047
LyondellBasell Industries NV Class A	193,648	12,680,071
Marrone Bio Innovations, Inc. (a)(b)	23,639	30,022
Minerals Technologies, Inc.	26,691	1,354,568
NewMarket Corp.	5,454	2,031,560
Northern Technologies International Corp.	7,022	58,353
Olin Corp.	120,997	1,361,216
PolyOne Corp.	68,029	1,736,100
PPG Industries, Inc.	178,006	21,431,922
PQ Group Holdings, Inc. (a)	29,480	343,442
Quaker Chemical Corp. (b)	9,720	1,846,800
Rayonier Advanced Materials, Inc. (a)	43,126	136,278
RPM International, Inc.	97,937	8,302,119
Sensient Technologies Corp.	31,486	1,738,657
Sherwin-Williams Co.	61,008	40,939,418
Stepan Co.	14,897	1,717,475
The Chemours Co. LLC	123,068	2,542,585
The Mosaic Co.	262,395	4,783,461
The Scotts Miracle-Gro Co. Class A	29,737	5,011,577
Trecora Resources (a)	15,967	95,962
Tredegar Corp.	19,677	333,132
Trinseo SA	29,891	744,585
Tronox Holdings PLC	71,680	642,253
Valhi, Inc.	1,779	24,835
Valvoline, Inc.	139,560	2,847,024
Venator Materials PLC (a)	32,002	68,804
W.R. Grace & Co.	41,862	1,704,202
Westlake Chemical Corp.	26,142	1,550,743
		449,455,274
Construction Materials - 0.1%
Eagle Materials, Inc.	31,143	2,546,563
Forterra, Inc. (a)	16,408	217,406
Martin Marietta Materials, Inc.	46,967	9,528,195
Summit Materials, Inc. (a)	84,800	1,262,672
Tecnoglass, Inc.	17,042	93,901
U.S. Concrete, Inc. (a)	12,319	328,794
United States Lime & Minerals, Inc.	1,583	145,842
Vulcan Materials Co.	99,890	11,986,800
		26,110,173
Containers & Packaging - 0.4%
Amcor PLC	1,187,179	13,130,200
Aptargroup, Inc.	48,610	5,754,938
Avery Dennison Corp.	62,929	7,261,377
Ball Corp.	246,172	19,784,844
Berry Global Group, Inc. (a)	99,995	5,153,742
Crown Holdings, Inc. (a)	101,815	7,824,483
Graphic Packaging Holding Co.	211,133	2,951,639
Greif, Inc.:
Class A	22,931	845,007
Class B	2,138	87,722
International Paper Co.	294,962	10,698,272
Myers Industries, Inc.	28,634	438,100
O-I Glass, Inc. (b)	116,626	1,268,891
Packaging Corp. of America	71,536	7,242,305
Ranpak Holdings Corp. (A Shares) (a)	28,804	257,508
Sealed Air Corp.	117,388	4,613,348
Silgan Holdings, Inc.	58,956	2,243,865
Sonoco Products Co.	75,351	3,995,864
UFP Technologies, Inc. (a)	5,378	221,627
WestRock Co.	194,653	5,903,825
		99,677,557
Metals & Mining - 0.4%
Alcoa Corp. (a)	143,773	2,101,961
Allegheny Technologies, Inc. (a)	94,694	788,801
Ampco-Pittsburgh Corp. (a)	3,070	10,622
Ampco-Pittsburgh Corp. rights 9/16/20 (a)(c)	3,070	215
Arconic Rolled Products Corp. (a)	73,309	1,631,125
Carpenter Technology Corp.	36,278	762,926
Century Aluminum Co. (a)	40,680	401,512
Cleveland-Cliffs, Inc. (b)	297,923	1,960,333
Coeur d'Alene Mines Corp. (a)	182,780	1,546,319
Commercial Metals Co.	88,650	1,850,126
Compass Minerals International, Inc.	25,194	1,434,294
Comstock Mining, Inc. (a)	668	762
Contura Energy, Inc. (a)	13,621	56,391
Freeport-McMoRan, Inc.	1,095,207	17,096,181
Friedman Industries	589	3,569
General Moly, Inc. (a)	17,839	2,230
Gold Resource Corp. (b)	48,979	194,936
Golden Minerals Co. (a)(b)	20,934	9,751
Haynes International, Inc.	10,126	189,761
Hecla Mining Co.	394,355	2,374,017
Kaiser Aluminum Corp.	12,077	776,310
Materion Corp.	15,613	852,314
McEwen Mining, Inc. (a)(b)	249,862	314,826
Newmont Corp.	605,821	40,759,637
Nucor Corp.	227,179	10,327,557
Olympic Steel, Inc.	8,021	88,231
Paramount Gold Nevada Corp. (a)(b)	2,346	2,862
Ramaco Resources, Inc. (a)(b)	1,114	3,364
Reliance Steel & Aluminum Co.	47,988	5,032,502
Royal Gold, Inc.	49,520	6,750,566
Ryerson Holding Corp. (a)	10,387	57,232
Schnitzer Steel Industries, Inc. Class A	20,840	411,382
Solitario Exploration & Royalty Corp. (a)	5,340	1,866
Steel Dynamics, Inc.	158,398	4,675,909
SunCoke Energy, Inc.	66,812	239,187
Synalloy Corp. (a)	5,467	34,497
TimkenSteel Corp. (a)	26,515	99,962
U.S. Antimony Corp. (a)	7,358	3,673
United States Steel Corp. (b)	167,442	1,311,071
Universal Stainless & Alloy Products, Inc. (a)	6,628	44,540
Warrior Metropolitan Coal, Inc.	38,403	594,094
Worthington Industries, Inc.	28,526	1,184,685
		105,982,099
Paper & Forest Products - 0.1%
Boise Cascade Co.	29,891	1,369,008
Clearwater Paper Corp. (a)	12,663	426,237
Domtar Corp.	40,943	1,167,694
Louisiana-Pacific Corp.	84,400	2,780,136
Mercer International, Inc. (SBI)	29,156	244,327
Neenah, Inc.	12,881	570,371
P.H. Glatfelter Co.	32,208	482,798
Resolute Forest Products (a)	63,420	299,977
Schweitzer-Mauduit International, Inc.	23,581	715,212
Verso Corp.	25,649	336,258
		8,392,018

TOTAL MATERIALS		689,617,121

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust (SBI)	66,747	756,911
Agree Realty Corp.	41,081	2,749,141
Alexander & Baldwin, Inc.	52,423	634,843
Alexanders, Inc.	1,634	416,784
Alexandria Real Estate Equities, Inc.	95,555	16,089,551
Alpine Income Property Trust, Inc.	8,494	123,248
American Assets Trust, Inc.	37,156	949,336
American Campus Communities, Inc.	104,041	3,526,990
American Finance Trust, Inc.	82,261	562,254
American Homes 4 Rent Class A	194,230	5,562,747
American Tower Corp.	334,666	83,382,034
Americold Realty Trust	151,763	5,820,111
Apartment Investment & Management Co. Class A	112,651	4,058,816
Apple Hospitality (REIT), Inc.	156,792	1,594,575
Armada Hoffler Properties, Inc.	44,226	446,683
Ashford Hospitality Trust, Inc.	5,542	17,069
AvalonBay Communities, Inc.	106,339	16,807,942
Bluerock Residential Growth (REIT), Inc.	15,205	112,669
Boston Properties, Inc.	109,056	9,473,695
Braemar Hotels & Resorts, Inc.	25,106	60,003
Brandywine Realty Trust (SBI)	127,037	1,413,922
Brixmor Property Group, Inc.	222,892	2,630,126
BRT Realty Trust	8,482	113,235
Camden Property Trust (SBI)	73,943	6,724,376
CareTrust (REIT), Inc.	71,844	1,391,618
CatchMark Timber Trust, Inc.	36,441	361,859
CBL & Associates Properties, Inc. (a)(b)	119,746	22,273
Cedar Realty Trust, Inc.	76,923	64,631
Chatham Lodging Trust	35,954	248,802
CIM Commercial Trust Corp.	595	6,146
City Office REIT, Inc.	42,540	342,022
Clipper Realty, Inc.	10,967	73,150
Colony Capital, Inc.	377,489	1,022,995
Columbia Property Trust, Inc.	84,843	1,001,147
Community Healthcare Trust, Inc.	16,159	754,625
Condor Hospitality Trust, Inc.	1,704	7,838
CoreCivic, Inc.	88,462	823,581
CorEnergy Infrastructure Trust, Inc.	10,738	95,998
CorePoint Lodging, Inc.	32,920	186,986
CoreSite Realty Corp.	30,538	3,739,378
Corporate Office Properties Trust (SBI)	84,434	2,080,454
Cousins Properties, Inc.	112,626	3,361,886
Crown Castle International Corp.	314,662	51,368,572
CubeSmart	147,176	4,653,705
CyrusOne, Inc.	87,167	7,281,060
DiamondRock Hospitality Co.	151,743	804,238
Digital Realty Trust, Inc. (b)	202,577	31,531,110
Diversified Healthcare Trust (SBI)	191,112	726,226
Douglas Emmett, Inc.	125,735	3,510,521
Duke Realty Corp.	278,218	10,725,304
Easterly Government Properties, Inc.	58,798	1,422,324
EastGroup Properties, Inc.	29,619	3,944,066
Empire State Realty Trust, Inc.	114,831	723,435
EPR Properties	59,171	1,911,815
Equinix, Inc.	66,850	52,796,793
Equity Commonwealth	92,965	2,918,171
Equity Lifestyle Properties, Inc.	138,054	9,151,600
Equity Residential (SBI)	264,031	14,904,550
Essential Properties Realty Trust, Inc.	69,196	1,174,256
Essex Property Trust, Inc.	49,443	10,704,904
Extra Space Storage, Inc.	97,726	10,412,705
Farmland Partners, Inc.	20,151	134,810
Federal Realty Investment Trust (SBI)	53,163	4,212,636
First Industrial Realty Trust, Inc.	96,777	4,127,539
Four Corners Property Trust, Inc.	52,567	1,327,317
Franklin Street Properties Corp.	87,033	385,556
Front Yard Residential Corp. Class B	37,961	370,120
Gaming & Leisure Properties	156,349	5,683,286
Getty Realty Corp.	26,760	783,800
Gladstone Commercial Corp.	27,193	533,255
Gladstone Land Corp.	13,890	218,629
Global Medical REIT, Inc.	31,152	398,434
Global Net Lease, Inc.	68,967	1,206,923
Government Properties Income Trust	37,072	883,796
Healthcare Realty Trust, Inc.	102,724	2,963,587
Healthcare Trust of America, Inc.	166,356	4,390,135
Healthpeak Properties, Inc.	406,122	11,225,212
Hersha Hospitality Trust	26,952	173,301
Highwoods Properties, Inc. (SBI)	78,904	2,939,963
Hospitality Properties Trust (SBI)	124,850	1,025,019
Host Hotels & Resorts, Inc.	531,667	5,970,620
Hudson Pacific Properties, Inc.	116,134	2,726,826
Independence Realty Trust, Inc.	73,660	862,559
Industrial Logistics Properties Trust	50,866	1,097,180
Investors Real Estate Trust	9,062	644,308
Invitation Homes, Inc.	411,573	11,783,335
Iron Mountain, Inc.	217,932	6,557,574
iStar Financial, Inc.	56,580	700,460
JBG SMITH Properties	89,297	2,470,848
Jernigan Capital, Inc.	17,737	305,786
Kilroy Realty Corp.	80,341	4,701,555
Kimco Realty Corp.	326,080	3,909,699
Kite Realty Group Trust	64,976	730,330
Lamar Advertising Co. Class A	65,182	4,512,550
Lexington Corporate Properties Trust	208,030	2,365,301
Life Storage, Inc.	35,754	3,769,544
LTC Properties, Inc.	30,482	1,112,288
Mack-Cali Realty Corp.	68,735	868,123
Medical Properties Trust, Inc.	400,335	7,438,224
Mid-America Apartment Communities, Inc.	86,738	10,158,755
Monmouth Real Estate Investment Corp. Class A	75,059	1,089,106
National Health Investors, Inc.	33,561	2,089,172
National Retail Properties, Inc.	129,968	4,606,066
National Storage Affiliates Trust	46,592	1,598,572
New Senior Investment Group, Inc.	59,322	259,830
NexPoint Residential Trust, Inc.	17,280	715,392
Omega Healthcare Investors, Inc.	171,281	5,304,573
One Liberty Properties, Inc.	12,744	244,175
Outfront Media, Inc.	108,499	1,836,888
Paramount Group, Inc.	138,936	1,028,126
Park Hotels & Resorts, Inc.	180,996	1,717,652
Pebblebrook Hotel Trust	97,156	1,226,109
Pennsylvania Real Estate Investment Trust (SBI) (b)	40,528	44,581
Physicians Realty Trust	154,512	2,804,393
Piedmont Office Realty Trust, Inc. Class A	96,306	1,474,445
Plymouth Industrial REIT, Inc.	10,876	145,195
Postal Realty Trust, Inc.	4,907	74,586
Potlatch Corp.	50,209	2,311,622
Power (REIT) (a)	194	3,948
Preferred Apartment Communities, Inc. Class A	36,682	242,101
Prologis (REIT), Inc.	557,703	56,807,628
PS Business Parks, Inc.	15,213	1,919,881
Public Storage	113,629	24,134,800
QTS Realty Trust, Inc. Class A	46,189	3,132,538
Ramco-Gershenson Properties Trust (SBI)	62,078	363,777
Rayonier, Inc.	104,314	3,054,314
Realty Income Corp.	259,394	16,090,210
Regency Centers Corp.	128,168	5,089,551
Retail Opportunity Investments Corp.	89,851	1,000,042
Retail Properties America, Inc.	163,482	1,031,571
Retail Value, Inc.	10,717	136,213
Rexford Industrial Realty, Inc.	93,447	4,483,587
RLJ Lodging Trust	122,601	1,157,353
Ryman Hospitality Properties, Inc.	41,185	1,571,620
Sabra Health Care REIT, Inc.	154,499	2,291,220
Safety Income and Growth, Inc.	10,176	564,463
Saul Centers, Inc.	9,729	272,607
SBA Communications Corp. Class A	84,283	25,796,498
Seritage Growth Properties (a)(b)	27,967	392,377
Simon Property Group, Inc.	230,657	15,650,077
SITE Centers Corp.	114,745	861,735
SL Green Realty Corp.	57,466	2,687,110
Sotherly Hotels, Inc.	14,233	28,751
Spirit Realty Capital, Inc.	77,380	2,747,764
Stag Industrial, Inc.	113,633	3,670,346
Store Capital Corp.	168,097	4,545,343
Summit Hotel Properties, Inc.	80,387	473,479
Sun Communities, Inc.	74,225	11,065,463
Sunstone Hotel Investors, Inc.	159,328	1,327,202
Tanger Factory Outlet Centers, Inc. (b)	70,286	399,927
Taubman Centers, Inc.	46,475	1,779,993
Terreno Realty Corp.	51,614	3,078,259
The GEO Group, Inc.	90,785	1,013,161
The Macerich Co. (b)	91,577	726,206
UDR, Inc.	223,583	7,782,924
UMH Properties, Inc.	28,696	417,240
Uniti Group, Inc.	145,602	1,429,812
Universal Health Realty Income Trust (SBI)	9,813	654,723
Urban Edge Properties	88,021	929,502
Urstadt Biddle Properties, Inc. Class A	25,491	237,066
Ventas, Inc.	281,412	11,596,989
VEREIT, Inc.	813,430	5,466,250
VICI Properties, Inc.	354,182	7,912,426
Vornado Realty Trust	119,646	4,286,916
Washington Prime Group, Inc. (b)	133,349	90,677
Washington REIT (SBI)	60,616	1,329,915
Weingarten Realty Investors (SBI)	89,366	1,561,224
Welltower, Inc.	314,954	18,116,154
Weyerhaeuser Co.	562,891	17,061,226
Wheeler REIT, Inc. (a)(b)	1,996	5,649
Whitestone REIT Class B	29,169	187,557
WP Carey, Inc.	130,453	9,049,525
Xenia Hotels & Resorts, Inc.	86,393	775,809
		833,000,170
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	6,401	72,139
CBRE Group, Inc. (a)	252,924	11,895,016
CTO Realty Growth, Inc.	3,747	158,011
eXp World Holdings, Inc. (a)	18,193	809,225
Forestar Group, Inc. (a)	12,907	229,357
FRP Holdings, Inc. (a)	5,399	221,791
Griffin Industrial Realty, Inc.	1,471	78,228
Howard Hughes Corp. (a)	33,763	1,995,731
Jones Lang LaSalle, Inc.	38,942	4,012,584
Kennedy-Wilson Holdings, Inc.	92,412	1,320,567
Marcus & Millichap, Inc. (a)	17,867	504,028
Maui Land & Pineapple, Inc. (a)	5,834	68,024
Newmark Group, Inc.	119,894	531,130
RE/MAX Holdings, Inc.	13,673	480,469
Realogy Holdings Corp.	85,786	950,509
Redfin Corp. (a)	66,731	3,174,394
Stratus Properties, Inc. (a)	5,592	109,603
Tejon Ranch Co. (a)	15,552	222,549
The RMR Group, Inc.	11,882	335,310
The St. Joe Co. (a)(b)	24,119	559,802
Transcontinental Realty Investors, Inc. (a)	4,238	97,474
Trinity Place Holdings, Inc. (a)	22,659	32,402
		27,858,343

TOTAL REAL ESTATE		860,858,513

UTILITIES - 2.7%
Electric Utilities - 1.6%
Allete, Inc.	38,251	2,064,024
Alliant Energy Corp.	189,346	10,253,086
American Electric Power Co., Inc.	374,336	29,508,907
Avangrid, Inc. (b)	42,982	2,064,855
Duke Energy Corp.	554,920	44,582,273
Edison International	285,075	14,960,736
Entergy Corp.	151,044	14,974,502
Evergy, Inc.	171,276	9,115,309
Eversource Energy	253,855	21,757,912
Exelon Corp.	735,044	27,130,474
FirstEnergy Corp.	408,544	11,680,273
Genie Energy Ltd. Class B (b)	15,349	135,685
Hawaiian Electric Industries, Inc. (b)	82,437	2,853,145
IDACORP, Inc.	38,219	3,435,888
MGE Energy, Inc.	26,742	1,737,963
NextEra Energy, Inc.	369,467	103,144,102
NRG Energy, Inc.	184,923	6,363,200
OGE Energy Corp.	151,374	4,822,776
Otter Tail Corp.	30,736	1,194,094
Pinnacle West Capital Corp.	85,217	6,250,667
PNM Resources, Inc. (b)	59,916	2,617,131
Portland General Electric Co.	67,409	2,571,653
PPL Corp.	579,922	16,023,245
Southern Co.	797,208	41,598,313
Spark Energy, Inc. Class A, (b)	7,247	66,600
Xcel Energy, Inc.	396,366	27,537,528
		408,444,341
Gas Utilities - 0.1%
Atmos Energy Corp.	92,669	9,250,220
Chesapeake Utilities Corp.	11,663	954,033
National Fuel Gas Co.	68,126	3,109,271
New Jersey Resources Corp.	70,515	2,125,322
Northwest Natural Holding Co. (b)	23,333	1,192,550
ONE Gas, Inc.	39,515	2,928,852
RGC Resources, Inc.	5,280	123,130
South Jersey Industries, Inc.	70,203	1,554,996
Southwest Gas Holdings, Inc.	41,375	2,601,246
Spire, Inc.	38,227	2,225,194
UGI Corp.	156,766	5,413,130
		31,477,944
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	18,172	438,854
Class C (b)	64,757	1,651,951
Ormat Technologies, Inc. (b)	38,359	2,334,912
Sunnova Energy International, Inc. (a)	18,207	431,870
The AES Corp.	501,496	8,901,554
Vistra Corp.	339,476	6,528,123
		20,287,264
Multi-Utilities - 0.8%
Ameren Corp.	186,101	14,722,450
Avista Corp.	50,176	1,849,487
Black Hills Corp.	47,251	2,649,836
CenterPoint Energy, Inc.	411,418	8,257,159
CMS Energy Corp.	216,145	13,074,611
Consolidated Edison, Inc.	252,139	17,987,596
Dominion Energy, Inc.	633,472	49,689,544
DTE Energy Co.	145,318	17,244,887
MDU Resources Group, Inc.	151,169	3,570,612
NiSource, Inc.	289,801	6,421,990
NorthWestern Energy Corp.	37,190	1,920,492
Public Service Enterprise Group, Inc.	381,499	19,929,508
Sempra Energy	220,795	27,301,302
Unitil Corp.	12,660	534,252
WEC Energy Group, Inc.	238,174	22,407,410
		207,561,136
Water Utilities - 0.1%
American States Water Co.	27,265	2,074,321
American Water Works Co., Inc.	136,524	19,296,302
Artesian Resources Corp. Class A	6,421	225,955
Cadiz, Inc. (a)(b)	25,319	264,837
California Water Service Group	35,945	1,629,746
Essential Utilities, Inc.	168,609	7,165,883
Global Water Resources, Inc.	9,437	104,279
Middlesex Water Co.	13,522	867,166
Pure Cycle Corp. (a)	12,801	124,938
SJW Corp.	19,866	1,242,221
York Water Co.	9,981	455,233
		33,450,881

TOTAL UTILITIES		701,221,566

TOTAL COMMON STOCKS
(Cost $21,763,063,186)		25,974,990,509
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (e)
(Cost $829,798)	830,000	829,861
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.12% (f)	70,091,033	$70,105,051
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	506,374,297	506,424,934
TOTAL MONEY MARKET FUNDS
(Cost $576,529,985)		576,529,985
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $22,340,422,969)		26,552,350,355
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(508,942,637)
NET ASSETS - 100%		$26,043,407,718

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	98	Sept. 2020	$7,650,370	$869,254	$869,254
CME E-mini S&P 500 Index Contracts (United States)	311	Sept. 2020	54,407,895	6,920,318	6,920,318
CME E-mini S&P MidCap 400 Index Contracts (United States)	21	Sept. 2020	4,044,180	355,258	355,258
TOTAL FUTURES CONTRACTS					$8,144,830

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,118,149 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $829,861.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195,535
Fidelity Securities Lending Cash Central Fund	2,427,230
Total	$2,622,765

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,621,851,462	$2,621,716,275	$--	$135,187
Consumer Discretionary	3,213,525,086	3,213,525,086	--	--
Consumer Staples	1,619,375,133	1,619,375,133	--	--
Energy	567,358,863	567,358,863	--	--
Financials	2,639,198,876	2,639,198,876	--	--
Health Care	3,670,502,630	3,670,500,852	1,030	748
Industrials	2,235,062,690	2,235,062,673	--	17
Information Technology	7,156,418,569	7,156,418,569	--	--
Materials	689,617,121	689,616,906	--	215
Real Estate	860,858,513	860,858,513	--	--
Utilities	701,221,566	701,221,566	--	--
U.S. Government and Government Agency Obligations	829,861	--	829,861	--
Money Market Funds	576,529,985	576,529,985	--	--
Total Investments in Securities:	$26,552,350,355	$26,551,383,297	$830,891	$136,167
Derivative Instruments:
Assets
Futures Contracts	$8,144,830	$8,144,830	$--	$--
Total Assets	$8,144,830	$8,144,830	$--	$--
Total Derivative Instruments:	$8,144,830	$8,144,830	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$8,144,830	$0
Total Equity Risk	8,144,830	0
Total Value of Derivatives	$8,144,830	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $488,253,819) — See accompanying schedule: Unaffiliated issuers (cost $21,763,892,984)	$25,975,820,370
Fidelity Central Funds (cost $576,529,985)	576,529,985
Total Investment in Securities (cost $22,340,422,969)		$26,552,350,355
Segregated cash with brokers for derivative instruments		7,565,145
Receivable for investments sold		733,791,450
Receivable for fund shares sold		491,405
Dividends receivable		37,006,787
Distributions receivable from Fidelity Central Funds		578,391
Total assets		27,331,783,533
Liabilities
Payable to custodian bank	$2,790
Payable for fund shares redeemed	781,567,097
Payable for daily variation margin on futures contracts	343,804
Other payables and accrued expenses	49,664
Collateral on securities loaned	506,412,460
Total liabilities		1,288,375,815
Net Assets		$26,043,407,718
Net Assets consist of:
Paid in capital		$21,833,197,714
Total accumulated earnings (loss)		4,210,210,004
Net Assets		$26,043,407,718
Net Asset Value, offering price and redemption price per share ($26,043,407,718 ÷ 2,196,004,228 shares)		$11.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$201,150,163
Interest		3,364
Income from Fidelity Central Funds (including $2,427,230 from security lending)		2,622,765
Total income		203,776,292
Expenses
Custodian fees and expenses	$76,132
Independent trustees' fees and expenses	70,407
Interest	22,747
Miscellaneous	14,858
Total expenses before reductions	184,144
Expense reductions	(2,540)
Total expenses after reductions		181,604
Net investment income (loss)		203,594,688
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(125,578,727)
Fidelity Central Funds	81,196
Foreign currency transactions	1
Futures contracts	(7,220,053)
Total net realized gain (loss)		(132,717,583)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,312,545,802
Futures contracts	12,168,808
Total change in net unrealized appreciation (depreciation)		4,324,714,610
Net gain (loss)		4,191,997,027
Net increase (decrease) in net assets resulting from operations		$4,395,591,715

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	For the period April 26, 2019 (commencement of operations) to February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$203,594,688	$319,947,934
Net realized gain (loss)	(132,717,583)	(554,544)
Change in net unrealized appreciation (depreciation)	4,324,714,610	(104,642,394)
Net increase (decrease) in net assets resulting from operations	4,395,591,715	214,750,996
Distributions to shareholders	(105,899,721)	(294,232,986)
Share transactions
Proceeds from sales of shares	3,004,025,614	26,232,927,768
Reinvestment of distributions	105,899,720	294,232,985
Cost of shares redeemed	(3,322,929,651)	(4,480,958,722)
Net increase (decrease) in net assets resulting from share transactions	(213,004,317)	22,046,202,031
Total increase (decrease) in net assets	4,076,687,677	21,966,720,041
Net Assets
Beginning of period	21,966,720,041	–
End of period	$26,043,407,718	$21,966,720,041
Other Information
Shares
Sold	307,763,556	2,601,318,821
Issued in reinvestment of distributions	11,624,558	27,524,133
Redeemed	(319,650,855)	(432,575,985)
Net increase (decrease)	(262,741)	2,196,266,969

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Total Market Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A,B
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)C	.09	.17
Net realized and unrealized gain (loss)	1.82	(.02)
Total from investment operations	1.91	.15
Distributions from net investment income	(.03)	(.12)
Distributions from net realized gain	(.01)	(.02)
Total distributions	(.05)D	(.15)E
Net asset value, end of period	$11.86	$10.00
Total ReturnF,G	19.20%	1.38%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	- %K
Expenses net of fee waivers, if anyJ	- %K	- %K
Expenses net of all reductionsJ	- %K	- %K
Net investment income (loss)	1.79%K	1.96%K
Supplemental Data
Net assets, end of period (000 omitted)	$26,043,408	$21,966,720
Portfolio turnover rateL	23%K	27%K,M

 A For the period April 26, 2019 (commencement of operations) to February 29, 2020.

 B For the year ended February 29.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.05 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $.014 per share.

 E Total distributions of $.15 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.023 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Amount represents less than .005%.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Fidelity Series Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,913,919,054
Gross unrealized depreciation	(1,909,344,021)
Net unrealized appreciation (depreciation)	$4,004,575,033
Tax cost	$22,555,920,152

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Total Market Index Fund	2,573,677,072	2,584,573,309

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Total Market Index Fund	Borrower	$359,618,375.28%		$22,747

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $18,972,597,830 in exchange for 1,895,078,418 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Series Total Market Index Fund	$14,834

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $3,325,750. Total fees paid by the Fund to NFS, as lending agent, amounted to $209,447. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds (and includes $70,952 from securities loaned to NFS, as affiliated borrower).

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,540.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Series Total Market Index Fund	- %-C
Actual		$1,000.00	$1,192.00	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

STX-SANN-1020
1.9892982.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 19, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 19, 2020